AdvantEdge

As filed with the Securities and Exchange Commission on April 24, 2009

Registration Nos. 033-56658 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 35	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 65	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Associate Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  AdvantEdge Flexible Premium Variable Annuity

AdvantEdge Variable Annuity

May 1, 2009

National Integrity Life Insurance Company

Separate Account I

This prospectus describes the AdvantEdge flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

Columbia Funds Variable Insurance Trust, Class B

Columbia Mid Cap Value Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

DWS Investments VIT Fund, Class B

DWS Small Cap Index VIP

Fidelity® Variable Insurance Products,

Service Class 2

Fidelity VIP Asset ManagerSM Portfolio

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Disciplined Small Cap Portfolio

Fidelity VIP Dynamic Capital Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Freedom 2010 Portfolio

Fidelity VIP Freedom 2015 Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Freedom 2025 Portfolio

Fidelity VIP Freedom 2030 Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Index 500 Portfolio

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Templeton VIP Trust, Class 2

FTVIPT Franklin Growth and Income Securities Fund

FTVIPT Franklin Income Securities Fund

FTVIPT Franklin Large Cap Growth Securities Fund

FTVIPT Franklin Small Cap Value Securities Fund

FTVIPT Mutual Shares Securities Fund

FTVIPT Templeton Foreign Securities Fund

FTVIPT Templeton Growth Securities Fund

PIMCO Variable Insurance Trust, Advisor Class

PIMCO VIT All Asset Portfolio

PIMCO VIT CommodityRealReturnTMStrategy Portfolio

PIMCO VIT Low Duration Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

Rydex Variable Trust

Rydex VT All-Cap Opportunity Fund

Rydex VT Alternative Strategies Allocation Fund

Rydex VT Managed Futures Strategy Fund

Rydex VT Multi-Hedge Strategies Fund

Touchstone® Variable Series Trust

Touchstone VST Baron Small Cap Growth Fund

Touchstone VST Core Bond Fund

Touchstone VST High Yield Fund

Touchstone VST Large Cap Core Equity Fund

Touchstone VST Mid Cap Growth Fund

Touchstone VST Money Market Fund

Touchstone VST Third Avenue Value Fund

Touchstone VST Aggressive ETF Fund

Touchstone VST Conservative ETF Fund

Touchstone VST Enhanced ETF Fund

Touchstone VST Moderate ETF Fund

Van Kampen Life Investment Trust and Universal

Institutional Funds, Class II

Van Kampen LIT Capital Growth Portfolio

Van Kampen LIT Comstock Portfolio

Van Kampen’s UIF Emerging Markets Debt Portfolio

Van Kampen’s UIF Emerging Markets Equity Portfolio

Van Kampen’s UIF U.S. Mid Cap Value Portfolio

Van Kampen’s UIF U.S. Real Estate Portfolio

Fixed Accounts

Guaranteed Rate Options

Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Section 10 — Prior Contracts.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2009, has been filed with the Securities and Exchange Commission (file numbers 811-04846 and 033-56658).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of Barclays Global Investors, N.A. (BGI).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BGI’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI.  National Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI.  BGI makes no representations or warranties to the owners of National Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the National Integrity AdvantEdge (May 1, 2009) tear off this section and mail it to us at the Administrative Office listed in the glossary.

Name:	Address

Phone:

TABLE OF CONTENTS

Page AN-
Glossary	5
Part 1 — Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	11
Summary of Contract	11
Investment Goals and Risks	11
Your Rights and Benefits	11
Account Value and Surrender Value	12
Your Right to Revoke (Free Look Period)	12
How Your Contract is Taxed	12
Part 2 — National Integrity and the Separate Account	13
National Integrity Life Insurance Company	13
Separate Account I and the Variable Account Options	13
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 — Your Investment Options	14
The Variable Account Options	14
The Fixed Accounts	23
Part 4 — Deductions and Charges	25
Mortality and Expense Risk Charge	25
Annual Administrative Charge	25
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	25
Portfolio Charges	25
Withdrawal Charge	25
Reduction or Elimination of the Withdrawal Charge	26
Disability Waiver	26
Commission Allowance and Additional Payments to Distributors	26
Optional Benefit Charges	27
Transfer Charge	27
Tax Reserve	27
State Premium Tax	27
Part 5 — Terms of Your Variable Annuity	27
Your Contributions	27
Units in Our Separate Account	28
How We Determine Unit Value	28
Transfers	29
Excessive Trading	29
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	32
Distribution on Death of Owner	33
Spousal Continuation	34
Death Claims	35
Maximum Retirement Date and Annuity Benefit	35
Annuity Benefit Payments	36
Timing of Payment	36
How You Make Requests and Give Instructions	36

Part 6 — Optional Benefits	36
Guaranteed Lifetime Income Advantage Rider	37
Highest Anniversary Death Benefit Rider	43
Part 7 — Voting Rights	44
How Portfolio Shares Are Voted	44
How We Determine Your Voting Shares	44
Separate Account Voting Rights	44
Part 8 — Tax Aspects of the Contract	44
Introduction	44
Your Contract is an Annuity	45
Taxation of Annuities Generally	45
Tax Treatment of Living Benefits	46
Tax-Favored Retirement Programs	46
Federal and State Income Tax Withholding	47
Impact of Taxes on the Company	47
Transfers Among Investment Options	47
Part 9 — Additional Information	47
Systematic Withdrawal Program	47
Income Plus Withdrawal Program	48
Choices Plus Required Minimum Distribution Program	48
Dollar Cost Averaging Program	48
Systematic Transfer Program	49
Customized Asset Rebalancing Program	49
Systematic Contributions Program	50
Legal Proceedings	50
Table of Contents of Statement of Additional Information	50
Part 10 — Prior Contracts	50
GrandMaster flex3 (Contracts issued from May 1, 2002 to February 25, 2008)	50
GrandMaster I, II and III (Contracts issued prior to May 1, 2002)	53
Appendices	55
Appendix A — Financial Information for Separate Account I of National Integrity	55
Appendix B — Illustration of a Market Value Adjustment	81
Appendix C — Parties to the Contract and Guide to Spousal Continuation	84
Appendix D — Illustration of Guaranteed Lifetime Income Advantage	86

GLOSSARY

Account Value — the value of your contract, which consists of the values of your Investment Options added together

Adjusted Account Value — your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office — National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924.  You may also call us at 1-800-433-1778.  This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant — the person whose life is used to determine the amount of the Annuity Benefit.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit — periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day — any day that the New York Stock Exchange is open.

Contract Anniversary — occurs once annually on the same day as the Contract Date.

Contract Date — the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year — a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit — benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death — a distribution paid to a named owner’s beneficiary on the death of the owner.

Fixed Accounts — Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount — the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account — the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that provides guaranteed lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment strategies available when a GLIA Rider is purchased.

Guaranteed Rate Option (GRO) — a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

Guarantee Period — the length of time from the date of your contribution into a GRO, until the GRO matures.

Market Value Adjustment (MVA) — an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit before the end of the Guarantee Period.

Investment Options — Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Portfolio — a mutual fund in which a Variable Account Option invests.

Retirement Date — any date before the Maximum Retirement Date that you choose to begin taking an Annuity Benefit.

Rider — a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account — Separate Account I of National Integrity Life Insurance Company.  Its assets are segregated by National Integrity and invested in Variable Account Options.

Surrender Value — your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) — a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six-month or one-year period.  The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Unit — measure of your ownership interest in a Variable Account Option.

Unit Value — value of each Unit calculated on any Business Day.

Variable Account Options — Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

PART 1 — FEES AND EXPENSE TABLES AND SUMMARY

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$50

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(6)	1.60%	1.60%
Optional Highest Anniversary Death Benefit Charge(7)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge(8)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge(8)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses(9)	3.40%	2.95%

(1) Expenses for prior versions of the contract, if different, are located in Part 10.

(2) State premium taxes currently range from 0 to 3.5%.

(3) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed quarterly on the amount allocated to the Variable Account Options

(8) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(9) You may elect only one of the following optional benefits: Individual GLIA, or Spousal GLIA.  Therefore the highest possible total separate account annual expenses reflect the election of the Spousal GLIA, which carries the higher cost.

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.  The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%	Maximum: 2.44%

Total Annual Portfolio Operating Expenses

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Columbia VIT Mid Cap Value, Class B(1)	0.70%	0.25%	0.51%	N/A	1.46%	1.25%
Columbia VIT Small Cap Value, Class B(2)	0.80%	0.25%	0.09%	N/A	1.14%	1.10%
DWS Small Cap Index VIP, Class B (3)	0.35%	0.25%	0.15%	N/A	0.75%	0.75%
Fidelity VIP Asset Manager, Service Class 2 (4)	0.51%	0.25%	0.14%	N/A	0.90%	0.89%
Fidelity VIP Balanced, Service Class 2 (5)	0.41%	0.25%	0.15%	N/A	0.81%	0.80%
Fidelity VIP Contrafund, Service Class 2 (5)	0.56%	0.25%	0.10%	N/A	0.91%	0.90%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.36%	N/A	1.32%	1.25%
Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (4), (6)	0.56%	0.25%	0.31%	N/A	1.12%	1.09%
Fidelity VIP Equity-Income, Service Class 2	0.46%	0.25%	0.11%	N/A	0.82%	0.82%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.56%	0.81%	0.81%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.58%	0.83%	0.83%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.63%	0.88%	0.88%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.64%	0.89%	0.89%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.67%	0.92%	0.92%
Fidelity VIP Growth, Service Class 2 (5)	0.56%	0.25%	0.12%	N/A	0.93%	0.92%
Fidelity VIP Growth & Income, Service Class 2	0.46%	0.25%	0.13%	N/A	0.84%	0.84%
Fidelity VIP Growth Opportunities, Service Class 2	0.56%	0.25%	0.16%	N/A	0.97%	0.97%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.14%	N/A	0.96%	0.96%
Fidelity VIP Index 500, Service Class 2 (7)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.32%	0.25%	0.10%	N/A	0.67%	0.67%
Fidelity VIP Mid Cap, Service Class 2 (5)	0.56%	0.25%	0.12%	N/A	0.93%	0.92%
Fidelity VIP Overseas, Service Class 2 (5)	0.71%	0.25%	0.16%	N/A	1.12%	1.09%
Fidelity VIP Value Strategies, Service Class 2 (4)	0.56%	0.25%	0.18%	N/A	0.99%	0.98%
FTVIPT Franklin Growth and Income Securities, Class 2 (8)	0.50%	0.25%	0.05%	N/A	0.80%	0.80%
FTVIPT Franklin Income Securities, Class 2 (8)	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2 (8)	0.73%	0.25%	0.04%	N/A	1.02%	1.02%
FTVIPT Franklin Small Cap Value Securities, Class 2 (9)	0.52%	0.25%	0.16%	0.01%	0.94%	0.93%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.13%	N/A	0.98%	0.98%
FTVIPT Templeton Foreign Securities, Class 2 (9)	0.64%	0.25%	0.15%	0.02%	1.06%	1.04%
FTVIPT Templeton Growth Securities, Class 2 (8)	0.74%	0.25%	0.04%	N/A	1.03%	1.03%
PIMCO VIT All Asset, Advisor Class (10), (11)	0.425%	0.25%	0.00%	0.76%	1.435%	1.415%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (10), (12), (13)	0.74%	0.25%	0.17%	0.09%	1.25%	1.16%
PIMCO VIT Low Duration, Advisor Class (10), (12)	0.50%	0.25%	0.09%	N/A	0.84%	0.84%
PIMCO VIT Real Return, Advisor Class (10), (12)	0.50%	0.25%	0.05%	N/A	0.80%	0.80%
PIMCO VIT Total Return, Advisor Class (10), (12)	0.50%	0.25%	0.22%	N/A	0.97%	0.97%
Rydex VT All-Cap Opportunity	0.90%	0.00%	0.77%	N/A	1.67%	1.67%
Rydex VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.33%	1.33%	1.33%
Rydex VT Managed Futures Strategy (14)	1.13%	0.00%	1.31%	N/A	2.44%	2.21%
Rydex VT Multi-Hedge Strategies	1.15%	0.00%	0.66%	0.16%	1.97%	1.97%
Touchstone VST Baron Small Cap Growth (15)	1.05%	0.25%	0.55%	N/A	1.85%	1.55%

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Touchstone VST Core Bond (15), (16)	0.55%	0.25%	0.40%	0.01%	1.21%	1.01%
Touchstone VST High Yield (15), (16)	0.50%	0.25%	0.52%	0.01%	1.28%	1.06%
Touchstone VST Large Cap Core Equity (15)	0.65%	0.25%	0.34%	N/A	1.24%	1.00%
Touchstone VST Mid Cap Growth (15)	0.80%	0.25%	0.41%	N/A	1.46%	1.17%
Touchstone VST Money Market (15)	0.18%	0.25%	0.28%	N/A	0.71%	0.71%
Touchstone VST Third Avenue Value (15), (16)	0.80%	0.25%	0.32%	0.02%	1.39%	1.19%
Touchstone VST Aggressive ETF (15), (16), (17)	0.40%	0.25%	0.59%	0.21%	1.45%	0.96%
Touchstone VST Conservative ETF (15), (16), (17)	0.40%	0.25%	0.49%	0.20%	1.34%	0.95%
Touchstone VST Enhanced ETF (15), (16), (17)	0.40%	0.25%	0.41%	0.24%	1.30%	0.99%
Touchstone VST Moderate ETF (15), (16), (17)	0.40%	0.25%	0.32%	0.21%	1.18%	0.96%
Van Kampen LIT Capital Growth, Class II (18)	0.70%	0.25%	0.17%	N/A	1.12%	1.10%
Van Kampen LIT Comstock, Class II	0.56%	0.25%	0.04%	N/A	0.85%	0.85%
Van Kampen’s UIF Emerging Markets Debt, Class II (19), (20)	0.75%	0.35%	0.35%	N/A	1.45%	1.15%
Van Kampen’s UIF Emerging Markets Equity, Class II (19), (20)	1.21%	0.35%	0.41%	N/A	1.97%	1.65%
Van Kampen’s UIF U.S. Mid Cap Value, Class II (16), (19), (20)	0.72%	0.35%	0.29%	0.01%	1.37%	1.11%
Van Kampen’s UIF U.S. Real Estate, Class II (19), (20)	0.77%	0.35%	0.30%	N/A	1.42%	1.32%

(1) The distributor and/or the advisor has contractually agreed to waive fees and/or reimburse expenses so that the Portfolio’s ordinary operating expenses (excluding brokerage commissions, interest, taxes, 12b-1 fees and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 1.00% annually through April 30, 2010.

(2) The distributor and/or the advisor have voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.95% of the Portfolio’s average daily net assets.  In addition, the distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses applicable to the Class B shares, including distribution fees, exceed the annual rate of 1.10% of the class B shares’ average daily net assets.  These arrangements may be modified or terminated by the advisor and/or the distributor at any time.

(3) “Other Expenses” includes an administrative services fee paid to the Portfolio’s advisor in the amount of 0.10% of average daily net assets.

(4) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(5) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(6) The Portfolio’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses, (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25% for Disciplined Small Cap and 1.10% for Dynamic Capital Appreciation.  This arrangement can be discontinued by the Portfolio’s manager at any time.

(7) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the Portfolio manager’s part.

(8) The Portfolio administration fee is paid indirectly through the management fee.

(9) The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the Sweep Money Fund which is the “acquired fund” in this case) to the extent of the Portfolio’s fees and expenses of the acquired fund.  This reduction is required by the trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(10) “Management Fees” reflect advisory fees and supervisory and administrative fees payable by the Portfolio to PIMCO.

(11) Acquired Funds Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the underlying funds and upon the total annual operating expenses of the Institutional Class shares of these underlying funds.  Acquired Funds Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above.  PIMCO has contractually agreed, for the Portfolio’s current fiscal year end, to reduce its advisory fee to the extent that the underlying fund expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in underlying funds.  PIMCO may recoup this waiver in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  This expense reduction is implemented based on a calculation of underlying fund expenses attributable to management fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above and described herein.

(12) “Other Expenses” reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchasing agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments as an investment strategy.

(13)  PIMCO Cayman Commodity Portfolio I LTD (the Subsidiary) has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its net assets.  PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary.  This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(14) The Portfolio includes a subsidiary, which has entered into a separate advisory agreement with the advisor for the management of the subsidiary’s portfolio.  The advisor has contractually agreed to waive the management fee if receives from the Portfolio in an amount equal to the management fee paid to the advisor by the subsidiary.  This waiver will continue as long as the Portfolio invests in the subsidiary, and may not be terminated without the prior approval of the Portfolio’s board of trustees.

(15) The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses).  This expense limitation will remain in effect until at least April 30, 2010.  The advisor has no ability to recoup amounts waived or reimbursed.  Pursuant to this agreement, net expenses will not exceed the amount shown in the Total Annual Net Expenses column in the above table, less the amount of the Acquired Funds Fees and Expenses, if any.  For purposes of these waivers, the cost of Acquired Funds Fees and Expenses, if any, is excluded from the advisor’s waiver obligations.  In the case of the Touchstone VST Money Market Fund, net expenses will not exceed 0.75% of net assets.

(16) The Portfolio may invest a portion of its assets in other funds (the “Acquired Funds”).  The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests.  “Acquired Funds Fees & Expenses” in the above table is an estimate of those expenses.  The estimate is based upon the average allocation of the Portfolio’s investment in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds for the fiscal year ended December 31, 2008.  Actual Acquired Funds expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

(17) The Total Annual Net Expense after waivers and reimbursements without acquired fund expenses would be 0.75%.

(18) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of 1.10%.  This reimbursement is voluntary and can be discontinued at any time.

(19) Expenses reflect rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

(20)  The following caps are in effect: 1.35% for Emerging Markets Debt and U.S. Real Estate, 1.65% for the Emerging Markets Equity, and 1.15% for U.S. Mid Cap Value.  The advisor may terminate these voluntary caps at any time.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,358	$2,477	$3,298	$6,598

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$658	$1,977	$3,298	$6,598

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,170	$1,914	$2,363	$4,759

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$470	$1,414	$2,363	$4,759

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  The Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner,” and “Spousal Continuation.”

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                                          To contribute, transfer and withdraw money.  See Part 5

•                                          To invest in the Investment Options.  See Part 3

•                                          To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                                          To name the Annuitant.

•                                          To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant.  See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                                          To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of the first joint owner.  If there are joint owners, the death of either one will be treated as the death of both under this contract, and a Distribution on Death will be required.  See Part 5, section titled “Distribution on Death of Owner.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and in Internal Revenue Code of 1986, as amended (the Tax Code).

This contract is intended to offer only annuity and related benefits (including death benefits) to natural persons and their beneficiaries, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, Market Value Adjustments.

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below $5,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we’ll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return at least the amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Internal Revenue Code of 1966, as amended (the Tax Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal.  You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor.  Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract can provide benefits under certain tax-favored retirement programs, such as IRAs; however, it provides no additional tax deferral benefit, as these programs already provide tax-deferral.

PART 2 — NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes In How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We will notify you if any change results in a material change in the underlying investments of a Variable Account Option.  We may:

•                   add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                   register or end the registration of the Separate Account under the 1940 Act;

•                   operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                   restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                   cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios;

•                   operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

PART 3 - YOUR INVESTMENT OPTIONS

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option (also called a subaccount) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see the Portfolio’s prospectus and Statement of Additional Information.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as principal risks of investing, and more information about the Portfolio’s principal investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-433-1778.

Columbia Funds Variable Insurance Trust

Each Portfolio is a series of the Columbia Funds Variable Insurance Trust, which is a mutual fund registered with the SEC.  Columbia Management Advisors LLC is the investment advisor to each Portfolio and is located at 100 Federal Street, Boston, MA 02110.

Following is a summary of the investment objectives of the Columbia VIT Portfolios.  We cannot guarantee that these objectives will be met.  You should read each Columbia VIT Portfolio’s prospectus carefully before investing.

Columbia Mid Cap Value Fund, Variable Series

The Mid Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have a market capitalization in the range of the companies in the Russell Midcap Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

Columbia Small Cap Value Fund, Variable Series

The Small Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have a market capitalization in the range of the companies in the Russell 2000 Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

DWS Investments VIT Funds

The Portfolio is a series of the DWS Investment Variable Insurance Trust, which is registered as a mutual fund with the SEC.  The investment advisor for the DWS Investments VIP Funds is Deutsche Asset Management.

Following is a summary of the investment objectives of the DWS Investments VIT Fund.  We cannot guarantee that these objectives will be met.  You should read the DWS Investments VIT Fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

DWS Small Cap Index VIP seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.  The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust, each of which is a mutual fund registered with the SEC.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers®, Inc. (Strategic Advisers).  Both FMR and Strategic Advisers are registered investment advisors under the 1940 Act and are located at 82 Devonshire Street, Boston, MA 02109.

Below is a summary description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR emphasizes above average income-producing equity securities, which tends to lead to investment in stocks that have more “value” characteristics than “growth” characteristics.  FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index.  FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Dynamic Capital Appreciation Portfolio

The VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap

“value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP Growth & Income Portfolio

The VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.  FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation.

FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Growth Opportunities Portfolio

The VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500.  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR manages the Portfolio to have overall interest rate risk similar to the Lehman Brothers® U.S. Aggregate Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index.  FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

Fidelity VIP Value Strategies Portfolio

The VIP Value Strategies Portfolio seeks capital appreciation, investing primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential.  FMR focuses investments in medium sized companies, but also may invest substantially in larger or smaller companies.  FMR uses fundamental analysis to select investments.

Franklin Templeton Variable Insurance Products Trust

Each Portfolio is a series of the Franklin Templeton Variable Insurance Products Trust, which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will be able to achieve its objective.  You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal.  The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation.  The Portfolio normally invests in both debt and equity securities.  The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return.  The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.  The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust, which is a mutual fund registered with the SEC.  Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio.  PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a fund will be able to achieve its objective.  You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio’s asset allocation sub-advisor.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.  The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.  The average Portfolio duration varies from 3-6 years.

Rydex Variable Trust

Each Portfolio is a series of the Rydex Variable Trust, which is a mutual fund registered with the SEC.  Rydex Investments is the investment advisor to each Portfolio.  The advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex VT Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Rydex VT Fund prospectus carefully before investing.

Rydex VT All-Cap Opportunity Fund

The Rydex All-Cap Opportunity Fund seeks long-term capital appreciation by moving its investments among different sectors or industries.  Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods.  The advisor then invests in the top ranked industries.

Rydex VT Alternative Strategies Allocation Fund

The Rydex Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

Rydex VT Managed Futures Strategy Fund

The Rydex Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  The fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®.  The advisor  will invest substantially all of the Portfolio’s net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

Rydex VT Multi-Hedge Strategies Fund

The Rydex Multi-Hedge Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.  The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Touchstone® Variable Series Trust

Each Portfolio is a series of the Touchstone Variable Series Trust, which is a mutual fund registered with the SEC.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a summary of the investment objectives of each Touchstone VST Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Baron Small Cap Growth Fund seeks long-term capital appreciation, by investing at least 80% of its assets in securities of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics and the potential to increase in value at least 100% over four or five subsequent years.  BAMCO, Inc. is the sub-advisor for the fund.

Touchstone VST Core Bond Fund

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital Appreciation is a secondary goal.  The sub-advisor normally invests at least 80% of the Portfolio’s assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The sub-advisor invests at least 65% of the Portfolio’s assets in investment grade debt securities, but may invest up to 35% of the assets in non-investment grade debt securities rated as low as B.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST High Yield Fund

The High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The sub-advisor invests at least 80% of the Portfolio’s assets in non-investment grade debt securities, generally issued by domestic corporations.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST Large Cap Core Equity Fund

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of companies with market capitalizations found within the Russell 1000 Index at the time of purchase.  The advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Verdedus Asset Management LLC is the sub-advisor for the fund.

Touchstone VST Mid Cap Growth Fund

The Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of mid cap companies, which are defined as companies having a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index.  The sub-advisor may also invest in companies in the technology sector.  The fund is sub-advised by two separate management teams that use different style methodologies: Westfield Capital Management Company, L.P. uses a growth approach, investing in companies that have earnings the advisor believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates; and TCW Investment Management Company uses a value approach, investing in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in U.S. government securities and high-quality money market instruments rated in the top two rating categories.  The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST Third Avenue Value Fund

The Third Avenue Value Fund seeks long-term capital appreciation by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount relative to what the sub-advisor believes is their liquid value.  The Portfolio is non-diversified.  The advisor invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  Third Avenue Management LLC is the sub-advisor for fund.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each exchange-traded fund that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.

As a result of market gains or losses by the underlying ETFs, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.  The advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Verdedus Asset Management LLC is the advisor for the ETF funds.

Touchstone VST Aggressive ETF Fund

The Aggressive ETF Fund seeks capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the Portfolio’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the Portfolio’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Enhanced ETF Fund seeks high capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the Portfolio’s assets in stocks and 40% in bonds.

Van Kampen LIT Portfolios

Each Portfolio is a series of the Van Kampen Life Insurance Trust, which is a mutual fund registered with the SEC.  Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Capital Growth Portfolio

The LIT Capital Growth Portfolio seeks capital appreciation.  Under normal market conditions, the adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of growth-oriented companies.

Van Kampen LIT Comstock Portfolio

The LIT Comstock Portfolio seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen’s Universal Institutional Funds, Inc. Portfolios

Each Portfolio is a series of The Universal Institutional Funds, Inc. (UIF), which is a mutual fund registered with the SEC.  Morgan Stanley Investment Management Inc., which does business in certain instances as Van Kampen, is the investment advisor for each of the UIF Portfolios.

Below is a summary of the investment objectives of the Portfolios of The Universal Institutional Funds, Inc.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen’s UIF Portfolio prospectus carefully before investing.

Van Kampen’s UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen’s UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection.  Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen’s UIF U.S. Mid Cap Value Portfolio

The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities.  The advisor invests primarily in common stocks of companies traded on the United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.  The Portfolio may purchase stocks that typically do not pay dividends.  The advisor seeks attractively valued companies experiencing a change that it believes could have a positive impact on the company’s outlook such as a change in management, industry dynamics or operational efficiency.

Van Kampen’s UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  The advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

The Fixed Accounts

Our Fixed Accounts, General Account and the non-unitized separate account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act.  The General Account supports the Account Value you invest in the Fixed Accounts (unless otherwise supported by a separate account), the Death Benefit in excess of Account Value and the Annuity Benefit and any guarantees offered under a Rider.  The non-unitized separate account supports the GROs.  We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account.  Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with Guarantee Periods of two, three, five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available from time to time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.  The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, which will never be less than 1%.

The value of a contribution to your GRO is called the GRO Value.  Assuming you haven’t transferred or withdrawn any amounts, the GRO Value will be the amount you contributed plus interest at the Guaranteed Interest Rate less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

All contributions you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.  You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We’ll notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option.  If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it can’t be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period.  For example, if your mature GRO was for 10 years and when it matures, we don’t offer a 10-year Guarantee Period, but we do offer a seven-year Guarantee Period, your new GRO will be for seven years.  You can’t renew a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you make an early partial withdrawal, full surrender or transfer from your GRO or if you elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies on a Distribution on Death of the owner before the end of the Guarantee Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant).  No MVA is made for partial withdrawals of the Free Withdrawal Amount or for partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, which are made within 30 days of the expiration of the GRO Guarantee Period.  No MVA shall apply when partial withdrawals are taken to meet required minimum distributions under the Tax Code.  The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution to the GRO, less withdrawals and associated withdrawal charges, less transfers out of a GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 – 1], where:

A	is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B

is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N	is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.  See Appendix B for illustrations of the MVA.

Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected.  STOs are available for six months or one year.  All STO contributions must be transferred into other Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  Generally we do not allow transfers from the STO to a GRO, unless your contract expressly permits such transfers.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  The STO is available for new contributions only.  You cannot transfer from other Investment Options into the STO.  We do not accept Systematic Contributions into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.

PART 4 – DEDUCTIONS AND CHARGES

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.60% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.60% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to the risk we take that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits.  The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses.  A portion of the 1.60% is used to reimburse us for administrative expenses not covered by the annual administrative charge, including the cost of distribution of the contracts.  We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $50, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management cannot be increased without shareholder approval.  Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge As A Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
thereafter	0%

When you take a withdrawal, the oldest contributions are treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions and any applicable charges on those contributions, are withdrawn.  Please note however, that for tax purposes, withdrawals are considered to be gain first.  See Part B.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected investment options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge if:

•      we calculate the Death Benefits on the death of the Annuitant; or

•      you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration.  We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant.  If there are joint owners, the waivers apply to both the primary and the joint owner.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 5.00% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the fourth Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are American Portfolios Financial Services, Inc., Cadaret, Grant & Co., Inc., Investacorp, Inc., LPL Financial Corporation, Nationwide Planning Associates, Inc., Securities America, Inc., Summit Equities, Inc., Stifel, Nicolaus and Company, Incorporated and Sterne, Agee & Leach, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with details about the benefit, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

PART 5 – TERMS OF YOUR VARIABLE ANNUITY

Your Contributions

•	Minimum initial contribution	$20,000
•	Minimum additional contribution	$100
•	Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
		$500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider.  See Part 6.  Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract.  If our contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan.  We will measure your contributions against the maximum limits for annual contributions set by federal law.  Contributions will be accepted at any time up to five years before your Maximum Retirement Date.

We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution did not meet our minimum additional contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Your contributions are invested in the Investment Options you select.  Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office.  Once received in good order, contributions allocated to Variable Account Options are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.  Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day.  Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options for additional contributions at any time by writing to the Administrative Office.  The request must indicate your contract number and the specific change, and you must sign the request.  When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

Changing your Investment Options for additional contributions does not change your current allocation or your allocations used for rebalancing your portfolio, if any.  You must provide specific instructions if you wish to change your current allocations or rebalancing allocations.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•

First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•	Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•	Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•	Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•

Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.60%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•      The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

•      Transfers into a GRO will establish a new GRO for the Guarantee Period you choose, at the then-current Guaranteed Interest Rate.

•      Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value, called an MVA.  See Part 3.

•      Transfers into and out of the GLIA Investment Options are restricted.  See Part 6.

You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your 12 free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year.  See Part 4, “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in good order.  Each request for a transfer must specify:

•         the contract number

•         the amounts to be transferred, and

•         the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. — 5:00 p.m., Eastern Time, on any day we are open for business.  If we receive your transfer request before 4:00 p.m., Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m., Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call.  All transfers will be confirmed in writing.

A transfer request or a reallocation of your Account Value does not change the allocation of current or future contributions among the Investment Options, and does not change your investment allocations used for rebalancing your portfolio.  You must provide specific instructions if you wish to change your allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.	Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•

a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•	a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.	Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.	Notification. We will notify you if your requested transfer is not made.

4.

Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•

If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, internet, fax, same-day mail or courier service will not be accepted.

•

In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.	20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each

Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

  •    All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, internet, fax, same day mail or courier service will not be accepted, and internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

  •    Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  Investment Option transfers are non-cumulative and may not be carried over from year to year.

  •    Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each withdrawal must be at least $100.  The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options.  You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when they are received in good order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•  the withdrawal amount requested,

•  plus or minus any MVA that applies (see Part 3, “Market Value Adjustments”),

•  plus any withdrawal charge that applies (see Part 4, “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are taken from your Account Value as follows:  your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Certain Death Benefits are reduced by withdrawals on a proportional basis.  See Part 5, “Death Benefits Paid on Death of Annuitant.”

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.  The Free Withdrawal Amount is the greater of:

•      10% of your Account Value during a Contract Year; or

•      10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount; we will assess any applicable withdrawal charge on the total amount of your contributions.  If you completely surrender the contract in the same Contract Year in which you have taken your Free Withdrawal Amount, we will apply a withdrawal charge as though the complete surrender included the Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

• the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

• there is no contingent Annuitant.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.\

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

•                  Lump sum — if the beneficiary elects this option, we will automatically pay the lump sum Death Benefit amount into a checking account in the name of the beneficiary, if allowed by state law.  The checking account is an interest-bearing account with no fees.  The beneficiary can access the funds at any time by writing a check.

•                  Deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

•                  Extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death Benefit as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options and distributions must begin within one year from the date of death.  You may pre-select this option for your Annuitant’s beneficiary.

If your Annuitant’s beneficiary is not a natural person, the beneficiary will automatically receive a lump sum distribution.

You may change the Annuitant’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix C for assistance in structuring your contract.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greater of:

•                                          your total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                                          your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  If your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000).

•                  Therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you, as owner, die before the retirement date, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required.  It may not be a good idea to own this annuity contract jointly.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the

Distribution on Death.  If an owner’s beneficiary doesn’t survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

•                  Lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

•                  Deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire Surrender Value must be paid to the beneficiary.

•                  Extending the contract — if the beneficiary elects this option, he or she must choose to receive the Surrender Value as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options, and distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawal taken under this option.

If the owner’s beneficiary is not a natural person, the beneficiary will automatically receive a lump sum distribution.

If your (owner’s) sole  beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its deferred tax status) in your spouse’s name as the new owner.  See the section below on Spousal Continuation and Appendix C.

You may change the owner’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation Under the Tax Code

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is your (owner’s) sole beneficiary.  This is standard spousal continuation.  See Appendix C.

Enhanced Spousal Continuation Under the Contract

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, and only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  no joint owner is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.  Under this Enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the Enhanced Spousal Continuation is elected, but the MVA will apply.  If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

See Appendix C.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election.  During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his or her election.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later.  This is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, and applicable state premium tax, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100.

We currently offer the following types of annuities, funded through our General Account:

•                    Life and 10 years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                    Period certain annuity, which provides for fixed payments for a fixed period.  The amount is determined by the period you select when you select the type of annuity you want.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                    Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

•                    Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity.  However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments will not change and are based upon annuity rates provided in your contract.  The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply).  If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)            the New York Stock Exchange has been closed or trading on it is restricted;

(2)            an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)            the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 — OPTIONAL BENEFITS

You may purchase one of the Riders offered with this contract, which provides an optional benefit for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called an LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary depending on your age at that time.

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                      the Bonus Base immediately before the Bonus is applied; plus

2)                                      the Bonus amount (see “Bonus” section below); plus

3)                                      additional Contributions received after the date of the Bonus; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                      the Step-Up Base immediately before the Step-Up is applied; plus

2)                                      the Step-Up amount; plus

3)                                      additional Contributions received after the date of the Step-Up; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base and Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base or Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here’s an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal is a Nonguaranteed Withdrawal, withdrawal charges, if any, will be applied.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”

•                  Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges if any.)  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (younger) Annuitant	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct an annual charge for the Individual GLIA Rider of 0.90% and an annual charge for the Spousal GLIA Rider of 1.15%.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the four GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)

GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio 0 – 100%	Touchstone VST Moderate ETF Portfolio 0 – 100%	Touchstone VST Aggressive ETF Portfolio 0 - 50%

GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio 90%	Rydex VT Alternative Strategies Allocation Fund 10%

GLIA Investment Strategy 4 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative

Fidelity VIP Investment Grade Bond	Fidelity VIP Asset Manager	Columbia VIT Mid Cap Value	PIMCO VIT All Asset

PIMCO VIT Total Return	Fidelity VIP Balanced	Columbia VIT Small Cap Value	PIMCO VIT Commodity RealReturn Strategy

Touchstone VST Core Bond	Fidelity VIP Contrafund	DWS Small Cap Index VIP	Rydex VT All-Cap Opportunity
	Fidelity VIP Equity-Income	Fidelity VIP Disciplined Small Cap	Rydex VT Alternative Strategies Allocation
	Fidelity VIP Growth & Income	Fidelity VIP Dynamic Capital Appreciation	Rydex VT Managed Futures Strategy
	Fidelity VIP Growth Opportunities	Fidelity VIP Mid Cap	Rydex VT Multi-Hedge Strategies
	Fidelity VIP Growth	Fidelity VIP Value Strategies	Van Kampen’s UIF U.S. Real Estate
	Fidelity VIP Index 500	FTVIPT Franklin Small Cap Value Securities	High Yield
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	Fidelity VIP High Income
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	FTVIPT Franklin Income Securities
	FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Touchstone VST High Yield
	Touchstone VST Aggressive ETF	Van Kampen LIT Capital Growth	Short Duration
	Touchstone VST Conservative ETF	International	PIMCO VIT Low Duration
	Touchstone VST Enhanced ETF	Fidelity VIP Overseas	PIMCO VIT Real Return
	Touchstone VST Large Cap Core Equity	FTVIPT Templeton Foreign Securities	Touchstone VST Money Market
	Touchstone VST Moderate ETF	FTVIPT Templeton Growth Securities
	Van Kampen LIT Comstock	Van Kampen’s UIF Emerging Markets Debt

Van Kampen’s UIF U.S. Mid Cap Value	Van Kampen’s UIF Emerging Markets Equity

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, “Your Investment Options” as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  To change your investment allocation, you can make one or more transfers among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.  You must make your transfers at the same time.

•                  Your first transfer is allowed 90 days after the Contract Date.  Each transfer starts a 90-day waiting period before you can make another transfer.

•                  We will automatically rebalance your Investment Options quarterly.  The transfers resulting from automatic rebalancing do not trigger a 90-day waiting period.

•                  You cannot transfer between the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus.  Therefore, if you purchase the GLIA Rider, we do not recommend using this annuity contract to pay for such services.

Contribution Limits

•                  Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•                  Each additional contribution must be at least $1,000.

•                  You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•                  Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS minimum distributions requirements after you turn 70½.

We will calculate the required minimum distribution (RMD) with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your required minimum distribution from your GLIA Rider without causing a Nonguaranteed Withdrawal.  However, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section, above.

You must take your first annual required minimum distribution in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.               You must be the Owner and Primary Annuitant.  (You may be the beneficial owner through a custodial account.)

2.               Joint Owners are not allowed.

3.               Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.               You must name your spouse as the Spousal Annuitant.

5.               You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.               We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner, however, the surviving partner of a civil union is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.               If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

We will not reduce the Rider charge if you remove a spouse.  The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider each Contract Year after that.

This Rider will terminate automatically on the earliest of the following dates:

1.               The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.               The date the Payment Base equals zero;

3.               The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.               The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.               The date that you transfer ownership of the contract;

6.               The date you assign the contract or any benefits under the contract or Rider;

7.               The date a Death Benefit is elected under the contract;

8.               On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.               The date you elect an Annuity Benefit under the contract;

10.         The date you cancel this Rider;

11.         The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  For the Individual Rider, you must be between 50 and 80 years old on the date you elect the Rider.  For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix D for hypothetical examples that illustrate how the GLIA Rider works.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

•                  your highest Account Value on any Contract Anniversary up to and including Annuitant’s age 75, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract.  The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

PART 7 — VOTING RIGHTS

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholder’s meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options.  We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 — TAX ASPECTS OF THE CONTRACT

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

• our tax status

• the tax status of the contract

• the type of retirement plan, if any, for which the contract is purchased

• the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider any applicable state or other tax laws.  Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  National Integrity does not guarantee the federal, state, or local tax status of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•                  You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

•                  You can purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•                  You can also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan, in which case withdrawals are generally fully taxable as ordinary income.

This prospectus covers the basic tax rules to an annuity purchased with after tax-dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-natural persons cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer.  The assignment or pledge or any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit.  The tax implications are different for each type of distribution.

•                  Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value.  The rest of the withdrawal, representing your basis in the annuity, is not taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were ruled over to the contract in a tax-free exchange.

•                  If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of the investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part of it is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•                  you are 59½ or older

•                  payment is a result of the owner’s death

•                  payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and a beneficiary

•                  payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•                  payment is from certain qualified plans (note, however, other penalties may apply)

•                  payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                  payment is under certain types of qualified plans held by the employer until the employee separates from service

•                  payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)

•                  payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                  payment is for certain higher education expenses (IRA only)

•                  payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you recover the entire investment basis in the contract, all remaining LPA payments are taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

If you have a qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy the required minimum distributions (RMD) required by the Tax Code after you turn 70½.  We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise the rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional contributions to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, an RMD must be withdrawn each year from an inherited IRA.  The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plan

IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a qualified retirement plan (such as 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

This contract offers an enhanced Death Benefit and a guaranteed lifetime withdrawal benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 — ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used.  The minimum Systematic Withdrawal is $100.  If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will be ended.  You may specify an account for direct deposit of your Systematic Withdrawals.  Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59½.  You won’t have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving distributions, they should not be changed or stopped until the later of:

•            the date you reach age 59½; and

•            five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  We will calculate the amount of the distribution, subject to a $100 minimum.  If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.  You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.  Withdrawals under this program are treated as ordinary withdrawals under the contract.  This program is not available with the GLIA Rider.

Choices Plus Required Minimum Distribution Program

We office a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs.  This program is not available with the GLIA Rider.  See Part 6, “Withdrawal Protection for Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Investment Option at regular intervals (like once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Investment Option.  The minimum transfer to each Investment Option is $100.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count towards your 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time.  If you don’t have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the GLIA Investment Options.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into an STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.  This feature is not available with the GLIA Rider.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Investment Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by transfers among those Variable Account Options, and you will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  If you elect the GLIA Rider, a different rebalancing program is used.  See Part 6.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count towards your 12 free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon one day’s prior written notice, and you may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution Program.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN:  Request for SAI of Separate Account I

PART 10 — PRIOR CONTRACTS

If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AdvantEdge contract we are currently offering via this prospectus.  The AdvantEdge was formerly known as the GrandMaster product line.  You may own a prior version of the AdvantEdge contract sold under the name GrandMaster, Heritage Asset Builder or GrandMaster flex3.  Material differences in prior versions of this contract from the AdvantEdge contract we are currently offering are described below.  The dates given are the company roll-out dates, but these dates vary state by state.  Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

GrandMaster flex3 — Contracts issued from May 1, 2002 to February 25, 2008

Annual Administrative Charge

Annual Administrative Charge(10)	$50

(10) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge(11)	1.55%

Withdrawal Charge

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
thereafter	0%

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 4.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the second Contract Year.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before Annuitant’s age 76, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges)received after that Contract Anniversary; or

•                  total contributions, minus any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

For contracts where the Annuitant’s age on the Contract Date is 86 or older the Death Benefit is:

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

Fixed Accounts

Guaranteed Return Options were not available on AnnuiChoice I contracts issued before November 17, 2003.

Contracts issued from May 1, 2002 to November 17, 2003

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.55%
Optional AVO Charge (maximum charge 3%)	0.45%
Highest Possible Total Separate Account Annual Expenses	2.00%

Additional Features

The Added Value Option (AVO) was available.  The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below.  If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract

(11) Assessed daily on the amount allocated to the Variable Account Options

Year.  For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1500 to your Account Value.

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.70%
2%	0.30%	1.85%
3%	0.45%	2.00%

The dollar amount of the charge for the AVO is subject to a minimum and maximum amount.  For a 1% credit the minimum amount is .145% multiplied by first-year total contributions and the maximum amount is .182% multiplied by first-year total contributions.  To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select.  First-Year Total Contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%

This fee is assessed quarterly to the Account Value for seven Contract Years.  Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit.  Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO.  We intend to make a profit from these fees and charges.  Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.  Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the AVO.  Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the Fixed Accounts, you will not benefit from the AVO.  The approximate average annual investment performance threshold needed to benefit from the AVO is as follows:

AVO percentage elected	Approximate Average Annual Investment Performance Threshold
1%	7.70%
2%	8.05%
3%	8.40%

Some or all of the AVO will be recaptured by the company if withdrawals in excess of the Free Withdrawal Amount were taken.  The chart below shows what portion of the AVO originally credited was recaptured.  The factors in the chart were applied to a percentage of the AVO amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the Account Value at the time of withdrawal.  The amount recaptured is based upon the year the withdrawal is taken.  The total amount recaptured will never exceed what was credited.  We do not waive the recapture of the Added Value Option for RMD from a tax-qualified annuity under the Code.  Any part of the Added Value Option distributed as part of a minimum required distribution will be subject to the recapture schedule above.

Contract Year	Amount of AVO Recaptured
1	100%
2	100%
3	85%
4	70%
5	55%
6	40%
7	25%
8	0%

Death Benefit

For Contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the Contract’s 10th anniversary date, if later) before annuity payments have started, the death benefit is the greatest of:

•                  your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus withdrawals (and associated charges); or

•                  your Account Value on the day we receive due proof of death and beneficiary’s election form in good order.

GrandMaster I, II and III - Contracts issued prior to May 1, 2002

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(12)	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(13)	$20

Annual Administrative Charge

Annual Administrative Charge(14)	$30

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.35%

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus.  All other portfolios and expenses are the same as in the table in Part 1.

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Fidelity VIP Asset Manager Portfolio, Initial Class	0.51%	0.00%	0.12%	N/A	0.63%	0.63%
Fidelity VIP Contrafund Portfolio, Initial Class (15)	0.56%	0.00%	0.10%	N/A	0.66%	0.65%
Fidelity VIP Equity-Income Portfolio, Initial Class	0.46%	0.00%	0.11%	N/A	0.57%	0.57%
Fidelity VIP Growth & Income Portfolio, Initial Class	0.46%	0.00%	0.13%	N/A	0.59%	0.59%
Fidelity VIP Growth Opportunities Portfolio, Initial Class	0.56%	0.00%	0.15%	N/A	0.71%	0.71%
Fidelity VIP High Income Portfolio, Initial Class (16)	0.57%	0.00%	0.14%	N/A	0.71%	0.70%

(12) or contracts issued before approximately February 15, 1997, the maximum withdrawal charge was 7%

(13) For contracts issued before approximately May 1, 1996, the transfer a charge is $25 per transfer after your 12 free transfers.

(14) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year

(15) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(16) Through arrangements with the Portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses would have been as set forth in the Total Annual Net Expenses column in the above table.

Maximum Number of Investment Options

You may invest in, or have allocations directed to, a total of ten investment options at any time.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

Additional information for contracts issued before February 15, 1997

Disability Waivers are not available for contracts issued before February 15, 1997

The systematic transfer option is not available for contracts issued before July 7, 1998.

Death Benefits

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

•                  your current Account Value on the day we receive due proof of death and beneficiary’s election form in good order,

•                  the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges), or

•                  your total contributions less the sum of withdrawals (and associated charges).

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

•                  your current Account Value on the day we receive due proof of death and beneficiary’s election form in good order

•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges), or

•                  your total contributions less the sum of withdrawals (and associated charges).

Appendix A

Financial Information for Separate Account I of National Integrity (AdvantEdge)

For the Variable Account Options we currently offer, the table below shows the following data for AdvantEdge contracts with a mortality and expense risk charge of 1.60%, issued after approximately February 25, 2008 (date varies by state):  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception

		Inception
		Date and
	2008	Value

DWS Small Cap Index VIP, Class B (1351)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.14
Units outstanding at end of period	0	2-25-08

Columbia VIT Mid Cap Value, Class B (1393)
Unit value at beginning of period		$10.00
Unit value at end of period	—
Units outstanding at end of period		5-2-09

Columbia VIT Small Cap Value, Class B (1392)
Unit value at beginning of period		$10.00
Unit value at end of period	—
Units outstanding at end of period		5-2-09

Fidelity VIP Asset Manager, Service Class 2 (1332)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.25
Units outstanding at end of period	3,652	2-25-08

Fidelity VIP Balanced, Service Class 2 (1337)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.85
Units outstanding at end of period	1,614	2-25-08

Fidelity VIP Contrafund, Service Class 2 (1335)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.25
Units outstanding at end of period	30,381	2-25-08

Fidelity VIP Disciplined Small Cap, Service Class 2 (1342)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.15
Units outstanding at end of period	0	2-25-08

		Inception
		Date and
	2008	Value

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (1341)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.22
Units outstanding at end of period	0	2-25-08

Fidelity VIP Equity Income, Service Class 2 (1333)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.07
Units outstanding at end of period	818	2-25-08

Fidelity VIP Freedom 2010, Service Class 2 (1343)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.69
Units outstanding at end of period	0	2-25-08

Fidelity VIP Freedom 2015, Service Class 2 (1344)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.53
Units outstanding at end of period	0	2-25-08

Fidelity VIP Freedom 2020, Service Class 2 (1345)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.03
Units outstanding at end of period	0	2-25-08

Fidelity VIP Freedom 2025, Service Class 2 (1346)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.90
Units outstanding at end of period	0	2-25-08

Fidelity VIP Freedom 2030, Service Class 2 (1347)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.56
Units outstanding at end of period	0	2-25-08

Fidelity VIP Growth, Service Class 2 (1334)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$5.75
Units outstanding at end of period	$2,799	2-25-08

		Inception
		Date and
	2008	Value

Fidelity VIP Growth & Income, Service Class 2 (1338)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.29
Units outstanding at end of period	0	2-25-08

Fidelity VIP Growth Opportunities, Service Class 2 (1339)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$5.11
Units outstanding at end of period	2,001	2-25-08

Fidelity VIP High Income, Service Class 2 (1329)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.60
Units outstanding at end of period	0	2-25-08

Fidelity VIP Index 500, Service Class 2 (1336)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.71
Units outstanding at end of period	4,435	2-25-08

Fidelity VIP Investment Grade Bond, Service Class 2 (1330)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	1,508	2-25-08

Fidelity VIP Mid-Cap, Service Class 2 (1340)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.40
Units outstanding at end of period	0	2-25-08

Fidelity VIP Overseas, Service Class 2 (1331)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.05
Units outstanding at end of period	6,525	2-25-08

Fidelity VIP Value Strategies, Service Class 2 (1375)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$5.20
Units outstanding at end of period	0	5-1-08

		Inception
		Date and
	2008	Value

FTVIPT Franklin Growth & Income Securities, Class 2 (1326)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.69
Units outstanding at end of period	3,384	2-25-08

FTVIPT Franklin Income Securities, Class 2 (1327)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.21
Units outstanding at end of period	3,757	2-25-08

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1323)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.94
Units outstanding at end of period	1,492	2-25-08

FTVIPT Franklin Small Cap Value Securities, Class 2 (1328)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.88
Units outstanding at end of period	0	2-25-08

FTVIPT Franklin Mutual Shares Securities, Class 2 (1325)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.64
Units outstanding at end of period	16,667	2-25-08

FTVIPT Templeton Foreign Securities, Class 2 (1322)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.49
Units outstanding at end of period	5,024	2-25-08

FTVIPT Templeton Growth Securities, Class 2 (1324)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.31
Units outstanding at end of period	4,242	2-25-08

PIMCO VIT All Asset, Advisor Class (1371)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$8.28
Units outstanding at end of period	0	2-25-08

		Inception
		Date and
	2008	Value

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1370)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$4.79
Units outstanding at end of period	9,308	2-25-08

PIMCO VIT Low Duration, Advisor Class (1368)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.65
Units outstanding at end of period	0	2-25-08

PIMCO VIT Real Return, Advisor Class (1369)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$8.89
Units outstanding at end of period	888	2-25-08

PIMCO VIT Total Return, Advisor Class (1367)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$10.13
Units outstanding at end of period	35,107	2-25-08

Rydex VT All-Cap Opportunity (formerly Sector Rotation) (1372)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.64
Units outstanding at end of period	4,148	2-25-08

Rydex VT Alternative Strategies Allocation (1390)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	0	11-24-08

Rydex VT Hedged Equity (1374)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$8.16
Units outstanding at end of period	5,374	2-25-08

		Inception
		Date and
	2008	Value

Rydex VT Managed Futures Strategy (1391)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	1,044	11-24-08

Rydex VT Multi-Hedge Strategies (formerly Absolute Return Strategies) (1373)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$8.38
Units outstanding at end of period	2,697	2-25-08

Touchstone VST Baron Small Cap (1361)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.99
Units outstanding at end of period	3,457	2-25-08

Touchstone VST Core Bond (1353)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.56
Units outstanding at end of period	0	2-25-08

Touchstone VST High Yield (1357)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.66
Units outstanding at end of period	0	2-25-08

Touchstone VST Large Cap Core Equity (1358)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.95
Units outstanding at end of period	1,102	2-25-08

Touchstone VST Mid Cap Growth (1354)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.43
Units outstanding at end of period	0	2-25-08

Touchstone VST Money Market (1359)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$10.10
Units outstanding at end of period	0	2-25-08

Touchstone VST Third Avenue Value (1360)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.38
Units outstanding at end of period	14,931	2-25-08

		Inception
		Date and
	2008	Value

Touchstone VST Aggressive ETF (1365)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.42
Units outstanding at end of period	5,717	2-25-08

Touchstone VST Conservative ETF (1363)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.11
Units outstanding at end of period	1,112	2-25-08

Touchstone VST Enhanced ETF (1366)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$7.36
Units outstanding at end of period	7,762	2-25-08

Touchstone VST Moderate ETF (1364)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$8.18
Units outstanding at end of period	4,187	2-25-08

Van Kampen LIT Comstock, Class II (1321)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.64
Units outstanding at end of period	0	2-25-08

Van Kampen LIT Capital Growth, Class II (1320)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$5.59
Units outstanding at end of period	0	2-25-08

Van Kampen’s UIF Emerging Markets Debt, Class II (1349)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$8.40
Units outstanding at end of period	2,851	2-25-08

Van Kampen’s UIF Emerging Markets Equity, Class II (1350)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$4.66
Units outstanding at end of period	10,178	2-25-08

		Inception
		Date and
	2008	Value

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1376)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.09
Units outstanding at end of period	1,716	5-1-08

Van Kampen’s UIF US Real Estate, Class II (1348)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$6.15
Units outstanding at end of period	0	2-25-08

Appendix A

Financial Information for Separate Account I of National Integrity (GrandMaster flex3)

For the Variable Account Options we currently offer, the table below shows the following data for GrandMaster flex3 contracts with a mortality and expense risk charge of 1.55%, issued after approximately May 1, 2002:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

DWS Small Cap Index, Class B (154)
Unit value at beginning of period	$15.65	$16.24	$14.08	$13.75	$11.89	$8.27	$10.00	$10.00
Unit value at end of period	$10.12	$15.65	$16.24	$14.08	$13.75	$11.89	$8.27
Units outstanding at end of period	11,406	12,236	17,655	15,724	15,397	12,478	0	5-1-02

Columbia VIT Mid Cap Value, Class B (1387)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								5-2-09

Columbia VIT Small Cap Value, Class B (1386)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								5-2-09

Fidelity VIP Asset Manager, Service Class 2 (172)
Unit value at beginning of period	$12.65	$11.16	$10.58	$10.36	$10.00	—	—	$10.00
Unit value at end of period	$8.86	$12.65	$11.16	$10.58	$10.36
Units outstanding at end of period	5,189	8,818	20,969	23,811	18,513			5-1-04

Fidelity VIP Balanced, Service Class 2 (170)
Unit value at beginning of period	$14.11	$13.18	$12.01	$11.56	$11.17	$10.00	—	$10.00
Unit value at end of period	$9.15	$14.11	$13.18	$12.01	$11.56	$11.17
Units outstanding at end of period	26,891	40,508	29,851	26,465	25,791	2,656		5-1-03

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Fidelity VIP Contrafund, Service Class 2 (102)
Unit value at beginning of period	$18.48	$16.00	$14.58	$12.70	$11.20	$8.88	$10.00	$10.00
Unit value at end of period	$10.42	$18.48	$16.00	$14.58	$12.70	$11.20	$8.88
Units outstanding at end of period	124,699	146,150	137,345	119,897	57,352	17,116	860	5-1-02

Fidelity VIP Disciplined Small Cap, Service Class 2 (1304)
Unit value at beginning of period	$8.99	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$5.85	$8.99
Units outstanding at end of period	4,660	5,352						4-27-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (173)
Unit value at beginning of period	$14.89	$14.17	$12.65	$10.64	$10.00	—	—	$10.00
Unit value at end of period	$8.60	$14.89	$14.17	$12.65	$10.64
Units outstanding at end of period	3,016	2,931	6,022	2,903	2,817			5-1-04

Fidelity VIP Equity Income, Service Class 2 (104)
Unit value at beginning of period	$14.77	$14.82	$12.55	$12.07	$11.02	$8.61	$10.00	$10.00
Unit value at end of period	$8.32	$14.77	$14.82	$12.55	$12.07	$11.02	$8.61
Units outstanding at end of period	20,547	30,364	33,694	34,719	37,953	7,752	173	5-1-02

Fidelity VIP Freedom 2010, Service Class 2 (1309)
Unit value at beginning of period	$10.22	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.53	$10.22
Units outstanding at end of period	7,503	3,510						4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1310)
Unit value at beginning of period	$10.23	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.32	$10.23
Units outstanding at end of period	630	151						4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1311)
Unit value at beginning of period	$10.24	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.78	$10.24
Units outstanding at end of period	0	0						4-30-07

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Fidelity VIP Freedom 2025, Service Class 2 (1312)
Unit value at beginning of period	$10.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.62	$10.25
Units outstanding at end of period	0	0						4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1313)
Unit value at beginning of period	$10.26	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.24	$10.26
Units outstanding at end of period	0	0						4-30-07

Fidelity VIP Growth, Service Class 2 (105)
Unit value at beginning of period	$14.90	$11.95	$11.39	$10.96	$10.80	$8.28	$10.00	$10.00
Unit value at end of period	$7.73	$14.90	$11.95	$11.39	$10.96	$10.80	$8.28
Units outstanding at end of period	15,570	19,501	14,184	14,366	57,737	2,735	0

Fidelity VIP Growth & Income, Service Class 2(106)
Unit value at beginning of period	$15.07	$13.69	$12.32	$11.65	$11.21	$9.23	$10.00	$10.00
Unit value at end of period	$8.62	$15.07	$13.69	$12.32	$11.65	$11.21	$9.23
Units outstanding at end of period	9,553	15,173	16,013	13,924	13,760	2,631	99

Fidelity VIP Growth Opportunities, Service Class 2 (107)
Unit value at beginning of period	$15.60	$12.89	$12.46	$11.64	$11.06	$8.68	$10.00	$10.00
Unit value at end of period	$6.89	$15.60	$12.89	$12.46	$11.64	$11.06	$8.68
Units outstanding at end of period	5,629	8,258	8,593	3,220	7,287	783	0

Fidelity VIP High Income, Service Class 2 (171)
Unit value at beginning of period	$13.74	$13.61	$12.45	$12.36	$11.48	$10.00	—	$10.00
Unit value at end of period	$10.12	$13.74	$13.61	$12.45	$12.36	$11.48
Units outstanding at end of period	111,583	39,394	172,810	207,903	133,585	56,915

Fidelity VIP Index 500, Service Class 2 (1301)
Unit value at beginning of period	$9.83	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.08	$9.83
Units outstanding at end of period	85,775	99,701						4-27-07

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Fidelity VIP Investment Grade Bond, Service Class 2 (174)
Unit value at beginning of period	$10.87	$10.61	$10.35	$10.31	$10.00	—	—	$10.00
Unit value at end of period	$10.33	$10.87	$10.61	$10.35	$10.31
Units outstanding at end of period	99,409	38,550	39,171	34,653	15,736

Fidelity VIP Mid Cap Fund, Service Class 2 (108)
Unit value at beginning of period	$21.75	$19.16	$17.31	$14.90	$12.14	$8.92	$10.00	$10.00
Unit value at end of period	$12.93	$21.75	$19.16	$17.31	$14.90	$12.14	$8.92
Units outstanding at end of period	56,125	88,459	75,008	63,540	18,641	9,740	612

Fidelity VIP Overseas, Service Class 2 (175)
Unit value at beginning of period	$17.27	$14.99	$12.93	$11.05	$10.00	—	—	$10.00
Unit value at end of period	$9.53	$17.27	$14.99	$12.93	$11.05
Units outstanding at end of period	34,319	47,138	24,592	13,553	2,622

Fidelity VIP Value Strategies, Service Class 2 (1382)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.20
Units outstanding at end of period	0							5-1-08

FTVIPT Franklin Growth & Income Securities, Class 2 (165)
Unit value at beginning of period	$14.34	$15.12	$13.16	$12.91	$11.85	$10.00	—	$10.00
Unit value at end of period	$9.15	$14.34	$15.12	$13.16	$12.91	$11.85
Units outstanding at end of period	28,890	37,561	12,831	10,135	6,533	2,620

FTVIPT Franklin Income Securities, Class 2 (164)
Unit value at beginning of period	$16.79	$16.44	$14.12	$14.12	$12.60	$10.00	—	$10.00
Unit value at end of period	$11.63	$16.79	$16.44	$14.12	$14.12	$12.60
Units outstanding at end of period	173,753	197,753	158,636	122,243	72,216	19,469

FTVIPT Franklin Large Cap Growth Securities, Class 2 (166)
Unit value at beginning of period	$14.41	$13.78	$12.62	$12.68	$11.94	$10.00	—	$10.00
Unit value at end of period	$9.29	$14.41	$13.78	$12.62	$12.68	$11.94
Units outstanding at end of period	9,480	20,097	20,165	30,334	19,288	3,859

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

FTVIPT Franklin Small Cap Value Securities, Class 2 (1314)
Unit value at beginning of period	$8.87	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$5.85	$8.87
Units outstanding at end of period	7,499	6,178						4-30-07

FTVIPT Franklin Mutual Shares Securities, Class 2 (168)
Unit value at beginning of period	$17.39	$17.07	$14.64	$13.45	$12.13	$10.00	—	$10.00
Unit value at end of period	$10.76	$17.39	$17.07	$14.64	$13.45	$12.13
Units outstanding at end of period	112,629	123,416	85,565	64,568	32,381	7,375

FTVIPT Templeton Foreign Securities, Class 2 (167)
Unit value at beginning of period	$21.77	$19.16	$16.02	$14.77	$12.66	$10.00	—	$10.00
Unit value at end of period	$12.78	$21.77	$19.16	$16.02	$14.77	$12.66
Units outstanding at end of period	30,396	34,409	27,412	38,669	12,282	2,624

FTVIPT Templeton Growth Securities, Class 2 (169)
Unit value at beginning of period	$18.48	$18.34	$15.29	$14.27	$12.49	$10.00	—	$10.00
Unit value at end of period	$10.49	$18.48	$18.34	$15.29	$14.27	$12.49
Units outstanding at end of period	76,568	84,406	57,134	43,185	20,192	0

PIMCO VIT All Asset, Advisor Class (1317)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.22
Units outstanding at end of period	0							5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1318)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$4.76
Units outstanding at end of period	2,105							5-1-08

PIMCO VIT Low Duration, Advisor Class (1319)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.69
Units outstanding at end of period	0							5-1-08

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (1377)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.91
Units outstanding at end of period	0							5-1-08

PIMCO VIT Total Return, Advisor Class (1378)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.00
Units outstanding at end of period	2,764							5-1-08

Rydex VT All-Cap Opportunity (formerly Sector Rotation) (1381)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.46
Units outstanding at end of period	0							5-1-08

Rydex VT Alternative Strategies Allocation (1384)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	0							11-24-08

Rydex VT Hedged Equity (1380)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.94
Units outstanding at end of period	356							5-1-08

Rydex VT Managed Futures Strategy (1385)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	0							11-24-08

Rydex VT Multi-Hedge Strategies (formerly Absolute Return Strategies) (1379)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.28
Units outstanding at end of period	517							5-1-08

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Touchstone VST Baron Small Cap Growth (110)
Unit value at beginning of period	$17.07	$16.87	$14.49	$13.67	$10.86	$8.27	$10.00	$10.00
Unit value at end of period	$11.15	$17.07	$16.87	$14.49	$13.67	$10.86	$8.27
Units outstanding at end of period	48,031	44,595	43,940	38,012	21,787	8,723	236

Touchstone VST Core Bond (141)
Unit value at beginning of period	$11.50	$11.07	$10.81	$10.80	$10.62	$10.42	$10.00	$10.00
Unit value at end of period	$10.95	$11.50	$11.07	$10.81	$10.80	$10.62	$10.42
Units outstanding at end of period	42,307	48,701	51,887	49,865	47,163	32,510	2,169

Touchstone VST High Yield (147)
Unit value at beginning of period	$14.11	$14.08	$13.25	$13.04	$12.09	$9.90	$10.00	$10.00
Unit value at end of period	$10.53	$14.11	$14.08	$13.25	$13.04	$12.09	$9.90
Units outstanding at end of period	37,231	28,814	31,902	35,181	37,453	28,727	9,106

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (143)
Unit value at beginning of period	$13.76	$13.27	$10.65	$11.16	$10.77	$8.30	$10.00	$10.00
Unit value at end of period	$8.78	$13.76	$13.27	$10.65	$11.16	$10.77	$8.30
Units outstanding at end of period	21,087	3,173	4,556	5,226	4,625	817	0

Touchstone VST Mid Cap Growth (142)
Unit value at beginning of period	$19.02	$16.89	$14.76	$13.01	$11.79	$8.13	$10.00	$10.00
Unit value at end of period	$11.29	$19.02	$16.89	$14.76	$13.01	$11.79	$8.13
Units outstanding at end of period	19,008	28,206	15,821	9,402	7,738	1,126	0

Touchstone VST Money Market (149)
Unit value at beginning of period	$10.77	$10.40	$10.07	$9.91	$9.93	$9.99	$10.00
Unit value at end of period	$10.92	$10.77	$10.40	$10.07	$9.91	$9.93	$9.99	$10.00
Units outstanding at end of period	0	0	0	0	4,929	6,508	3,994

Touchstone VST Third Avenue Value (113)
Unit value at beginning of period	$17.86	$18.47	$16.19	$14.01	$11.30	$8.19	$10.00	$10.00
Unit value at end of period	$10.81	$17.86	18.47	$16.19	$14.01	$11.30	$8.19
Units outstanding at end of period	117,629	154,618	144,364	120,755	52,295	15,384	2,141

Touchstone VST Aggressive ETF (1198)
Unit value at beginning of period	$12.23	$11.82	$10.58	$10.27	$10.00	—	—	$10.00
Unit value at end of period	$8.54	$12.23	$11.82	$10.58	$10.27
Units outstanding at end of period	50,633	54,924	57,373	46,648	14,392			11-22-04

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Touchstone VST Conservative ETF (1196)
Unit value at beginning of period	$11.45	$11.00	$10.33	$10.16	$10.00	—	—	$10.00
Unit value at end of period	$10.21	$11.45	$11.00	$10.33	$10.16
Units outstanding at end of period	90,944	104,820	131,720	108,170	0			11-22-04

Touchstone VST Enhanced ETF (1199)
Unit value at beginning of period	$12.75	$12.45	$10.96	$10.50	$10.00	—	—	$10.00
Unit value at end of period	$8.61	$12.75	$12.45	$10.96	$10.50
Units outstanding at end of period	138,616	156,332	157,658	111,026	291			11-22-04

Touchstone VST Moderate ETF (1197)
Unit value at beginning of period	$11.87	$11.46	$10.49	$10.25	$10.00	—	—	$10.00
Unit value at end of period	$9.31	$11.87	$11.46	$10.49	$10.25
Units outstanding at end of period	159,043	164,978	186,747	152,517	29,562			11-22-04

Van Kampen LIT Comstock, Class II (160)
Unit value at beginning of period	$16.06	$16.70	$14.62	$14.26	$12.33	$10.00	—	$10.00
Unit value at end of period	$10.15	$16.06	$16.70	$14.62	14.26	$12.33
Units outstanding at end of period	17,291	17,194	19,120	19,744	9,664	716

Van Kampen LIT Capital Growth, Class II (formerly LIT Strategic Growth) (161)
Unit value at beginning of period	$15.45	$13.45	$13.31	$12.56	$11.95	$10.00	—	$10.00
Unit value at end of period	$7.74	$15.45	$13.45	$13.31	$12.56	$11.95
Units outstanding at end of period	730	731	1,743	1,045	1,416	109

Van Kampen’s UIF Emerging Markets Debt, Class II (1315)
Unit value at beginning of period	$10.16	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.50	$10.16
Units outstanding at end of period	11,222	19,610						4-28-07

Van Kampen’s UIF Emerging Markets Equity, Class II (162)
Unit value at beginning of period	$42.76	$30.93	$22.90	$17.39	$14.36	$10.00	—	$10.00
Unit value at end of period	$18.21	$42.76	$30.93	$22.90	$17.39	$14.36
Units outstanding at end of period	27,578	33,504	16,392	13,989	2,754	0

	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1383)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.09
Units outstanding at end of period	1,660							5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (1316)
Unit value at beginning of period	$7.69	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$4.69	$7.69						4-28-07
Units outstanding at end of period	12,663	12,110

Financial Information for Separate Account I of National Integrity (Grand Master I, II & III)

For the Variable Account Options we currently offer, the table below shows the following data for Grand Master contracts with a mortality and expense risk charge of 1.35% issued before approximately May 1, 2002: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

DWS Small Cap Index VIP, Class I B (314)*
Unit value at beginning of period	$13.25	$13.73	$11.87	$11.57	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.58	$13.25	$13.73	$11.87	$11.57
Units outstanding at end of period	1,902	1,285	1,795	32,560	19,967

Columbia VIT Mid Cap Value, Class B (180)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											5-2-09

Columbia VIT Small Cap Value, Class B (179)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											5-2-09

Fidelity VIP Asset Manager, Initial Class (304)*
Unit value at beginning of period	$38.40	$33.70	$31.83	$31.01	$29.80	$25.61	$28.44	$30.06	$31.72	$28.94	$10.00
Unit value at end of period	$27.00	$38.40	$33.70	$31.83	$31.01	$29.80	$25.61	$28.44	$30.06	$31.72
Units outstanding at end of period	158,604	189,385	238,299	301,745	415,135	380,657	438,163	529,838	703,618	956,725

Fidelity VIP Balanced, Service Class 2 (347)*
Unit value at beginning of period	$12.90	$12.02	$10.93	$10.50	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.38	$12.90	$12.02	$10.93	$10.50
Units outstanding at end of period	19,973	41,613	0	0	0						5-1-04

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Fidelity VIP Contrafund, Initial Class (330)*
Unit value at beginning of period	$46.54	$40.12	$36.40	$31.55	$27.20	$21.86	$24.44	$28.23	$30.65	$25.00	$10.00
Unit value at end of period	$26.39	$46.54	$40.12	$36.40	$31.55	$27.70	$21.86	$24.44	$28.23	$30.65
Units outstanding at end of period	423,793	521,093	608,085	695,513	819,427	966,395	1,337,292	1,498,779	2,081,477	2,315,960

Fidelity VIP Disciplined Small Cap, Service Class 2 (601)*
Unit value at beginning of period	$9.01	$10.00		—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.87	$9.01	—
Units outstanding at end of period	2,450	2,491									4-27-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (346)*
Unit value at beginning of period	$15.00	$14.25	$12.69	$10.66	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.68	$15.00	$14.25	$12.69	$10.66
Units outstanding at end of period	0	116,714	81,262	3,081	3,082

Fidelity VIP Equity Income, Initial Class (302)*
Unit value at beginning of period	$61.23	$61.13	$51.56	$49.36	$44.87	$34.90	$42.59	$45.43	$42.47	$40.49	$10.00
Unit value at end of period	$34.64	$61.23	$61.13	$51.56	$49.36	$44.87	$34.90	$42.59	$45.43	$42.47
Units outstanding at end of period	267,149	353,980	431,962	507,083	599,458	683,179	792,301	1,084,357	1,077,660	1,770,880

Fidelity VIP Freedom 2010, Service Class 2 (354)*
Unit value at beginning of period	$10.23	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.55	$10.23
Units outstanding at end of period	9,968	8,536									4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (355)*
Unit value at beginning of period	$10.25	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.35	$10.25
Units outstanding at end of period	0	0									4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (356)*
Unit value at beginning of period	$10.26	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.80	$10.26
Units outstanding at end of period	0	0									4-30-07

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Fidelity VIP Freedom 2025, Service Class 2 (357)*
Unit value at beginning of period	$10.26	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.64	$10.26
Units outstanding at end of period	0	0									4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (358)*
Unit value at beginning of period	$10.27	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.26	$10.27
Units outstanding at end of period	0	0									4-30-07

Fidelity VIP Growth Fund, Service Class 2 (033)*
Unit value at beginning of period	$11.71	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.09	$11.71
Units outstanding at end of period	46,543	62,943

Fidelity VIP Growth & Income, Initial Class (363)*
Unit value at beginning of period	$19.74	$17.85	$15.99	$15.06	$14.43	$11.81	$14.36	$15.96	$16.78	$15.98	$10.00
Unit value at end of period	$11.35	$19.74	$17.85	$15.99	$15.06	$14.43	$11.81	$14.36	$15.96	$16.78		(2)
Units outstanding at end of period	119,254	162,377	196,191	312,621	418,597	542,988	540,710	594,704	812,189	938,522

Fidelity VIP Growth & Income, Service Class 2 (329)
Unit value at beginning of period	$13.79	$12.50	$11.23	$10.60	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.91	$13.79	$12.50	$11.23	$10.60							(3)
Units outstanding at end of period	0	0	0	0	0

Fidelity VIP Growth Opportunities, Initial Class (361)*
Unit value at beginning of period	$14.85	$12.22	$11.75	$10.94	$10.34	$8.07	$10.47	$12.40	$15.16	$14.74	$10.00
Unit value at end of period	$6.59	$14.85	$12.22	$11.75	$10.94	$10.34	$8.07	$10.47	$12.40	$15.16		(2)
Units outstanding at end of period	66,099	78,304	102,311	137,776	203,148	249,115	293,565	374,819	563,578	770,889

Fidelity VIP Growth Opportunities, Service Class 2 (328)
Unit value at beginning of period	$14.53	$11.99	$11.56	$10.78	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.43	$14.53	$11.99	$11.56	$10.78							(3)
Units outstanding at end of period	0	0	0	0	0

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Fidelity VIP High Income, Initial Class (360)*
Unit value at beginning of period	$17.73	$17.48	$15.93	$15.72	$14.54	$11.58	$11.35	$13.04	$17.05	$15.98	$10.00
Unit value at end of period	$13.12	$17.73	$17.48	$15.93	$15.72	$14.54	$11.58	$11.35	$13.04	$17.05		(2)
Units outstanding at end of period	197,598	245,508	340,587	407,644	553,586	767,496	906,875	1,093,661	1,471,012	1,828,869

Fidelity VIP High Income, Service Class 2 (327)
Unit value at beginning of period	$12.02	$11.88	$10.85	$10.75	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.88	$12.02	$11.88	$10.85	$10.75							(3)
Units outstanding at end of period	0	0	0	0	0

Fidelity VIP Index 500, Service Class 2 (031)*
Unit value at beginning of period	$9.85	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.10	$9.85
Units outstanding at end of period	233,152	283,160									4-30-07

Fidelity VIP Investment Grade Bond, Service Class 2 (348)*
Unit value at beginning of period	$10.14	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.66	$10.14
Units outstanding at end of period	31,093	34,301									4-30-07

Fidelity VIP Mid Cap, Service Class 2 (326)*
Unit value at beginning of period	$17.99	$15.81	$14.26	$12.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.72	$17.99	$15.81	$14.26	$12.25							(3)
Units outstanding at end of period	64,607	71,275	822	0	0

Fidelity VIP Overseas, Service Class 2 (618)*
Unit value at beginning of period	$10.57	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.84	$10.57
Units outstanding at end of period	87,673	246,606									4-30-07

Fidelity VIP Value Strategies, Service Class 2 (600)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.21
Units outstanding at end of period	0										5-1-08

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

FTVIPT Franklin Growth & Income Securities, Class 2 (333)*
Unit value at beginning of period	$14.48	$15.24	$13.24	$12.96	$11.88	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.26	$14.48	$15.24	$13.24	$12.96	$11.88
Units outstanding at end of period	80,904	113,576	25,424	31,808	26,850	36,793

FTVIPT Franklin Income Securities, Class 2 (332)*
Unit value at beginning of period	$16.96	$16.57	$14.21	$14.17	$12.62	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.77	$16.96	$16.57	$14.21	$14.17	$12.62
Units outstanding at end of period	162,825	203,691	162,850	97,919	77,370	83,241

FTVIPT Franklin Large Cap Growth Securities, Class 2 (334)*
Unit value at beginning of period	$14.56	$13.89	$12.70	$12.74	$11.96	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96
Units outstanding at end of period	5,500	19,025	10,999	11,673	15,581	5,961

FTVIPT Franklin Small Cap Value Securities, Class 2 (359)*
Unit value at beginning of period	$8.88	$10.00		—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.87	$8.88
Units outstanding at end of period	127,350	0									4-30-07

FTVIPT Mutual Shares Securities, Class 2 (336)*
Unit value at beginning of period	$17.56	$17.21	$14.73	$13.51	$12.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16
Units outstanding at end of period	151,296	180,262	75,891	72,768	64,279	56,823

FTVIPT Templeton Foreign Securities, Class 2 (335)*
Unit value at beginning of period	$21.99	$19.31	$16.12	$14.83	$12.68	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68
Units outstanding at end of period	12,796	13,285	12,799	20,044	9,934	4,342

FTVIPT Templeton Growth Securities, Class 2 (337)*
Unit value at beginning of period	$18.66	$18.49	$15.38	$14.32	$12.51	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51
Units outstanding at end of period	23,182	22,239	63,037	23,647	22,823	15,778

											Inception
											Date and
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Value

PIMCO VIT All Asset, Advisor Class (039)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.23
Units outstanding at end of period	0										5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (060)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$4.76
Units outstanding at end of period	8,860										5-1-08

PIMCO VIT Low Duration, Advisor Class (061)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.70
Units outstanding at end of period	0										5-1-08

PIMCO VIT Real Return, Advisor Class (300) *
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.92
Units outstanding at end of period	1,757										5-1-08

PIMCO VIT Total Return, Advisor Class (349)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.01
Units outstanding at end of period	5,825										5-1-08

Rydex VT All-Cap Opportunity (formerly Sector Rotation) (353)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.47
Units outstanding at end of period	316										5-1-08

Rydex VT Alternative Strategies Allocation (176)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	0										11-24-08

											Inception
											Date and
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Value

Rydex VT Hedged Equity (352)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.95
Units outstanding at end of period	6,572										5-1-08

Rydex VT Managed Futures Strategy (177)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	0										11-24-08

Rydex VT Multi-Hedge Strategies (formerly Absolute Return Strategies) (351)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.29
Units outstanding at end of period	881										5-1-08

Touchstone VST Aggressive ETF (367)
Unit value at beginning of period	$12.31	$11.87	$10.60	$10.27	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.61	$12.31	$11.87	$10.60	$10.27							(3)
Units outstanding at end of period	2,553	2,924	185,423	186,491	177,793

Touchstone VST Baron Small Cap Growth (318)*
Unit value at beginning of period	$14.81	$14.61	$12.52	$11.79	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.69	$14.81	$14.61	$12.52	$11.79
Units outstanding at end of period	13,029	22,798	28,078	22,706	13,546

Touchstone VST Conservative ETF (365)*
Unit value at beginning of period	$11.53	$11.05	$10.36	$10.16	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.29	$11.53	$11.05	$10.36	$10.16
Units outstanding at end of period	61,128	14,371	13,801	12,331	139

Touchstone VST Core Bond (324)*
Unit value at beginning of period	$11.01	$10.58	$10.31	$10.28	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.51	$11.01	$10.58	$10.31	$10.28
Units outstanding at end of period	2,172	4,744	1,515	1,191	3,919

											Inception
											Date and
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Value

Touchstone VST Enhanced ETF (368)
Unit value at beginning of period	$12.83	$12.50	$10.98	$10.50	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.68	$12.83	$12.50	$10.98	$10.50							(3)
Units outstanding at end of period	104,882	180,031	275,208	255,770	26,126

Touchstone VST High Yield (321)*
Unit value at beginning of period	$11.62	$11.57	$10.87	$10.67	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.69	$11.62	$11.57	$10.87	$10.67
Units outstanding at end of period	20,896	11,964	22,824	34,108	32,053

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (323)*
Unit value at beginning of period	$13.14	$12.65	$10.13	$10.59	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.40	$13.14	$12.65	$10.13	$10.59
Units outstanding at end of period	3,867	540	766	832	2,356

Touchstone VST Mid Cap Growth (319)*
Unit value at beginning of period	$15.81	$14.01	$12.22	$10.74	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.40	$15.81	$14.01	$12.22	$10.74
Units outstanding at end of period	15,499	15,164	11,324	10,027	11,591

Touchstone VST Moderate ETF (366)
Unit value at beginning of period	$11.95	$11.51	$10.51	$10.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.39	$11.95	$11.51	$10.51	$10.25							(3)
Units outstanding at end of period	17,076	28,655	32,814	37,725	12,311

Touchstone VST Money Market (331)*
Unit value at beginning of period	$10.90	$10.50	$10.14	$9.97	$9.97	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.07	$10.90	$10.50	$10.14	$9.97	$9.97
Units outstanding at end of period	701,185	533,926	443,038	532,179	557,403	1,391,648

Touchstone VST Third Avenue Value (317)*
Unit value at beginning of period	$15.60	$16.10	$14.09	$12.16	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.46	$15.60	$16.10	$14.09	$12.16
Units outstanding at end of period	243,475	259,418	181,950	149,728	25,169

Van Kampen LIT Comstock Class II (338)*
Unit value at beginning of period	$16.22	$16.83	$14.70	$14.32	$12.36	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36
Units outstanding at end of period	6,283	6,923	10,954	24,557	157,078	7,484

											Inception
											Date and
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Value

Van Kampen LIT Capital Growth, Class II (formerly LIT Strategic Growth) (339)*
Unit value at beginning of period	$15.60	$13.56	$13.40	$12.61	$11.98	$10.00	—	—	—	—	$10.00
Unit value at end of period	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98
Units outstanding at end of period	27	27	477	425	786	366

Van Kampen’s UIF Emerging Markets Debt, Class II (341)*
Unit value at beginning of period	$17.13	$16.32	$14.93	$13.50	$12.43	$10.00	—	—	—	—	$10.00
Unit value at end of period	$14.37	$17.13	$16.32	$14.93	$13.50	$12.43
Units outstanding at end of period	1,247	1,360	4,693	6,492	3,928	7,625

Van Kampen’s UIF Emerging Markets Equity, Class II (340)*
Unit value at beginning of period	$43.20	$31.18	$23.04	$17.46	$14.39	$10.00	—	—	—	—	$10.00
Unit value at end of period	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39
Units outstanding at end of period	30,934	17,604	14,914	14,408	14,705	3,626

Van Kampen’s UIF U.S. Mid Cap Value, Class II (369)*
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.10
Units outstanding at end of period	853										5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (342)*
Unit value at beginning of period	$22.95	$28.12	$20.71	$17.98	$13.39	$10.00	—	—	—	—	$10.00
Unit value at end of period	$14.02	$22.95	$28.12	$20.71	$17.98	$13.39
Units outstanding at end of period	24,526	14,769	23,507	25,784	29,674	23,701

* Also contains assets belonging to owners of National Integrity IQ Variable Annuities sold prior to May 1, 1999.

(2) Only available to owners of Grand Master II and III

(3) Only available to owners of Grand Master I

Appendix B

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•      Contribution to a GRO - $50,000

•      Guarantee Period - 7 Years

•      Withdrawal - at the end of year three of the 7 year Guarantee Period

•      No prior partial withdrawals or transfers

•      Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the current rate we are offering (at the time of the withdrawal) on new contributions to GROs for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months.  If we don’t declare a current rate for the exact time remaining, we will use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased three years after the initial contribution and that at that time, we are crediting 6.25% for a four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the Market Value Adjustment would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

-$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:

$54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be:

$14,211.88 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

($783.91) = - 0.0551589 X $14,211.88

The withdrawal charge would be:

$789.25 = [($14,211.88 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.88 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be: $36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased.  Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the Market Value Adjustment would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

$1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be:

$59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount = $5,788.13

Non-Free Amount subject to the 5% withdrawal charge = $14,211.88

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.88

The withdrawal charge would be:

$726.24 = [($14,211.88 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.88 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$20,312.83 = $20,000.00 - $413.41 + $726.24

The ending Account Value would be:        $37,568.42 = $57,881.25 - $20,312.83

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don’t apply to transfers.

Appendix C

Parties to the Contract

Owner

•      Chooses parties to the contract.

•      Can change beneficiaries any time before death of owner or annuitant.

•      Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•      Responsible for any tax penalties for withdrawals taken before age 59½.

•      Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•      Must be a natural person.

•      The measuring life for the Annuity Benefit.

•      The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant

•      Has no rights under the contract.

Joint Owner (Optional)

•      Shares in all ownership rights with owner.

•      Will be co-payee on all withdrawals and annuity payments with the owner.

•      Both joint owners must execute all choices and changes to the contract.

•      If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•      Must be designated by the owner as owner’s beneficiary.

•      Must receive a Distribution on Death of owner if the Annuitant is still alive.

•      Responsible for taxes on distribution.

•      If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•      Must be designated by the owner as the Annuitant’s beneficiary.

•      Is entitled to the Death Benefit under the contract when the Annuitant dies.

•      Is generally responsible for paying any taxes due on the Death Benefit paid.

•      If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

Appendix C — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.

Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.

Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).

Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.

Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).

Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

Appendix D

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA) , as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 55; Spousal Annuitant’s age on date GLIA Rider is purchased = 52

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal equal to $5,000 in Contract Years 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a tax qualified contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	52	$100,000	N/A		$0	$0		$105,000	$5,000	(C)	$105,000		$105,000		$105,000
2	56	53		N/A		$0	$0		$110,250	$5,000	(C)	$110,000		$110,250	(D)	$110,250
3	57	54		N/A		$0	$0		$114,660	$5,000	(C)	$115,000		$114,660	(D)	$115,000
4	58	55		N/A		$0	$0		$118,100	$5,000	(C)	$120,000		$118,100	(D)	$120,000
5	59	56		N/A		$0	$0		$115,738	$5,000	(C)	$125,000		$118,100	(D)	$125,000
6	60	57		N/A		$0	$0		$115,738	$5,000	(C)	$130,000		$118,100		$130,000
7	61	58		N/A		$0	$0		$111,108	$5,000	(C)	$135,000		$118,100		$135,000
8	62	59		N/A		$5,000	$5,956	(E)	$108,330	$0		$129,044	(E)	$112,144	(E)	$129,044
9	63	60		$5,807	(F)	$5,807	$0		$102,523	$0		$129,044		$112,144		$129,044
10	64	61	$10,000	$6,257	(G)	$6,257	$0		$104,016	$0		$139,044	(G)	$122,144	(G)	$139,044
11	65	62		$6,257		$6,257	$0		$98,799	$0		$139,044		$122,144		$139,044

12	66	63	$6,257		$6,257		$0		$88,590	$0	$139,044		$122,144		$139,044
13	67	64	$6,257		$6,257		$0		$84,105	$0	$139,044		$122,144		$139,044
14	68	65	$6,257		$7,033	(H)	$1,371	(H)	$77,913	$0	$137,673	(H)	$120,773	(H)	$137,673
15	69	66	$6,195		$6,195		$0		$72,497	$0	$137,673		$120,773		$137,673
16	70	67	$6,195		$6,195		$0		$69,202	$0	$137,673		$120,773		$137,673
17	71	68	$6,195		$6,195		$0		$63,698	$0	$137,673		$120,773		$137,673
18	72	69	$6,195		$6,195		$0		$56,229	$0	$137,673		$120,773		$137,673
19	73	70	$6,195		$6,195		$0		$47,222	$0	$137,673		$120,773		$137,673
20	74	71	$6,195		$6,195		$0		$42,916	$0	$137,673		$120,773		$137,673
21	75	72	$6,195		$6,195		$0		$36,292	$0	$137,673		$120,773		$137,673
22	76	73	$6,195		$6,195		$0		$31,185	$0	$137,673		$120,773		$137,673
23	77	74	$6,195		$6,195		$0		$25,925	$0	$137,673		$120,773		$137,673
24	78	75	$6,195		$6,195		$0		$18,693	$0	$137,673		$120,773		$137,673
25	79	76	$6,195		$6,195		$0		$11,563	$0	$137,673		$120,773		$137,673
26	80	77	$6,195		$6,195		$0		$5,021	$0	$137,673		$120,773		$137,673
27	81	78	$6,195	(I)	$6,195		$0		$0	$0	$137,673		$120,773		$137,673
28	82	79	$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
29	83	80	$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
30	84	81	$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
31+	85	82	$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -7 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount.  This calculation is the same in each of the 7 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract

Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,000; the Bonus Base after the Bonus in Contract Year 6 is $125,000+ $5,000 = $130,000; the Bonus Base after the Bonus in Contract Year 7 is $130,000+ $5,000 = $135,000.

(D)  In Contract Year 2, the Step-Up Base increases to $110,250 because the hypothetical Account Value ($110,250) is larger than the Step-Up Base in Contract Year 1($105,000).  After the step-up, the Step-Up Base ($110,250) is larger than the Bonus Base ($110,000) and therefore the Payment Base is equal to the Step-Up Base of $110,250.  In Contract Years 3 and 4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 8, the younger spouse has not yet reached age 60.  Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $5,000 (Nonguaranteed Withdrawal amount) x 1.1912 ($135,000 Payment Base divided by $113,330 Account Value [$108,330 + $5,000]) = $5,956 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•                  $135,000 Bonus Base — $5,956 Adjusted Nonguaranteed Withdrawal amount = $129,044 Bonus Base after the Nonguaranteed Withdrawal

•                  $118,100 Step-Up Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $112,144 Step-Up Base after the Nonguaranteed Withdrawal

(F)  In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $129,044 (Payment Base) =$5,807 (LPA)

(G)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $129,044 Bonus Base + $10,000 additional contribution amount = $139,044 Bonus Base after the additional contribution.

•                  $112,144 Step-Up Base + $10,000 additional contribution amount = $122,144 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.5% (Withdrawal Percentage) X $139,044 (Payment Base) =$6,257 (LPA)

 (H)  In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($7,033 amount withdrawn - $6,257 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x 1.767 ($139,044 Payment Base divided by $78,689 Account Value [$77,913+ $776]) = $1,371 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $139,044 Bonus Base - $1,371 Adjusted Nonguaranteed Withdrawal amount = $137,673 Bonus Base after the Nonguaranteed Withdrawal.

•                  $122,144 Step-Up Base - $1371 Adjusted Nonguaranteed Withdrawal amount = $120,773 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $137,673 x 4.5% = $6,195.

(I)  In Contract Year 27, the Account Value is reduced to zero, however the Payment Base is greater than zero; therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

 Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawals in Contract Year 8 in the amount of $25,000

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a tax qualified contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0	$99,000	$5,000	(C)	$105,000		$100,000	(D)	$105,000
2	56		N/A		$0		$0	$98,010	$5,000	(C)	$110,000		$100,000	(D)	$110,000
3	57		N/A		$0		$0	$95,070	$5,000	(C)	$115,000		$100,000	(D)	$115,000
4	58		N/A		$0		$0	$92,218	$5,000	(C)	$120,000		$100,000	(D)	$120,000
5	59		N/A		$0		$0	$91,295	$5,000	(C)	$125,000		$100,000	(D)	$125,000
6	60		$5,625	(E)	$5,625	(E)	$0	$86,583	$0		$125,000		$100,000	(D)	$125,000
7	61		$5,625		$5,625		$0	$81,824	$0		$125,000		$100,000	(D)	$125,000
8	62		$5,625		$25,000	(F)	$31,446	$57,642	$0		$93,554	(F)	$68,554	(F)	$93,554
9	63		$4,210	(F)	$4,210		$0	$52,856	$0		$93,554		$68,554		$93,554
10	64		$4,210		$4,210		$0	$48,118	$0		$93,554		$68,554		$93,554
11	65		$4,210		$4,210		$0	$41,502	$0		$93,554		$68,554		$93,554
12	66		$4,210		$4,210		$0	$37,707	$0		$93,554		$68,554		$93,554
13	67		$4,210		$4,210		$0	$33,497	$0		$93,554		$68,554		$93,554
14	68		$4,210		$33,497	(G)	N/A	$0	$0		$0		$0		$0
15	69		$0		$0		$0	$0	$0		$0		$0		$0

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,000.

(D)  In Contract Years 1-8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $125,000 (Payment Base) =$5,625 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $19,375 ($25,000 amount withdrawn - $5,625 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $19,375  (Nonguaranteed Withdrawal amount) x 1.6230 ($125,000 Payment Base divided by $77,017 Account Value [$57,642+ $19,375]) = $31,446 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $125,000 Bonus Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $93,554 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $68,554 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $93,554 x 4.5% = $4,210.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2009.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity is authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The

Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $42,257,438 in 2008, $27,487,812 in 2007, and $28,232,921 in 2006.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	Nationwide Planning Associates, Inc.
Cadaret, Grant & Co., Inc.	Raymond James Financial Services, Inc.
Commonwealth Financial Network	Securities America, Inc.
First Allied Securities, Inc	Stifel, Nicolaus and Company, Incorporated
Investacorp, Inc.	Vanderbilt Securities, LLC
Janney Montgomery Scott LLC	Walnut Street Securities, Inc.
LPL Financial Corporation

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

2

Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, and the annual administration charge.  Withdrawal charges are not reflected.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

In December 2008, Congress passed the Worker, Retiree and Employer Recovery Act of 2008, which allows retirement plan and TSA participants and owners of traditional IRAs to suspend their required distributions for the 2009 tax year without penalty, if they choose.  Note, however, that for individuals who turned 70½ in 2008 but deferred that first payment until April 1, 2009, they are still required to take their 2008 distribution.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I as of December 31, 2008, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company

Year ended December 31, 2008 with Report of Independent Registered

Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Contract Holders Separate Account I of National Integrity Life Insurance Company

and The Board of Directors National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2008, by correspondence with the fund companies or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2008, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2009

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge™)	$42,397	$—	$42,397	$7.42	5,717
Touchstone Aggressive ETF (AnnuiChoice™)	359,460	(1)	359,459	8.73	41,157
Touchstone Aggressive ETF (GrandMaster flex3™)	432,196	—	432,196	8.54	50,633
Touchstone Aggressive ETF (Grandmaster™)	21,972	1	21,973	8.61	2,553
Touchstone Aggressive ETF (IQ Annuity™)	532,088	(1)	532,087	8.57	62,076
Touchstone Aggressive ETF (Pinnacle Plus™)	34,042	1	34,043	8.49	4,008
Touchstone Baron Small Cap (AdvantEdge™)	24,157	—	24,157	6.99	3,457
Touchstone Baron Small Cap (AnnuiChoice™)	146,323	—	146,323	12.11	12,081
Touchstone Baron Small Cap (AnnuiChoice II™)	65,516	1	65,517	7.52	8,708
Touchstone Baron Small Cap (GrandMaster flex3™)	535,552	—	535,552	11.15	48,031
Touchstone Baron Small Cap (Grandmaster™)	126,290	—	126,290	9.69	13,029
Touchstone Baron Small Cap (IQ Annuity™)	874,491	—	874,491	11.46	76,316
Touchstone Baron Small Cap (Pinnacle Plus™)	431,079	2	431,081	11.26	38,279
Touchstone Conservative ETF (AdvantEdge™)	10,132	—	10,132	9.11	1,112
Touchstone Conservative ETF (AnnuiChoice™)	9,479	—	9,479	10.44	908
Touchstone Conservative ETF (GrandMaster flex3™)	928,184	—	928,184	10.21	90,944
Touchstone Conservative ETF (Grandmaster™)	629,104	—	629,104	10.29	61,128
Touchstone Conservative ETF (IQ Annuity™)	1,706,098	—	1,706,098	10.25	166,470
Touchstone Conservative ETF (Pinnacle Plus™)	589,558	5	589,563	10.15	58,057
Touchstone Core Bond (AnnuiChoice™)	271,738	—	271,738	11.72	23,182
Touchstone Core Bond (AnnuiChoice II™)	178,161	—	178,161	10.12	17,597
Touchstone Core Bond (GrandMaster flex3™)	463,148	—	463,148	10.95	42,307
Touchstone Core Bond (Grandmaster™)	22,820	—	22,820	10.51	2,172
Touchstone Core Bond (IQ Annuity™)	132,001	—	132,001	11.33	11,650
Touchstone Core Bond (Pinnacle Plus™)	507,967	1	507,968	10.22	49,682
Touchstone Enhanced ETF (AdvantEdge™)	57,126	—	57,126	7.36	7,762
Touchstone Enhanced ETF (AnnuiChoice™)	1,269,754	—	1,269,754	8.81	144,164
Touchstone Enhanced ETF (GrandMaster flex3™)	1,193,202	—	1,193,202	8.61	138,616
Touchstone Enhanced ETF (Grandmaster™)	910,395	(1)	910,394	8.68	104,882
Touchstone Enhanced ETF (IQ Annuity™)	699,830	(1)	699,829	8.64	80,962
Touchstone Enhanced ETF (Pinnacle Plus™)	251,927	—	251,927	8.56	29,414
Touchstone High Yield (AnnuiChoice™)	88,206	2	88,208	11.14	7,921
Touchstone High Yield (GrandMaster flex3™)	392,034	—	392,034	10.53	37,231
Touchstone High Yield (Grandmaster™)	181,590	—	181,590	8.69	20,896
Touchstone High Yield (IQ Annuity™)	174,620	—	174,620	11.00	15,870
Touchstone High Yield (Pinnacle Plus™)	573,239	1	573,240	9.14	62,724
Touchstone Large Cap Core Equity (AdvantEdge™)	7,658	—	7,658	6.95	1,102
Touchstone Large Cap Core Equity (AnnuiChoice ™)	165,480	—	165,480	8.30	19,934
Touchstone Large Cap Core Equity (AnnuiChoice II™)	21,239	—	21,239	7.31	2,904
Touchstone Large Cap Core Equity (GrandMaster flex3™)	185,064	—	185,064	8.78	21,087
Touchstone Large Cap Core Equity (Grandmaster™)	32,478	—	32,478	8.40	3,867
Touchstone Large Cap Core Equity (IQ Annuity™)	388,255	—	388,255	8.31	46,732
Touchstone Large Cap Core Equity (Pinnacle Plus™)	421,394	2	421,396	9.02	46,731
Touchstone Mid Cap Growth (AnnuiChoice™)	168,174	(1)	168,173	11.59	14,504
Touchstone Mid Cap Growth (AnnuiChoice II™)	33,937	—	33,937	7.30	4,651
Touchstone Mid Cap Growth (GrandMaster flex3™)	214,654	—	214,654	11.29	19,008
Touchstone Mid Cap Growth (Grandmaster™)	145,750	—	145,750	9.40	15,499
Touchstone Mid Cap Growth (IQ Annuity™)	208,059	1	208,060	12.02	17,314
Touchstone Mid Cap Growth (Pinnacle Plus™)	528,626	—	528,626	11.01	48,006
Touchstone Moderate ETF (AdvantEdge™)	34,252	—	34,252	8.18	4,187
Touchstone Moderate ETF (AnnuiChoice™)	271,150	—	271,150	9.53	28,466
Touchstone Moderate ETF (GrandMaster flex3™)	1,480,602	(1)	1,480,601	9.31	159,043
Touchstone Moderate ETF (Grandmaster™)	160,298	—	160,298	9.39	17,076
Touchstone Moderate ETF (IQ Annuity™)	3,284,256	—	3,284,256	9.35	351,320
Touchstone Moderate ETF (Pinnacle Plus™)	1,077,504	(1)	1,077,503	9.26	116,325
Touchstone Money Market (AnnuiChoice™)	152,463	(2)	152,461	11.42	13,345
Touchstone Money Market (Grandmaster™)	7,761,474	(1)	7,761,473	11.07	701,185
Touchstone Money Market (IQ Annuity™)	3,093	(1)	3,092	11.10	278
Touchstone Third Avenue Value (AdvantEdge™)	95,303	—	95,303	6.38	14,931
Touchstone Third Avenue Value (AnnuiChoice™)	1,226,628	—	1,226,628	11.05	110,984
Touchstone Third Avenue Value (GrandMaster flex3™)	1,271,933	—	1,271,933	10.81	117,629
Touchstone Third Avenue Value (Grandmaster™)	2,304,026	3	2,304,029	9.46	243,475

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Third Avenue Value (IQ Annuity™)	$1,825,816	$1	$1,825,817	$10.61	172,102
Touchstone Third Avenue Value (Pinnacle Plus™)	1,668,213	4	1,668,217	11.38	146,535
Touchstone Third Avenue Value (AnnuiChoice II™)	509,758	(1)	509,757	6.46	78,898
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	190,068	—	190,068	11.89	15,983
JP Morgan Mid Cap Value (GrandMaster flex3™)	82,893	—	82,893	11.70	7,086
JP Morgan Mid Cap Value (Grandmaster™)	51,629	(1)	51,628	9.51	5,430
JP Morgan Mid Cap Value (IQ3™)	31,079	—	31,079	11.54	2,693
JP Morgan Mid Cap Value (Pinnacle Plus™)	464,198	(1)	464,197	10.86	42,728
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	9,252,797	—	9,252,797	34.64	267,149
Fidelity VIP Growth (Grandmaster™)	4,580,231	1	4,580,232	38.84	117,940
Fidelity VIP High Income (Grandmaster™)	2,592,038	1	2,592,039	13.12	197,598
Fidelity VIP II Asset Manager (Grandmaster™)	4,282,066	—	4,282,066	27.00	158,604
Fidelity VIP II Contrafund (Grandmaster™)	11,183,571	(1)	11,183,570	26.39	423,793
Fidelity VIP II Index 500 (Grandmaster™)	3,591,692	—	3,591,692	21.53	166,798
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	144,266	—	144,266	9.76	14,785
Fidelity VIP II Investment Grade Bond (Grandmaster™)	1,966,961	—	1,966,961	25.87	76,021
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	218,901	—	218,901	9.67	22,646
Fidelity VIP II Investment Grade Bond (IQ3™)	136,413	—	136,413	9.68	14,088
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	296,633	—	296,633	9.65	30,750
Fidelity VIP III Balanced (Grandmaster™)	903,059	—	903,059	10.92	82,665
Fidelity VIP III Growth & Income (Grandmaster™)	1,354,098	—	1,354,098	11.35	119,254
Fidelity VIP III Growth Opportunities (Grandmaster™)	435,608	(1)	435,607	6.59	66,099
Fidelity VIP Overseas (AnnuiChoice™)	115,754	—	115,754	5.91	19,598
Fidelity VIP Overseas (AnnuiChoice II™)	6,616	—	6,616	5.89	1,123
Fidelity VIP Overseas (Grandmaster™)	2,159,128	1	2,159,129	23.05	93,680
Fidelity VIP Overseas (GrandmasterFlex3™)	94,054	—	94,054	5.85	16,074
Fidelity VIP Overseas (IQ3™)	48,559	—	48,559	5.86	8,285
Fidelity VIP Overseas (Pinnacle Plus™)	151,718	(1)	151,717	5.84	25,982
Affilated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	71,600	—	71,600	7.95	9,004
Touchstone Aggressive ETF (AnnuiChoice II™)	459,740	1	459,741	7.78	59,056
Touchstone Aggressive ETF (GrandmasterFlex3™)	40,444	—	40,444	6.86	5,897
Touchstone Aggressive ETF (Pinnacle Plus™)	41,448	1	41,449	6.84	6,056
Touchstone Conservative ETF (AnnuiChoice ™)	57,068	—	57,068	9.91	5,756
Touchstone Conservative ETF (AnnuiChoice II ™)	423,251	—	423,251	9.73	43,510
Touchstone Conservative ETF (GrandmasterFlex3™)	847,165	—	847,165	8.97	94,397
Touchstone Conservative ETF (Pinnacle Plus™)	666,895	—	666,895	8.96	74,463
Touchstone Enhanced ETF (AnnuiChoice™)	238,841	—	238,841	7.71	30,966
Touchstone Enhanced ETF (AnnuiChoice II™)	110,446	—	110,446	7.55	14,622
Touchstone Enhanced ETF (GrandmasterFlex3™)	178,421	—	178,421	6.52	27,379
Touchstone Enhanced ETF (Pinnacle Plus™)	221,326	5	221,331	6.50	34,034
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)	214,838	—	214,838	7.67	27,992
Touchstone Moderate ETF (AnnuiChoice™)	294,435	—	294,435	8.80	33,440
Touchstone Moderate ETF (AnnuiChoice II™)	428,765	—	428,765	8.64	49,637
Touchstone Moderate ETF (GrandmasterFlex3™)	386,166	—	386,166	7.78	49,627
Touchstone Moderate ETF (Pinnacle Plus™)	1,470,197	1	1,470,198	7.77	189,328
Touchstone Money Market (AnnuiChoice™)	2,516,383	(3)	2,516,380	11.16	225,565
Touchstone Money Market (AnnuiChoice II™)	260,013	(4)	260,009	10.68	24,337
Touchstone Money Market (GrandMaster flex3™)	3,162,753	(1)	3,162,752	10.82	292,268
Touchstone Money Market (IQ Annuity™)	4,727,708	(1)	4,727,707	10.88	434,473
Touchstone Money Market (Pinnacle Plus™)	2,105,767	(2)	2,105,765	10.75	195,903
Non-Affliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	1,823,950	1	1,823,951	21.39	85,281
Non-Affiliated Service Class 2 :
Fidelity VIP Asset Manager (AdvantEdge™)	26,470	—	26,470	7.25	3,652
Fidelity VIP Asset Manager (AnnuiChoice™)	109,208	1	109,209	9.71	11,247
Fidelity VIP Asset Manager (AnnuiChoice II™)	54,083	—	54,083	8.36	6,466
Fidelity VIP Asset Manager (GrandMaster flex3™)	45,954	—	45,954	8.86	5,189
Fidelity VIP Asset Manager (IQ3™)	263,695	—	263,695	9.10	28,965
Fidelity VIP Asset Manager (Pinnacle Plus™)	159,461	1	159,462	9.21	17,312
Fidelity VIP Balanced (AdvantEdge™)	11,052	—	11,052	6.85	1,614
Fidelity VIP Balanced (AnnuiChoice™)	147,613	(1)	147,612	8.95	16,484
Fidelity VIP Balanced (AnnuiChoice II™)	15,762	—	15,762	7.40	2,130

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster ™)	$167,327	$—	$167,327	$8.38	19,973
Fidelity VIP Balanced (GrandMaster flex3™)	245,941	—	245,941	9.15	26,891
Fidelity VIP Balanced (IQ3™)	155,754	1	155,755	8.14	19,130
Fidelity VIP Balanced (Pinnacle Plus™)	352,453	(2)	352,451	8.48	41,568
Fidelity VIP Contrafund (AdvantEdge™)	190,022	—	190,022	6.25	30,381
Fidelity VIP Contrafund (AnnuiChoice™)	1,364,232	1	1,364,233	10.84	125,885
Fidelity VIP Contrafund (GrandMaster flex3™)	1,299,914	1	1,299,915	10.42	124,699
Fidelity VIP Contrafund (IQ3™)	1,526,666	1	1,526,667	9.46	161,455
Fidelity VIP Contrafund (Pinnacle Plus™)	1,910,029	3	1,910,032	10.42	183,252
Fidelity VIP Contrafund (AnnuiChoice II™)	527,065	2	527,067	7.04	74,849
Fidelity VIP Contrafund Standard (IQ Advisor™)	4,028	(1)	4,027	9.61	419
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	30,376	—	30,376	5.90	5,147
Fidelity VIP Disclipined Small Cap (IQ™)	41,282	—	41,282	5.86	7,048
Fidelity VIP Disclipined Small Cap (Grandmaster™)	14,376	—	14,376	5.87	2,450
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	27,246	—	27,246	5.85	4,660
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	34,555	—	34,555	5.83	5,922
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	41,158	—	41,158	9.42	4,370
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	25,932	—	25,932	8.60	3,016
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	44,203	—	44,203	11.28	3,918
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	130,833	1	130,834	8.55	15,305
Fidelity VIP Equity-Income (AdvantEdge™)	4,970	—	4,970	6.07	818
Fidelity VIP Equity-Income (AnnuiChoice™)	382,679	1	382,680	8.11	47,158
Fidelity VIP Equity-Income (AnnuiChoice II™)	126,507	—	126,507	6.22	20,350
Fidelity VIP Equity-Income (GrandMaster flex3™)	170,872	—	170,872	8.32	20,547
Fidelity VIP Equity-Income (IQ3™)	418,428	—	418,428	7.43	56,301
Fidelity VIP Equity-Income (Pinnacle Plus™)	901,283	(1)	901,282	8.52	105,804
Fidelity VIP Freedom 2010 (Grandmaster™)	75,310	—	75,310	7.55	9,968
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	56,491	—	56,491	7.53	7,503
Fidelity VIP Freedom 2010 (IQ3™)	363,738	—	363,738	7.54	48,229
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	9,516	—	9,516	7.37	1,291
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	4,615	—	4,615	7.32	630
Fidelity VIP Freedom 2015 (IQ3™)	616,601	—	616,601	7.34	84,050
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	189,080	—	189,080	7.31	25,871
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	22,296	—	22,296	6.82	3,268
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	12,488	1	12,489	6.76	1,847
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	1,820	—	1,820	6.23	292
Fidelity VIP Growth & Income (AnnuiChoice™)	113,528	—	113,528	8.12	13,973
Fidelity VIP Growth & Income (AnnuiChoice II™)	27,506	—	27,506	6.83	4,030
Fidelity VIP Growth & Income (GrandMaster flex3™)	82,346	—	82,346	8.62	9,553
Fidelity VIP Growth & Income (IQ3™)	60,767	1	60,768	7.02	8,659
Fidelity VIP Growth & Income (Pinnacle Plus™)	82,953	—	82,953	8.08	10,265
Fidelity VIP Growth (AdvantEdge™)	16,099	—	16,099	5.75	2,799
Fidelity VIP Growth (AnnuiChoice™)	111,588	1	111,589	6.67	16,734
Fidelity VIP Growth (AnnuiChoice II™)	101,097	—	101,097	6.88	14,702
Fidelity VIP Growth (GrandMaster™)	283,295	—	283,295	6.09	46,543
Fidelity VIP Growth (GrandMaster flex3™)	120,342	—	120,342	7.73	15,570
Fidelity VIP Growth (IQ3™)	156,096	(3)	156,093	5.09	30,643
Fidelity VIP Growth (Pinnacle Plus™)	187,261	(1)	187,260	7.84	23,891
Fidelity VIP Growth Opportunities (AdvantEdge™)	10,229	—	10,229	5.11	2,001
Fidelity VIP Growth Opportunities (AnnuiChoice™)	16,195	—	16,195	6.36	2,547
Fidelity VIP Growth Opportunities (AnnuiChoice II™)	867	1	868	6.08	143
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	38,772	—	38,772	6.89	5,629
Fidelity VIP Growth Opportunities (IQ3™)	44,599	—	44,599	5.66	7,878
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	45,594	—	45,594	6.81	6,696
Fidelity VIP High Income (AnnuiChoice™)	361,039	(1)	361,038	11.17	32,333
Fidelity VIP High Income (AnnuiChoice II™)	34,656	—	34,656	7.87	4,401
Fidelity VIP High Income (GrandMaster flex3™)	1,129,693	1	1,129,694	10.12	111,583
Fidelity VIP High Income (IQ3™)	2,847,492	2	2,847,494	9.06	314,456
Fidelity VIP High Income (Pinnacle Plus™)	166,454	—	166,454	9.37	17,770
Fidelity VIP II Index 500 (AdvantEdge™)	29,751	(1)	29,750	6.71	4,435
Fidelity VIP II Index 500 (AnnuiChoice™)	491,970	1	491,971	7.73	63,670
Fidelity VIP II Index 500 (AnnuiChoice II™)	89,065	(2)	89,063	6.13	14,540
Fidelity VIP II Index 500 (Grandmaster™)	1,423,275	1	1,423,276	6.10	233,152
Fidelity VIP II Index 500 (GrandmasterFlex3™)	521,822	—	521,822	6.08	85,775
Fidelity VIP Index 500 (IQ3™)	456,284	—	456,284	6.85	66,600

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus™)	$1,167,480	$(1)	$1,167,479	$8.95	130,517
Fidelity VIP Investment Grade Bond (AdvantEdge™)	14,343	1	14,344	9.51	1,508
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	1,368,726	(1)	1,368,725	12.26	111,615
Fidelity VIP Investment Grade Bond (GrandMaster ™)	300,318	(1)	300,317	9.66	31,093
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	1,026,948	(1)	1,026,947	10.33	99,409
Fidelity VIP Investment Grade Bond (IQ3™)	625,575	—	625,575	12.06	51,855
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	372,313	—	372,313	10.22	36,421
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	107,510	—	107,510	9.97	10,782
Fidelity VIP Mid Cap (AnnuiChoice™)	489,007	—	489,007	13.85	35,306
Fidelity VIP Mid Cap (GrandMaster flex3™)	725,819	(1)	725,818	12.93	56,125
Fidelity VIP Mid Cap (IQ Annuity™)	882,412	—	882,412	13.00	67,864
Fidelity VIP Mid Cap (Pinnacle Plus™)	1,079,087	4	1,079,091	12.91	83,558
Fidelity VIP Mid Cap (AnnuiChoice II™)	66,993	—	66,993	7.14	9,382
Fidelity VIP Mid Cap (Grandmaster™)	692,322	—	692,322	10.72	64,607
Fidelity VIP Overseas (AdvantEdge™)	39,449	—	39,449	6.05	6,525
Fidelity VIP Overseas (AnnuiChoice™)	417,426	—	417,426	10.53	39,635
Fidelity VIP Overseas (GrandMaster™)	512,441	—	512,441	5.84	87,673
Fidelity VIP Overseas (GrandMaster flex3™)	326,982	—	326,982	9.53	34,319
Fidelity VIP Overseas (IQ3™)	485,001	4	485,005	8.20	59,142
Fidelity VIP Overseas (Pinnacle Plus™)	702,529	—	702,529	11.73	59,884
Fidelity VIP Overseas (AnnuiChoice II™)	106,933	—	106,933	7.00	15,281
Non-Affiliated Class 1 :
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	29,810	—	29,810	15.25	1,954
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	36,041	1	36,042	15.28	2,359
Van Kampen UIF Emerging Markets Debt (IQ3™)	14,050	1	14,051	14.84	947
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	43,883	—	43,883	13.44	3,265
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	137,855	—	137,855	12.90	10,686
Van Kampen UIF U.S. Real Estate (IQ3™)	61,288	—	61,288	12.98	4,723
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	5,634	—	5,634	5.71	986
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	294,612	—	294,612	12.86	22,914
Franklin Growth and Income Securities (AdvantEdge™)	22,634	(1)	22,633	6.69	3,384
Franklin Growth and Income Securities (AnnuiChoice™)	437,540	—	437,540	9.46	46,238
Franklin Growth and Income Securities (AnnuiChoice II™)	26,012	—	26,012	6.62	3,929
Franklin Growth and Income Securities (GrandMaster flex3™)	264,418	—	264,418	9.15	28,890
Franklin Growth and Income Securities (Grandmaster™)	749,521	(1)	749,520	9.26	80,904
Franklin Growth and Income Securities (IQ Annuity™)	814,225	—	814,225	9.21	88,424
Franklin Growth and Income Securities (Pinnacle Plus™)	837,194	1	837,195	8.71	96,118
Franklin Income Securities (AdvantEdge™)	27,082	—	27,082	7.21	3,757
Franklin Income Securities (AnnuiChoice™)	375,908	—	375,908	12.02	31,265
Franklin Income Securities (AnnuiChoice II™)	130,335	—	130,335	7.59	17,173
Franklin Income Securities (GrandMaster flex3™)	2,020,642	—	2,020,642	11.63	173,753
Franklin Income Securities (Grandmaster™)	1,916,660	1	1,916,661	11.77	162,825
Franklin Income Securities (IQ Annuity™)	1,072,709	2	1,072,711	11.70	91,684
Franklin Income Securities (Pinnacle Plus™)	1,554,933	3	1,554,936	10.27	151,453
Franklin Large Cap Growth Securities (AdvantEdge™)	10,363	—	10,363	6.94	1,492
Franklin Large Cap Growth Securities (AnnuiChoice™)	34,803	—	34,803	9.60	3,624
Franklin Large Cap Growth Securities (GrandMaster flex3™)	88,051	—	88,051	9.29	9,480
Franklin Large Cap Growth Securities (Grandmaster™)	51,705	—	51,705	9.40	5,500
Franklin Large Cap Growth Securities (IQ Annuity™)	202,422	—	202,422	9.34	21,662
Franklin Large Cap Growth Securities (Pinnacle Plus™)	177,925	1	177,926	8.42	21,132
Franklin Large Cap Growth Securities (AnnuiChoice II™)	68,202	—	68,202	7.35	9,279
Franklin Mutual Shares Securities (AdvantEdge™)	110,668	—	110,668	6.64	16,667
Franklin Mutual Shares Securities (AnnuiChoice™)	467,562	—	467,562	11.13	42,012
Franklin Mutual Shares Securities (AnnuiChoice II™)	86,566	(1)	86,565	6.87	12,604
Franklin Mutual Shares Securities (GrandMaster flex3™)	1,212,391	1	1,212,392	10.76	112,629
Franklin Mutual Shares Securities (IQ Annuity™)	266,118	—	266,118	10.83	24,573
Franklin Mutual Shares Securities (Pinnacle Plus™)	1,018,728	(1)	1,018,727	9.83	103,611
Franklin Mutual Shares Securities Standard (IQ Advisor™)	8,437	—	8,437	9.22	915
Franklin Mutual Shares Securities(Grandmaster™)	1,648,503	1	1,648,504	10.90	151,296
Franklin Small Cap Value Securities (AnnuiChoice™)	70,080	—	70,080	5.90	11,869
Franklin Small Cap Value Securities (Grandmaster™)	747,437	—	747,437	5.87	127,350
Franklin Small Cap Value Securities (GrandmasterFlex3™)	43,861	—	43,861	5.85	7,499
Franklin Small Cap Value Securities (IQ3 ™)	6,941	2	6,943	5.86	1,185
Franklin Small Cap Value Securities (Pinnacle Plus ™)	365,087	3	365,090	5.84	62,547

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (AdvantEdge™)	$32,620	$—	$32,620	$6.49	5,024
Templeton Foriegn Securities Fund (GrandMaster flex3™)	388,437	—	388,437	12.78	30,396
Templeton Foriegn Securities Fund (Grandmaster™)	165,520	(1)	165,519	12.94	12,796
Templeton Foriegn Securities Fund (Pinnacle Plus™)	489,992	2	489,994	11.80	41,534
Templeton Foreign Securities Fund (AnnuiChoice™)	131,948	—	131,948	13.21	9,987
Templeton Foreign Securities Fund (AnnuiChoice II™)	22,351	—	22,351	7.37	3,031
Templeton Growth Securities (AdvantEdge™)	26,784	(1)	26,783	6.31	4,242
Templeton Growth Securities (AnnuiChoice™)	54,716	—	54,716	10.85	5,044
Templeton Growth Securities (AnnuiChoice II™)	26,414	—	26,414	6.36	4,156
Templeton Growth Securities (GrandMaster flex3™)	803,273	—	803,273	10.49	76,567
Templeton Growth Securities (Grandmaster™)	246,168	—	246,168	10.62	23,182
Templeton Growth Securities (IQ Annuity™)	665,283	1	665,284	10.55	63,031
Templeton Growth Securities (Pinnacle Plus™)	412,830	—	412,830	9.64	42,846
Templeton Growth Securities Standard (IQ Advisor™)	3,942	—	3,942	8.62	457
Van Kampen LIT Comstock (AnnuiChoice™)	88,499	—	88,499	10.49	8,435
Van Kampen LIT Comstock (GrandMaster flex3™)	175,461	—	175,461	10.15	17,291
Van Kampen LIT Comstock (Grandmaster™)	64,530	1	64,531	10.27	6,283
Van Kampen LIT Comstock (IQ Annuity™)	46,873	—	46,873	10.21	4,591
Van Kampen LIT Comstock (Pinnacle Plus™)	166,332	2	166,334	9.23	18,024
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	5,653	(2)	5,651	7.74	730
Van Kampen LIT Strategic Growth (Grandmaster™)	214	(2)	212	7.83	27
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	74,728	—	74,728	6.81	10,969
Van Kampen UIF Emerging Markets Debt (AdvantEdge™)	23,939	—	23,939	8.40	2,851
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	18,440	—	18,440	8.58	2,148
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	8,349	—	8,349	8.56	975
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	17,916	—	17,916	14.37	1,247
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	95,439	—	95,439	8.50	11,222
Van Kampen UIF Emerging Markets Debt (IQ3™)	125,107	—	125,107	14.28	8,760
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	218,114	—	218,114	12.44	17,530
Van Kampen UIF Emerging Markets Equity (AdvantEdge™)	47,412	—	47,412	4.66	10,178
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	181,281	—	181,281	18.83	9,629
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	502,203	—	502,203	18.21	27,578
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	570,185	—	570,185	18.43	30,934
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	234,378	(1)	234,377	18.32	12,793
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	485,100	—	485,100	15.88	30,550
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	35,767	—	35,767	7.12	5,025
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge™)	10,449	—	10,449	6.09	1,716
Van Kampen UIF U.S. Mid Cap Value (Grandmaster™)	5,203	—	5,203	6.10	853
Van Kampen UIF U.S. Mid Cap Value (Grandmaster flex3™)	10,110	—	10,110	6.09	1,660
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus™)	97,166	2	97,168	6.09	15,966
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)	121,594	—	121,594	4.73	25,684
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)	30,844	—	30,844	4.72	6,532
Van Kampen UIF U.S. Real Estate (Grandmaster™)	343,936	(1)	343,935	14.02	24,526
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	59,388	—	59,388	4.69	12,663
Van Kampen UIF U.S. Real Estate (IQ3 ™)	98,778	—	98,778	13.94	7,087
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	655,487	5	655,492	11.86	55,256
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	98,247	—	98,247	9.74	10,090
DWS Small Cap Index VIP (AnnuiChoice II™)	15,324	—	15,324	6.84	2,239
DWS Small Cap Index VIP (GrandMaster flex3™)	115,379	—	115,379	10.12	11,406
DWS Small Cap Index VIP (Grandmaster™)	16,320	—	16,320	8.58	1,902
DWS Small Cap Index VIP (IQ3™)	62,295	(1)	62,294	9.37	6,649
DWS Small Cap Index VIP (Pinnacle Plus™)	280,699	—	280,699	9.77	28,723
Non-Affiliated Advisor Class:
Pimco VIT All Asset (AnnuiChoice™)	53,156	—	53,156	8.25	6,443
Pimco VIT All Asset (AnnuiChoice II™)	135,821	—	135,821	8.31	16,341
Pimco VIT All Asset (IQ Annuity™)	25,842	—	25,842	8.22	3,142
Pimco VIT All Asset (Pinnacle Plus™)	174,140	—	174,140	8.21	21,205
Pimco VIT Commodity Real Return Strategy (AdvantEdge™)	44,563	—	44,563	4.79	9,308
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	9,920	—	9,920	4.77	2,078
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	22,180	—	22,180	4.81	4,615
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	42,199	—	42,199	4.76	8,860
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	10,010	—	10,010	4.76	2,105
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	84,385	—	84,385	4.76	17,730
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	81,860	1	81,861	4.75	17,225

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Advisor Class (continued):
Pimco VIT Low Duration (IQ Annuity™)	$14,943	$2	$14,945	$9.69	1,542
Pimco VIT Low Duration (Pinnacle Plus™)	92,287	—	92,287	9.68	9,536
Pimco VIT Real Return (AdvantEdge™)	7,896	(1)	7,895	8.89	888
Pimco VIT Real Return (IQ Annuity™)	47,422	2	47,424	8.92	5,319
Pimco VIT Real Return (Grandmaster™)	15,673	—	15,673	8.92	1,757
Pimco VIT Real Return (Pinnacle Plus™)	33,252	(4)	33,248	8.90	3,734
Pimco VIT Total Return (AdvantEdge™)	355,657	(3)	355,654	10.13	35,107
Pimco VIT Total Return (AnnuiChoice™)	200,121	—	200,121	10.04	19,941
Pimco VIT Total Return (AnnuiChoice II™)	439,540	(5)	439,535	10.17	43,218
Pimco VIT Total Return (IQ Annuity™)	309,040	(4)	309,036	10.01	30,887
Pimco VIT Total Return (Grandmaster™)	58,324	—	58,324	10.01	5,825
Pimco VIT Total Return (Grandmaster flex3™)	27,640	—	27,640	10.00	2,764
Pimco VIT Total Return (Pinnacle Plus™)	268,494	1	268,495	9.99	26,876
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge™)	22,613	—	22,613	8.38	2,697
Rydex VT Absolute Return Strategies (AnnuiChoice™)	419,571	—	419,571	8.31	50,488
Rydex VT Absolute Return Strategies (AnnuiChoice II™)	594,790	—	594,790	8.42	70,661
Rydex VT Absolute Return Strategies (Grandmaster™)	7,306	—	7,306	8.29	881
Rydex VT Absolute Return Strategies (Grandmaster flex3™)	4,278	—	4,278	8.28	517
Rydex VT Absolute Return Strategies (IQ Annuity™)	41,230	—	41,230	8.28	4,977
Rydes VT Absolute Return Strategies (Pinnacle Plus™)	19,953	—	19,953	8.27	2,412
Rydex VT Hedged Equity (AdvantEdge™)	43,870	—	43,870	8.16	5,374
Rydex VT Hedged Equity (AnnuiChoice™)	1,725	—	1,725	7.97	216
Rydex VT Hedged Equity (AnnuiChoice II™)	1,960	—	1,960	8.20	239
Rydex VT Hedged Equity (Grandmaster™)	52,275	—	52,275	7.95	6,572
Rydex VT Hedged Equity (Grandmaster flex3™)	2,828	(1)	2,827	7.94	356
Rydex VT Hedged Equity (IQ Annuity™)	152,144	—	152,144	7.95	19,140
Rydes VT Hedged Equity (Pinnacle Plus™)	165,348	—	165,348	7.94	20,832
Rydex VT Sector Rotation (AdvantEdge™)	27,532	—	27,532	6.64	4,148
Rydex VT Sector Rotation (AnnuiChoice™)	5,956	—	5,956	6.48	919
Rydex VT Sector Rotation (AnnuiChoice II™)	19,638	—	19,638	6.66	2,947
Rydex VT Sector Rotation (IQ Annuity™)	482	—	482	6.46	75
Rydex VT Sector Rotation (Grandmaster™)	2,042	—	2,042	6.47	316
Rydes VT Sector Rotation (Pinnacle Plus™)	2,797	—	2,797	6.45	433
Rydex VT Managed Futures Strategies (AdvantEdge™)	9,924	—	9,924	9.51	1,044
Rydex VT Managed Futures Strategies (Annuichoice™)	9,365	—	9,365	9.51	984
Rydex VT Managed Futures Strategies (Pinnacle Plus™)	56,518	—	56,518	9.51	5,946

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge™) (February 25)*	$1,299	$477	$822	$(191)	$4,304	$—	$(21,092)	$(21,092)	$(16,979)	$(16,157)
Touchstone Aggressive ETF (AnnuiChoice™)	11,008	4,743	6,265	2,118	36,484	62,550	(141,299)	(203,849)	(165,247)	(158,982)
Touchstone Aggressive ETF (GrandMaster flex3™)	13,232	8,933	4,299	(5,303)	44,356	63,518	(180,604)	(244,122)	(205,069)	(200,770)
Touchstone Aggressive ETF (Grandmaster™)	673	413	260	(1,140)	2,361	(1,620)	(13,321)	(11,701)	(10,480)	(10,220)
Touchstone Aggressive ETF (IQ Annuity™)	16,291	6,994	9,297	(9,373)	50,372	(6,512)	(210,177)	(203,665)	(162,666)	(153,369)
Touchstone Aggressive ETF (Pinnacle Plus™)	1,043	3,947	(2,904)	(30,686)	3,452	14,332	(19,466)	(33,798)	(61,032)	(63,936)
Touchstone Baron Small Cap (AdvantEdge™) (February 25)*	—	227	(227)	(110)	5,207	—	(14,129)	(14,129)	(9,032)	(9,259)
Touchstone Baron Small Cap (AnnuiChoice™)	—	2,338	(2,338)	4,953	35,045	23,955	(98,545)	(122,500)	(82,502)	(84,840)
Touchstone Baron Small Cap (AnnuiChoice II™)	—	390	(390)	(179)	13,482	(1,849)	(32,934)	(31,085)	(17,782)	(18,172)
Touchstone Baron Small Cap (GrandMaster flex3™)	—	11,683	(11,683)	(34,081)	128,735	(64,108)	(450,812)	(386,704)	(292,050)	(303,733)
Touchstone Baron Small Cap (Grandmaster™)	—	3,079	(3,079)	(86,018)	30,208	(37,428)	(71,345)	(33,917)	(89,727)	(92,806)
Touchstone Baron Small Cap (IQ Annuity™)	—	17,062	(17,062)	(4,773)	209,629	(23,338)	(668,893)	(645,555)	(440,699)	(457,761)
Touchstone Baron Small Cap (Pinnacle Plus™)	—	9,961	(9,961)	(6,303)	101,745	(15,827)	(338,886)	(323,059)	(227,617)	(237,578)
Touchstone Conservative ETF (AdvantEdge™) (Feburary 25)*	327	2	325	—	—	—	(193)	(193)	(193)	132
Touchstone Conservative ETF (AnnuiChoice™)	308	101	207	5	235	972	(576)	(1,548)	(1,308)	(1,101)
Touchstone Conservative ETF (GrandMaster flex3™)	30,228	16,919	13,309	6,383	24,507	105,257	(65,015)	(170,272)	(139,382)	(126,073)
Touchstone Conservative ETF (Grandmaster™)	20,396	2,796	17,600	615	8,437	16,340	(6,914)	(23,254)	(14,202)	3,398
Touchstone Conservative ETF (IQ Annuity™)	55,560	28,124	27,436	43,212	42,353	122,689	(216,529)	(339,218)	(253,653)	(226,217)
Touchstone Conservative ETF (Pinnacle Plus™)	19,192	10,646	8,546	1,811	14,664	51,909	(46,587)	(98,496)	(82,021)	(73,475)
Touchstone Core Bond (AnnuiChoice™)	13,677	3,301	10,376	(26,151)	—	(1,920)	(7,540)	(5,620)	(31,771)	(21,395)
Touchstone Core Bond (AnnuiChoice II™)	8,965	1,729	7,236	(596)	—	(390)	(14,508)	(14,118)	(14,714)	(7,478)
Touchstone Core Bond (GrandMaster flex3™)	23,302	8,140	15,162	(3,517)	—	3,567	(34,052)	(37,619)	(41,136)	(25,974)
Touchstone Core Bond (Grandmaster™)	1,148	960	188	(3,728)	—	(1,550)	(481)	1,069	(2,659)	(2,471)
Touchstone Core Bond (IQ Annuity™)	6,642	3,220	3,422	(5,931)	—	(2,476)	(11,466)	(8,990)	(14,921)	(11,499)
Touchstone Core Bond (Pinnacle Plus™)	25,558	8,970	16,588	(2,054)	—	428	(47,235)	(47,663)	(49,717)	(33,129)
Touchstone Enhanced ETF (AdvantEdge™) (Feburary 25)*	4,996	531	4,465	(356)	14,306	—	(39,489)	(39,489)	(25,539)	(21,074)
Touchstone Enhanced ETF (AnnuiChoice™)	110,804	16,751	94,053	11,651	317,195	330,311	(704,567)	(1,034,878)	(706,032)	(611,979)
Touchstone Enhanced ETF (GrandMaster flex3™)	104,166	26,194	77,972	(45,073)	298,291	234,536	(750,019)	(984,555)	(731,337)	(653,365)
Touchstone Enhanced ETF (Grandmaster™)	79,423	19,806	59,617	(8,989)	227,379	241,300	(608,565)	(849,865)	(631,475)	(571,858)
Touchstone Enhanced ETF (IQ Annuity™)	61,051	13,723	47,328	(8,472)	174,780	59,090	(509,862)	(568,952)	(402,644)	(355,316)
Touchstone Enhanced ETF (Pinnacle Plus™)	23,146	8,078	15,068	(28,572)	66,266	28,077	(201,085)	(229,162)	(191,468)	(176,400)
Touchstone High Yield (AnnuiChoice™)	7,179	2,924	4,255	(75,807)	—	(35,328)	(41,150)	(5,822)	(81,629)	(77,374)
Touchstone High Yield (GrandMaster flex3™)	31,895	8,398	23,497	(21,538)	—	(26,314)	(162,455)	(136,141)	(157,679)	(134,182)
Touchstone High Yield (Grandmaster™)	14,774	3,141	11,633	(20,772)	—	(12,339)	(54,045)	(41,706)	(62,478)	(50,845)
Touchstone High Yield (IQ Annuity™)	14,210	3,662	10,548	(7,875)	—	(19,562)	(85,075)	(65,513)	(73,388)	(62,840)
Touchstone High Yield (Pinnacle Plus™)	46,643	12,296	34,347	(42,327)	—	(51,861)	(266,959)	(215,098)	(257,425)	(223,078)
Touchstone Large Cap Core Equity (AdvantEdge ™) (Feburary 25)*	161	85	76	(34)	436	—	(3,740)	(3,740)	(3,338)	(3,262)
Touchstone Large Cap Core Equity (AnnuiChoice ™)	3,483	1,665	1,818	(14,248)	9,402	—	(79,695)	(79,695)	(84,541)	(82,723)
Touchstone Large Cap Core Equity (AnnuiChoice II™)	447	348	99	(21,160)	1,206	1,528	(4,259)	(5,787)	(25,741)	(25,642)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	3,897	2,915	982	(17,433)	10,535	3,777	(86,067)	(89,844)	(96,742)	(95,760)
Touchstone Large Cap Core Equity (Grandmaster™)	683	605	78	(9,250)	1,844	201	(10,134)	(10,335)	(17,741)	(17,663)
Touchstone Large Cap Core Equity (IQ Annuity™)	8,177	5,799	2,378	(12,620)	22,113	8,880	(202,004)	(210,884)	(201,391)	(199,013)
Touchstone Large Cap Core Equity (Pinnacle Plus™)	8,892	6,853	2,039	(22,769)	24,076	5,184	(210,516)	(215,700)	(214,393)	(212,354)
Touchstone Mid Cap Growth (AnnuiChoice™)	9,873	2,608	7,265	(23,020)	36,370	(28,302)	(169,424)	(141,122)	(127,772)	(120,507)
Touchstone Mid Cap Growth (AnnuiChoice II™)	2,001	332	1,669	(6,857)	7,369	(4,833)	(29,595)	(24,762)	(24,250)	(22,581)
Touchstone Mid Cap Growth (GrandMaster flex3™)	12,633	5,776	6,857	(37,626)	46,539	(47,552)	(240,743)	(193,191)	(184,278)	(177,421)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Mid Cap Growth (Grandmaster™)	$8,578	$2,802	$5,776	$(7,040)	$31,599	$(21,834)	$(148,762)	$(126,928)	$(102,369)	$(96,593)
Touchstone Mid Cap Growth (IQ Annuity™)	13,032	5,777	7,255	(76,259)	48,008	(64,862)	(224,610)	(159,748)	(187,999)	(180,744)
Touchstone Mid Cap Growth (Pinnacle Plus™)	31,139	13,772	17,367	(48,077)	114,707	(105,572)	(584,754)	(479,182)	(412,552)	(395,185)
Touchstone Moderate ETF (AdvantEdge™) (Feburary 25)*	716	253	463	(1,816)	526	—	(4,088)	(4,088)	(5,378)	(4,915)
Touchstone Moderate ETF (AnnuiChoice™)	5,661	2,934	2,727	(406)	4,162	29,384	(52,440)	(81,824)	(78,068)	(75,341)
Touchstone Moderate ETF (GrandMaster flex3™)	30,907	29,398	1,509	(9,909)	22,758	218,794	(277,834)	(496,628)	(483,779)	(482,270)
Touchstone Moderate ETF (Grandmaster™)	3,346	3,133	213	15,647	2,562	42,076	(28,102)	(70,178)	(51,969)	(51,756)
Touchstone Moderate ETF (IQ Annuity™)	68,572	46,318	22,254	12,018	49,258	133,929	(723,149)	(857,078)	(795,802)	(773,548)
Touchstone Moderate ETF (Pinnacle Plus™)	22,496	19,982	2,514	3,724	16,509	102,895	(234,938)	(337,833)	(317,600)	(315,086)
Touchstone Money Market (AnnuiChoice™)	4,515	1,538	2,977	—	—	—	—	—	—	2,977
Touchstone Money Market (Grandmaster™)	189,200	87,852	101,348	—	—	—	—	—	—	101,348
Touchstone Money Market (IQ Annuity™)	91	45	46	—	—	3	3	—	—	46
Touchstone Third Avenue Value (AdvantEdge™) (February 25)*	2,645	951	1,694	(175)	16,241	—	(65,104)	(65,104)	(49,038)	(47,344)
Touchstone Third Avenue Value (AnnuiChoice™)	34,258	19,572	14,686	(166,861)	219,459	(163,617)	(1,067,341)	(903,724)	(851,126)	(836,440)
Touchstone Third Avenue Value (GrandMaster flex3™)	35,510	31,878	3,632	(132,446)	227,455	(252,806)	(1,272,276)	(1,019,470)	(924,461)	(920,829)
Touchstone Third Avenue Value (Grandmaster™)	64,476	47,935	16,541	(144,312)	418,296	(404,745)	(2,291,964)	(1,887,219)	(1,613,235)	(1,596,694)
Touchstone Third Avenue Value (IQ Annuity™)	51,095	42,880	8,215	228,071	330,198	194,998	(1,645,061)	(1,840,059)	(1,281,790)	(1,273,575)
Touchstone Third Avenue Value (Pinnacle Plus™)	46,854	45,519	1,335	(176,645)	300,997	(267,878)	(1,644,757)	(1,376,879)	(1,252,527)	(1,251,192)
Touchstone Third Avenue Value (AnnuiChoice II™)	14,184	7,982	6,202	(109,467)	89,196	(79,368)	(330,365)	(250,997)	(271,268)	(265,066)
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	3,736	2,612	1,124	4,347	18,896	50,270	(75,840)	(126,110)	(102,867)	(101,743)
JP Morgan Mid Cap Value (GrandMaster flex3™)	2,291	2,412	(121)	(12,151)	11,589	25,192	(38,583)	(63,775)	(64,337)	(64,458)
JP Morgan Mid Cap Value (Grandmaster™)	1,080	1,026	54	(3,016)	5,459	5,689	(26,896)	(32,585)	(30,142)	(30,088)
JP Morgan Mid Cap Value (IQ3™)	1,021	999	22	(10,302)	5,167	8,400	(14,876)	(23,276)	(28,411)	(28,389)
JP Morgan Mid Cap Value (Pinnacle Plus™)	9,516	11,325	(1,809)	29,054	48,138	136,872	(212,395)	(349,267)	(272,075)	(273,884)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	343,276	214,778	128,498	(868,769)	17,500	1,611,830	(5,970,358)	(7,582,188)	(8,433,457)	(8,304,959)
Fidelity VIP Growth (Grandmaster™)	58,771	109,455	(50,684)	(18,805)	—	3,755,924	(921,225)	(4,677,149)	(4,695,954)	(4,746,638)
Fidelity VIP High Income (Grandmaster™)	273,730	50,934	222,796	(292,928)	—	(328,799)	(1,243,722)	(914,923)	(1,207,851)	(985,055)
Fidelity VIP II Asset Manager (Grandmaster™)	522,585	82,209	440,376	33,116	267,896	1,087,647	(1,627,512)	(2,715,159)	(2,414,147)	(1,973,771)
Fidelity VIP II Contrafund (Grandmaster™)	179,936	244,361	(64,425)	555,097	530,598	3,089,370	(7,462,764)	(10,552,134)	(9,466,439)	(9,530,864)
Fidelity VIP II Index 500 (Grandmaster™)	108,007	75,340	32,667	336,138	63,997	2,316,703	(573,706)	(2,890,409)	(2,490,274)	(2,457,607)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	24,397	5,054	19,343	(31,393)	—	14,481	(6,532)	(21,013)	(52,406)	(33,063)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	104,507	32,226	72,281	(36,838)	—	11,375	(133,274)	(144,649)	(181,487)	(109,206)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	13,682	4,585	9,097	(3,186)	—	8,097	(11,113)	(19,210)	(22,396)	(13,299)
Fidelity VIP II Investment Grade Bond (IQ3™)	6,452	2,196	4,256	(85)	—	3,982	(6,950)	(10,932)	(11,017)	(6,761)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	15,660	6,044	9,616	(3,872)	—	9,312	(15,093)	(24,405)	(28,277)	(18,661)
Fidelity VIP III Balanced (Grandmaster™)	41,533	20,936	20,597	(35,881)	44,395	177,413	(452,150)	(629,563)	(621,049)	(600,452)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP III Growth & Income (Grandmaster™)	$74,818	$30,552	$44,266	$(11,951)	$219,899	$568,270	$(805,858)	$(1,374,128)	$(1,166,180)	$(1,121,914)
Fidelity VIP III Growth Opportunities (Grandmaster™)	3,180	10,949	(7,769)	10,587	—	539,867	(54,445)	(594,312)	(583,725)	(591,494)
Fidelity VIP Overseas (AnnuiChoice™)	10,755	2,479	8,276	(86,216)	25,737	17,471	(69,266)	(86,737)	(147,216)	(138,940)
Fidelity VIP Overseas (AnnuiChoice II™)	484	133	351	(2,435)	932	2,586	(6,046)	(8,632)	(10,135)	(9,784)
Fidelity VIP Overseas (Grandmaster™)	169,650	46,594	123,056	81,442	351,223	918,259	(1,529,814)	(2,448,073)	(2,015,408)	(1,892,352)
Fidelity VIP Overseas (GrandmasterFlex3™)	10,312	3,948	6,364	(133,257)	27,417	16,465	(32,886)	(49,351)	(155,191)	(148,827)
Fidelity VIP Overseas (IQ3™)	5,556	1,901	3,655	(31,860)	15,115	9,197	(42,180)	(51,377)	(68,122)	(64,467)
Fidelity VIP Overseas (Pinnacle Plus™)	20,104	6,947	13,157	(124,850)	59,133	36,852	(125,559)	(162,411)	(228,128)	(214,971)
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	2,202	799	1,403	(247)	7,295	(4,130)	(40,736)	(36,606)	(29,558)	(28,155)
Touchstone Aggressive ETF (AnnuiChoice II™)	14,131	6,656	7,475	(6,462)	46,810	(5,910)	(254,481)	(248,571)	(208,223)	(200,748)
Touchstone Aggressive ETF (GrandmasterFlex3™)	1,243	859	384	(5,114)	4,446	(4,776)	(24,288)	(19,512)	(20,180)	(19,796)
Touchstone Aggressive ETF (Pinnacle Plus™)	1,274	1,161	113	(18,034)	4,220	(5,197)	(19,831)	(14,634)	(28,448)	(28,335)
Touchstone Conservative ETF (AnnuiChoice ™)	1,864	146	1,718	(50)	1,419	—	(5,837)	(5,837)	(4,468)	(2,750)
Touchstone Conservative ETF (AnnuiChoice II ™)	13,833	1,620	12,213	(116)	10,525	890	(28,083)	(28,973)	(18,564)	(6,351)
Touchstone Conservative ETF (GrandmasterFlex3™)	27,680	12,770	14,910	(25,855)	21,064	(12,748)	(126,762)	(114,014)	(118,805)	(103,895)
Touchstone Conservative ETF (Pinnacle Plus™)	21,706	12,885	8,821	(25,351)	17,103	(1,095)	(88,280)	(87,185)	(95,433)	(86,612)
Touchstone Enhanced ETF (AnnuiChoice™)	20,877	2,724	18,153	(560)	59,755	(3,309)	(188,131)	(184,822)	(125,627)	(107,474)
Touchstone Enhanced ETF (AnnuiChoice II™)	9,635	1,370	8,265	(6,547)	27,568	(7,238)	(86,599)	(79,361)	(58,340)	(50,075)
Touchstone Enhanced ETF (GrandmasterFlex3™)	15,589	3,637	11,952	(12,249)	44,626	(16,570)	(146,061)	(129,491)	(97,114)	(85,162)
Touchstone Enhanced ETF (Pinnacle Plus™)	19,680	5,423	14,257	(44,892)	56,648	(20,926)	(174,105)	(153,179)	(141,423)	(127,166)
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)	6,605	4,722	1,883	(931)	21,887	(9,216)	(125,662)	(116,446)	(95,490)	(93,607)
Touchstone Moderate ETF (AnnuiChoice™)	6,174	3,979	2,195	(574)	4,537	8,631	(85,846)	(94,477)	(90,514)	(88,319)
Touchstone Moderate ETF (AnnuiChoice II™)	8,987	6,253	2,734	(20,808)	6,601	(5,327)	(118,044)	(112,717)	(126,924)	(124,190)
Touchstone Moderate ETF (GrandmasterFlex3™)	8,094	6,847	1,247	(15,583)	5,947	(7,460)	(108,004)	(100,544)	(110,180)	(108,933)
Touchstone Moderate ETF (Pinnacle Plus™)	30,825	30,455	370	(64,246)	22,762	(33,778)	(414,649)	(380,871)	(422,355)	(421,985)
Touchstone Money Market (AnnuiChoice™)	47,436	16,853	30,583	—	—	—	—	—	—	30,583
Touchstone Money Market (AnnuiChoice II™)	7,076	2,874	4,202	—	—	—	—	—	—	4,202
Touchstone Money Market (GrandMaster flex3™)	96,618	52,616	44,002	—	—	—	—	—	—	44,002
Touchstone Money Market (IQ Annuity™)	195,287	98,275	97,012	—	—	—	—	—	—	97,012
Touchstone Money Market (Pinnacle Plus™)	142,690	84,213	58,477	—	—	1	1	—	—	58,477
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	152,138	41,402	110,736	(200,367)	386,861	(142,776)	(1,912,577)	(1,769,801)	(1,583,307)	(1,472,571)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge™) (Feburary 25)*	517	123	394	(85)	—	—	(5,662)	(5,662)	(5,747)	(5,353)
Fidelity VIP Asset Manager (AnnuiChoice™)	16,511	2,038	14,473	(4,368)	9,340	29,968	(48,259)	(78,227)	(73,255)	(58,782)
Fidelity VIP Asset Manager (AnnuiChoice II™)	2,113	443	1,670	(3,095)	284	(211)	(20,152)	(19,941)	(22,752)	(21,082)
Fidelity VIP Asset Manager (GrandMaster flex3™)	7,536	1,523	6,013	(10,960)	4,353	10,187	(20,622)	(30,809)	(37,416)	(31,403)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (IQ3™)	$35,710	$7,136	$28,574	$(54,550)	$19,586	$47,548	$(130,571)	$(178,119)	$(213,083)	$(184,509)
Fidelity VIP Asset Manager (Pinnacle Plus™)	16,744	3,469	13,275	32	8,366	14,413	(74,975)	(89,388)	(80,990)	(67,715)
Fidelity VIP Balanced (AdvantEdge™) (Feburary 25)*	225	132	93	(31)	—	—	(5,649)	(5,649)	(5,680)	(5,587)
Fidelity VIP Balanced (AnnuiChoice™)	6,428	2,683	3,745	(8,324)	7,236	35,157	(68,733)	(103,890)	(104,978)	(101,233)
Fidelity VIP Balanced (AnnuiChoice II™)	562	217	345	(48)	510	(200)	(8,529)	(8,329)	(7,867)	(7,522)
Fidelity VIP Balanced (GrandMaster ™)	8,918	4,298	4,620	(34,811)	11,749	(8,926)	(100,964)	(92,038)	(115,100)	(110,480)
Fidelity VIP Balanced (GrandMaster flex3™)	10,840	7,053	3,787	(20,231)	12,372	39,522	(126,329)	(165,851)	(173,710)	(169,923)
Fidelity VIP Balanced (IQ3™)	7,391	4,567	2,824	(20,999)	8,960	22,307	(93,402)	(115,709)	(127,748)	(124,924)
Fidelity VIP Balanced (Pinnacle Plus™)	13,260	8,872	4,388	(26,711)	12,902	30,077	(182,958)	(213,035)	(226,844)	(222,456)
Fidelity VIP Contrafund (AdvantEdge™) (Feburary 25)*	2,127	1,770	357	(825)	—	—	(93,102)	(93,102)	(93,927)	(93,570)
Fidelity VIP Contrafund (AnnuiChoice™)	18,130	23,153	(5,023)	(314,063)	70,170	(314,697)	(1,253,414)	(938,717)	(1,182,610)	(1,187,633)
Fidelity VIP Contrafund (GrandMaster flex3™)	17,066	32,492	(15,426)	(224,392)	62,702	(304,683)	(1,241,259)	(936,576)	(1,098,266)	(1,113,692)
Fidelity VIP Contrafund (IQ3™)	19,797	34,352	(14,555)	(333,450)	67,747	(403,860)	(1,378,560)	(974,700)	(1,240,403)	(1,254,958)
Fidelity VIP Contrafund (Pinnacle Plus™)	24,978	51,613	(26,635)	(292,193)	88,397	(427,408)	(1,878,121)	(1,450,713)	(1,654,509)	(1,681,144)
Fidelity VIP Contrafund (AnnuiChoice II™)	6,985	10,602	(3,617)	(233,841)	28,967	(115,194)	(263,377)	(148,183)	(353,057)	(356,674)
Fidelity VIP Contrafund Standard (IQ Advisor™)	52	34	18	(13)	162	(725)	(3,933)	(3,208)	(3,059)	(3,041)
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	157	534	(377)	(6,389)	—	(6,945)	(20,185)	(13,240)	(19,629)	(20,006)
Fidelity VIP Disclipined Small Cap (IQ™)	213	922	(709)	(5,981)	—	(5,949)	(24,861)	(18,912)	(24,893)	(25,602)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	75	261	(186)	(380)	—	(2,457)	(9,689)	(7,232)	(7,612)	(7,798)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	141	576	(435)	(1,445)	—	(3,179)	(16,615)	(13,436)	(14,881)	(15,316)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	178	762	(584)	(2,776)	—	(4,441)	(20,306)	(15,865)	(18,641)	(19,225)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	276	687	(411)	(5,289)	512	(7,382)	(34,888)	(27,506)	(32,283)	(32,694)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	174	565	(391)	(2,278)	210	(241)	(17,759)	(17,518)	(19,586)	(19,977)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	296	1,034	(738)	(3,257)	503	373	(31,834)	(32,207)	(34,961)	(35,699)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	875	3,162	(2,287)	(4,458)	1,321	(19,311)	(112,010)	(92,699)	(95,836)	(98,123)
Fidelity VIP Equity-Income (AdvantEdge™) (Feburary 25)*	168	63	105	(20)	—	—	(3,434)	(3,434)	(3,454)	(3,349)
Fidelity VIP Equity-Income (AnnuiChoice™)	12,960	7,129	5,831	(87,932)	769	(40,268)	(341,483)	(301,215)	(388,378)	(382,547)
Fidelity VIP Equity-Income (AnnuiChoice II™)	4,276	1,467	2,809	(13,501)	105	(12,164)	(77,171)	(65,007)	(78,403)	(75,594)
Fidelity VIP Equity-Income (GrandMaster flex3™)	5,776	4,872	904	(41,225)	371	(24,924)	(148,381)	(123,457)	(164,311)	(163,407)
Fidelity VIP Equity-Income (IQ3™)	14,020	10,368	3,652	(213,790)	806	4,927	(171,002)	(175,929)	(388,913)	(385,261)
Fidelity VIP Equity-Income (Pinnacle Plus™)	31,026	28,084	2,942	(202,576)	1,792	(99,277)	(800,287)	(701,010)	(901,794)	(898,852)
Fidelity VIP Freedom 2010 (Grandmaster™)	3,141	1,061	2,080	(1,890)	2,926	(5,001)	(30,354)	(25,353)	(24,317)	(22,237)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	2,356	762	1,594	(1,359)	1,788	(126)	(19,049)	(18,923)	(18,494)	(16,900)
Fidelity VIP Freedom 2010 (IQ3™)	15,170	4,206	10,964	(12,322)	10,582	(1,399)	(101,065)	(99,666)	(101,406)	(90,442)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	413	134	279	(106)	431	(191)	(4,495)	(4,304)	(3,979)	(3,700)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	200	82	118	(1,113)	157	(74)	(1,423)	(1,349)	(2,305)	(2,187)
Fidelity VIP Freedom 2015 (IQ3™)	26,754	7,439	19,315	(39,287)	18,521	(14,745)	(214,724)	(199,979)	(220,745)	(201,430)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	8,227	3,700	4,527	(1,614)	9,180	—	(71,283)	(71,283)	(63,717)	(59,190)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	$971	$335	$636	$(88)	$1,285	$(1,308)	$(14,420)	$(13,112)	$(11,915)	$(11,279)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	544	284	260	(355)	740	(994)	(8,284)	(7,290)	(6,905)	(6,645)
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	83	36	47	(15)	129	(105)	(1,345)	(1,240)	(1,126)	(1,079)
Fidelity VIP Growth & Income (AnnuiChoice™)	5,085	1,692	3,393	(1,135)	15,098	24,325	(79,517)	(103,842)	(89,879)	(86,486)
Fidelity VIP Growth & Income (AnnuiChoice II™)	731	352	379	(127)	1,479	58	(18,252)	(18,310)	(16,958)	(16,579)
Fidelity VIP Growth & Income (GrandMaster flex3™)	4,980	2,640	2,340	(12,973)	16,584	28,473	(60,377)	(88,850)	(85,239)	(82,899)
Fidelity VIP Growth & Income (IQ3™)	2,866	1,383	1,483	(1,021)	8,715	17,691	(40,213)	(57,904)	(50,210)	(48,727)
Fidelity VIP Growth & Income (Pinnacle Plus™)	4,577	2,732	1,845	(21,013)	13,489	24,644	(69,711)	(94,355)	(101,879)	(100,034)
Fidelity VIP Growth (AdvantEdge™) (Feburary 25)*	147	231	(84)	(60)	—	—	(12,678)	(12,678)	(12,738)	(12,822)
Fidelity VIP Growth (AnnuiChoice™)	1,022	2,234	(1,212)	2,955	—	55,762	(68,025)	(123,787)	(120,832)	(122,044)
Fidelity VIP Growth (AnnuiChoice II™)	925	1,012	(87)	(5,264)	—	2,314	(51,622)	(53,936)	(59,200)	(59,287)
Fidelity VIP Growth (GrandMaster™)	2,580	6,043	(3,463)	(58,781)	—	17,356	(212,195)	(229,551)	(288,332)	(291,795)
Fidelity VIP Growth (GrandMaster flex3™)	1,101	3,309	(2,208)	10	—	46,710	(76,519)	(123,229)	(123,219)	(125,427)
Fidelity VIP Growth (IQ3™)	1,427	5,200	(3,773)	2,120	—	58,418	(129,902)	(188,320)	(186,200)	(189,973)
Fidelity VIP Growth (Pinnacle Plus™)	1,713	5,160	(3,447)	7,673	—	58,963	(154,338)	(213,301)	(205,628)	(209,075)
Fidelity VIP Growth Opportunities (AdvantEdge™) (Feburary 25)*	23	70	(47)	(57)	—	—	(6,044)	(6,044)	(6,101)	(6,148)
Fidelity VIP Growth Opportunities (AnnuiChoice™)	36	296	(260)	243	—	10,042	(11,489)	(21,531)	(21,288)	(21,548)
Fidelity VIP Growth Opportunities (AnnuiChoice II™)	2	8	(6)	(4)	—	—	(961)	(961)	(965)	(971)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	86	1,418	(1,332)	(14,040)	—	13,556	(39,245)	(52,801)	(66,841)	(68,173)
Fidelity VIP Growth Opportunities (IQ3™)	100	1,663	(1,563)	(23,875)	—	10,111	(51,312)	(61,423)	(85,298)	(86,861)
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	101	1,448	(1,347)	(22,878)	—	5,194	(55,457)	(60,651)	(83,529)	(84,876)
Fidelity VIP High Income (AnnuiChoice™)	40,397	3,157	37,240	(20,492)	—	(21,514)	(114,923)	(93,409)	(113,901)	(76,661)
Fidelity VIP High Income (AnnuiChoice II™)	3,875	446	3,429	(90)	—	(1,080)	(15,688)	(14,608)	(14,698)	(11,269)
Fidelity VIP High Income (GrandMaster flex3™)	22,218	9,377	12,841	(31,561)	—	(43,046)	(61,224)	(18,178)	(49,739)	(36,898)
Fidelity VIP High Income (IQ3™)	73,301	19,786	53,515	(43,748)	—	(80,559)	(227,495)	(146,936)	(190,684)	(137,169)
Fidelity VIP High Income (Pinnacle Plus™)	19,676	5,151	14,525	(47,713)	—	(21,813)	(76,688)	(54,875)	(102,588)	(88,063)
Fidelity VIP II Index 500 (AdvantEdge™) (Feburary 25)*	800	340	460	(102)	—	—	(15,122)	(15,122)	(15,224)	(14,764)
Fidelity VIP II Index 500 (AnnuiChoice™)	13,369	11,138	2,231	(123,833)	13,940	42,809	(325,929)	(368,738)	(478,631)	(476,400)
Fidelity VIP II Index 500 (AnnuiChoice II™)	2,398	965	1,433	(6,165)	862	(2,544)	(35,639)	(33,095)	(38,398)	(36,965)
Fidelity VIP II Index 500 (Grandmaster™)	38,443	29,762	8,681	(169,792)	25,094	(47,383)	(885,324)	(837,941)	(982,639)	(973,958)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	14,157	12,332	1,825	(44,177)	8,897	(23,138)	(347,580)	(324,442)	(359,722)	(357,897)
Fidelity VIP Index 500 (IQ3™)	12,308	9,942	2,366	(26,157)	7,685	(332)	(299,647)	(299,315)	(317,787)	(315,421)
Fidelity VIP Index 500 (Pinnacle Plus™)	31,509	28,680	2,829	(99,474)	18,949	(54,344)	(767,988)	(713,644)	(794,169)	(791,340)
Fidelity VIP Investment Grade Bond (AdvantEdge™) (Feburary 25)*	—	221	(221)	(128)	—	—	(691)	(691)	(819)	(1,040)
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	36,233	10,105	26,128	(19,726)	—	(3,409)	(49,663)	(46,254)	(65,980)	(39,852)
Fidelity VIP Investment Grade Bond (GrandMaster ™)	34,796	7,318	27,478	(36,347)	—	9,367	(6,310)	(15,677)	(52,024)	(24,546)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	16,809	12,134	4,675	(16,476)	—	8,721	(33,283)	(42,004)	(58,480)	(53,805)
Fidelity VIP Investment Grade Bond (IQ3™)	37,577	11,821	25,756	(8,038)	—	19,931	(32,320)	(52,251)	(60,289)	(34,533)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	$16,832	$7,131	$9,701	$(6,812)	$—	$8,554	$(17,011)	$(25,565)	$(32,377)	$(22,676)
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	11,197	2,286	8,911	(8,185)	—	1,695	(4,118)	(5,813)	(13,998)	(5,087)
Fidelity VIP Mid Cap (AnnuiChoice™)	39,949	7,758	32,191	(39,181)	103,664	106,171	(357,132)	(463,303)	(398,820)	(366,629)
Fidelity VIP Mid Cap (GrandMaster flex3™)	71,154	21,267	49,887	(314,803)	185,230	140,767	(481,403)	(622,170)	(751,743)	(701,856)
Fidelity VIP Mid Cap (IQ Annuity™)	70,958	20,117	50,841	(31,782)	184,036	200,610	(660,311)	(860,921)	(708,667)	(657,826)
Fidelity VIP Mid Cap (Pinnacle Plus™)	93,849	30,716	63,133	(228,567)	243,718	163,673	(818,802)	(982,475)	(967,324)	(904,191)
Fidelity VIP Mid Cap (AnnuiChoice II™)	2,142	941	1,201	(1,957)	5,391	2,286	(40,197)	(42,483)	(39,049)	(37,848)
Fidelity VIP Mid Cap (Grandmaster™)	45,189	12,839	32,350	(281,294)	116,697	41,800	(222,852)	(264,652)	(429,249)	(396,899)
Fidelity VIP Overseas (AdvantEdge™) (Feburary 25)*	1,413	351	1,062	(2,414)	—	—	(19,197)	(19,197)	(21,611)	(20,549)
Fidelity VIP Overseas (AnnuiChoice™)	32,020	6,514	25,506	(83,311)	70,487	39,483	(321,958)	(361,441)	(374,265)	(348,759)
Fidelity VIP Overseas (GrandMaster™)	67,832	16,480	51,352	(389,454)	204,261	38,180	(399,258)	(437,438)	(622,631)	(571,279)
Fidelity VIP Overseas (GrandMaster flex3™)	27,535	9,306	18,229	(148,290)	65,335	51,409	(215,188)	(266,597)	(349,552)	(331,323)
Fidelity VIP Overseas (IQ3™)	35,368	10,708	24,660	(116,292)	74,327	40,055	(353,224)	(393,279)	(435,244)	(410,584)
Fidelity VIP Overseas (Pinnacle Plus™)	45,058	17,359	27,699	(192,515)	82,148	29,512	(509,462)	(538,974)	(649,341)	(621,642)
Fidelity VIP Overseas (AnnuiChoice II™)	6,090	1,263	4,827	(2,421)	9,345	5,752	(68,807)	(74,559)	(67,635)	(62,808)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	20,886	1,877	19,009	(43,371)	4,654	(5,135)	(5,709)	(574)	(39,291)	(20,282)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	4,165	732	3,433	(971)	928	582	(10,675)	(11,257)	(11,300)	(7,867)
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,606	505	3,101	(5,799)	803	(961)	(3,653)	(2,692)	(7,688)	(4,587)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	17,828	1,762	16,066	(181,072)	57,433	(57,007)	(22,502)	34,505	(89,134)	(73,068)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	24,252	4,297	19,955	(90,597)	78,130	(118,175)	(217,979)	(99,804)	(112,271)	(92,316)
Van Kampen UIF U.S. Real Estate (IQ3™)	11,782	1,681	10,101	(47,400)	37,957	(52,688)	(92,847)	(40,159)	(49,602)	(39,501)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	813	123	690	(19,957)	2,621	(16,058)	(8,563)	7,495	(9,841)	(9,151)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	14,725	6,541	8,184	(51,378)	39,681	37,573	(156,170)	(193,743)	(205,440)	(197,256)
Franklin Growth and Income Securities (AdvantEdge™) (Feburary 25)*	869	318	551	(137)	1,885	—	(10,593)	(10,593)	(8,845)	(8,294)
Franklin Growth and Income Securities (AnnuiChoice™)	25,415	6,582	18,833	(94,003)	55,141	(136,053)	(389,063)	(253,010)	(291,872)	(273,039)
Franklin Growth and Income Securities (AnnuiChoice II™)	1,075	322	753	(5,799)	2,331	(5,480)	(16,753)	(11,273)	(14,741)	(13,988)
Franklin Growth and Income Securities (GrandMaster flex3™)	17,122	6,534	10,588	(77,042)	37,146	(78,958)	(222,274)	(143,316)	(183,212)	(172,624)
Franklin Growth and Income Securities (Grandmaster™)	47,171	17,030	30,141	(443,812)	102,341	(275,137)	(479,887)	(204,750)	(546,221)	(516,080)
Franklin Growth and Income Securities (IQ Annuity™)	46,406	17,902	28,504	(166,179)	100,681	(236,049)	(712,437)	(476,388)	(541,886)	(513,382)
Franklin Growth and Income Securities (Pinnacle Plus™)	54,084	23,654	30,430	(316,090)	117,340	(332,038)	(774,662)	(442,624)	(641,374)	(610,944)
Franklin Income Securities (AdvantEdge™) (Feburary 25)*	1,265	214	1,051	(118)	308	—	(9,554)	(9,554)	(9,364)	(8,313)
Franklin Income Securities (AnnuiChoice™)	33,307	5,215	28,092	(7,177)	8,124	39,456	(165,871)	(205,327)	(204,380)	(176,288)
Franklin Income Securities (AnnuiChoice II™)	12,384	1,838	10,546	(26,683)	3,021	(2,939)	(52,938)	(49,999)	(73,661)	(63,115)
Franklin Income Securities (GrandMaster flex3™)	171,427	43,829	127,598	(82,276)	41,811	182,369	(881,918)	(1,064,287)	(1,104,752)	(977,154)
Franklin Income Securities (Grandmaster™)	174,840	37,770	137,070	(202,984)	42,644	97,464	(812,649)	(910,113)	(1,070,453)	(933,383)
Franklin Income Securities (IQ Annuity™)	116,078	26,227	89,851	(97,706)	28,312	85,267	(544,605)	(629,872)	(699,266)	(609,415)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle Plus™)	$152,011	$40,711	$111,300	$(88,701)	$37,076	$203,187	$(694,072)	$(897,259)	$(948,884)	$(837,584)
Franklin Large Cap Growth Securities (AdvantEdge™) (Feburary 25)*	—	2	(2)	—	—	—	365	365	365	363
Franklin Large Cap Growth Securities (AnnuiChoice™)	1,468	431	1,037	723	1,659	2,949	(19,895)	(22,844)	(20,462)	(19,425)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	7,664	3,048	4,616	(13,908)	8,658	18,889	(55,619)	(74,508)	(79,758)	(75,142)
Franklin Large Cap Growth Securities (Grandmaster™)	3,961	1,486	2,475	(15,414)	4,474	15,091	(31,379)	(46,470)	(57,410)	(54,935)
Franklin Large Cap Growth Securities (IQ Annuity™)	10,681	4,364	6,317	(546)	12,066	24,457	(118,696)	(143,153)	(131,633)	(125,316)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	11,661	5,536	6,125	(44,793)	13,172	10,602	(112,443)	(123,045)	(154,666)	(148,541)
Franklin Large Cap Growth Securities (AnnuiChoice II™)	2,625	861	1,764	(1,181)	2,966	305	(34,639)	(34,944)	(33,159)	(31,395)
Franklin Mutual Shares Securities (AdvantEdge™) (Feburary 25)*	4,717	1,031	3,686	(3,188)	4,147	—	(44,286)	(44,286)	(43,327)	(39,641)
Franklin Mutual Shares Securities (AnnuiChoice™)	36,892	9,109	27,783	(130,221)	32,435	42,461	(287,085)	(329,546)	(427,332)	(399,549)
Franklin Mutual Shares Securities (AnnuiChoice II™)	5,368	1,649	3,719	(24,733)	4,719	(4,911)	(56,200)	(51,289)	(71,303)	(67,584)
Franklin Mutual Shares Securities (GrandMaster flex3™)	69,770	27,668	42,102	(28,720)	61,341	154,481	(728,647)	(883,128)	(850,507)	(808,405)
Franklin Mutual Shares Securities (IQ Annuity™)	19,892	9,147	10,745	(82,527)	17,490	25,210	(181,969)	(207,179)	(272,216)	(261,471)
Franklin Mutual Shares Securities (Pinnacle Plus™)	58,701	25,944	32,757	(17,473)	51,609	93,079	(683,027)	(776,106)	(741,970)	(709,213)
Franklin Mutual Shares Securities Standard (IQ Advisor™)	440	68	372	(7)	387	1,294	(4,517)	(5,811)	(5,431)	(5,059)
Franklin Mutual Shares Securities(Grandmaster™)	95,657	33,159	62,498	(255,189)	84,101	61,640	(904,955)	(966,595)	(1,137,683)	(1,075,185)
Franklin Small Cap Value Securities (AnnuiChoice™)	1,231	675	556	(1,225)	6,334	(48)	(40,713)	(40,665)	(35,556)	(35,000)
Franklin Small Cap Value Securities (Grandmaster™)	14,809	9,798	5,011	(45,868)	76,184	—	(393,705)	(393,705)	(363,389)	(358,378)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	725	792	(67)	(330)	3,729	(6,173)	(31,003)	(24,830)	(21,431)	(21,498)
Franklin Small Cap Value Securities (IQ3 ™)	137	109	28	(1,242)	705	(623)	(147)	476	(61)	(33)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	6,349	5,484	865	(16,258)	32,662	(1,488)	(220,661)	(219,173)	(202,769)	(201,904)
Templeton Foriegn Securities Fund (AdvantEdge™) (Feburary 25)*	—	189	(189)	(1,569)	—	—	(7,834)	(7,834)	(9,403)	(9,592)
Templeton Foriegn Securities Fund (GrandMaster flex3™)	19,551	9,192	10,359	(3,099)	52,687	109,466	(247,150)	(356,616)	(307,028)	(296,669)
Templeton Foriegn Securities Fund (Grandmaster™)	8,608	3,301	5,307	(57,971)	23,199	1,154	(95,722)	(96,876)	(131,648)	(126,341)
Templeton Foriegn Securities Fund (Pinnacle Plus™)	23,480	12,030	11,450	8,667	63,275	105,912	(357,272)	(463,184)	(391,242)	(379,792)
Templeton Foreign Securities Fund (AnnuiChoice™)	3,599	1,284	2,315	(1,282)	9,700	14,943	(63,214)	(78,157)	(69,739)	(67,424)
Templeton Foreign Securities Fund (AnnuiChoice II™)	934	282	652	(4,769)	2,516	850	(10,937)	(11,787)	(14,040)	(13,388)
Templeton Growth Securities (AdvantEdge™) (Feburary 25)*	651	317	334	(148)	2,113	—	(15,445)	(15,445)	(13,480)	(13,146)
Templeton Growth Securities (AnnuiChoice™)	1,977	935	1,042	(11,692)	6,418	(3,870)	(50,488)	(46,618)	(51,892)	(50,850)
Templeton Growth Securities (AnnuiChoice II™)	638	361	277	(496)	2,070	(920)	(18,753)	(17,833)	(16,259)	(15,982)
Templeton Growth Securities (GrandMaster flex3™)	26,077	19,304	6,773	(55,324)	84,642	73,685	(624,415)	(698,100)	(668,782)	(662,009)
Templeton Growth Securities (Grandmaster™)	7,915	5,068	2,847	(147,807)	25,690	(2,832)	(88,240)	(85,408)	(207,525)	(204,678)
Templeton Growth Securities (IQ Annuity™)	12,511	11,951	560	(240,968)	40,606	(9,091)	(259,157)	(250,066)	(450,428)	(449,868)
Templeton Growth Securities (Pinnacle Plus™)	14,755	11,922	2,833	(45,126)	47,890	39,552	(352,159)	(391,711)	(388,947)	(386,114)
Templeton Growth Securities Standard (IQ Advisor™)	114	33	81	(6)	370	709	(2,671)	(3,380)	(3,016)	(2,935)
Van Kampen LIT Comstock (AnnuiChoice™)	2,721	1,007	1,714	(29,078)	5,026	(1,524)	(20,000)	(18,476)	(42,528)	(40,814)
Van Kampen LIT Comstock (GrandMaster flex3™)	6,337	3,467	2,870	(56,080)	11,706	5,949	(45,353)	(51,302)	(95,676)	(92,806)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Grandmaster™)	$2,358	$1,189	$1,169	$(1,032)	$4,356	$1,635	$(41,060)	$(42,695)	$(39,371)	$(38,202)
Van Kampen LIT Comstock (IQ Annuity™)	2,550	1,124	1,426	(4,818)	4,711	1,943	(31,046)	(32,989)	(33,096)	(31,670)
Van Kampen LIT Comstock (Pinnacle Plus™)	6,555	3,584	2,971	(35,792)	12,110	6,182	(60,656)	(66,838)	(90,520)	(87,549)
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	17	141	(124)	(14)	—	1,538	(3,956)	(5,494)	(5,508)	(5,632)
Van Kampen LIT Strategic Growth (Grandmaster™)	1	4	(3)	—	—	50	(158)	(208)	(208)	(211)
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	225	2,116	(1,891)	(19,172)	—	2,820	(70,418)	(73,238)	(92,410)	(94,301)
Van Kampen UIF Emerging Markets Debt (AdvantEdge™) (Feburary 25)*	1,433	149	1,284	(31)	321	—	(4,274)	(4,274)	(3,984)	(2,700)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	6,100	365	5,735	(9,658)	1,367	35	(4,802)	(4,837)	(13,128)	(7,393)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	859	58	801	(13)	193	—	(2,631)	(2,631)	(2,451)	(1,650)
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	1,999	288	1,711	(464)	448	513	(4,663)	(5,176)	(5,192)	(3,481)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	12,189	2,210	9,979	(1,928)	2,732	1,869	(28,077)	(29,946)	(29,142)	(19,163)
Van Kampen UIF Emerging Markets Debt (IQ3™)	16,679	2,723	13,956	(10,338)	3,738	1,506	(36,694)	(38,200)	(44,800)	(30,844)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	27,124	4,974	22,150	(18,863)	6,079	(3,889)	(64,782)	(60,893)	(73,677)	(51,527)
Van Kampen UIF Emerging Markets Equity (AdvantEdge™) (Feburary 25)*	1,640	348	1,292	(592)	4,723	—	(33,654)	(33,654)	(29,523)	(28,231)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	43,762	5,785	37,977	(408,297)	126,061	45,492	(73,773)	(119,265)	(401,501)	(363,524)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	78,602	16,241	62,361	(338,966)	226,421	218,382	(500,177)	(718,559)	(831,104)	(768,743)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	92,777	13,536	79,241	(199,777)	267,258	123,149	(819,336)	(942,485)	(875,004)	(795,763)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	21,861	4,669	17,192	(32,542)	62,973	14,452	(277,676)	(292,128)	(261,697)	(244,505)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	70,044	14,975	55,069	(188,643)	201,768	217,123	(553,236)	(770,359)	(757,234)	(702,165)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	14,385	2,083	12,302	(97,324)	41,438	50,727	(28,831)	(79,558)	(135,444)	(123,142)
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge™) (Feburary 25)*	—	2	(2)	—	—	—	451	451	451	449
Van Kampen UIF U.S. Mid Cap Value (Grandmaster™) (May 1)*	2,819	52	2,767	(5,039)	3,188	—	(737)	(737)	(2,588)	179
Van Kampen UIF U.S. Mid Cap Value (Grandmaster flex3™) (May 1)*	—	15	(15)	(1)	—	—	127	127	126	111
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus™) (May 1)*	6,729	1,018	5,711	(21,331)	7,607	—	(56,692)	(56,692)	(70,416)	(64,705)
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)	3,515	428	3,087	(12,657)	12,228	(512)	(14,652)	(14,140)	(14,569)	(11,482)
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)	4,100	483	3,617	(16,409)	14,267	(7,877)	(31,838)	(23,961)	(26,103)	(22,486)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	50,904	6,290	44,614	(63,801)	177,132	(31,900)	(456,002)	(424,102)	(310,771)	(266,157)
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	7,661	1,342	6,319	(15,005)	26,657	(19,116)	(73,438)	(54,322)	(42,670)	(36,351)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	6,909	1,400	5,509	(38,203)	24,041	(13,574)	(44,118)	(30,544)	(44,706)	(39,197)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	82,311	15,233	67,078	(111,598)	286,416	(156,910)	(863,941)	(707,031)	(532,213)	(465,135)
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	3,034	1,184	1,850	(17,084)	10,497	3,679	(37,808)	(41,487)	(48,074)	(46,224)
DWS Small Cap Index VIP (AnnuiChoice II™)	260	149	111	(143)	900	(911)	(9,051)	(8,140)	(7,383)	(7,272)
DWS Small Cap Index VIP (GrandMaster flex3™)	4,210	2,493	1,717	(51,470)	14,566	(7,146)	(32,873)	(25,727)	(62,631)	(60,914)
DWS Small Cap Index VIP (Grandmaster™)	494	343	151	(4,708)	1,706	(673)	(5,514)	(4,841)	(7,843)	(7,692)
DWS Small Cap Index VIP (IQ3™)	2,275	1,271	1,004	(8,223)	7,875	(2,369)	(40,202)	(37,833)	(38,181)	(37,177)
DWS Small Cap Index VIP (Pinnacle Plus™)	10,710	6,801	3,909	(27,051)	37,053	32,494	(149,020)	(181,514)	(171,512)	(167,603)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Advisor Class:
Pimco VIT All Asset (AnnuiChoice™) (May 1)*	$3,158	$391	$2,767	$(1,500)	$144	$—	$(14,935)	$(14,935)	$(16,291)	$(13,524)
Pimco VIT All Asset (AnnuiChoice II™) (Feburary 25)*	7,760	1,040	6,720	(140)	368	—	(37,436)	(37,436)	(37,208)	(30,488)
Pimco VIT All Asset (IQ Annuity™) (May 1)*	1,204	147	1,057	(85)	70	—	(5,951)	(5,951)	(5,966)	(4,909)
Pimco VIT All Asset (Pinnacle Plus™) (May 1)*	9,269	1,745	7,524	(6,735)	459	—	(42,650)	(42,650)	(48,926)	(41,402)
Pimco VIT Commodity Real Return Strategy (AdvantEdge™) (Feburary 25)*	2,835	544	2,291	(296)	—	—	(46,019)	(46,019)	(46,315)	(44,024)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™) (May 1)*	587	78	509	(6,071)	—	—	(10,935)	(10,935)	(17,006)	(16,497)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™) (February 25)*	1,236	124	1,112	(139)	—	—	(15,810)	(15,810)	(15,949)	(14,837)
Pimco VIT Commodity Real Return Strategy (Grandmaster™) (May 1)*	2,407	293	2,114	(2,592)	—	—	(39,793)	(39,793)	(42,385)	(40,271)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™) (May 1)*	591	101	490	(2,472)	—	—	(10,433)	(10,433)	(12,905)	(12,415)
Pimco VIT Commodity Real Return Strategy (IQ Annuity™) (May 1)*	4,127	486	3,641	(24,552)	—	—	(27,283)	(27,283)	(51,835)	(48,194)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™) (May 1)*	7,440	1,911	5,529	(37,473)	—	—	(108,643)	(108,643)	(146,116)	(140,587)
Pimco VIT Low Duration (IQ Annuity™) (May 1)*	134	18	116	(10)	132	—	(206)	(206)	(84)	32
Pimco VIT Low Duration (Pinnacle Plus™) (May 1)*	1,530	369	1,161	(18)	957	—	(1,468)	(1,468)	(529)	632
Pimco VIT Real Return (AdvantEdge™) (Feburary 25)*	197	91	106	(111)	—	—	(1,017)	(1,017)	(1,128)	(1,022)
Pimco VIT Real Return (IQ Annuity™) (May 1)*	433	163	270	(115)	—	—	(2,979)	(2,979)	(3,094)	(2,824)
Pimco VIT Real Return (Grandmaster™) (May 1)*	318	123	195	(1,414)	—	—	(619)	(619)	(2,033)	(1,838)
Pimco VIT Real Return (Pinnacle Plus™) (May 1)*	1,567	758	809	(9,730)	—	—	(3,312)	(3,312)	(13,042)	(12,233)
Pimco VIT Total Return (AdvantEdge™) (Feburary 25)*	12,015	3,112	8,903	(3,431)	2,539	—	(5,254)	(5,254)	(6,146)	2,757
Pimco VIT Total Return (AnnuiChoice™) (May 1)*	6,680	1,036	5,644	(267)	1,532	—	(6,558)	(6,558)	(5,293)	351
Pimco VIT Total Return (AnnuiChoice II™) (February 25)*	15,978	3,003	12,975	(1,411)	3,309	—	(14,811)	(14,811)	(12,913)	62
Pimco VIT Total Return (IQ Annuity™) (May 1)*	8,564	1,722	6,842	(2,007)	2,384	—	(361)	(361)	16	6,858
Pimco VIT Total Return (Grandmaster™) (May 1)*	2,575	617	1,958	6,157	447	—	1,533	1,533	8,137	10,095
Pimco VIT Total Return (Grandmaster flex3™) (May 1)*	662	126	536	(170)	212	—	236	236	278	814
Pimco VIT Total Return (Pinnacle Plus™) (May 1)*	7,942	1,945	5,997	(1,355)	2,022	—	(4,433)	(4,433)	(3,766)	2,231
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge™) (Feburary 25)*	130	199	(69)	(623)	—	—	(3,116)	(3,116)	(3,739)	(3,808)
Rydex VT Absolute Return Strategies (AnnuiChoice™) (May 1)*	2,364	1,973	391	(14,079)	—	—	(70,452)	(70,452)	(84,531)	(84,140)
Rydex VT Absolute Return Strategies (AnnuiChoice II™) (February 25)*	3,309	3,270	39	(918)	—	—	(109,147)	(109,147)	(110,065)	(110,026)
Rydex VT Absolute Return Strategies (Grandmaster™) (May 1)*	41	55	(14)	(1,092)	—	—	(1,105)	(1,105)	(2,197)	(2,211)
Rydex VT Absolute Return Strategies (Grandmaster flex3™) (May 1)*	24	30	(6)	(462)	—	—	(661)	(661)	(1,123)	(1,129)
Rydex VT Absolute Return Strategies (IQ Annuity™) (May 1)*	233	221	12	(1,421)	—	—	(5,667)	(5,667)	(7,088)	(7,076)
Rydes VT Absolute Return Strategies (Pinnacle Plus™) (May 1)*	112	68	44	(222)	—	—	(145)	(145)	(367)	(323)
Rydex VT Hedged Equity (AdvantEdge™) (Feburary 25)*	579	432	147	(120)	—	—	(10,599)	(10,599)	(10,719)	(10,572)
Rydex VT Hedged Equity (AnnuiChoice™) (May 1)*	19	7	12	(2)	—	—	(260)	(260)	(262)	(250)
Rydex VT Hedged Equity (AnnuiChoice II™) (February 25)*	26	14	12	(1)	—	—	(550)	(550)	(551)	(539)
Rydex VT Hedged Equity (Grandmaster™) (May 1)*	130	100	30	(14)	—	—	345	345	331	361
Rydex VT Hedged Equity (Grandmaster flex3™) (May 1)*	37	20	17	(290)	—	—	(486)	(486)	(776)	(759)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Investor Class (continued):
Rydex VT Hedged Equity (IQ Annuity™) (May 1)*	$1,109	$488	$621	$(1,161)	$—	$—	$(7,800)	$(7,800)	$(8,961)	$(8,340)
Rydes VT Hedged Equity (Pinnacle Plus™) (May 1)*	2,161	1,546	615	(7,855)	—	—	(38,721)	(38,721)	(46,576)	(45,961)
Rydex VT Sector Rotation (AdvantEdge™) (Feburary 25)*	64	361	(297)	(86)	44	—	(17,135)	(17,135)	(17,177)	(17,474)
Rydex VT Sector Rotation (AnnuiChoice™) (May 1)*	13	34	(21)	(14)	9	—	(2,714)	(2,714)	(2,719)	(2,740)
Rydex VT Sector Rotation (AnnuiChoice II™) (May 1)*	44	158	(114)	(69)	30	—	(11,879)	(11,879)	(11,918)	(12,032)
Rydex VT Sector Rotation (IQ Annuity™) (May 1)*	1	5	(4)	(1)	1	—	(302)	(302)	(302)	(306)
Rydex VT Sector Rotation (Grandmaster™) (May 1)*	5	17	(12)	(64)	3	—	(926)	(926)	(987)	(999)
Rydes VT Sector Rotation (Pinnacle Plus™) (May 1)*	9	559	(550)	(22,128)	6	—	(731)	(731)	(22,853)	(23,403)
Rydex VT Managed Futures Strategies (AdvantEdge™) (Feburary 25)*	—	2	(2)	—	—	—	(74)	(74)	(74)	(76)
Rydex VT Managed Futures Strategies (Annuichoice™) (November 24)*	—	7	(7)	—	—	—	(628)	(628)	(628)	(635)
Rydex VT Managed Futures Strategies (Pinnacle Plus™) (November 24)*	—	80	(80)	(2)	—	—	(2,505)	(2,505)	(2,507)	(2,587)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge™) (February 25)*	$822	$4,113	$(21,092)	$(16,157)	$58,821	$—	$(229)	$(38)	$58,554	$42,397	$—	$42,397	5,751	(5)	(29)	5,717
Touchstone Aggressive ETF (AnnuiChoice™)	6,265	38,602	(203,849)	(158,982)	—	(45,439)	(1)	(1,194)	(46,634)	(205,616)	565,075	359,459	—	(4,239)	—	(4,239)
Touchstone Aggressive ETF (GrandMaster flex3™)	4,299	39,053	(244,122)	(200,770)	—	(37,894)	(802)	(263)	(38,959)	(239,729)	671,925	432,196	—	(4,176)	(115)	(4,291)
Touchstone Aggressive ETF (Grandmaster™)	260	1,221	(11,701)	(10,220)	324	(4,374)	277	(37)	(3,810)	(14,030)	36,003	21,973	31	(432)	30	(371)
Touchstone Aggressive ETF (IQ Annuity™)	9,297	40,999	(203,665)	(153,369)	49,686	(9,537)	185,007	(249)	224,907	71,538	460,549	532,087	5,543	(855)	19,861	24,549
Touchstone Aggressive ETF (Pinnacle Plus™)	(2,904)	(27,234)	(33,798)	(63,936)	—	(27,416)	(602,350)	(217)	(629,983)	(693,919)	727,962	34,043	—	(2,449)	(53,274)	(55,723)
Touchstone Baron Small Cap (AdvantEdge™) (February 25)*	(227)	5,097	(14,129)	(9,259)	30,397	—	3,103	(84)	33,416	24,157	—	24,157	2,996	(10)	471	3,457
Touchstone Baron Small Cap (AnnuiChoice™)	(2,338)	39,998	(122,500)	(84,840)	—	(23,953)	(53,557)	(816)	(78,326)	(163,166)	309,489	146,323	—	(1,531)	(3,174)	(4,705)
Touchstone Baron Small Cap (AnnuiChoice II™)	(390)	13,303	(31,085)	(18,172)	34,137	—	36,541	—	70,678	52,506	13,011	65,517	3,504	—	4,070	7,574
Touchstone Baron Small Cap (GrandMaster flex3™)	(11,683)	94,654	(386,704)	(303,733)	1,755	(28,856)	105,564	(361)	78,102	(225,631)	761,183	535,552	106	(2,039)	5,369	3,436
Touchstone Baron Small Cap (Grandmaster™)	(3,079)	(55,810)	(33,917)	(92,806)	—	(5,737)	(112,710)	(51)	(118,498)	(211,304)	337,594	126,290	—	(499)	(9,270)	(9,769)
Touchstone Baron Small Cap (IQ Annuity™)	(17,062)	204,856	(645,555)	(457,761)	33,545	(90,102)	77,303	(382)	20,364	(437,397)	1,311,888	874,491	2,802	(5,850)	4,500	1,452
Touchstone Baron Small Cap (Pinnacle Plus™)	(9,961)	95,442	(323,059)	(237,578)	4,668	(26,636)	(14,889)	(730)	(37,587)	(275,165)	706,246	431,081	366	(2,143)	(860)	(2,637)
Touchstone Conservative ETF (AdvantEdge™) (February 25)*	325	—	(193)	132	10,000	—	—	—	10,000	10,132	—	10,132	1,112	—	—	1,112
Touchstone Conservative ETF (AnnuiChoice™)	207	240	(1,548)	(1,101)	—	—	—	(15)	(15)	(1,116)	10,595	9,479	—	(1)	—	(1)
Touchstone Conservative ETF (GrandMaster flex3™)	13,309	30,890	(170,272)	(126,073)	—	(78,500)	(67,626)	(248)	(146,374)	(272,447)	1,200,631	928,184	—	(7,149)	(6,727)	(13,876)
Touchstone Conservative ETF (Grandmaster™)	17,600	9,052	(23,254)	3,398	—	(7,706)	467,772	(12)	460,054	463,452	165,652	629,104	—	(752)	47,509	46,757
Touchstone Conservative ETF (IQ Annuity™)	27,436	85,565	(339,218)	(226,217)	430,447	(143,131)	(426,438)	(955)	(140,077)	(366,294)	2,072,392	1,706,098	38,881	(12,988)	(39,782)	(13,889)
Touchstone Conservative ETF (Pinnacle Plus™)	8,546	16,475	(98,496)	(73,475)	—	(10,500)	(2,212)	(254)	(12,966)	(86,441)	676,004	589,563	—	(964)	(221)	(1,185)
Touchstone Core Bond (AnnuiChoice™)	10,376	(26,151)	(5,620)	(21,395)	—	(21,416)	73,963	(933)	51,614	30,219	241,519	271,738	—	(1,878)	5,329	3,451
Touchstone Core Bond (AnnuiChoice II™)	7,236	(596)	(14,118)	(7,478)	50,947	(19,137)	93,897	(30)	125,677	118,199	59,962	178,161	5,048	(1,855)	8,741	11,934
Touchstone Core Bond (GrandMaster flex3™)	15,162	(3,517)	(37,619)	(25,974)	10,666	(50,105)	(31,076)	(188)	(70,703)	(96,677)	559,825	463,148	939	(4,539)	(2,794)	(6,394)
Touchstone Core Bond (Grandmaster™)	188	(3,728)	1,069	(2,471)	120	(33,425)	6,385	(18)	(26,938)	(29,409)	52,229	22,820	11	(3,124)	541	(2,572)
Touchstone Core Bond (IQ Annuity™)	3,422	(5,931)	(8,990)	(11,499)	—	(117,793)	(66,755)	(283)	(184,831)	(196,330)	328,331	132,001	—	(10,124)	(5,851)	(15,975)
Touchstone Core Bond (Pinnacle Plus™)	16,588	(2,054)	(47,663)	(33,129)	11,627	(27,960)	327,874	(169)	311,372	278,243	229,725	507,968	1,105	(2,678)	29,884	28,311
Touchstone Enhanced ETF (AdvantEdge™) (February 25)*	4,465	13,950	(39,489)	(21,074)	75,505	—	3,011	(316)	78,200	57,126	—	57,126	7,386	(39)	415	7,762
Touchstone Enhanced ETF (AnnuiChoice™)	94,053	328,846	(1,034,878)	(611,979)	—	(18,169)	(84,773)	(3,232)	(106,174)	(718,153)	1,987,907	1,269,754	—	(1,785)	(7,323)	(9,108)
Touchstone Enhanced ETF (GrandMaster flex3™)	77,972	253,218	(984,555)	(653,365)	—	(145,704)	—	(465)	(146,169)	(799,534)	1,992,736	1,193,202	—	(17,716)	—	(17,716)
Touchstone Enhanced ETF (Grandmaster™)	59,617	218,390	(849,865)	(571,858)	5,708	(732,081)	(100,376)	(356)	(827,105)	(1,398,963)	2,309,357	910,394	492	(67,334)	(8,307)	(75,149)
Touchstone Enhanced ETF (IQ Annuity™)	47,328	166,308	(568,952)	(355,316)	100	(15,679)	(84,932)	(313)	(100,824)	(456,140)	1,155,969	699,829	9	(1,451)	(7,997)	(9,439)
Touchstone Enhanced ETF (Pinnacle Plus™)	15,068	37,694	(229,162)	(176,400)	—	(113,045)	(324,970)	(333)	(438,348)	(614,748)	866,675	251,927	—	(10,260)	(28,576)	(38,836)
Touchstone High Yield (AnnuiChoice™)	4,255	(75,807)	(5,822)	(77,374)	—	(5,074)	(231,842)	(699)	(237,615)	(314,989)	403,197	88,208	—	(425)	(18,830)	(19,255)
Touchstone High Yield (GrandMaster flex3™)	23,497	(21,538)	(136,141)	(134,182)	2,531	(56,877)	174,221	(166)	119,709	(14,473)	406,507	392,034	178	(4,297)	12,536	8,417
Touchstone High Yield (Grandmaster™)	11,633	(20,772)	(41,706)	(50,845)	—	(86,332)	179,768	(21)	93,415	42,570	139,020	181,590	—	(7,617)	16,549	8,932
Touchstone High Yield (IQ Annuity™)	10,548	(7,875)	(65,513)	(62,840)	—	(34,765)	(34,032)	(341)	(69,138)	(131,978)	306,598	174,620	—	(2,467)	(2,481)	(4,948)
Touchstone High Yield (Pinnacle Plus™)	34,347	(42,327)	(215,098)	(223,078)	1,934	(116,571)	48,242	(505)	(66,900)	(289,978)	863,218	573,240	176	(10,495)	2,632	(7,687)
Touchstone Large Cap Core Equity (AdvantEdge ™) (February 25)*	76	402	(3,740)	(3,262)	10,197	—	761	(38)	10,920	7,658	—	7,658	996	(5)	111	1,102
Touchstone Large Cap Core Equity (AnnuiChoice ™)	1,818	(4,846)	(79,695)	(82,723)	20	(5,533)	254,335	(619)	248,203	165,480	—	165,480	4	(607)	20,537	19,934
Touchstone Large Cap Core Equity (AnnuiChoice II™)	99	(19,954)	(5,787)	(25,642)	14,582	—	(290,787)	(4)	(276,209)	(301,851)	323,090	21,239	2,023	—	(27,419)	(25,396)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	982	(6,898)	(89,844)	(95,760)	—	(5,095)	242,366	(99)	237,172	141,412	43,652	185,064	—	(539)	18,453	17,914
Touchstone Large Cap Core Equity (Grandmaster™)	78	(7,406)	(10,335)	(17,663)	—	(6,847)	49,914	(23)	43,044	25,381	7,097	32,478	—	(556)	3,883	3,327
Touchstone Large Cap Core Equity (IQ Annuity™)	2,378	9,493	(210,884)	(199,013)	27	(39,461)	516,823	(225)	477,164	278,151	110,104	388,255	26	(3,787)	42,031	38,270
Touchstone Large Cap Core Equity (Pinnacle Plus™)	2,039	1,307	(215,700)	(212,354)	2,387	(17,241)	529,121	(432)	513,835	301,481	119,915	421,396	248	(1,595)	39,605	38,258
Touchstone Mid Cap Growth (AnnuiChoice™)	7,265	13,350	(141,122)	(120,507)	—	(3,483)	(34,714)	(651)	(38,848)	(159,355)	327,528	168,173	—	(262)	(2,096)	(2,358)
Touchstone Mid Cap Growth (AnnuiChoice II™)	1,669	512	(24,762)	(22,581)	33,370	(61)	(21,603)	(138)	11,568	(11,013)	44,950	33,937	2,741	(24)	(1,737)	980
Touchstone Mid Cap Growth (GrandMaster flex3™)	6,857	8,913	(193,191)	(177,421)	200	(16,764)	(127,778)	(180)	(144,522)	(321,943)	536,597	214,654	14	(1,004)	(8,208)	(9,198)
Touchstone Mid Cap Growth (Grandmaster™)	5,776	24,559	(126,928)	(96,593)	7,520	(12,931)	8,097	(78)	2,608	(93,985)	239,735	145,750	604	(974)	705	335
Touchstone Mid Cap Growth (IQ Annuity™)	7,255	(28,251)	(159,748)	(180,744)	—	(99,978)	(103,480)	(245)	(203,703)	(384,447)	592,507	208,060	—	(5,645)	(6,339)	(11,984)
Touchstone Mid Cap Growth (Pinnacle Plus™)	17,367	66,630	(479,182)	(395,185)	9,331	(20,383)	(182,541)	(1,196)	(194,789)	(589,974)	1,118,600	528,626	600	(1,458)	(11,362)	(12,220)
Touchstone Moderate ETF (AdvantEdge™) (February 25)*	463	(1,290)	(4,088)	(4,915)	32,434	—	6,841	(108)	39,167	34,252	—	34,252	3,301	(12)	898	4,187
Touchstone Moderate ETF (AnnuiChoice™)	2,727	3,756	(81,824)	(75,341)	—	(9,954)	102,725	(443)	92,328	16,987	254,163	271,150	—	(1,112)	8,537	7,425
Touchstone Moderate ETF (GrandMaster flex3™)	1,509	12,849	(496,628)	(482,270)	—	(109,948)	114,877	(642)	4,287	(477,983)	1,958,584	1,480,601	—	(10,546)	4,611	(5,935)
Touchstone Moderate ETF (Grandmaster™)	213	18,209	(70,178)	(51,756)	—	(121,117)	(9,106)	(67)	(130,290)	(182,046)	342,344	160,298	—	(10,533)	(1,046)	(11,579)
Touchstone Moderate ETF (IQ Annuity™)	22,254	61,276	(857,078)	(773,548)	418,021	(173,824)	910,572	(2,380)	1,152,389	378,841	2,905,415	3,284,256	36,942	(16,795)	87,210	107,357

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle Plus™)	$2,514	$20,233	$(337,833)	$(315,086)	$—	$(39,423)	$392,842	$(893)	$352,526	$37,440	$1,040,063	$1,077,503	—	(3,786)	32,170	28,384
Touchstone Money Market (AnnuiChoice™)	2,977	—	—	2,977	—	(19,126)	(12,001)	(903)	(32,030)	(29,053)	181,514	152,461	—	(1,783)	(1,071)	(2,854)
Touchstone Money Market (Grandmaster™)	101,348	—	—	101,348	29,997	(2,283,224)	4,097,938	(1,762)	1,842,949	1,944,297	5,817,176	7,761,473	2,741	(207,881)	372,399	167,259
Touchstone Money Market (IQ Annuity™)	46	—	—	46	—	(69)	—	(15)	(84)	(38)	3,130	3,092	—	(8)	—	(8)
Touchstone Third Avenue Value (AdvantEdge™) (February 25)*	1,694	16,066	(65,104)	(47,344)	129,486	—	13,551	(390)	142,647	95,303	—	95,303	12,822	(49)	2,158	14,931
Touchstone Third Avenue Value (AnnuiChoice™)	14,686	52,598	(903,724)	(836,440)	2,892	(111,347)	(163,561)	(4,463)	(276,479)	(1,112,919)	2,339,547	1,226,628	263	(9,216)	(8,933)	(17,886)
Touchstone Third Avenue Value (GrandMaster flex3™)	3,632	95,009	(1,019,470)	(920,829)	6,062	(130,746)	(443,062)	(1,131)	(568,877)	(1,489,706)	2,761,639	1,271,933	347	(9,752)	(27,584)	(36,989)
Touchstone Third Avenue Value (Grandmaster™)	16,541	273,984	(1,887,219)	(1,596,694)	26,448	(344,438)	173,010	(1,027)	(146,007)	(1,742,701)	4,046,730	2,304,029	1,889	(25,282)	7,450	(15,943)
Touchstone Third Avenue Value (IQ Annuity™)	8,215	558,269	(1,840,059)	(1,273,575)	60,308	(307,311)	(389,076)	(1,544)	(637,623)	(1,911,198)	3,737,015	1,825,817	4,687	(19,488)	(26,569)	(41,370)
Touchstone Third Avenue Value (Pinnacle Plus™)	1,335	124,352	(1,376,879)	(1,251,192)	17,212	(166,461)	(242,867)	(2,205)	(394,321)	(1,645,513)	3,313,730	1,668,217	1,118	(10,927)	(19,657)	(29,466)
Touchstone Third Avenue Value (AnnuiChoice II™)	6,202	(20,271)	(250,997)	(265,066)	67,282	(10,672)	1,751	(205)	58,156	(206,910)	716,667	509,757	7,536	(1,154)	5,089	11,471
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	1,124	23,243	(126,110)	(101,743)	—	(22,592)	(13,247)	(587)	(36,426)	(138,169)	328,237	190,068	—	(1,457)	(811)	(2,268)
JP Morgan Mid Cap Value (GrandMaster flex3™)	(121)	(562)	(63,775)	(64,458)	—	(3,721)	(42,815)	(134)	(46,670)	(111,128)	194,021	82,893	—	(234)	(3,586)	(3,820)
JP Morgan Mid Cap Value (Grandmaster™)	54	2,443	(32,585)	(30,088)	—	(2,036)	(5,200)	(22)	(7,258)	(37,346)	88,974	51,628	—	(255)	(481)	(736)
JP Morgan Mid Cap Value (IQ3™)	22	(5,135)	(23,276)	(28,389)	—	(3,307)	(22,529)	(72)	(25,908)	(54,297)	85,376	31,079	—	(216)	(1,959)	(2,175)
JP Morgan Mid Cap Value (Pinnacle Plus™)	(1,809)	77,192	(349,267)	(273,884)	—	(23,476)	(269,064)	(670)	(293,210)	(567,094)	1,031,291	464,197	—	(1,850)	(17,764)	(19,614)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	128,498	(851,269)	(7,582,188)	(8,304,959)	22,842	(2,869,888)	(1,262,686)	(5,879)	(4,115,611)	(12,420,570)	21,673,367	9,252,797	432	(56,800)	(30,463)	(86,831)
Fidelity VIP Growth (Grandmaster™)	(50,684)	(18,805)	(4,677,149)	(4,746,638)	—	(1,234,135)	(495,216)	(3,901)	(1,733,252)	(6,479,890)	11,060,122	4,580,232	—	(20,724)	(9,761)	(30,485)
Fidelity VIP High Income (Grandmaster™)	222,796	(292,928)	(914,923)	(985,055)	4,262	(508,353)	(269,254)	(1,621)	(774,966)	(1,760,021)	4,352,060	2,592,039	247	(30,658)	(17,499)	(47,910)
Fidelity VIP II Asset Manager (Grandmaster™)	440,376	301,012	(2,715,159)	(1,973,771)	11,422	(759,013)	(265,415)	(2,756)	(1,015,762)	(2,989,533)	7,271,599	4,282,066	342	(22,417)	(8,706)	(30,781)
Fidelity VIP II Contrafund (Grandmaster™)	(64,425)	1,085,695	(10,552,134)	(9,530,864)	84,874	(2,887,375)	(726,323)	(6,444)	(3,535,268)	(13,066,132)	24,249,702	11,183,570	2,211	(75,452)	(24,059)	(97,300)
Fidelity VIP II Index 500 (Grandmaster™)	32,667	400,135	(2,890,409)	(2,457,607)	—	(1,028,779)	(273,154)	(2,781)	(1,304,714)	(3,762,321)	7,354,013	3,591,692	—	(35,457)	(9,994)	(45,451)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	19,343	(31,393)	(21,013)	(33,063)	—	(9,796)	(407,298)	(1,742)	(418,836)	(451,899)	596,165	144,266	—	(1,147)	(42,589)	(43,736)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	72,281	(36,838)	(144,649)	(109,206)	252	(461,626)	(93,107)	(922)	(555,403)	(664,609)	2,631,570	1,966,961	9	(17,489)	(3,570)	(21,050)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	9,097	(3,186)	(19,210)	(13,299)	—	(25,820)	(75,188)	(147)	(101,155)	(114,454)	333,355	218,901	—	(2,564)	(7,637)	(10,201)
Fidelity VIP II Investment Grade Bond (IQ3™)	4,256	(85)	(10,932)	(6,761)	—	(20,462)	(2)	(310)	(20,774)	(27,535)	163,948	136,413	—	(2,056)	—	(2,056)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	9,616	(3,872)	(24,405)	(18,661)	—	(29,967)	(37,833)	(254)	(68,054)	(86,715)	383,348	296,633	—	(3,043)	(4,012)	(7,055)
Fidelity VIP III Balanced (Grandmaster™)	20,597	8,514	(629,563)	(600,452)	—	(416,823)	(268,752)	(758)	(686,333)	(1,286,785)	2,189,844	903,059	—	(29,086)	(18,841)	(47,927)
Fidelity VIP III Growth & Income (Grandmaster™)	44,266	207,948	(1,374,128)	(1,121,914)	1,020	(500,762)	(229,373)	(907)	(730,022)	(1,851,936)	3,206,034	1,354,098	65	(30,466)	(12,722)	(43,123)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(7,769)	10,587	(594,312)	(591,494)	3,518	(137,201)	(1,799)	(401)	(135,883)	(727,377)	1,162,984	435,607	324	(12,656)	127	(12,205)
Fidelity VIP Overseas (AnnuiChoice™)	8,276	(60,479)	(86,737)	(138,940)	—	(29,647)	(87,508)	(1,089)	(118,244)	(257,184)	372,938	115,754	—	(3,464)	(12,063)	(15,527)
Fidelity VIP Overseas (AnnuiChoice II™)	351	(1,503)	(8,632)	(9,784)	—	—	(38,805)	(18)	(38,823)	(48,607)	55,223	6,616	—	(2)	(4,082)	(4,084)
Fidelity VIP Overseas (Grandmaster™)	123,056	432,665	(2,448,073)	(1,892,352)	—	(443,067)	(101,432)	(1,533)	(546,032)	(2,438,384)	4,597,513	2,159,129	—	(13,532)	(3,364)	(16,896)
Fidelity VIP Overseas (GrandmasterFlex3™)	6,364	(105,840)	(49,351)	(148,827)	—	(3,394)	(105,097)	(77)	(108,568)	(257,395)	351,449	94,054	—	(599)	(16,554)	(17,153)
Fidelity VIP Overseas (IQ3™)	3,655	(16,745)	(51,377)	(64,467)	—	(1,155)	(81,912)	(55)	(83,122)	(147,589)	196,148	48,559	—	(134)	(10,113)	(10,247)
Fidelity VIP Overseas (Pinnacle Plus™)	13,157	(65,717)	(162,411)	(214,971)	—	(28,690)	(390,872)	(380)	(419,942)	(634,913)	786,630	151,717	—	(3,747)	(44,704)	(48,451)
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	1,403	7,048	(36,606)	(28,155)	—	(279)	17,183	(173)	16,731	(11,424)	83,024	71,600	—	(48)	1,722	1,674
Touchstone Aggressive ETF (AnnuiChoice II™)	7,475	40,348	(248,571)	(200,748)	100,555	—	(81,139)	(528)	18,888	(181,860)	641,601	459,741	9,516	(58)	(8,177)	1,281
Touchstone Aggressive ETF (GrandmasterFlex3™)	384	(668)	(19,512)	(19,796)	3,083	—	(12,136)	(44)	(9,097)	(28,893)	69,337	40,444	337	(6)	(1,492)	(1,161)
Touchstone Aggressive ETF (Pinnacle Plus™)	113	(13,814)	(14,634)	(28,335)	4,334	(8,919)	(26,231)	(91)	(30,907)	(59,242)	100,691	41,449	584	(997)	(3,789)	(4,202)
Touchstone Conservative ETF (AnnuiChoice ™)	1,718	1,369	(5,837)	(2,750)	—	(493)	60,311	—	59,818	57,068	—	57,068	—	(51)	5,807	5,756
Touchstone Conservative ETF (AnnuiChoice II ™)	12,213	10,409	(28,973)	(6,351)	173,290	(2,239)	215,989	(139)	386,901	380,550	42,701	423,251	19,106	(236)	20,714	39,584
Touchstone Conservative ETF (GrandmasterFlex3™)	14,910	(4,791)	(114,014)	(103,895)	5,500	(11,146)	254,995	(36)	249,313	145,418	701,747	847,165	557	(1,181)	25,373	24,749
Touchstone Conservative ETF (Pinnacle Plus™)	8,821	(8,248)	(87,185)	(86,612)	11,107	(35,812)	527,145	(421)	502,019	415,407	251,488	666,895	1,148	(3,862)	52,196	49,482
Touchstone Enhanced ETF (AnnuiChoice™)	18,153	59,195	(184,822)	(107,474)	16,415	—	48,916	(1,023)	64,308	(43,166)	282,007	238,841	1,709	(109)	4,509	6,109
Touchstone Enhanced ETF (AnnuiChoice II™)	8,265	21,021	(79,361)	(50,075)	26,340	(137)	(55,022)	(93)	(28,912)	(78,987)	189,433	110,446	2,726	(29)	(5,099)	(2,402)
Touchstone Enhanced ETF (GrandmasterFlex3™)	11,952	32,377	(129,491)	(85,162)	6,763	(1,759)	(2,768)	(107)	2,129	(83,033)	261,454	178,421	772	(266)	(252)	254
Touchstone Enhanced ETF (Pinnacle Plus™)	14,257	11,756	(153,179)	(127,166)	2,711	(13,089)	(64,440)	(92)	(74,910)	(202,076)	423,407	221,331	302	(1,734)	(8,498)	(9,930)
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)	1,883	20,956	(116,446)	(93,607)	—	—	(2)	(604)	(606)	(94,213)	309,051	214,838	—	(64)	—	(64)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class (continued):
Touchstone Moderate ETF (AnnuiChoice™)	$2,195	$3,963	$(94,477)	$(88,319)	$—	$(37,880)	$(41,443)	$(617)	$(79,940)	$(168,259)	$462,694	$294,435	—	(3,633)	(4,365)	(7,998)
Touchstone Moderate ETF (AnnuiChoice II™)	2,734	(14,207)	(112,717)	(124,190)	132,582	(1,253)	(46,804)	(96)	84,429	(39,761)	468,526	428,765	12,515	(146)	(5,438)	6,931
Touchstone Moderate ETF (GrandmasterFlex3™)	1,247	(9,636)	(100,544)	(108,933)	93,110	(18,371)	(1,438)	(174)	73,127	(35,806)	421,972	386,166	10,163	(2,052)	(1,008)	7,103
Touchstone Moderate ETF (Pinnacle Plus™)	370	(41,484)	(380,871)	(421,985)	425,854	(798,303)	299,419	(2,239)	(75,269)	(497,254)	1,967,452	1,470,198	43,946	(84,277)	31,226	(9,105)
Touchstone Money Market (AnnuiChoice™)	30,583	—	—	30,583	—	(447,292)	1,682,495	(10,274)	1,224,929	1,255,512	1,260,868	2,516,380	12	(41,198)	151,584	110,398
Touchstone Money Market (AnnuiChoice II™)	4,202	—	—	4,202	137,531	(20,645)	115,146	(92)	231,940	236,142	23,867	260,009	12,971	(1,945)	11,038	22,064
Touchstone Money Market (GrandMaster flex3™)	44,002	—	—	44,002	55,159	(1,522,167)	1,409,554	(791)	(58,245)	(14,243)	3,176,995	3,162,752	5,152	(141,182)	130,808	(5,222)
Touchstone Money Market (IQ Annuity™)	97,012	—	—	97,012	1,316,208	(3,800,541)	(1,047,124)	(4,186)	(3,535,643)	(3,438,631)	8,166,338	4,727,707	122,023	(352,363)	(96,423)	(326,763)
Touchstone Money Market (Pinnacle Plus™)	58,477	—	—	58,477	3,129,200	(561,601)	(3,507,443)	(1,400)	(941,244)	(882,767)	2,988,532	2,105,765	293,152	(52,552)	(326,079)	(85,479)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	110,736	186,494	(1,769,801)	(1,472,571)	1,300	(396,645)	(219,222)	(632)	(615,199)	(2,087,770)	3,911,721	1,823,951	41	(15,154)	(8,744)	(23,857)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge™) (February 25)*	394	(85)	(5,662)	(5,353)	31,706	—	188	(71)	31,823	26,470	—	26,470	3,637	(9)	24	3,652
Fidelity VIP Asset Manager (AnnuiChoice™)	14,473	4,972	(78,227)	(58,782)	—	(4,772)	(97,247)	(441)	(102,460)	(161,242)	270,451	109,209	—	(427)	(7,929)	(8,356)
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,670	(2,811)	(19,941)	(21,082)	77,327	(9,907)	533	(165)	67,788	46,706	7,377	54,083	6,776	(993)	63	5,846
Fidelity VIP Asset Manager (GrandMaster flex3™)	6,013	(6,607)	(30,809)	(31,403)	—	(11,057)	(23,123)	(50)	(34,230)	(65,633)	111,587	45,954	—	(1,207)	(2,422)	(3,629)
Fidelity VIP Asset Manager (IQ3™)	28,574	(34,964)	(178,119)	(184,509)	14,123	(59,569)	(40,966)	(268)	(86,680)	(271,189)	534,884	263,695	1,063	(4,900)	(8,360)	(12,197)
Fidelity VIP Asset Manager (Pinnacle Plus™)	13,275	8,398	(89,388)	(67,715)	1,549	(12,851)	54,414	(102)	43,010	(24,705)	184,167	159,462	124	(1,103)	4,314	3,335
Fidelity VIP Balanced (AdvantEdge™) (February 25)*	93	(31)	(5,649)	(5,587)	16,638	—	1	—	16,639	11,052	—	11,052	1,614	—	—	1,614
Fidelity VIP Balanced (AnnuiChoice™)	3,745	(1,088)	(103,890)	(101,233)	435	(22,134)	(63,868)	(805)	(86,372)	(187,605)	335,217	147,612	41	(1,861)	(6,100)	(7,920)
Fidelity VIP Balanced (AnnuiChoice II™)	345	462	(8,329)	(7,522)	15,217	—	(1)	(21)	15,195	7,673	8,089	15,762	1,421	(2)	(1)	1,418
Fidelity VIP Balanced (GrandMaster ™)	4,620	(23,062)	(92,038)	(110,480)	8,200	(278,894)	11,884	(41)	(258,851)	(369,331)	536,658	167,327	728	(22,941)	573	(21,640)
Fidelity VIP Balanced (GrandMaster flex3™)	3,787	(7,859)	(165,851)	(169,923)	—	(27,262)	(128,165)	(202)	(155,629)	(325,552)	571,493	245,941	—	(2,492)	(11,125)	(13,617)
Fidelity VIP Balanced (IQ3™)	2,824	(12,039)	(115,709)	(124,924)	666	(70,286)	(119,087)	(239)	(188,946)	(313,870)	469,625	155,755	65	(5,959)	(12,407)	(18,301)
Fidelity VIP Balanced (Pinnacle Plus™)	4,388	(13,809)	(213,035)	(222,456)	15,893	(17,941)	9,603	(197)	7,358	(215,098)	567,549	352,451	1,263	(1,694)	(1,341)	(1,772)
Fidelity VIP Contrafund (AdvantEdge™) (February 25)*	357	(825)	(93,102)	(93,570)	258,033	—	26,277	(718)	283,592	190,022	—	190,022	26,544	(99)	3,936	30,381
Fidelity VIP Contrafund (AnnuiChoice™)	(5,023)	(243,893)	(938,717)	(1,187,633)	3,383	(140,878)	(332,933)	(5,441)	(475,869)	(1,663,502)	3,027,735	1,364,233	297	(9,588)	(23,330)	(32,621)
Fidelity VIP Contrafund (GrandMaster flex3™)	(15,426)	(161,690)	(936,576)	(1,113,692)	13,260	(219,649)	(79,423)	(1,041)	(286,853)	(1,400,545)	2,700,460	1,299,915	751	(15,274)	(6,928)	(21,451)
Fidelity VIP Contrafund (IQ3™)	(14,555)	(265,703)	(974,700)	(1,254,958)	80,226	(302,523)	43,827	(1,211)	(179,681)	(1,434,639)	2,961,306	1,526,667	7,386	(21,745)	(1,052)	(15,411)
Fidelity VIP Contrafund (Pinnacle Plus™)	(26,635)	(203,796)	(1,450,713)	(1,681,144)	47,371	(306,484)	(466,939)	(2,071)	(728,123)	(2,409,267)	4,319,299	1,910,032	3,104	(21,009)	(32,350)	(50,255)
Fidelity VIP Contrafund (AnnuiChoice II™)	(3,617)	(204,874)	(148,183)	(356,674)	177,719	(105,710)	(52,458)	(403)	19,148	(337,526)	864,593	527,067	19,683	(10,404)	(3,983)	5,296
Fidelity VIP Contrafund Standard (IQ Advisor™)	18	149	(3,208)	(3,041)	—	—	(2)	—	(2)	(3,043)	7,070	4,027	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	(377)	(6,389)	(13,240)	(20,006)	—	(2,288)	(14,059)	(146)	(16,493)	(36,499)	66,875	30,376	—	(286)	(1,974)	(2,260)
Fidelity VIP Disclipined Small Cap (IQ™)	(709)	(5,981)	(18,912)	(25,602)	—	—	(2,447)	(9)	(2,456)	(28,058)	69,340	41,282	—	(1)	(655)	(656)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	(186)	(380)	(7,232)	(7,798)	—	(628)	377	(11)	(262)	(8,060)	22,436	14,376	—	(88)	47	(41)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	(435)	(1,445)	(13,436)	(15,316)	—	(5,568)	—	(7)	(5,575)	(20,891)	48,137	27,246	—	(692)	—	(692)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	(584)	(2,776)	(15,865)	(19,225)	5,697	(492)	(2)	(24)	5,179	(14,046)	48,601	34,555	667	(69)	(84)	514
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(411)	(4,777)	(27,506)	(32,694)	—	(19,583)	(1)	(304)	(19,888)	(52,582)	93,740	41,158	—	(1,409)	—	(1,409)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	(391)	(2,068)	(17,518)	(19,977)	—	(268)	2,580	(51)	2,261	(17,716)	43,648	25,932	—	(26)	111	85
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(738)	(2,754)	(32,207)	(35,699)	—	(1,819)	(10,374)	(36)	(12,229)	(47,928)	92,131	44,203	—	(99)	(702)	(801)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	(2,287)	(3,137)	(92,699)	(98,123)	393	(6,752)	(2,131)	(302)	(8,792)	(106,915)	237,749	130,834	50	(590)	(194)	(734)
Fidelity VIP Equity-Income (AdvantEdge™) (February 25)*	105	(20)	(3,434)	(3,349)	8,319	—	—	—	8,319	4,970	—	4,970	818	—	—	818
Fidelity VIP Equity-Income (AnnuiChoice™)	5,831	(87,163)	(301,215)	(382,547)	443	(26,070)	(162,446)	(2,545)	(190,618)	(573,165)	955,845	382,680	42	(2,461)	(17,108)	(19,527)
Fidelity VIP Equity-Income (AnnuiChoice II™)	2,809	(13,396)	(65,007)	(75,594)	106,673	(47,599)	(90)	(7)	58,977	(16,617)	143,124	126,507	12,255	(4,917)	(2)	7,336
Fidelity VIP Equity-Income (GrandMaster flex3™)	904	(40,854)	(123,457)	(163,407)	40	(78,839)	(35,308)	(141)	(114,248)	(277,655)	448,527	170,872	3	(6,523)	(3,297)	(9,817)
Fidelity VIP Equity-Income (IQ3™)	3,652	(212,984)	(175,929)	(385,261)	58,113	(150,589)	(89,499)	(861)	(182,836)	(568,097)	986,525	418,428	7,085	(13,030)	(12,560)	(18,505)
Fidelity VIP Equity-Income (Pinnacle Plus™)	2,942	(200,784)	(701,010)	(898,852)	16,787	(241,517)	(263,085)	(1,293)	(489,108)	(1,387,960)	2,289,242	901,282	1,392	(23,061)	(23,635)	(45,304)
Fidelity VIP Freedom 2010 (Grandmaster™)	2,080	1,036	(25,353)	(22,237)	—	(8,459)	18,705	(60)	10,186	(12,051)	87,361	75,310	—	(933)	2,365	1,432
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	1,594	429	(18,923)	(16,900)	—	—	37,515	—	37,515	20,615	35,876	56,491	—	—	3,993	3,993
Fidelity VIP Freedom 2010 (IQ3™)	10,964	(1,740)	(99,666)	(90,442)	35,821	(70,323)	462,880	(94)	428,284	337,842	25,896	363,738	3,645	(7,591)	49,643	45,697
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	279	325	(4,304)	(3,700)	—	(500)	849	—	349	(3,351)	12,867	9,516	—	(50)	87	37
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	118	(956)	(1,349)	(2,187)	—	—	5,253	—	5,253	3,066	1,549	4,615	—	—	479	479

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (IQ3™)	$19,315	$(20,766)	$(199,979)	$(201,430)	$26,425	$(44,451)	$510,170	$(153)	$491,991	$290,561	$326,040	$616,601	2,675	(5,205)	54,738	52,208
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	4,527	7,566	(71,283)	(59,190)	10,067	(20,950)	259,204	(51)	248,270	189,080	—	189,080	1,094	(2,297)	27,074	25,871
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	636	1,197	(13,112)	(11,279)	—	—	1	(15)	(14)	(11,293)	33,589	22,296	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	260	385	(7,290)	(6,645)	—	(601)	1	—	(600)	(7,245)	19,734	12,489	—	(81)	—	(81)
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	47	114	(1,240)	(1,079)	—	—	889	(4)	885	(194)	2,014	1,820	—	(1)	96	95
Fidelity VIP Growth & Income (AnnuiChoice™)	3,393	13,963	(103,842)	(86,486)	—	(6,787)	(1,990)	(651)	(9,428)	(95,914)	209,442	113,528	—	(639)	(215)	(854)
Fidelity VIP Growth & Income (AnnuiChoice II™)	379	1,352	(18,310)	(16,579)	39,793	—	2	(7)	39,788	23,209	4,297	27,506	3,669	(1)	—	3,668
Fidelity VIP Growth & Income (GrandMaster flex3™)	2,340	3,611	(88,850)	(82,899)	—	(36,036)	(27,320)	(54)	(63,410)	(146,309)	228,655	82,346	—	(3,094)	(2,526)	(5,620)
Fidelity VIP Growth & Income (IQ3™)	1,483	7,694	(57,904)	(48,727)	—	(8,628)	(3,732)	(143)	(12,503)	(61,230)	121,998	60,768	—	(898)	(396)	(1,294)
Fidelity VIP Growth & Income (Pinnacle Plus™)	1,845	(7,524)	(94,355)	(100,034)	9,121	(32,517)	(144,210)	(144)	(167,750)	(267,784)	350,737	82,953	674	(3,988)	(11,215)	(14,529)
Fidelity VIP Growth (AdvantEdge™) (February 25)*	(84)	(60)	(12,678)	(12,822)	28,921	—	—	—	28,921	16,099	—	16,099	2,799	—	—	2,799
Fidelity VIP Growth (AnnuiChoice™)	(1,212)	2,955	(123,787)	(122,044)	222	(42,966)	(32,359)	(852)	(75,955)	(197,999)	309,588	111,589	24	(4,073)	(3,434)	(7,483)
Fidelity VIP Growth (AnnuiChoice II™)	(87)	(5,264)	(53,936)	(59,287)	108,692	(18,698)	6,501	(197)	96,298	37,011	64,086	101,097	10,758	(1,819)	909	9,848
Fidelity VIP Growth (GrandMaster™)	(3,463)	(58,781)	(229,551)	(291,795)	37,233	(29,071)	(170,069)	(87)	(161,994)	(453,789)	737,084	283,295	3,678	(3,223)	(16,855)	(16,400)
Fidelity VIP Growth (GrandMaster flex3™)	(2,208)	10	(123,229)	(125,427)	—	(8,935)	(35,812)	(61)	(44,808)	(170,235)	290,577	120,342	—	(832)	(3,099)	(3,931)
Fidelity VIP Growth (IQ3™)	(3,773)	2,120	(188,320)	(189,973)	14,069	(59,343)	(109,334)	(250)	(154,858)	(344,831)	500,924	156,093	1,600	(8,092)	(13,926)	(20,418)
Fidelity VIP Growth (Pinnacle Plus™)	(3,447)	7,673	(213,301)	(209,075)	9,996	(95,146)	(109,758)	(284)	(195,192)	(404,267)	591,527	187,260	708	(7,393)	(8,522)	(15,207)
Fidelity VIP Growth Opportunities (AdvantEdge™) (February 25)*	(47)	(57)	(6,044)	(6,148)	14,206	—	2,213	(42)	16,377	10,229	—	10,229	1,592	(7)	416	2,001
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(260)	243	(21,531)	(21,548)	—	(3,417)	1	(136)	(3,552)	(25,100)	41,295	16,195	—	(337)	—	(337)
Fidelity VIP Growth Opportunities (AnnuiChoice II™)	(6)	(4)	(961)	(971)	1,838	—	1	—	1,839	868	—	868	143	—	—	143
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(1,332)	(14,040)	(52,801)	(68,173)	—	(6,274)	(15,488)	(81)	(21,843)	(90,016)	128,788	38,772	—	(524)	(2,105)	(2,629)
Fidelity VIP Growth Opportunities (IQ3™)	(1,563)	(23,875)	(61,423)	(86,861)	1,725	(12,935)	(22,842)	(61)	(34,113)	(120,974)	165,573	44,599	178	(1,287)	(3,942)	(5,051)
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	(1,347)	(22,878)	(60,651)	(84,876)	4,204	(1,139)	(138,989)	(112)	(136,036)	(220,912)	266,506	45,594	288	(121)	(10,736)	(10,569)
Fidelity VIP High Income (AnnuiChoice™)	37,240	(20,492)	(93,409)	(76,661)	—	(35,670)	140,930	(851)	104,409	27,748	333,290	361,038	—	(2,704)	12,917	10,213
Fidelity VIP High Income (AnnuiChoice II™)	3,429	(90)	(14,608)	(11,269)	33,702	—	—	(15)	33,687	22,418	12,238	34,656	3,253	(1)	(1)	3,251
Fidelity VIP High Income (GrandMaster flex3™)	12,841	(31,561)	(18,178)	(36,898)	—	(47,218)	672,640	(16)	625,406	588,508	541,186	1,129,694	—	(3,495)	75,684	72,189
Fidelity VIP High Income (IQ3™)	53,515	(43,748)	(146,936)	(137,169)	12,400	(90,084)	2,048,068	(410)	1,969,974	1,832,805	1,014,689	2,847,494	1,028	(7,648)	238,413	231,793
Fidelity VIP High Income (Pinnacle Plus™)	14,525	(47,713)	(54,875)	(88,063)	8,650	(116,757)	77,465	(139)	(30,781)	(118,844)	285,298	166,454	686	(11,207)	5,872	(4,649)
Fidelity VIP II Index 500 (AdvantEdge™)	460	(102)	(15,122)	(14,764)	42,753	—	1,827	(66)	44,514	29,750	—	29,750	4,186	(8)	257	4,435
Fidelity VIP II Index 500 (AnnuiChoice™)	2,231	(109,893)	(368,738)	(476,400)	187	(75,283)	(521,221)	(4,804)	(601,121)	(1,077,521)	1,569,492	491,971	47	(8,059)	(54,682)	(62,694)
Fidelity VIP II Index 500 (AnnuiChoice II™)	1,433	(5,303)	(33,095)	(36,965)	60,023	(26,404)	—	(119)	33,500	(3,465)	92,528	89,063	8,354	(3,197)	—	5,157
Fidelity VIP II Index 500 (Grandmaster™)	8,681	(144,698)	(837,941)	(973,958)	34,751	(379,937)	(45,001)	(1,013)	(391,200)	(1,365,158)	2,788,434	1,423,276	4,046	(44,433)	(9,621)	(50,008)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	1,825	(35,280)	(324,442)	(357,897)	—	(62,863)	(37,170)	(706)	(100,739)	(458,636)	980,458	521,822	—	(8,179)	(5,747)	(13,926)
Fidelity VIP Index 500 (IQ3™)	2,366	(18,472)	(299,315)	(315,421)	402	(58,760)	(57,193)	(632)	(116,183)	(431,604)	887,888	456,284	69	(6,056)	(7,669)	(13,656)
Fidelity VIP Index 500 (Pinnacle Plus™)	2,829	(80,525)	(713,644)	(791,340)	30,892	(121,430)	(250,341)	(722)	(341,601)	(1,132,941)	2,300,420	1,167,479	2,442	(9,747)	(21,079)	(28,384)
Fidelity VIP Investment Grade Bond (AdvantEdge™) (February 25)*	(221)	(128)	(691)	(1,040)	18,135	—	(2,573)	(178)	15,384	14,344	—	14,344	1,793	(18)	(267)	1,508
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	26,128	(19,726)	(46,254)	(39,852)	130	(24,423)	554,847	(3,461)	527,093	487,241	881,484	1,368,725	13	(2,239)	45,142	42,916
Fidelity VIP Investment Grade Bond (GrandMaster ™)	27,478	(36,347)	(15,677)	(24,546)	9,350	(11,113)	(21,101)	(167)	(23,031)	(47,577)	347,894	300,317	936	(1,140)	(3,004)	(3,208)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	4,675	(16,476)	(42,004)	(53,805)	14,978	(50,612)	697,768	(405)	661,729	607,924	419,023	1,026,947	1,391	(4,890)	64,358	60,859
Fidelity VIP Investment Grade Bond (IQ3™)	25,756	(8,038)	(52,251)	(34,533)	47,197	(205,509)	(251,374)	(1,025)	(410,711)	(445,244)	1,070,819	625,575	3,767	(16,354)	(20,003)	(32,590)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	9,701	(6,812)	(25,565)	(22,676)	1,125	(32,370)	(26,201)	(453)	(57,899)	(80,575)	452,888	372,313	103	(3,117)	(2,619)	(5,633)
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	8,911	(8,185)	(5,813)	(5,087)	50,304	(213,326)	(2,230)	(46)	(165,298)	(170,385)	277,895	107,510	5,024	(20,606)	(232)	(15,814)
Fidelity VIP Mid Cap (AnnuiChoice™)	32,191	64,483	(463,303)	(366,629)	657	(40,846)	(149,486)	(2,452)	(192,127)	(558,756)	1,047,763	489,007	33	(2,499)	(7,456)	(9,922)
Fidelity VIP Mid Cap (GrandMaster flex3™)	49,887	(129,573)	(622,170)	(701,856)	5,420	(198,182)	(303,128)	(576)	(496,466)	(1,198,322)	1,924,140	725,818	269	(10,482)	(22,121)	(32,334)
Fidelity VIP Mid Cap (IQ Annuity™)	50,841	152,254	(860,921)	(657,826)	1,070	(212,370)	(81,816)	(634)	(293,750)	(951,576)	1,833,988	882,412	76	(11,135)	(5,021)	(16,080)
Fidelity VIP Mid Cap (Pinnacle Plus™)	63,133	15,151	(982,475)	(904,191)	26,814	(88,657)	(452,631)	(2,002)	(516,476)	(1,420,667)	2,499,758	1,079,091	1,425	(5,524)	(27,284)	(31,383)
Fidelity VIP Mid Cap (AnnuiChoice II™)	1,201	3,434	(42,483)	(37,848)	57,178	(9,247)	(8,178)	(24)	39,729	1,881	65,112	66,993	5,517	(857)	(721)	3,939
Fidelity VIP Mid Cap (Grandmaster™)	32,350	(164,597)	(264,652)	(396,899)	11,715	(241,266)	37,082	(361)	(192,830)	(589,729)	1,282,051	692,322	819	(16,039)	8,552	(6,668)
Fidelity VIP Overseas (AdvantEdge™) (February 25)*	1,062	(2,414)	(19,197)	(20,549)	56,226	—	3,885	(113)	59,998	39,449	—	39,449	5,862	(17)	680	6,525
Fidelity VIP Overseas (AnnuiChoice™)	25,506	(12,824)	(361,441)	(348,759)	1,057	(26,094)	(69,287)	(1,974)	(96,298)	(445,057)	862,483	417,426	67	(1,713)	(4,151)	(5,797)
Fidelity VIP Overseas (GrandMaster™)	51,352	(185,193)	(437,438)	(571,279)	18,645	(313,486)	(1,228,275)	(568)	(1,523,684)	(2,094,963)	2,607,404	512,441	2,284	(33,797)	(127,420)	(158,933)
Fidelity VIP Overseas (GrandMaster flex3™)	18,229	(82,955)	(266,597)	(331,323)	—	(34,991)	(120,572)	(240)	(155,803)	(487,126)	814,108	326,982	—	(2,609)	(10,210)	(12,819)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ3™)	$24,660	$(41,965)	$(393,279)	$(410,584)	$65,289	$(71,983)	$(7,568)	$(342)	$(14,604)	$(425,188)	$910,193	$485,005	7,155	(5,966)	(3,341)	(2,152)
Fidelity VIP Overseas (Pinnacle Plus™)	27,699	(110,367)	(538,974)	(621,642)	22,948	(158,437)	273,763	(921)	137,353	(484,289)	1,186,818	702,529	1,396	(9,469)	12,215	4,142
Fidelity VIP Overseas (AnnuiChoice II™)	4,827	6,924	(74,559)	(62,808)	68,046	(2,296)	27,931	(138)	93,543	30,735	76,198	106,933	6,927	(365)	2,687	9,249
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	19,009	(38,717)	(574)	(20,282)	—	—	(190,955)	(329)	(191,284)	(211,566)	241,376	29,810	—	(18)	(11,349)	(11,367)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	3,433	(43)	(11,257)	(7,867)	—	(10,301)	(3,646)	(25)	(13,972)	(21,839)	57,881	36,042	—	(574)	(238)	(812)
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,101	(4,996)	(2,692)	(4,587)	—	(803)	(22,783)	(34)	(23,620)	(28,207)	42,258	14,051	—	(49)	(1,390)	(1,439)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	16,066	(123,639)	34,505	(73,068)	—	(7,580)	(110,536)	(453)	(118,569)	(191,637)	235,520	43,883	—	(387)	(7,123)	(7,510)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	19,955	(12,467)	(99,804)	(92,316)	—	(108,846)	(64,289)	(120)	(173,255)	(265,571)	403,426	137,855	—	(4,815)	(3,618)	(8,433)
Van Kampen UIF U.S. Real Estate (IQ3™)	10,101	(9,443)	(40,159)	(39,501)	—	(49,798)	(14,644)	(135)	(64,577)	(104,078)	165,366	61,288	—	(2,388)	(688)	(3,076)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	690	(17,336)	7,495	(9,151)	—	—	(50,118)	(17)	(50,135)	(59,286)	64,920	5,634	—	(2)	(5,990)	(5,992)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	8,184	(11,697)	(193,743)	(197,256)	68,342	(57,530)	(47,875)	(299)	(37,362)	(234,618)	529,230	294,612	4,880	(2,955)	(3,196)	(1,271)
Franklin Growth and Income Securities (AdvantEdge™) (February 25)*	551	1,748	(10,593)	(8,294)	29,182	—	2,001	(256)	30,927	22,633	—	22,633	3,144	(31)	271	3,384
Franklin Growth and Income Securities (AnnuiChoice™)	18,833	(38,862)	(253,010)	(273,039)	182	(45,272)	(69,764)	(2,115)	(116,969)	(390,008)	827,548	437,540	15	(3,863)	(6,063)	(9,911)
Franklin Growth and Income Securities (AnnuiChoice II™)	753	(3,468)	(11,273)	(13,988)	17,105	(5,344)	(9,575)	(19)	2,167	(11,821)	37,833	26,012	1,916	(641)	(1,010)	265
Franklin Growth and Income Securities (GrandMaster flex3™)	10,588	(39,896)	(143,316)	(172,624)	5,470	(83,911)	(22,706)	(255)	(101,402)	(274,026)	538,444	264,418	395	(6,689)	(2,377)	(8,671)
Franklin Growth and Income Securities (Grandmaster™)	30,141	(341,471)	(204,750)	(516,080)	—	(238,120)	(140,731)	(211)	(379,062)	(895,142)	1,644,662	749,520	—	(18,134)	(14,538)	(32,672)
Franklin Growth and Income Securities (IQ Annuity™)	28,504	(65,498)	(476,388)	(513,382)	3,612	(151,267)	(145,592)	(1,087)	(294,334)	(807,716)	1,621,941	814,225	351	(11,366)	(13,136)	(24,151)
Franklin Growth and Income Securities (Pinnacle Plus™)	30,430	(198,750)	(442,624)	(610,944)	7,969	(149,081)	(412,382)	(861)	(554,355)	(1,165,299)	2,002,494	837,195	749	(14,422)	(36,817)	(50,490)
Franklin Income Securities (AdvantEdge™) (February 25)*	1,051	190	(9,554)	(8,313)	31,963	—	3,537	(105)	35,395	27,082	—	27,082	3,239	(13)	531	3,757
Franklin Income Securities (AnnuiChoice™)	28,092	947	(205,327)	(176,288)	—	(20,650)	(21,300)	(1,204)	(43,154)	(219,442)	595,350	375,908	—	(1,387)	(1,830)	(3,217)
Franklin Income Securities (AnnuiChoice II™)	10,546	(23,662)	(49,999)	(63,115)	98,821	(46,818)	8,943	(81)	60,865	(2,250)	132,585	130,335	9,794	(5,019)	251	5,026
Franklin Income Securities (GrandMaster flex3™)	127,598	(40,465)	(1,064,287)	(977,154)	13,707	(353,642)	18,748	(1,934)	(323,121)	(1,300,275)	3,320,917	2,020,642	842	(25,381)	539	(24,000)
Franklin Income Securities (Grandmaster™)	137,070	(160,340)	(910,113)	(933,383)	1,363	(511,130)	(94,851)	(691)	(605,309)	(1,538,692)	3,455,353	1,916,661	86	(35,653)	(5,299)	(40,866)
Franklin Income Securities (IQ Annuity™)	89,851	(69,394)	(629,872)	(609,415)	43,364	(292,797)	(260,953)	(1,407)	(511,793)	(1,121,208)	2,193,919	1,072,711	2,665	(19,088)	(21,879)	(38,302)
Franklin Income Securities (Pinnacle Plus™)	111,300	(51,625)	(897,259)	(837,584)	19,626	(260,783)	(107,441)	(1,544)	(350,142)	(1,187,726)	2,742,662	1,554,936	1,530	(21,547)	(13,298)	(33,315)
Franklin Large Cap Growth Securities (AdvantEdge™) (February 25)*	(2)	—	365	363	10,000	—	—	—	10,000	10,363	—	10,363	1,492	—	—	1,492
Franklin Large Cap Growth Securities (AnnuiChoice™)	1,037	2,382	(22,844)	(19,425)	—	(663)	(6,031)	(101)	(6,795)	(26,220)	61,023	34,803	—	(62)	(433)	(495)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	4,616	(5,250)	(74,508)	(75,142)	6,774	(71,356)	(61,767)	(67)	(126,416)	(201,558)	289,609	88,051	502	(5,853)	(5,266)	(10,617)
Franklin Large Cap Growth Securities (Grandmaster™)	2,475	(10,940)	(46,470)	(54,935)	72	(28,324)	(141,987)	(60)	(170,299)	(225,234)	276,939	51,705	6	(2,547)	(10,984)	(13,525)
Franklin Large Cap Growth Securities (IQ Annuity™)	6,317	11,520	(143,153)	(125,316)	7,082	(29,447)	(75,516)	(141)	(98,022)	(223,338)	425,760	202,422	697	(2,495)	(5,936)	(7,734)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	6,125	(31,621)	(123,045)	(148,541)	1,708	(65,121)	(68,116)	(292)	(131,821)	(280,362)	458,288	177,926	156	(5,574)	(8,490)	(13,908)
Franklin Large Cap Growth Securities (AnnuiChoice II™)	1,764	1,785	(34,944)	(31,395)	14,642	(856)	(13,609)	(53)	124	(31,271)	99,473	68,202	1,946	(125)	(1,301)	520
Franklin Mutual Shares Securities (AdvantEdge™) (February 25)*	3,686	959	(44,286)	(39,641)	142,465	—	8,430	(586)	150,309	110,668	—	110,668	15,475	(76)	1,268	16,667
Franklin Mutual Shares Securities (AnnuiChoice™)	27,783	(97,786)	(329,546)	(399,549)	—	(36,943)	(235,428)	(2,140)	(274,511)	(674,060)	1,141,622	467,562	—	(2,842)	(19,012)	(21,854)
Franklin Mutual Shares Securities (AnnuiChoice II™)	3,719	(20,014)	(51,289)	(67,584)	16,296	(21,260)	(97,794)	(179)	(102,937)	(170,521)	257,086	86,565	1,560	(2,354)	(9,872)	(10,666)
Franklin Mutual Shares Securities (GrandMaster flex3™)	42,102	32,621	(883,128)	(808,405)	13,404	(35,909)	(101,469)	(983)	(124,957)	(933,362)	2,145,754	1,212,392	821	(2,560)	(9,048)	(10,787)
Franklin Mutual Shares Securities (IQ Annuity™)	10,745	(65,037)	(207,179)	(261,471)	35,467	(86,140)	(325,703)	(517)	(376,893)	(638,364)	904,482	266,118	2,257	(6,005)	(23,440)	(27,188)
Franklin Mutual Shares Securities (Pinnacle Plus™)	32,757	34,136	(776,106)	(709,213)	12,862	(69,148)	(245,916)	(699)	(302,901)	(1,012,114)	2,030,841	1,018,727	999	(5,555)	(19,557)	(24,113)
Franklin Mutual Shares Securities Standard (IQ Advisor™)	372	380	(5,811)	(5,059)	—	—	—	—	—	(5,059)	13,496	8,437	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	62,498	(171,088)	(966,595)	(1,075,185)	16,231	(425,100)	(32,451)	(915)	(442,235)	(1,517,420)	3,165,924	1,648,504	1,097	(28,763)	(1,300)	(28,966)
Franklin Small Cap Value Securities (AnnuiChoice™)	556	5,109	(40,665)	(35,000)	—	(842)	105,374	(417)	104,115	69,115	965	70,080	—	(196)	11,957	11,761
Franklin Small Cap Value Securities (Grandmaster™)	5,011	30,316	(393,705)	(358,378)	9,351	(94,509)	1,191,315	(342)	1,105,815	747,437	—	747,437	1,180	(11,269)	137,439	127,350
Franklin Small Cap Value Securities (GrandmasterFlex3™)	(67)	3,399	(24,830)	(21,498)	—	—	10,576	(16)	10,560	(10,938)	54,799	43,861	—	(2)	1,323	1,321
Franklin Small Cap Value Securities (IQ3 ™)	28	(537)	476	(33)	5,141	—	(8,510)	(6)	(3,375)	(3,408)	10,351	6,943	979	(1)	(959)	19
Franklin Small Cap Value Securities (Pinnacle Plus ™)	865	16,404	(219,173)	(201,904)	10,619	(32,032)	574,114	(143)	552,558	350,654	14,436	365,090	1,276	(4,673)	64,315	60,918
Templeton Foriegn Securities Fund (AdvantEdge™)	(189)	(1,569)	(7,834)	(9,592)	38,204	—	4,112	(104)	42,212	32,620	—	32,620	4,349	(15)	690	5,024
Templeton Foriegn Securities Fund (GrandMaster flex3™)	10,359	49,588	(356,616)	(296,669)	4,649	(21,360)	(47,170)	(190)	(64,071)	(360,740)	749,177	388,437	234	(1,370)	(2,877)	(4,013)
Templeton Foriegn Securities Fund (Grandmaster™)	5,307	(34,772)	(96,876)	(126,341)	84	(11,364)	11,003	(53)	(330)	(126,671)	292,190	165,519	5	(630)	136	(489)
Templeton Foriegn Securities Fund (Pinnacle Plus™)	11,450	71,942	(463,184)	(379,792)	9,495	(18,164)	(153,139)	(608)	(162,416)	(542,208)	1,032,202	489,994	613	(1,179)	(9,191)	(9,757)
Templeton Foreign Securities Fund (AnnuiChoice™)	2,315	8,418	(78,157)	(67,424)	—	(3,427)	68,941	(341)	65,173	(2,251)	134,199	131,948	—	(205)	4,197	3,992

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice II™)	$652	$(2,253)	$(11,787)	$(13,388)	$11,307	$—	$3,653	$(11)	$14,949	$1,561	$20,790	$22,351	1,084	(1)	286	1,369
Templeton Growth Securities (AdvantEdge™) (February 25)*	334	1,965	(15,445)	(13,146)	35,241	—	4,912	(224)	39,929	26,783	—	26,783	3,547	(29)	724	4,242
Templeton Growth Securities (AnnuiChoice™)	1,042	(5,274)	(46,618)	(50,850)	—	(1,604)	(11,597)	(253)	(13,454)	(64,304)	119,020	54,716	—	(136)	(1,085)	(1,221)
Templeton Growth Securities (AnnuiChoice II™)	277	1,574	(17,833)	(15,982)	4,300	(842)	(1)	(32)	3,425	(12,557)	38,971	26,414	762	(102)	1	661
Templeton Growth Securities (GrandMaster flex3™)	6,773	29,318	(698,100)	(662,009)	13,404	(44,420)	(62,506)	(751)	(94,273)	(756,282)	1,559,555	803,273	775	(3,615)	(4,999)	(7,839)
Templeton Growth Securities (Grandmaster™)	2,847	(122,117)	(85,408)	(204,678)	3,843	(16,851)	48,851	(68)	35,775	(168,903)	415,071	246,168	236	(1,522)	2,229	943
Templeton Growth Securities (IQ Annuity™)	560	(200,362)	(250,066)	(449,868)	37,884	(303,791)	496,799	(956)	229,936	(219,932)	885,216	665,284	2,490	(27,209)	40,081	15,362
Templeton Growth Securities (Pinnacle Plus™)	2,833	2,764	(391,711)	(386,114)	3,849	(50,961)	(209,596)	(312)	(257,020)	(643,134)	1,055,964	412,830	295	(4,388)	(15,212)	(19,305)
Templeton Growth Securities Standard (IQ Advisor™)	81	364	(3,380)	(2,935)	—	—	—	—	—	(2,935)	6,877	3,942	—	—	—	—
Van Kampen LIT Comstock (AnnuiChoice™)	1,714	(24,052)	(18,476)	(40,814)	—	(82)	18,498	(69)	18,347	(22,467)	110,966	88,499	—	(12)	1,725	1,713
Van Kampen LIT Comstock (GrandMaster flex3™)	2,870	(44,374)	(51,302)	(92,806)	3,976	(27,992)	16,276	(64)	(7,804)	(100,610)	276,071	175,461	276	(2,031)	1,852	97
Van Kampen LIT Comstock (Grandmaster™)	1,169	3,324	(42,695)	(38,202)	146	(2,870)	(6,755)	(67)	(9,546)	(47,748)	112,279	64,531	11	(214)	(437)	(640)
Van Kampen LIT Comstock (IQ Annuity™)	1,426	(107)	(32,989)	(31,670)	—	(10,174)	(49,600)	(53)	(59,827)	(91,497)	138,370	46,873	—	(687)	(3,296)	(3,983)
Van Kampen LIT Comstock (Pinnacle Plus™)	2,971	(23,682)	(66,838)	(87,549)	699	(51,149)	(9,350)	(191)	(59,991)	(147,540)	313,874	166,334	67	(3,830)	318	(3,445)
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	(124)	(14)	(5,494)	(5,632)	—	—	2	(5)	(3)	(5,635)	11,286	5,651	—	—	(1)	(1)
Van Kampen LIT Strategic Growth (Grandmaster™)	(3)	—	(208)	(211)	—	—	(1)	(2)	(3)	(214)	426	212	—	—	—	—
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	(1,891)	(19,172)	(73,238)	(94,301)	4,202	(812)	(144,053)	(80)	(140,743)	(235,044)	309,772	74,728	321	(73)	(12,028)	(11,780)
Van Kampen UIF Emerging Markets Debt (AdvantEdge™) (February 25)*	1,284	290	(4,274)	(2,700)	26,638	—	1	—	26,639	23,939	—	23,939	2,851	—	—	2,851
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	5,735	(8,291)	(4,837)	(7,393)	—	—	15,906	(90)	15,816	8,423	10,017	18,440	—	(10)	1,176	1,166
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	801	180	(2,631)	(1,650)	10,000	—	(1)	—	9,999	8,349	—	8,349	975	—	—	975
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	1,711	(16)	(5,176)	(3,481)	—	(1,857)	(38)	(3)	(1,898)	(5,379)	23,295	17,916	—	(110)	(3)	(113)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	9,979	804	(29,946)	(19,163)	—	(8,226)	(76,407)	(18)	(84,651)	(103,814)	199,253	95,439	—	(825)	(7,563)	(8,388)
Van Kampen UIF Emerging Markets Debt (IQ3™)	13,956	(6,600)	(38,200)	(30,844)	11,915	(28,081)	(57,568)	(190)	(73,924)	(104,768)	229,875	125,107	706	(1,697)	(3,734)	(4,725)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	22,150	(12,784)	(60,893)	(51,527)	3,123	(7,373)	(52,039)	(525)	(56,814)	(108,341)	326,455	218,114	210	(606)	(4,007)	(4,403)
Van Kampen UIF Emerging Markets Equity (AdvantEdge™) (February 25)*	1,292	4,131	(33,654)	(28,231)	66,041	—	9,732	(130)	75,643	47,412	—	47,412	8,268	(24)	1,934	10,178
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	37,977	(282,236)	(119,265)	(363,524)	259	(6,784)	(413,658)	(657)	(420,840)	(784,364)	965,645	181,281	7	(219)	(12,123)	(12,335)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	62,361	(112,545)	(718,559)	(768,743)	3,009	(50,066)	(114,261)	(462)	(161,780)	(930,523)	1,432,726	502,203	17	(1,657)	(4,286)	(5,926)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	79,241	67,481	(942,485)	(795,763)	12,952	(67,873)	661,008	(560)	605,527	(190,236)	760,421	570,185	419	(2,047)	14,958	13,330
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	17,192	30,431	(292,128)	(244,505)	38,235	(96,211)	98,299	(252)	40,071	(204,434)	438,811	234,377	1,753	(2,463)	3,293	2,583
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	55,069	13,125	(770,359)	(702,165)	9,169	(21,813)	(106,832)	(967)	(120,443)	(822,608)	1,307,708	485,100	312	(900)	(3,890)	(4,478)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	12,302	(55,886)	(79,558)	(123,142)	6,250	—	(175,928)	(101)	(169,779)	(292,921)	328,688	35,767	442	(9)	(15,155)	(14,722)
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge™) (February 25)*	(2)	—	451	449	10,000	—	—	—	10,000	10,449	—	10,449	1,716	—	—	1,716
Van Kampen UIF U.S. Mid Cap Value (Grandmaster™) (May 1)*	2,767	(1,851)	(737)	179	—	—	5,024	—	5,024	5,203	—	5,203	—	—	853	853
Van Kampen UIF U.S. Mid Cap Value (Grandmaster flex3™) (May 1)*	(15)	(1)	127	111	—	—	9,999	—	9,999	10,110	—	10,110	—	—	1,660	1,660
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus™) (May 1)*	5,711	(13,724)	(56,692)	(64,705)	—	(12,617)	174,492	(2)	161,873	97,168	—	97,168	9	(1,952)	17,909	15,966
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)	3,087	(429)	(14,140)	(11,482)	1,584	(344)	126,542	(264)	127,518	116,036	5,558	121,594	231	(113)	24,846	24,964
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)	3,617	(2,142)	(23,961)	(22,486)	13,196	(144)	(29,793)	(17)	(16,758)	(39,244)	70,088	30,844	1,669	(23)	(4,202)	(2,556)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	44,614	113,331	(424,102)	(266,157)	7,287	(29,106)	293,178	(214)	271,145	4,988	338,947	343,935	339	(1,383)	10,801	9,757
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	6,319	11,652	(54,322)	(36,351)	—	(3,059)	5,714	(49)	2,606	(33,745)	93,133	59,388	—	(509)	1,062	553
Van Kampen UIF U.S. Real Estate (IQ3 ™)	5,509	(14,162)	(30,544)	(39,197)	32,107	(20,916)	11,131	(41)	22,281	(16,916)	115,694	98,778	2,023	(910)	907	2,020
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	67,078	174,818	(707,031)	(465,135)	9,969	(102,433)	357,835	(1,153)	264,218	(200,917)	856,409	655,492	682	(5,857)	16,462	11,287
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	1,850	(6,587)	(41,487)	(46,224)	—	(1,287)	8,508	(607)	6,614	(39,610)	137,857	98,247	—	(144)	1,029	885
DWS Small Cap Index VIP (AnnuiChoice II™)	111	757	(8,140)	(7,272)	9,976	(61)	942	(22)	10,835	3,563	11,761	15,324	993	(12)	143	1,124
DWS Small Cap Index VIP (GrandMaster flex3™)	1,717	(36,904)	(25,727)	(60,914)	—	(28,451)	13,380	(77)	(15,148)	(76,062)	191,441	115,379	—	(2,271)	1,441	(830)
DWS Small Cap Index VIP (Grandmaster™)	151	(3,002)	(4,841)	(7,692)	—	(11,967)	18,974	(23)	6,984	(708)	17,028	16,320	—	(929)	1,546	617
DWS Small Cap Index VIP (IQ3™)	1,004	(348)	(37,833)	(37,177)	—	(5,030)	1,954	(73)	(3,149)	(40,326)	102,620	62,294	—	(364)	(76)	(440)
DWS Small Cap Index VIP (Pinnacle Plus™)	3,909	10,002	(181,514)	(167,603)	1,130	(43,061)	(43,855)	(303)	(86,089)	(253,692)	534,391	280,699	81	(3,833)	(2,835)	(6,587)
Non-Affiliated Advisor Class:
Pimco VIT All Asset (AnnuiChoice™) (May 1)*	2,767	(1,356)	(14,935)	(13,524)	—	(234)	66,914	—	66,680	53,156	—	53,156	—	(26)	6,469	6,443
Pimco VIT All Asset (AnnuiChoice II™) (February 25)*	6,720	228	(37,436)	(30,488)	32,237	—	134,072	—	166,309	135,821	—	135,821	3,228	—	13,113	16,341
Pimco VIT All Asset (IQ Annuity™) (May 1)*	1,057	(15)	(5,951)	(4,909)	5,172	—	25,585	(6)	30,751	25,842	—	25,842	532	(1)	2,611	3,142

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus™) (May 1)*	$7,524	$(6,276)	$(42,650)	$(41,402)	$—	$(20,368)	$235,913	$(3)	$215,542	$174,140	$—	$174,140	—	(2,543)	23,748	21,205
Pimco VIT Commodity Real Return Strategy (AdvantEdge™) (Feburary 25)*	2,291	(296)	(46,019)	(44,024)	79,848	—	8,873	(134)	88,587	44,563	—	44,563	7,783	(22)	1,547	9,308
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™) (May 1)*	509	(6,071)	(10,935)	(16,497)	—	(409)	26,845	(19)	26,417	9,920	—	9,920	—	(92)	2,170	2,078
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™) (February 25)*	1,112	(139)	(15,810)	(14,837)	20,673	(53)	16,479	(82)	37,017	22,180	—	22,180	2,145	(24)	2,494	4,615
Pimco VIT Commodity Real Return Strategy (Grandmaster™) (May 1)*	2,114	(2,592)	(39,793)	(40,271)	—	(376)	82,846	—	82,470	42,199	—	42,199	—	(50)	8,910	8,860
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™) (May 1)*	490	(2,472)	(10,433)	(12,415)	—	(2,063)	24,488	—	22,425	10,010	—	10,010	—	(390)	2,495	2,105
Pimco VIT Commodity Real Return Strategy (IQ Annuity™) (May 1)*	3,641	(24,552)	(27,283)	(48,194)	44,448	(1,186)	89,341	(24)	132,579	84,385	—	84,385	7,628	(138)	10,240	17,730
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™) (May 1)*	5,529	(37,473)	(108,643)	(140,587)	1	(1,330)	223,812	(35)	222,448	81,861	—	81,861	—	(227)	17,452	17,225
Pimco VIT Low Duration (IQ Annuity™) (May 1)*	116	122	(206)	32	14,568	(31)	376	—	14,913	14,945	—	14,945	1,545	(3)	—	1,542
Pimco VIT Low Duration (Pinnacle Plus™) (May 1)*	1,161	939	(1,468)	632	—	(376)	92,157	(126)	91,655	92,287	—	92,287	—	(53)	9,589	9,536
Pimco VIT Real Return (AdvantEdge™) (February 25)*	106	(111)	(1,017)	(1,022)	10,197	—	(1,240)	(40)	8,917	7,895	—	7,895	1,026	(4)	(134)	888
Pimco VIT Real Return (IQ Annuity™) (May 1)*	270	(115)	(2,979)	(2,824)	5,172	—	45,084	(8)	50,248	47,424	—	47,424	512	(1)	4,808	5,319
Pimco VIT Real Return (Grandmaster™) (May 1)*	195	(1,414)	(619)	(1,838)	—	(981)	18,492	—	17,511	15,673	—	15,673	—	(99)	1,856	1,757
Pimco VIT Real Return (Pinnacle Plus™) (May 1)*	809	(9,730)	(3,312)	(12,233)	—	(517)	45,998	—	45,481	33,248	—	33,248	—	(56)	3,790	3,734
Pimco VIT Total Return (AdvantEdge™) (February 25)*	8,903	(892)	(5,254)	2,757	436,659	—	(82,224)	(1,538)	352,897	355,654	—	355,654	43,589	(154)	(8,328)	35,107
Pimco VIT Total Return (AnnuiChoice™) (May 1)*	5,644	1,265	(6,558)	351	—	(548)	200,341	(23)	199,770	200,121	—	200,121	—	(58)	19,999	19,941
Pimco VIT Total Return (AnnuiChoice II™) (May 1)*	12,975	1,898	(14,811)	62	112,000	(178)	328,050	(399)	439,473	439,535	—	439,535	11,142	(58)	32,134	43,218
Pimco VIT Total Return (IQ Annuity™) (May 1)*	6,842	377	(361)	6,858	139,423	(3,994)	166,861	(112)	302,178	309,036	—	309,036	14,321	(415)	16,981	30,887
Pimco VIT Total Return (Grandmaster™) (May 1)*	1,958	6,604	1,533	10,095	—	(3,772)	52,011	(10)	48,229	58,324	—	58,324	—	(394)	6,219	5,825
Pimco VIT Total Return (Grandmaster flex3™) (May 1)*	536	42	236	814	—	(1,088)	27,923	(9)	26,826	27,640	—	27,640	—	(115)	2,879	2,764
Pimco VIT Total Return (Pinnacle Plus™) (May 1)*	5,997	667	(4,433)	2,231	—	(25,152)	291,467	(51)	266,264	268,495	—	268,495	—	(2,596)	29,472	26,876
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge™) (February 25)*	(69)	(623)	(3,116)	(3,808)	27,402	—	(876)	(105)	26,421	22,613	—	22,613	2,806	(12)	(97)	2,697
Rydex VT Absolute Return Strategies (AnnuiChoice™) (May 1)*	391	(14,079)	(70,452)	(84,140)	—	(1,078)	504,827	(38)	503,711	419,571	—	419,571	—	(123)	50,611	50,488
Rydex VT Absolute Return Strategies (AnnuiChoice II™) (February 25)*	39	(918)	(109,147)	(110,026)	12,976	(1,897)	693,752	(15)	704,816	594,790	—	594,790	1,306	(220)	69,575	70,661
Rydex VT Absolute Return Strategies (Grandmaster™) (May 1)*	(14)	(1,092)	(1,105)	(2,211)	—	(21)	9,538	—	9,517	7,306	—	7,306	—	(2)	883	881
Rydex VT Absolute Return Strategies (Grandmaster flex3™) (May 1)*	(6)	(462)	(661)	(1,129)	—	(2,949)	8,356	—	5,407	4,278	—	4,278	—	(357)	874	517
Rydex VT Absolute Return Strategies (IQ Annuity™) (May 1)*	12	(1,421)	(5,667)	(7,076)	5,375	—	42,936	(5)	48,306	41,230	—	41,230	572	—	4,405	4,977
Rydes VT Absolute Return Strategies (Pinnacle Plus™) (May 1)*	44	(222)	(145)	(323)	—	(5,992)	26,268	—	20,276	19,953	—	19,953	—	(742)	3,154	2,412
Rydex VT Hedged Equity (AdvantEdge™) (February 25)*	147	(120)	(10,599)	(10,572)	55,492	—	(940)	(110)	54,442	43,870	—	43,870	5,494	(12)	(108)	5,374
Rydex VT Hedged Equity (AnnuiChoice™) (May 1)*	12	(2)	(260)	(250)	—	—	1,981	(6)	1,975	1,725	—	1,725	—	(1)	217	216
Rydex VT Hedged Equity (AnnuiChoice II™) (February 25)*	12	(1)	(550)	(539)	2,500	—	(1)	—	2,499	1,960	—	1,960	239	—	—	239
Rydex VT Hedged Equity (Grandmaster™) (May 1)*	30	(14)	345	361	—	—	51,914	—	51,914	52,275	—	52,275	—	—	6,572	6,572
Rydex VT Hedged Equity (Grandmaster flex3™) (May 1)*	17	(290)	(486)	(759)	—	(1,985)	5,571	—	3,586	2,827	—	2,827	—	(246)	602	356
Rydex VT Hedged Equity (IQ Annuity™) (May 1)*	621	(1,161)	(7,800)	(8,340)	250	(5,210)	165,495	(51)	160,484	152,144	—	152,144	29	(567)	19,678	19,140
Rydes VT Hedged Equity (Pinnacle Plus™) (May 1)*	615	(7,855)	(38,721)	(45,961)	—	(20,115)	231,426	(2)	211,309	165,348	—	165,348	—	(2,584)	23,416	20,832
Rydex VT Sector Rotation (AdvantEdge™) (February 25)*	(297)	(42)	(17,135)	(17,474)	44,454	—	594	(42)	45,006	27,532	—	27,532	4,082	(5)	71	4,148
Rydex VT Sector Rotation (AnnuiChoice™) (May 1)*	(21)	(5)	(2,714)	(2,740)	—	—	8,715	(19)	8,696	5,956	—	5,956	—	(2)	921	919
Rydex VT Sector Rotation (AnnuiChoice II™) (May 1)*	(114)	(39)	(11,879)	(12,032)	30,197	—	1,533	(60)	31,670	19,638	—	19,638	2,747	(8)	208	2,947
Rydex VT Sector Rotation (IQ Annuity™) (May 1)*	(4)	—	(302)	(306)	69	—	719	—	788	482	—	482	7	—	68	75
Rydex VT Sector Rotation (Grandmaster™) (May 1)*	(12)	(61)	(926)	(999)	—	(253)	3,294	—	3,041	2,042	—	2,042	—	(33)	349	316
Rydes VT Sector Rotation (Pinnacle Plus™) (May 1)*	(550)	(22,122)	(731)	(23,403)	1	(426)	26,629	(4)	26,200	2,797	—	2,797	—	(45)	478	433
Rydex VT Managed Futures Strategies (AdvantEdge™) (February 25)*	(2)	—	(74)	(76)	10,000	—	—	—	10,000	9,924	—	9,924	1,044	—	—	1,044
Rydex VT Managed Futures Strategies (Annuichoice™) (November 24)*	(7)	—	(628)	(635)	—	—	10,000	—	10,000	9,365	—	9,365	—	—	984	984
Rydex VT Managed Futures Strategies (Pinnacle Plus™) (November 24)*	(80)	(2)	(2,505)	(2,587)	—	—	59,105	—	59,105	56,518	—	56,518	—	—	5,946	5,946

See accompanying notes.

* - 2006 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$4,280	$50,268	$(22,634)	$31,914	$—	$(8,182)	$(158,440)	$(2,657)	$(169,279)	$(137,365)	$702,440	$565,075	—	(872)	(12,459)	(13,331)
Touchstone Aggressive ETF (GrandMaster flex3™)	2,199	29,421	(8,826)	22,794	26,235	(16,956)	(38,174)	(215)	(29,110)	(6,316)	678,241	671,925	2,187	(1,394)	(3,242)	(2,449)
Touchstone Aggressive ETF (Grandmaster™)	(21,728)	463,495	(308,509)	133,258	22,648	(342,962)	(1,977,800)	(519)	(2,298,633)	(2,165,375)	2,201,378	36,003	1,866	(27,811)	(156,554)	(182,499)
Touchstone Aggressive ETF (IQ Annuity™)	(5,962)	178,852	(126,626)	46,264	107,236	(387,845)	(396,290)	(257)	(677,156)	(630,892)	1,091,441	460,549	8,679	(32,002)	(31,280)	(54,603)
Touchstone Aggressive ETF (Pinnacle Plus™)	(944)	71,408	(41,221)	29,243	8,490	(30,931)	57,338	(670)	34,227	63,470	664,492	727,962	716	(2,551)	5,211	3,376
Touchstone Balanced (AnnuiChoice™)	5,804	7,191	(7,251)	5,744	—	(4,090)	53	(560)	(4,597)	1,147	130,160	131,307	—	(322)	3	(319)
Touchstone Balanced (GrandMaster flex3™)	13,786	20,727	(19,194)	15,319	—	(40,962)	2,450	(203)	(38,715)	(23,396)	393,570	370,174	—	(2,817)	170	(2,647)
Touchstone Balanced (Grandmaster™)	6	4	(9)	1	—	—	148	(3)	145	146	—	146	—	—	11	11
Touchstone Balanced (IQ Annuity™)	8,839	24,000	(20,518)	12,321	3,600	(47,716)	13,652	(327)	(30,791)	(18,470)	245,575	227,105	261	(3,445)	1,130	(2,054)
Touchstone Balanced (Pinnacle Plus™)	18,615	21,662	(24,617)	15,660	—	(6,196)	111,294	(575)	104,523	120,183	367,269	487,452	—	(486)	8,100	7,614
Touchstone Baron Small Cap (AnnuiChoice™)	(3,706)	78,314	(65,911)	8,697	—	(29,447)	(79,615)	(1,642)	(110,704)	(102,007)	411,496	309,489	—	(1,651)	(4,267)	(5,918)
Touchstone Baron Small Cap (AnnuiChoice II™)(April 9)*	(113)	1,694	(1,849)	(268)	13,357	(76)	(2)	—	13,279	13,011	—	13,011	1,141	(6)	(1)	1,134
Touchstone Baron Small Cap (GrandMaster flex3™)	(11,025)	156,851	(149,120)	(3,294)	128,921	(78,002)	(27,565)	(288)	23,066	19,772	741,411	761,183	7,243	(4,498)	(2,090)	655
Touchstone Baron Small Cap (Grandmaster™)	(4,591)	109,766	(93,253)	11,922	490	(63,294)	(21,621)	(74)	(84,499)	(72,577)	410,171	337,594	33	(4,184)	(1,129)	(5,280)
Touchstone Baron Small Cap (IQ Annuity™)	(19,429)	276,442	(246,526)	10,487	55,492	(135,388)	128,478	(414)	48,168	58,655	1,253,233	1,311,888	3,079	(7,415)	6,781	2,445
Touchstone Baron Small Cap (Pinnacle Plus™)	(12,602)	123,920	(105,680)	5,638	23,724	(53,973)	88,850	(944)	57,657	63,295	642,951	706,246	1,325	(3,123)	5,079	3,281
Touchstone Conservative ETF (AnnuiChoice™)	(140)	2,756	(977)	1,639	—	—	(23,719)	(14)	(23,733)	(22,094)	32,689	10,595	—	(1)	(2,026)	(2,027)
Touchstone Conservative ETF (GrandMaster flex3™)	1,450	37,052	12,866	51,368	19,894	(33,342)	(286,235)	(254)	(299,937)	(248,569)	1,449,200	1,200,631	1,795	(2,982)	(25,713)	(26,900)
Touchstone Conservative ETF (Grandmaster™)	756	874	4,977	6,607	1,680	(2,508)	7,385	(6)	6,551	13,158	152,494	165,652	147	(220)	643	570
Touchstone Conservative ETF (IQ Annuity™)	9,416	58,663	3,744	71,823	685,361	(126,219)	29,783	(662)	588,263	660,086	1,412,306	2,072,392	60,354	(11,245)	3,157	52,266
Touchstone Conservative ETF (Pinnacle Plus™)	(1,079)	29,274	95	28,290	1,125	(27,719)	(112,355)	(339)	(139,288)	(110,998)	787,002	676,004	101	(2,482)	(10,093)	(12,474)
Touchstone Core Bond (AnnuiChoice™)	7,762	4,320	(754)	11,328	—	(17,954)	(16,446)	(980)	(35,380)	(24,052)	265,571	241,519	—	(1,592)	(1,326)	(2,918)
Touchstone Core Bond (AnnuiChoice II™)(April 9)*	2,128	179	(390)	1,917	60,926	(7,980)	5,099	—	58,045	59,962	—	59,962	5,944	(767)	486	5,663
Touchstone Core Bond (GrandMaster flex3™)	15,739	566	3,504	19,809	25,280	(70,919)	11,266	(179)	(34,552)	(14,743)	574,568	559,825	2,215	(6,349)	948	(3,186)
Touchstone Core Bond (Grandmaster™)	1,519	4,282	(1,533)	4,268	120	(5,218)	37,052	(21)	31,933	36,201	16,028	52,229	11	(490)	3,708	3,229
Touchstone Core Bond (IQ Annuity™)	8,238	7,000	(1,449)	13,789	1,839	(47,325)	(98,956)	(585)	(145,027)	(131,238)	459,569	328,331	156	(4,110)	(8,601)	(12,555)
Touchstone Core Bond (Pinnacle Plus™)	6,107	338	1,766	8,211	5,880	(3,586)	(1,048)	(134)	1,112	9,323	220,402	229,725	563	(352)	(99)	112
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	(148)	750	(9,673)	(9,071)	66	(4,700)	189,115	(740)	183,741	174,670	6,865	181,535	7	(440)	15,237	14,804
Touchstone Eagle Capital Appreciation (GrandMaster™)(April 27)*	(206)	9	(2,011)	(2,208)	—	(17,578)	60,571	(18)	42,975	40,767	—	40,767	—	(1,296)	4,451	3,155
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(1,153)	6,450	(15,744)	(10,447)	14,569	(39,392)	183,536	(23)	158,690	148,243	34,671	182,914	1,031	(2,726)	12,281	10,586
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(3,323)	42,859	(59,248)	(19,712)	29,161	(12,029)	230,802	(442)	247,492	227,780	148,747	376,527	2,369	(1,029)	18,046	19,386
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	(1,671)	13,413	(22,649)	(10,907)	—	(22,568)	186,968	(202)	164,198	153,291	65,172	218,463	—	(1,586)	12,555	10,969
Touchstone Enhanced ETF (AnnuiChoice™)	20,305	26,313	11,279	57,897	—	(6,710)	(15,473)	(4,912)	(27,095)	30,802	1,957,105	1,987,907	—	(891)	(1,235)	(2,126)
Touchstone Enhanced ETF (GrandMaster flex3™)	7,837	56,029	(11,931)	51,935	100,360	(33,965)	(87,572)	(409)	(21,586)	30,349	1,962,387	1,992,736	7,958	(2,708)	(6,576)	(1,326)
Touchstone Enhanced ETF (Grandmaster™)	4,935	278,271	(171,915)	111,291	11,755	(1,083,571)	(169,785)	(561)	(1,242,162)	(1,130,871)	3,440,228	2,309,357	904	(83,596)	(12,485)	(95,177)
Touchstone Enhanced ETF (IQ Annuity™)	4,129	150,313	(127,113)	27,329	197,757	(387,732)	(136,868)	(293)	(327,136)	(299,807)	1,455,776	1,155,969	15,511	(30,573)	(11,244)	(26,306)
Touchstone Enhanced ETF (Pinnacle Plus™)	(112)	61,110	(42,260)	18,738	1,125	(16,517)	78,604	(902)	62,310	81,048	785,627	866,675	88	(1,346)	6,229	4,971
Touchstone Growth & Income (AnnuiChoice™)	1,217	2,521	(2,632)	1,106	—	(1,792)	(2)	(120)	(1,914)	(808)	39,463	38,655	—	(140)	—	(140)
Touchstone Growth & Income (GrandMaster flex3™)	394	926	(941)	379	1,263	—	—	—	1,263	1,642	13,797	15,439	96	—	—	96
Touchstone Growth & Income (IQ Annuity™)	1,434	3,333	(3,842)	925	12,600	(1,136)	(1)	(75)	11,388	12,313	41,559	53,872	892	(85)	—	807
Touchstone Growth & Income (Pinnacle Plus™)	2,725	6,826	(7,244)	2,307	—	(2,237)	22,540	(178)	20,125	22,432	85,269	107,701	—	(168)	1,625	1,457
Touchstone High Yield (AnnuiChoice™)	31,004	1,969	(31,932)	1,041	—	(5,205)	44,041	(1,218)	37,618	38,659	364,538	403,197	—	(431)	2,851	2,420
Touchstone High Yield (GrandMaster flex3™)	28,528	3,216	(30,237)	1,507	—	(49,238)	5,174	(133)	(44,197)	(42,690)	449,197	406,507	—	(3,461)	373	(3,088)
Touchstone High Yield (Grandmaster™)	9,168	315	(6,410)	3,073	—	(32,055)	(96,131)	(19)	(128,205)	(125,132)	264,152	139,020	—	(2,725)	(8,135)	(10,860)
Touchstone High Yield (IQ Annuity™)	20,898	7,443	(29,525)	(1,184)	69,980	(12,559)	(147,250)	(660)	(90,489)	(91,673)	398,271	306,598	4,688	(896)	(10,097)	(6,305)
Touchstone High Yield (Pinnacle Plus™)	59,477	(1,958)	(57,517)	2	23,326	(66,820)	6,422	(643)	(37,715)	(37,713)	900,931	863,218	1,868	(5,422)	425	(3,129)
Touchstone Large Cap Core Equity (AnnuiChoice II™)(February 26)*	7,400	480	1,528	9,408	223,703	—	89,979	—	313,682	323,090	—	323,090	20,441	—	7,859	28,300
Touchstone Large Cap Core Equity (GrandMaster flex3™)	629	9,217	(7,822)	2,024	12,765	(33,587)	2,035	(37)	(18,824)	(16,800)	60,452	43,652	887	(2,416)	146	(1,383)
Touchstone Large Cap Core Equity (Grandmaster™)	64	1,903	(1,512)	455	—	(7,810)	4,764	(3)	(3,049)	(2,594)	9,691	7,097	—	(585)	359	(226)
Touchstone Large Cap Core Equity (IQ Annuity™)	1,775	1,129	1,036	3,940	—	(809)	5,078	(27)	4,242	8,182	101,922	110,104	—	(61)	393	332

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle Plus™)	$1,853	$1,320	$(607)	$2,566	$—	$(3,083)	$45,365	$(156)	$42,126	$44,692	$75,223	$119,915	—	(229)	3,198	2,969
Touchstone Mid Cap Growth (AnnuiChoice™)	8,078	37,557	(16,871)	28,764	—	(6,546)	112,629	(985)	105,098	133,862	193,666	327,528	—	(400)	5,967	5,567
Touchstone Mid Cap Growth (AnnuiChoice II™)(April 9)*	1,122	6,085	(4,833)	2,374	29,018	(3,089)	16,650	(3)	42,576	44,950	—	44,950	2,516	(255)	1,410	3,671
Touchstone Mid Cap Growth (GrandMaster flex3™)	10,920	74,906	(49,339)	36,487	40,212	(23,781)	216,669	(190)	232,910	269,397	267,200	536,597	2,175	(1,272)	11,482	12,385
Touchstone Mid Cap Growth (Grandmaster™)	5,016	36,956	(20,685)	21,287	13,771	(46,770)	92,897	(60)	59,838	81,125	158,610	239,735	887	(2,954)	5,907	3,840
Touchstone Mid Cap Growth (IQ Annuity™)	11,117	91,537	(62,190)	40,464	34,866	(144,192)	330,072	(266)	220,480	260,944	331,563	592,507	1,693	(7,287)	16,405	10,811
Touchstone Mid Cap Growth (Pinnacle Plus™)	22,381	179,265	(105,522)	96,124	163,970	(10,818)	270,921	(1,496)	422,577	518,701	599,899	1,118,600	9,435	(683)	15,135	23,887
Touchstone Moderate ETF (AnnuiChoice™)	809	10,430	899	12,138	—	(11,868)	(36,097)	(197)	(48,162)	(36,024)	290,187	254,163	—	(1,021)	(2,966)	(3,987)
Touchstone Moderate ETF (GrandMaster flex3™)	(4,510)	85,886	3,144	84,520	93,690	(329,795)	(29,256)	(578)	(265,939)	(181,419)	2,140,003	1,958,584	7,982	(27,248)	(2,503)	(21,769)
Touchstone Moderate ETF (Grandmaster™)	57	13,347	776	14,180	8,420	(57,761)	(84)	(47)	(49,472)	(35,292)	377,636	342,344	703	(4,859)	(3)	(4,159)
Touchstone Moderate ETF (IQ Annuity™)	7,703	120,786	(66,442)	62,047	651,635	(606,687)	634,143	(1,772)	677,319	739,366	2,166,049	2,905,415	54,618	(52,133)	52,861	55,346
Touchstone Moderate ETF (Pinnacle Plus™)	(2,512)	24,494	12,943	34,925	13,725	(91,843)	111,016	(683)	32,215	67,140	972,923	1,040,063	1,179	(7,881)	9,522	2,820
Touchstone Money Market (AnnuiChoice™)	11,881	—	—	11,881	—	(4,145)	(243,006)	(2,209)	(249,360)	(237,479)	418,993	181,514	—	(578)	(22,152)	(22,730)
Touchstone Money Market (Grandmaster™)	188,776	—	—	188,776	177,645	(1,843,702)	2,643,125	(1,610)	975,458	1,164,234	4,652,942	5,817,176	16,565	(172,432)	246,755	90,888
Touchstone Money Market (IQ Annuity™)	111	—	—	111	—	(68)	—	(15)	(83)	28	3,102	3,130	—	(8)	—	(8)
Touchstone Third Avenue Value (AnnuiChoice™)	(4,104)	329,213	(418,308)	(93,199)	6,894	(59,137)	732,484	(6,121)	674,120	580,921	1,758,626	2,339,547	371	(3,366)	37,684	34,689
Touchstone Third Avenue Value (GrandMaster flex3™)	(26,270)	369,429	(491,668)	(148,509)	300,871	(220,535)	164,143	(1,361)	243,118	94,609	2,667,030	2,761,639	15,519	(11,732)	6,467	10,254
Touchstone Third Avenue Value (Grandmaster™)	(23,043)	440,922	(624,940)	(207,061)	27,303	(561,316)	1,859,149	(1,105)	1,324,031	1,116,970	2,929,760	4,046,730	1,659	(33,715)	109,524	77,468
Touchstone Third Avenue Value (IQ Annuity™)	(29,895)	880,028	(1,000,390)	(150,257)	311,528	(561,096)	421,501	(2,394)	169,539	19,282	3,717,733	3,737,015	16,667	(29,653)	20,929	7,943
Touchstone Third Avenue Value (Pinnacle Plus™)	(30,549)	347,340	(488,237)	(171,446)	178,765	(170,607)	941,173	(2,810)	946,521	775,075	2,538,655	3,313,730	8,878	(8,725)	45,649	45,802
Touchstone Third Avenue Value (AnnuiChoice II™)	(912)	46,219	(77,558)	(32,251)	521,940	(817)	149,911	(52)	670,982	638,731	77,936	716,667	46,624	(78)	13,763	60,309
Touchstone Value Plus (AnnuiChoice™)	402	11,289	(19,399)	(7,708)	—	(9,242)	(17,822)	(608)	(27,672)	(35,380)	161,318	125,938	—	(828)	(1,532)	(2,360)
Touchstone Value Plus (AnnuiChoice II™)(November 19)*	45	—	(24)	21	—	—	3,230	—	3,230	3,251	—	3,251	—	—	309	309
Touchstone Value Plus (GrandMaster flex3™)	(102)	376	(7,608)	(7,334)	300	—	11,653	(42)	11,911	4,577	120,479	125,056	22	(3)	859	878
Touchstone Value Plus (Grandmaster™)	65	329	(3,238)	(2,844)	—	(484)	7,808	(8)	7,316	4,472	40,899	45,371	—	(38)	581	543
Touchstone Value Plus (IQ Annuity™)	(232)	9,355	(21,747)	(12,624)	—	(9,440)	(8,489)	(117)	(18,046)	(30,670)	243,173	212,503	—	(789)	(740)	(1,529)
Touchstone Value Plus (Pinnacle Plus™)	(1,515)	25,377	(40,883)	(17,021)	28,269	(69,211)	(11,945)	(112)	(52,999)	(70,020)	364,532	294,512	2,018	(4,806)	(883)	(3,671)
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	5,753	37,754	(34,260)	9,247	—	(6,568)	(78,240)	(1,256)	(86,064)	(76,817)	405,054	328,237	—	(424)	(4,168)	(4,592)
JP Morgan Mid Cap Value (GrandMaster flex3™)	1,497	21,417	(21,031)	1,883	—	(50,601)	(2)	(211)	(50,814)	(48,931)	242,952	194,021	—	(2,868)	—	(2,868)
JP Morgan Mid Cap Value (Grandmaster™)	1,719	14,156	(12,757)	3,118	24	(36,288)	(25,637)	(42)	(61,943)	(58,825)	147,799	88,974	2	(2,472)	(1,715)	(4,185)
JP Morgan Mid Cap Value (IQ3™)	705	10,053	(9,346)	1,412	—	(1,059)	(37,026)	(105)	(38,190)	(36,778)	122,154	85,376	—	(64)	(2,101)	(2,165)
JP Morgan Mid Cap Value (Pinnacle Plus™)	7,057	52,372	(49,874)	9,555	—	(50,217)	(17)	(930)	(51,164)	(41,609)	1,072,900	1,031,291	—	(2,991)	(1)	(2,992)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	203,899	2,452,265	(2,499,805)	156,359	74,111	(3,173,675)	(1,784,347)	(6,541)	(4,890,452)	(4,734,093)	26,407,460	21,673,367	1,176	(50,109)	(29,049)	(77,982)
Fidelity VIP Growth (Grandmaster™)	(46,087)	185,456	2,341,242	2,480,611	6,051	(1,998,075)	(809,702)	(4,207)	(2,805,933)	(325,322)	11,385,444	11,060,122	100	(30,484)	(12,551)	(42,935)
Fidelity VIP High Income (Grandmaster™)	296,426	(33,083)	(178,514)	84,829	11,399	(1,315,801)	(381,144)	(1,816)	(1,687,362)	(1,602,533)	5,954,593	4,352,060	646	(74,265)	(21,460)	(95,079)
Fidelity VIP II Asset Manager (Grandmaster™)	360,493	378,187	240,672	979,352	26,324	(1,366,741)	(395,023)	(2,727)	(1,738,167)	(758,815)	8,030,414	7,271,599	743	(38,656)	(11,001)	(48,914)
Fidelity VIP II Contrafund (Grandmaster™)	951,189	6,843,475	(4,208,486)	3,586,178	100,980	(3,451,175)	(374,839)	(6,725)	(3,731,759)	(145,581)	24,395,283	24,249,702	2,328	(80,885)	(8,435)	(86,992)
Fidelity VIP II Index 500 (Grandmaster™)	182,289	911,634	(730,516)	363,407	—	(1,967,312)	(272,418)	(3,081)	(2,242,811)	(1,879,404)	9,233,417	7,354,013	—	(57,095)	(7,832)	(64,927)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)(April 27)*	(3,615)	(506)	14,481	10,360	—	(6,104)	593,446	(1,537)	585,805	596,165	—	596,165	—	(764)	59,285	58,521
Fidelity VIP II Investment Grade Bond (Grandmaster™)	96,995	(43,794)	31,462	84,663	9,092	(658,237)	(110,422)	(1,009)	(760,576)	(675,913)	3,307,483	2,631,570	342	(24,669)	(4,183)	(28,510)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)(April 27)*	(3,721)	(266)	8,097	4,110	—	(51,161)	380,490	(84)	329,245	333,355	—	333,355	—	(5,104)	37,951	32,847
Fidelity VIP II Investment Grade Bond (IQ3™)(April 27)*	(2,084)	422	3,982	2,320	—	(7,464)	169,442	(350)	161,628	163,948	—	163,948	—	(778)	16,922	16,144
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)(April 27)*	(4,412)	(1,147)	9,312	3,753	—	(4,910)	384,703	(198)	379,595	383,348	—	383,348	—	(512)	38,317	37,805
Fidelity VIP III Balanced (Grandmaster™)	120,431	186,003	(101,217)	205,217	3,722	(385,807)	(762,108)	(844)	(1,145,037)	(939,820)	3,129,664	2,189,844	233	(23,506)	(46,895)	(70,168)
Fidelity VIP III Growth & Income (Grandmaster™)	112,051	256,249	(21,107)	347,193	1,112	(714,186)	70,687	(1,048)	(643,435)	(296,242)	3,502,276	3,206,034	58	(37,492)	3,620	(33,814)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(16,490)	98,682	150,747	232,939	4,165	(301,956)	(22,189)	(496)	(320,476)	(87,537)	1,250,521	1,162,984	308	(22,765)	(1,550)	(24,007)
Fidelity VIP Overseas (AnnuiChoice™)(April 27)*	3,691	4,140	17,471	25,302	—	(13,704)	362,575	(1,235)	347,636	372,938	—	372,938	—	(1,437)	36,562	35,125
Fidelity VIP Overseas (AnnuiChoice II™)(April27)*	556	32	2,586	3,174	—	(241)	52,308	(18)	52,049	55,223	—	55,223	—	(24)	5,231	5,207
Fidelity VIP Overseas (Grandmaster™)	87,979	1,658,128	(980,620)	765,487	10,816	(920,936)	(417,324)	(1,782)	(1,329,226)	(563,739)	5,161,252	4,597,513	296	(23,806)	(9,564)	(33,074)
Fidelity VIP Overseas (GrandmasterFlex3™)(April27)*	2,047	3,959	16,465	22,471	—	(21,457)	350,477	(42)	328,978	351,449	—	351,449	—	(2,100)	35,327	33,227
Fidelity VIP Overseas (IQ3™)(April 27)*	910	7,328	9,197	17,435	—	(919)	179,692	(60)	178,713	196,148	—	196,148	—	(94)	18,626	18,532
Fidelity VIP Overseas (Pinnacle Plus™)(April 27)*	4,998	1,076	36,852	42,926	—	(10,839)	754,983	(440)	743,704	786,630	—	786,630	—	(1,079)	75,512	74,433

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	$673	$9,169	$(5,168)	$4,674	$3,373	$(1,594)	$56,954	$(390)	$58,343	$63,017	$20,007	$83,024	294	(174)	5,378	5,498
Touchstone Aggressive ETF (AnnuiChoice II™)	6,884	16,393	(13,381)	9,896	72,811	—	252,947	(600)	325,158	335,054	306,547	641,601	6,556	(54)	22,681	29,183
Touchstone Aggressive ETF (GrandmasterFlex3™)(April 30)*	814	1,685	(4,776)	(2,277)	51,154	—	20,470	(10)	71,614	69,337	—	69,337	5,046	(1)	2,013	7,058
Touchstone Aggressive ETF (Pinnacle Plus™)(April 30)*	1,037	2,620	(5,197)	(1,540)	2,822	(466)	99,894	(19)	102,231	100,691	—	100,691	289	(48)	10,017	10,258
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)(February 12)*	1,945	8,277	(9,216)	1,006	308,572	—	(26)	(501)	308,045	309,051	—	309,051	28,103	(45)	(2)	28,056
Touchstone Conservative ETF (AnnuiChoice II ™)(January 12)*	363	107	890	1,360	31,594	(96)	9,849	(6)	41,341	42,701	—	42,701	3,026	(9)	909	3,926
Touchstone Conservative ETF (GrandmasterFlex3™)(June 11)*	9,770	1,785	(12,748)	(1,193)	652,985	(374)	50,329	—	702,940	701,747	—	701,747	64,593	(37)	5,092	69,648
Touchstone Conservative ETF (Pinnacle Plus™)(May 21)*	3,391	593	(1,095)	2,889	109,856	(5,555)	144,306	(8)	248,599	251,488	—	251,488	10,859	(554)	14,676	24,981
Touchstone Enhanced ETF (AnnuiChoice™)	3,299	2,583	(5,317)	565	51,689	—	174,935	(655)	225,969	226,534	55,473	282,007	4,687	(56)	15,204	19,835
Touchstone Enhanced ETF (AnnuiChoice II™)	2,507	1,674	(7,582)	(3,401)	140	—	181,360	(15)	181,485	178,084	11,349	189,433	12	(1)	15,967	15,978
Touchstone Enhanced ETF (GrandmasterFlex3™)(April 30)*	3,527	2,612	(16,570)	(10,431)	163,978	(227)	108,149	(15)	271,885	261,454	—	261,454	16,525	(25)	10,625	27,125
Touchstone Enhanced ETF (Pinnacle Plus™) (April 30)*	5,361	3,139	(20,926)	(12,426)	120,671	(8,167)	323,533	(204)	435,833	423,407	—	423,407	12,404	(865)	32,425	43,964
Touchstone Moderate ETF (AnnuiChoice™)	3,217	2,757	2,153	8,127	36,346	(2,142)	242,398	(417)	276,185	284,312	178,382	462,694	3,354	(230)	21,710	24,834
Touchstone Moderate ETF (AnnuiChoice II™)	4,140	2,430	(6,073)	497	97,087	(3,014)	349,221	(20)	443,274	443,771	24,755	468,526	9,019	(269)	31,614	40,364
Touchstone Moderate ETF (GrandmasterFlex3™)(May 3)*	3,076	1,989	(7,460)	(2,395)	179,338	(109)	245,169	(31)	424,367	421,972	—	421,972	17,813	(14)	24,725	42,524
Touchstone Moderate ETF (Pinnacle Plus™)(April 30)*	21,465	9,586	(33,778)	(2,727)	1,690,101	(6,625)	287,582	(879)	1,970,179	1,967,452	—	1,967,452	170,105	(759)	29,087	198,433
Touchstone Money Market (AnnuiChoice™)	61,654	—	—	61,654	82,701	(323,280)	(504,255)	(11,053)	(755,887)	(694,233)	1,955,101	1,260,868	8,132	(31,448)	(46,955)	(70,271)
Touchstone Money Market (AnnuiChoice II™)(April 9)*	603	—	—	603	13,357	(74)	9,996	(15)	23,264	23,867	—	23,867	1,306	(9)	976	2,273
Touchstone Money Market (GrandMaster flex3™)	79,946	—	—	79,946	335,217	(1,911,263)	2,770,577	(613)	1,193,918	1,273,864	1,903,131	3,176,995	31,861	(182,120)	263,729	113,470
Touchstone Money Market (IQ Annuity™)	173,963	—	—	173,963	3,297,821	(2,243,375)	4,530,281	(3,518)	5,581,209	5,755,172	2,411,166	8,166,338	312,385	(212,169)	428,692	528,908
Touchstone Money Market (Pinnacle Plus™)	79,538	—	—	79,538	1,843,808	(59,106)	(486,396)	(619)	1,297,687	1,377,225	1,611,307	2,988,532	175,238	(5,712)	(44,612)	124,914
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(23,612)	1,611,039	(903,611)	683,816	3,960	(708,095)	(1,565,720)	(792)	(2,270,647)	(1,586,831)	5,498,552	3,911,721	123	(20,943)	(44,809)	(65,629)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	12,525	11,156	10,682	34,363	23,390	(30,527)	(1,253)	(905)	(9,295)	25,068	245,383	270,451	1,903	(2,479)	(100)	(676)
Fidelity VIP Asset Manager (AnnuiChoice II™)(November 5)*	192	—	(211)	(19)	7,396	—	—	—	7,396	7,377	—	7,377	620	—	—	620
Fidelity VIP Asset Manager (GrandMaster flex3™)	7,409	15,006	(4,268)	18,147	—	(61,570)	(78,990)	(31)	(140,591)	(122,444)	234,031	111,587	—	(4,966)	(7,185)	(12,151)
Fidelity VIP Asset Manager (IQ3™)	20,897	30,032	5,262	56,191	—	(110,801)	146,397	(325)	35,271	91,462	443,422	534,884	—	(8,843)	11,276	2,433
Fidelity VIP Asset Manager (Pinnacle Plus™)	6,090	3,826	6,941	16,857	—	(3,083)	65,051	(94)	61,874	78,731	105,436	184,167	—	(256)	5,172	4,916
Fidelity VIP Balanced (AnnuiChoice™)	15,921	17,033	(8,184)	24,770	23,464	(54,866)	6,233	(1,308)	(26,477)	(1,707)	336,924	335,217	1,811	(4,229)	423	(1,995)
Fidelity VIP Balanced (AnnuiChoice II™)(June 5)*	46	39	(200)	(115)	15,592	(7,376)	—	(12)	8,204	8,089	—	8,089	1,365	(653)	—	712
Fidelity VIP Balanced (GrandMaster ™)(April 27)*	4,036	29	(8,926)	(4,861)	13,567	(17,147)	545,104	(5)	541,519	536,658	—	536,658	1,058	(1,321)	41,876	41,613
Fidelity VIP Balanced (GrandMaster flex3™)	17,043	14,420	(102)	31,361	11,493	(10,831)	146,152	(169)	146,645	178,006	393,487	571,493	851	(784)	10,590	10,657
Fidelity VIP Balanced (IQ3™)	18,348	18,650	(17,719)	19,279	47,169	(42,593)	43,629	(306)	47,899	67,178	402,447	469,625	3,802	(3,499)	2,763	3,066
Fidelity VIP Balanced (Pinnacle Plus™)	16,153	10,181	257	26,591	10,873	(13,391)	182,843	(218)	180,107	206,698	360,851	567,549	887	(1,046)	14,043	13,884
Fidelity VIP Contrafund (AnnuiChoice™)	128,059	710,422	(426,558)	411,923	87,542	(139,117)	97,855	(8,443)	37,837	449,760	2,577,975	3,027,735	5,332	(8,568)	5,019	1,783
Fidelity VIP Contrafund (GrandMaster flex3™)	100,738	656,165	(419,644)	337,259	354,632	(335,793)	147,665	(945)	165,559	502,818	2,197,642	2,700,460	20,347	(19,574)	8,032	8,805
Fidelity VIP Contrafund (IQ3™)	109,345	749,193	(440,710)	417,828	304,867	(605,275)	(71,992)	(1,264)	(373,664)	44,164	2,917,142	2,961,306	19,659	(38,031)	(6,160)	(24,532)
Fidelity VIP Contrafund (Pinnacle Plus™)	161,796	959,122	(609,642)	511,276	85,840	(195,775)	1,207,455	(2,613)	1,094,907	1,606,183	2,713,116	4,319,299	5,143	(11,286)	70,482	64,339
Fidelity VIP Contrafund (AnnuiChoice II™)	37,817	174,930	(111,191)	101,556	642,194	(17,308)	69,680	(33)	694,533	796,089	68,504	864,593	57,907	(1,464)	6,720	63,163
Fidelity VIP Contrafund Standard (IQ Advisor™)	324	1,407	(724)	1,007	—	—	(1)	—	(1)	1,006	6,064	7,070	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)(April 27)*	(271)	283	(6,945)	(6,933)	—	(4,060)	78,002	(134)	73,808	66,875	—	66,875	—	(422)	7,829	7,407
Fidelity VIP Disclipined Small Cap (IQ™)(April 27)*	(500)	528	(5,949)	(5,921)	—	—	75,262	(1)	75,261	69,340	—	69,340	—	—	7,704	7,704
Fidelity VIP Disclipined Small Cap (Grandmaster™)(April 27)*	(147)	(136)	(2,457)	(2,740)	—	(426)	25,607	(5)	25,176	22,436	—	22,436	—	(45)	2,536	2,491
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)(April 27)*	(336)	(753)	(3,179)	(4,268)	—	(12,989)	65,394	—	52,405	48,137	—	48,137	—	(1,310)	6,662	5,352
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)(April 27)*	(348)	82	(4,441)	(4,707)	23,203	(287)	30,412	(20)	53,308	48,601	—	48,601	2,332	(33)	3,109	5,408
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	4,082	5,752	(4,716)	5,118	—	(1,106)	123	(558)	(1,541)	3,577	90,163	93,740	—	(101)	7	(94)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	1,315	18,000	(15,108)	4,207	10,092	(1,821)	(54,132)	(45)	(45,906)	(41,699)	85,347	43,648	721	(120)	(3,692)	(3,091)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	72,369	108,797	(154,147)	27,019	19,508	(104,746)	651,714	(511)	565,965	592,984	1,157,857	1,750,841	1,294	(6,865)	41,023	35,452
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	3,567	6,849	(5,380)	5,036	—	(7,879)	1,001	(42)	(6,920)	(1,884)	94,015	92,131	—	(397)	51	(346)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	8,442	31,784	(27,783)	12,443	129,492	(6,464)	(68,511)	(409)	54,108	66,551	171,198	237,749	8,982	(467)	(4,596)	3,919
Fidelity VIP Equity-Income (AnnuiChoice™)	11,719	151,249	(158,620)	4,348	39,203	(220,109)	60,916	(4,570)	(124,560)	(120,212)	1,076,057	955,845	2,699	(15,348)	4,071	(8,578)
Fidelity VIP Equity-Income (AnnuiChoice II™)(May 14)*	3,047	10,957	(12,164)	1,840	157,965	(16,500)	(181)	—	141,284	143,124	—	143,124	14,451	(1,421)	(16)	13,014

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (GrandMaster flex3™)	$1,804	$54,868	$(61,065)	$(4,393)	$25,893	$(67,422)	$(4,632)	$(159)	$(46,320)	$(50,713)	$499,240	$448,527	1,628	(4,448)	(510)	(3,330)
Fidelity VIP Equity-Income (IQ3™)	8,029	145,707	(157,520)	(3,784)	93,661	(62,028)	(9,014)	(1,264)	21,355	17,571	968,954	986,525	7,061	(4,674)	(906)	1,481
Fidelity VIP Equity-Income (Pinnacle Plus™)	14,331	205,986	(243,987)	(23,670)	49,031	(93,207)	410,520	(1,781)	364,563	340,893	1,948,349	2,289,242	3,152	(6,050)	25,948	23,050
Fidelity VIP Freedom 2010 (Grandmaster™)(October 30)*	2,591	684	(5,001)	(1,726)	—	(1,380)	90,467	—	89,087	87,361	—	87,361	—	(134)	8,670	8,536
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)(November 9)*	42	13	(126)	(71)	—	—	35,947	—	35,947	35,876	—	35,876	—	—	3,510	3,510
Fidelity VIP Freedom 2010 (IQ3™)(November 2)*	766	197	(1,399)	(436)	26,833	(501)	—	—	26,332	25,896	—	25,896	2,581	(49)	—	2,532
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)(August 28)*	345	110	(191)	264	7,500	—	5,103	—	12,603	12,867	—	12,867	761	—	493	1,254
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)(November 9)*	49	15	(74)	(10)	—	—	1,559	—	1,559	1,549	—	1,549	—	—	151	151
Fidelity VIP Freedom 2015 (IQ3™)(June 13)*	9,567	3,108	(14,745)	(2,070)	318,012	(750)	10,854	(6)	328,110	326,040	—	326,040	30,834	(74)	1,082	31,842
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)(December 12)*	1,036	307	(1,308)	35	33,554	—	—	—	33,554	33,589	—	33,589	3,270	—	—	3,270
Fidelity VIP Freedom 2020 (IQ3™)(October 22)*	1,125	362	(1,998)	(511)	40,184	—	(1)	—	40,183	39,672	—	39,672	3,870	—	—	3,870
Fidelity VIP Freedom 2020 (Pinnacle Plus™)(October 19)*	548	179	(994)	(267)	—	—	20,001	—	20,001	19,734	—	19,734	—	—	1,928	1,928
Fidelity VIP Freedom 2030 (Pinnacle Plus™)(December 24)*	69	22	(105)	(14)	2,028	—	—	—	2,028	2,014	—	2,014	197	—	—	197
Fidelity VIP Growth & Income (AnnuiChoice™)	6,731	12,758	902	20,391	—	(22,001)	2,987	(887)	(19,901)	490	208,952	209,442	—	(1,726)	173	(1,553)
Fidelity VIP Growth & Income (AnnuiChoice II™)(June 11)*	10	1	58	69	—	—	4,232	(4)	4,228	4,297	—	4,297	—	—	362	362
Fidelity VIP Growth & Income (GrandMaster flex3™)	5,685	17,998	(343)	23,340	8,099	(18,539)	(3,361)	(28)	(13,829)	9,511	219,144	228,655	561	(1,235)	(166)	(840)
Fidelity VIP Growth & Income (IQ3™)	4,411	22,228	(12,141)	14,498	982	(19,419)	(61,789)	(197)	(80,423)	(65,925)	187,923	121,998	90	(1,695)	(5,342)	(6,947)
Fidelity VIP Growth & Income (Pinnacle Plus™)	4,412	6,681	2,356	13,449	3,019	(14,650)	201,837	(141)	190,065	203,514	147,223	350,737	224	(1,094)	14,218	13,348
Fidelity VIP Growth (AnnuiChoice™)	(1,508)	13,232	46,091	57,815	—	(43,654)	98,070	(1,201)	53,215	111,030	198,558	309,588	15	(4,046)	8,773	4,742
Fidelity VIP Growth (AnnuiChoice II™)(June 11)*	(18)	8	2,314	2,304	53,851	—	7,939	(8)	61,782	64,086	—	64,086	4,213	(1)	642	4,854
Fidelity VIP Growth (GrandMaster™)(April 27)*	(1,795)	11,200	17,356	26,761	30,016	(35,476)	715,817	(34)	710,323	737,084	—	737,084	2,632	(3,319)	63,630	62,943
Fidelity VIP Growth (GrandMaster flex3™)	(2,282)	12,957	32,869	43,544	4,876	(47,636)	120,324	(37)	77,527	121,071	169,506	290,577	364	(3,664)	8,617	5,317
Fidelity VIP Growth (IQ3™)	(3,725)	59,660	14,667	70,602	139,512	(90,506)	20,231	(279)	68,958	139,560	361,364	500,924	16,810	(10,915)	(810)	5,085
Fidelity VIP Growth (Pinnacle Plus™)	(5,048)	71,188	24,265	90,405	6,056	(20,776)	206,618	(422)	191,476	281,881	309,646	591,527	408	(1,509)	14,711	13,610
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(420)	3,374	5,337	8,291	—	(14,154)	(468)	(199)	(14,821)	(6,530)	47,825	41,295	—	(1,142)	(38)	(1,180)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(1,974)	13,828	5,270	17,124	4,180	(8,284)	5,100	(98)	898	18,022	110,766	128,788	287	(636)	14	(335)
Fidelity VIP Growth Opportunities (IQ3™)	(1,909)	9,370	9,187	16,648	1,350	(54,261)	142,336	(63)	89,362	106,010	59,563	165,573	112	(4,286)	11,470	7,296
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	(1,955)	36,708	(6,267)	28,486	15,518	(2,220)	149,294	(157)	162,435	190,921	75,585	266,506	1,125	(167)	10,390	11,348
Fidelity VIP High Income (AnnuiChoice™)	23,971	(3,420)	(16,463)	4,088	(335)	(44,556)	51,187	(1,097)	5,199	9,287	324,003	333,290	—	(3,067)	3,358	291
Fidelity VIP High Income (AnnuiChoice II™)(February 26)*	904	(161)	(1,080)	(337)	6,804	(6,563)	12,334	—	12,575	12,238	—	12,238	625	(624)	1,149	1,150
Fidelity VIP High Income (GrandMaster flex3™)	21,639	39,464	(16,862)	44,241	—	(433,126)	(1,421,523)	(205)	(1,854,854)	(1,810,613)	2,351,799	541,186	—	(31,547)	(101,869)	(133,416)
Fidelity VIP High Income (IQ3™)	40,232	83,543	(29,001)	94,774	139,167	(224,629)	(2,655,221)	(762)	(2,741,445)	(2,646,671)	3,661,360	1,014,689	11,112	(18,122)	(211,733)	(218,743)
Fidelity VIP High Income (Pinnacle Plus™)	18,434	(482)	(15,905)	2,047	288	(35,541)	38,098	(140)	2,705	4,752	280,546	285,298	22	(2,817)	2,987	192
Fidelity VIP II Index 500 (AnnuiChoice™)	21,232	43,053	(65,687)	(1,402)	5,929	(83,844)	1,223,444	(6,458)	1,139,071	1,137,669	431,823	1,569,492	477	(7,352)	97,038	90,163
Fidelity VIP II Index 500 (AnnuiChoice II™)(April 27)*	987	28	(2,544)	(1,529)	43,443	(619)	51,330	(97)	94,057	92,528	—	92,528	4,319	(70)	5,134	9,383
Fidelity VIP II Index 500 (Grandmaster™)(April 27)*	17,219	(284)	(47,383)	(30,448)	16,881	(213,679)	3,016,257	(577)	2,818,882	2,788,434	—	2,788,434	3,578	(21,290)	300,872	283,160
Fidelity VIP II Index 500 (GrandmasterFlex3™)(April 27)*	6,047	1,403	(23,138)	(15,688)	27,310	(98,065)	1,067,540	(639)	996,146	980,458	—	980,458	2,769	(9,741)	106,673	99,701
Fidelity VIP Index 500 (IQ3™)	12,104	115,873	(116,283)	11,694	12,577	(212,415)	477,595	(880)	276,877	288,571	599,317	887,888	1,089	(19,074)	42,092	24,107
Fidelity VIP Index 500 (Pinnacle Plus™)	14,855	23,022	(73,301)	(35,424)	7,284	(79,151)	2,314,423	(502)	2,242,054	2,206,630	93,790	2,300,420	493	(5,403)	157,111	152,201
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	29,191	(6,679)	4,697	27,209	—	(86,168)	(11,492)	(3,488)	(101,148)	(73,939)	955,423	881,484	4	(7,103)	(926)	(8,025)
Fidelity VIP Investment Grade Bond (GrandMaster ™)(April 30)*	(2,336)	1,662	9,367	8,693	5,260	(27,731)	361,740	(68)	339,201	347,894	—	347,894	530	(2,787)	36,558	34,301
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	10,407	(961)	1,094	10,540	57,542	(58,425)	(6,056)	(119)	(7,058)	3,482	415,541	419,023	5,329	(5,520)	(430)	(621)
Fidelity VIP Investment Grade Bond (IQ3™)	31,236	(14,708)	11,526	28,054	147,384	(181,944)	(141,600)	(1,647)	(177,807)	(149,753)	1,220,572	1,070,819	11,786	(14,680)	(11,387)	(14,281)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	6,978	(1,692)	5,216	10,502	—	(28,669)	159,928	(485)	130,774	141,276	311,612	452,888	—	(2,750)	15,192	12,442
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	363	(101)	1,728	1,990	217,389	(4,227)	45,992	—	259,154	261,144	16,751	277,895	20,859	(412)	4,500	24,947
Fidelity VIP Mid Cap (AnnuiChoice™)	(3,882)	177,343	(53,401)	120,060	796	(191,802)	66,648	(4,077)	(128,435)	(8,375)	1,056,138	1,047,763	73	(9,326)	2,427	(6,826)
Fidelity VIP Mid Cap (GrandMaster flex3™)	(16,552)	169,727	47,345	200,520	133,555	(161,843)	315,493	(544)	286,661	487,181	1,436,959	1,924,140	6,267	(7,774)	14,958	13,451
Fidelity VIP Mid Cap (IQ Annuity™)	(17,278)	433,459	(162,215)	253,966	66,192	(237,657)	(173,291)	(959)	(345,715)	(91,749)	1,925,737	1,833,988	3,263	(10,865)	(8,636)	(16,238)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(23,158)	301,771	(24,772)	253,841	174,149	(83,114)	441,281	(2,650)	529,666	783,507	1,716,251	2,499,758	8,763	(4,021)	20,707	25,449
Fidelity VIP Mid Cap (AnnuiChoice II™)	(235)	905	2,292	2,962	20,526	(3,348)	39,387	(4)	56,561	59,523	5,589	65,112	1,757	(285)	3,438	4,910
Fidelity VIP Mid Cap (Grandmaster™)	(7,309)	5,647	41,015	39,353	15,267	(65,336)	1,279,920	(152)	1,229,699	1,269,052	12,999	1,282,051	853	(3,631)	73,231	70,453
Fidelity VIP Overseas (AnnuiChoice™)	12,331	66,868	(23,669)	55,530	368	(60,550)	572,105	(2,696)	509,227	564,757	297,726	862,483	38	(3,450)	30,671	27,259
Fidelity VIP Overseas (GrandMaster™)(April 27)*	29,510	2,378	38,180	70,068	11,162	(84,181)	2,610,591	(236)	2,537,336	2,607,404	—	2,607,404	1,076	(7,985)	253,515	246,606

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster flex3™)	$7,805	$65,512	$490	$73,807	$115,883	$(115,928)	$371,961	$(194)	$371,722	$445,529	$368,579	$814,108	7,144	(6,893)	22,295	22,546
Fidelity VIP Overseas (IQ3™)	9,862	79,371	(12,086)	77,147	168,758	(149,233)	465,592	(400)	484,717	561,864	348,329	910,193	11,882	(10,069)	32,424	34,237
Fidelity VIP Overseas (Pinnacle Plus™)	12,629	138,938	(46,288)	105,279	137,038	(27,316)	387,369	(964)	496,127	601,406	585,412	1,186,818	7,106	(1,375)	18,367	24,098
Fidelity VIP Overseas (AnnuiChoice II™)	819	1,572	5,221	7,612	20,732	—	33,370	(34)	54,068	61,680	14,518	76,198	1,732	(3)	2,973	4,702
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	15,816	5,952	(9,246)	12,522	—	—	—	(763)	(763)	11,759	229,617	241,376	—	(43)	—	(43)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	4,497	2,618	(3,731)	3,384	—	(21,749)	(7,555)	(26)	(29,330)	(25,946)	83,827	57,881	—	(1,247)	(398)	(1,645)
Van Kampen UIF Emerging Markets Debt (IQ3™)	7,165	1,276	(3,742)	4,699	—	(1,103)	(66,432)	(164)	(67,699)	(63,000)	105,258	42,258	—	(74)	(3,780)	(3,854)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	13,856	89,430	(215,830)	(112,544)	903	(14,369)	(714,779)	(1,357)	(729,602)	(842,146)	1,077,666	235,520	33	(609)	(29,124)	(29,700)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	5,405	196,553	(338,122)	(136,164)	49,670	(137,907)	(391,362)	(273)	(479,872)	(616,036)	1,019,462	403,426	1,808	(5,260)	(16,872)	(20,324)
Van Kampen UIF U.S. Real Estate (IQ3™)	1,953	51,564	(106,303)	(52,786)	2,000	(24,373)	(22,072)	(419)	(44,864)	(97,650)	263,016	165,366	74	(934)	(1,478)	(2,338)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	9,078	(95,949)	(21,346)	(108,217)	520,066	(577)	(466,591)	(20)	52,878	(55,339)	120,259	64,920	43,615	(55)	(47,178)	(3,618)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	2,835	59,386	(11,357)	50,864	56,976	(15,560)	79,331	(473)	120,274	171,138	358,092	529,230	2,747	(791)	3,611	5,567
Franklin Growth and Income Securities (AnnuiChoice™)	19,484	39,203	(145,077)	(86,390)	9	(25,909)	828,188	(2,360)	799,928	713,538	114,010	827,548	4	(1,756)	50,527	48,775
Franklin Growth and Income Securities (AnnuiChoice II™)(April 9)*	845	1,391	(5,480)	(3,244)	48,668	(7,590)	—	(1)	41,077	37,833	—	37,833	4,348	(684)	—	3,664
Franklin Growth and Income Securities (GrandMaster flex3™)	9,484	32,072	(95,763)	(54,207)	40,212	(44,873)	403,401	(130)	398,610	344,403	194,041	538,444	2,647	(2,946)	25,029	24,730
Franklin Growth and Income Securities (Grandmaster™)	34,328	121,569	(323,185)	(167,288)	1,285	(200,241)	1,623,510	(189)	1,424,365	1,257,077	387,585	1,644,662	79	(12,797)	100,870	88,152
Franklin Growth and Income Securities (IQ Annuity™)	34,489	96,252	(317,204)	(186,463)	29,615	(150,592)	1,470,735	(1,100)	1,348,658	1,162,195	459,746	1,621,941	1,911	(9,704)	90,089	82,296
Franklin Growth and Income Securities (Pinnacle Plus™)	35,640	139,893	(383,704)	(208,171)	15,016	(78,739)	1,767,656	(956)	1,702,977	1,494,806	507,688	2,002,494	1,041	(5,369)	115,745	111,417
Franklin Income Securities (AnnuiChoice™)	16,635	20,062	(23,599)	13,098	791	(38,587)	90,214	(1,867)	50,551	63,649	531,701	595,350	55	(2,348)	5,143	2,850
Franklin Income Securities (AnnuiChoice II™)(January 12)*	1,684	305	(2,939)	(950)	82,331	(1,677)	52,899	(18)	133,535	132,585	—	132,585	7,501	(155)	4,801	12,147
Franklin Income Securities (GrandMaster flex3™)	61,976	95,664	(107,280)	50,360	837,644	(391,394)	217,749	(1,602)	662,397	712,757	2,608,160	3,320,917	49,318	(22,989)	12,788	39,117
Franklin Income Securities (Grandmaster™)	81,428	133,533	(137,926)	77,035	2,055	(273,669)	951,521	(708)	679,199	756,234	2,699,119	3,455,353	121	(15,996)	56,716	40,841
Franklin Income Securities (IQ Annuity™)	36,585	64,293	(67,894)	32,984	650,075	(112,325)	(15,984)	(1,094)	520,672	553,656	1,640,263	2,193,919	38,144	(6,633)	(890)	30,621
Franklin Income Securities (Pinnacle Plus™)	48,478	28,403	(45,694)	31,187	99,641	(101,032)	620,801	(1,673)	617,737	648,924	2,093,738	2,742,662	6,573	(6,862)	41,162	40,873
Franklin Large Cap Growth Securities (AnnuiChoice™)	(225)	6,658	(3,434)	2,999	—	(9,054)	8,411	(58)	(701)	2,298	58,725	61,023	—	(628)	579	(49)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(2,391)	25,838	(10,093)	13,354	6,425	(74,248)	66,261	(52)	(1,614)	11,740	277,869	289,609	438	(5,082)	4,576	(68)
Franklin Large Cap Growth Securities (Grandmaster™)	(975)	9,465	(2,877)	5,613	72	(30,353)	148,856	(46)	118,529	124,142	152,797	276,939	5	(2,049)	10,070	8,026
Franklin Large Cap Growth Securities (IQ Annuity™)	(2,567)	17,118	(4,551)	10,000	45,178	(3,044)	73,507	(126)	115,515	125,515	300,245	425,760	3,037	(213)	4,871	7,695
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(4,243)	44,568	(25,882)	14,443	29,152	(36,774)	115,649	(303)	107,724	122,167	336,121	458,288	2,265	(2,799)	8,732	8,198
Franklin Large Cap Growth Securities (AnnuiChoice II™)	(148)	798	203	853	73,580	(238)	16,822	(38)	90,126	90,979	8,494	99,473	6,462	(23)	1,535	7,974
Franklin Mutual Shares Securities (AnnuiChoice™)	9,915	105,523	(84,340)	31,098	680	(63,766)	324,292	(3,444)	257,762	288,860	852,762	1,141,622	57	(3,711)	18,650	14,996
Franklin Mutual Shares Securities (AnnuiChoice II™)(January 12)*	859	3,331	(4,911)	(721)	145,476	(1,670)	114,152	(151)	257,807	257,086	—	257,086	12,980	(164)	10,454	23,270
Franklin Mutual Shares Securities (GrandMaster flex3™)	8,424	94,883	(91,813)	11,494	718,287	(156,693)	112,881	(607)	673,868	685,362	1,460,392	2,145,754	40,214	(8,701)	6,338	37,851
Franklin Mutual Shares Securities (IQ Annuity™)	3,724	54,088	(51,800)	6,012	386,910	(49,125)	(56,540)	(383)	280,862	286,874	617,608	904,482	21,716	(2,813)	(3,183)	15,720
Franklin Mutual Shares Securities (Pinnacle Plus™)	9,525	124,742	(120,147)	14,120	42,719	(83,247)	611,534	(798)	570,208	584,328	1,446,513	2,030,841	2,588	(5,172)	37,747	35,163
Franklin Mutual Shares Securities Standard (IQ Advisor™)	200	404	(229)	375	—	—	—	—	—	375	13,121	13,496	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	6,863	137,544	(155,709)	(11,302)	8,620	(308,485)	2,171,825	(482)	1,871,478	1,860,176	1,305,748	3,165,924	486	(17,307)	121,192	104,371
Franklin Small Cap Value Securities (AnnuiChoice™)(July 16)*	(26)	(651)	(48)	(725)	—	(96)	1,787	(1)	1,690	965	—	965	—	(10)	118	108
Franklin Small Cap Value Securities (GrandmasterFlex3™)(May 3)*	(29)	924	(6,173)	(5,278)	32,792	—	27,299	(14)	60,077	54,799	—	54,799	3,422	(1)	2,757	6,178
Franklin Small Cap Value Securities (IQ3 ™)(May 23)*	(32)	(6,246)	(623)	(6,901)	2,047	—	15,208	(3)	17,252	10,351	—	10,351	213	—	953	1,166
Franklin Small Cap Value Securities (Pinnacle Plus ™)(July 24)*	(97)	(7)	(1,488)	(1,592)	2,028	—	14,000	—	16,028	14,436	—	14,436	221	—	1,408	1,629
Templeton Foriegn Securities Fund (GrandMaster flex3™)	2,955	64,108	9,552	76,615	181,374	(110,137)	76,381	(165)	147,453	224,068	525,109	749,177	8,836	(5,334)	3,495	6,997
Templeton Foriegn Securities Fund (Grandmaster™)	1,286	53,312	(16,851)	37,747	84	(50,559)	57,806	(41)	7,290	45,037	247,153	292,190	4	(2,359)	2,841	486
Templeton Foriegn Securities Fund (Pinnacle Plus™)	2,981	100,043	(10,442)	92,582	79,478	(27,297)	302,872	(784)	354,269	446,851	585,351	1,032,202	4,156	(1,519)	15,634	18,271
Templeton Foreign Securities Fund (AnnuiChoice™)	1,198	14,409	598	16,205	—	(28,218)	59,773	(349)	31,206	47,411	86,788	134,199	8	(1,288)	2,844	1,564
Templeton Foreign Securities Fund (AnnuiChoice II™)	39	381	698	1,118	3,668	(660)	14,890	(3)	17,895	19,013	1,777	20,790	300	(53)	1,253	1,500
Templeton Growth Securities (AnnuiChoice™)	1,365	14,335	(15,140)	560	—	(38,607)	77,834	(469)	38,758	39,318	79,702	119,020	—	(2,033)	4,047	2,014
Templeton Growth Securities (AnnuiChoice II™)(January 12)*	80	628	(920)	(212)	32,147	(894)	7,939	(9)	39,183	38,971	—	38,971	2,881	(82)	696	3,495
Templeton Growth Securities (GrandMaster flex3™)	728	77,533	(83,777)	(5,516)	515,219	(48,898)	51,453	(467)	517,307	511,791	1,047,764	1,559,555	27,244	(2,687)	2,715	27,272
Templeton Growth Securities (Grandmaster™)	4,726	100,554	(86,052)	19,228	98	(173,871)	(595,593)	(163)	(769,529)	(750,301)	1,165,372	415,071	5	(9,147)	(31,656)	(40,798)
Templeton Growth Securities (IQ Annuity™)	(347)	187,261	(144,997)	41,917	291,460	(666,464)	(364,060)	(1,821)	(740,885)	(698,968)	1,584,184	885,216	15,498	(34,929)	(18,938)	(38,369)

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle Plus™)	$(404)	$111,919	$(104,300)	$7,215	$33,988	$(73,419)	$40,755	$(402)	$922	$8,137	$1,047,827	$1,055,964	1,904	(4,245)	2,431	90
Templeton Growth Securities Standard (IQ Advisor™)	73	275	(231)	117	—	—	—	—	—	117	6,760	6,877	—	—	—	—
Van Kampen LIT Comstock (AnnuiChoice™)	775	2,685	(7,269)	(3,809)	121	(148)	10	(12)	(29)	(3,838)	114,804	110,966	6	(9)	1	(2)
Van Kampen LIT Comstock (GrandMaster flex3™)	520	16,291	(26,589)	(9,778)	5,400	(42,502)	3,728	(69)	(33,443)	(43,221)	319,292	276,071	304	(2,447)	217	(1,926)
Van Kampen LIT Comstock (Grandmaster™)	672	12,201	(18,083)	(5,210)	226	(20,535)	(46,520)	(82)	(66,911)	(72,121)	184,400	112,279	13	(1,191)	(2,853)	(4,031)
Van Kampen LIT Comstock (IQ Annuity™)	232	6,504	(12,776)	(6,040)	26,880	(949)	(27,310)	(73)	(1,452)	(7,492)	145,862	138,370	1,524	(59)	(1,591)	(126)
Van Kampen LIT Comstock (Pinnacle Plus™)	(167)	20,986	(34,267)	(13,448)	—	(62,004)	47,522	(219)	(14,701)	(28,149)	342,023	313,874	—	(4,058)	3,061	(997)
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	(191)	101	2,077	1,987	—	(14,595)	445	(5)	(14,155)	(12,168)	23,454	11,286	—	(1,046)	34	(1,012)
Van Kampen LIT Strategic Growth (AnnuiChoice™)(October 31)*	(16)	(79)	(552)	(647)	—	(762)	10,284	—	9,522	8,875	—	8,875	—	(50)	609	559
Van Kampen LIT Strategic Growth (Grandmaster™)	(48)	329	216	497	—	(6,691)	159	(2)	(6,534)	(6,037)	6,463	426	—	(460)	10	(450)
Van Kampen LIT Strategic Growth (IQ Annuity™)	(19)	6	192	179	—	—	2	(13)	(11)	168	1,219	1,387	—	(1)	—	(1)
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	(2,433)	37,236	(6,386)	28,417	134,510	(104)	60,221	(46)	194,581	222,998	86,774	309,772	11,087	(11)	4,365	15,441
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)(Nov 14)*	(13)	—	35	22	—	—	10,000	(5)	9,995	10,017	—	10,017	—	—	982	982
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	3,811	395	(783)	3,423	—	(18,512)	(38,164)	(62)	(56,738)	(53,315)	76,610	23,295	—	(1,110)	(2,223)	(3,333)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)(May 7)*	(52)	(116)	1,869	1,701	—	(3,304)	200,893	(37)	197,552	199,253	—	199,253	—	(330)	19,940	19,610
Van Kampen UIF Emerging Markets Debt (IQ3 ™)(July 20)*	(582)	20	1,506	944	—	—	228,961	(30)	228,931	229,875	—	229,875	—	(2)	13,487	13,485
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	20,743	6,977	(12,262)	15,458	—	(30,849)	28,510	(655)	(2,994)	12,464	313,991	326,455	—	(2,142)	2,007	(135)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(827)	148,382	(35,572)	111,983	30,973	(19,466)	253,527	(887)	264,147	376,130	589,515	965,645	905	(611)	3,025	3,319
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(6,553)	99,329	146,359	239,135	87,757	(34,289)	633,420	(243)	686,645	925,780	506,946	1,432,726	2,443	(1,007)	15,676	17,112
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(3,756)	140,675	23,991	160,910	1,993	(141,175)	273,883	(170)	134,531	295,441	464,980	760,421	47	(3,677)	6,320	2,690
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)(July 20)*	(1,266)	35,383	1,094	35,211	10,074	(8,429)	289,015	(90)	290,570	325,781	113,030	438,811	264	(198)	6,504	6,570
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(7,743)	211,157	96,378	299,792	9,450	(14,798)	357,863	(1,211)	351,304	651,096	656,612	1,307,708	265	(520)	10,994	10,739
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	(759)	21,762	44,928	65,931	89,742	—	101,521	(50)	191,213	257,144	71,544	328,688	7,320	(3)	6,463	13,780
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)(May 2)*	601	(4,775)	(512)	(4,686)	28,556	—	(18,301)	(11)	10,244	5,558	—	5,558	2,926	(1)	(2,205)	720
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)(May 9)*	369	(2,191)	(7,877)	(9,699)	25,218	(115)	54,686	(2)	79,787	70,088	—	70,088	2,715	(13)	6,386	9,088
Van Kampen UIF U.S. Real Estate (Grandmaster™)	3,431	109,201	(201,962)	(89,330)	2,500	(156,107)	(79,067)	(144)	(232,818)	(322,148)	661,095	338,947	84	(5,748)	(3,074)	(8,738)
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)(April 30)*	522	266	(19,116)	(18,328)	38,453	(607)	73,635	(20)	111,461	93,133	—	93,133	4,040	(73)	8,143	12,110
Van Kampen UIF U.S. Real Estate (IQ3 ™)(April 18)*	(178)	(953)	(13,574)	(14,705)	21,432	(2,650)	111,623	(6)	130,399	115,694	—	115,694	754	(101)	4,414	5,067
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	2,666	211,844	(427,833)	(213,323)	157,583	(65,551)	(96,071)	(1,726)	(5,765)	(219,088)	1,075,497	856,409	6,419	(3,004)	(4,359)	(944)
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	23	9,594	(14,147)	(4,530)	—	(3,174)	15,122	(794)	11,154	6,624	131,233	137,857	—	(252)	970	718
DWS Small Cap Index VIP (AnnuiChoice II™)(January 12)*	(10)	505	(911)	(416)	12,177	—	—	—	12,177	11,761	—	11,761	1,115	—	—	1,115
DWS Small Cap Index VIP (GrandMaster flex3™)	(1,299)	24,643	(31,765)	(8,421)	—	(52,817)	(34,042)	(66)	(86,925)	(95,346)	286,787	191,441	—	(3,274)	(2,145)	(5,419)
DWS Small Cap Index VIP (Grandmaster™)	(547)	(6,333)	(2,816)	(9,696)	20	(13,177)	15,268	(23)	2,088	(7,608)	24,636	17,028	1	(971)	460	(510)
DWS Small Cap Index VIP (IQ3™)	(735)	14,339	(15,223)	(1,619)	2,800	(1,478)	(30,169)	(196)	(29,043)	(30,662)	133,282	102,620	186	(110)	(1,864)	(1,788)
DWS Small Cap Index VIP (Pinnacle Plus™)	(3,507)	38,272	(56,305)	(21,540)	14,730	(16,356)	30,581	(397)	28,558	7,018	527,373	534,391	907	(1,052)	1,934	1,789

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2008

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”).  In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account.  Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”).  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“ Van Kampen UIF Funds”); Van Kampen Life Investment Trust (“Van Kampen LIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), and the Rydex Variable Trust (“Rydex Funds”). The Fidelity VIP

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  J.P. Morgan Investment Management, Inc. is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc.  Van Kampen Asset Management manages the Van Kampen LIT Portfolios. The PIMCO Funds are managed by the Pacific Investment Management Company LLC.  The Rydex Funds are managed by Rydex Investments.

The contract holders account value in a Separate Account division, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund.  The Separate Account currently has 432 investment divisions available. The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations.  Dividends are included in the dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date.  Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.              Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Effective January 1, 2008, the Separate Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued within the above FAS 157 fair value hierarchy as Level 1.

Adoption of FAS 157 had no effect on the recorded amounts of the investments in the Separate Account.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2008 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2008) and the cost of shares held at December 31, 2008, for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Advantedge ™)	$64,420	$740	$63,489
Touchstone Aggressive ETF (AnnuiChoice ™)	47,492	51,377	500,758
Touchstone Aggressive ETF (GrandMaster flex3 ™)	57,588	47,892	612,800
Touchstone Aggressive ETF (Grandmaster ™)	3,606	4,795	35,293
Touchstone Aggressive ETF (IQ Annuity ™)	352,229	67,653	742,265
Touchstone Aggressive ETF (Pinnacle Plus ™)	4,546	633,982	53,508
Touchstone Baron Small Cap (Advantedge ™)	38,909	513	38,286
Touchstone Baron Small Cap (AnnuiChoice ™)	36,365	81,985	244,867
Touchstone Baron Small Cap (AnnuiChoice II ™)	84,134	365	98,450
Touchstone Baron Small Cap (GrandMaster flex3 ™)	340,446	145,293	986,363
Touchstone Baron Small Cap (Grandmaster ™)	447,501	538,870	197,635
Touchstone Baron Small Cap (IQ Annuity ™)	575,807	362,877	1,543,383
Touchstone Baron Small Cap (Pinnacle Plus ™)	153,356	99,160	769,966
Touchstone Conservative ETF (Advantedge ™)	10,327	2	10,325
Touchstone Conservative ETF (AnnuiChoice ™)	543	116	10,055
Touchstone Conservative ETF (GrandMaster flex3 ™)	54,735	163,293	993,199
Touchstone Conservative ETF (Grandmaster ™)	507,324	21,233	636,018
Touchstone Conservative ETF (IQ Annuity ™)	727,320	797,606	1,922,628
Touchstone Conservative ETF (Pinnacle Plus ™)	33,914	23,674	636,146
Touchstone Core Bond (AnnuiChoice ™)	582,197	520,207	279,277
Touchstone Core Bond (AnnuiChoice II ™)	159,018	26,105	192,669
Touchstone Core Bond (GrandMaster flex3 ™)	63,167	118,708	497,200
Touchstone Core Bond (Grandmaster ™)	400,822	427,572	23,300
Touchstone Core Bond (IQ Annuity ™)	35,627	217,036	143,467
Touchstone Core Bond (Pinnacle Plus ™)	445,789	117,828	555,203
Touchstone Enhanced ETF (Advantedge ™)	97,783	812	96,615
Touchstone Enhanced ETF (AnnuiChoice ™)	427,999	122,923	1,974,322
Touchstone Enhanced ETF (GrandMaster flex3 ™)	402,457	172,363	1,943,222
Touchstone Enhanced ETF (Grandmaster ™)	311,025	851,133	1,518,961
Touchstone Enhanced ETF (IQ Annuity ™)	260,110	138,826	1,209,692
Touchstone Enhanced ETF (Pinnacle Plus ™)	89,412	446,426	453,012
Touchstone High Yield (AnnuiChoice ™)	21,991	255,351	129,356
Touchstone High Yield (GrandMaster flex3 ™)	329,495	186,289	554,489
Touchstone High Yield (Grandmaster ™)	543,307	438,259	235,635
Touchstone High Yield (IQ Annuity ™)	16,420	75,009	259,696
Touchstone High Yield (Pinnacle Plus ™)	289,560	322,114	840,198
Touchstone Large Cap Core Equity (Advantedge ™)	11,641	210	11,397
Touchstone Large Cap Core Equity (AnnuiChoice ™)	330,185	70,761	245,176
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	49,815	324,718	25,499
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	311,912	63,222	271,131
Touchstone Large Cap Core Equity (Grandmaster ™)	243,934	198,968	42,612

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Annuity ™)	$588,532	$86,878	$590,258
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	604,560	64,614	631,909
Touchstone Mid Cap Growth (AnnuiChoice ™)	49,268	44,481	337,598
Touchstone Mid Cap Growth (AnnuiChoice II ™)	47,220	26,614	63,532
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	70,485	161,610	455,397
Touchstone Mid Cap Growth (Grandmaster ™)	55,659	15,676	294,512
Touchstone Mid Cap Growth (IQ Annuity ™)	67,390	215,830	432,668
Touchstone Mid Cap Growth (Pinnacle Plus ™)	176,767	239,482	1,113,380
Touchstone Moderate ETF (Advantedge ™)	48,784	8,628	38,340
Touchstone Moderate ETF (AnnuiChoice ™)	123,916	24,699	323,590
Touchstone Moderate ETF (GrandMaster flex3 ™)	417,306	388,751	1,758,436
Touchstone Moderate ETF (Grandmaster ™)	34,230	161,745	188,401
Touchstone Moderate ETF (IQ Annuity ™)	1,635,028	411,127	4,007,405
Touchstone Moderate ETF (Pinnacle Plus ™)	543,863	172,314	1,312,442
Touchstone Money Market (AnnuiChoice ™)	4,515	33,566	152,464
Touchstone Money Market (Grandmaster ™)	9,618,997	7,674,701	7,761,475
Touchstone Money Market (IQ Annuity ™)	91	129	3,090
Touchstone Third Avenue Value (Advantedge ™)	162,827	2,244	160,408
Touchstone Third Avenue Value (AnnuiChoice ™)	563,344	605,678	2,293,969
Touchstone Third Avenue Value (GrandMaster flex3 ™)	352,759	690,546	2,544,210
Touchstone Third Avenue Value (Grandmaster ™)	1,111,828	823,001	4,595,990
Touchstone Third Avenue Value (IQ Annuity ™)	578,948	878,158	3,470,878
Touchstone Third Avenue Value (Pinnacle Plus ™)	613,387	705,380	3,312,969
Touchstone Third Avenue Value (AnnuiChoice II ™)	762,676	609,122	840,123
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	22,632	39,037	265,908
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	13,880	49,082	121,476
JP Morgan Mid Cap Value (Grandmaster ™)	7,887	9,631	78,525
JP Morgan Mid Cap Value (IQ3 ™)	6,188	26,907	45,956
JP Morgan Mid Cap Value (Pinnacle Plus ™)	57,654	304,533	676,592
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	489,847	4,459,457	15,223,157
Fidelity VIP Growth (Grandmaster ™)	58,771	1,842,707	5,501,456
Fidelity VIP High Income (Grandmaster ™)	789,651	1,341,821	3,835,760
Fidelity VIP II Asset Manager (Grandmaster ™)	819,856	1,127,345	5,909,578
Fidelity VIP II Contrafund (Grandmaster ™)	1,167,498	4,236,591	18,646,335
Fidelity VIP II Index 500 (Grandmaster ™)	172,642	1,380,693	4,165,398
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	31,487	430,981	150,797
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	107,399	590,522	2,100,235
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 ™)	13,682	105,740	230,014
Fidelity VIP II Investment Grade Bond (IQ3 ™)	6,452	22,969	143,364
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	15,663	74,102	311,725
Fidelity VIP III Balanced (Grandmaster ™)	86,808	708,149	1,355,209
Fidelity VIP III Growth & Income (Grandmaster ™)	407,468	873,325	2,159,956
Fidelity VIP III Growth Opportunities (Grandmaster ™)	29,501	173,153	490,052
Fidelity VIP Overseas (AnnuiChoice ™)	64,419	148,650	185,020
Fidelity VIP Overseas (AnnuiChoice II ™)	1,416	38,955	12,663
Fidelity VIP Overseas (Grandmaster ™)	523,035	594,786	3,688,943

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (GrandmasterFlex3 ™)	$78,569	$153,356	$126,940
Fidelity VIP Overseas (IQ3 ™)	20,671	85,024	90,738
Fidelity VIP Overseas (Pinnacle Plus ™)	82,924	430,575	277,277
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice ™)	26,575	1,145	112,337
Touchstone Aggressive ETF (AnnuiChoice II ™)	190,607	117,434	714,221
Touchstone Aggressive ETF (GrandmasterFlex3 ™)	13,248	17,515	64,732
Touchstone Aggressive ETF (Pinnacle Plus ™)	43,650	70,226	61,278
Touchstone Conservative ETF (AnnuiChoice ™)	63,594	638	62,906
Touchstone Conservative ETF (AnnuiChoice II ™)	412,482	2,844	451,333
Touchstone Conservative ETF (GrandmasterFlex3 ™)	778,650	493,363	973,927
Touchstone Conservative ETF (Pinnacle Plus ™)	795,089	267,146	755,175
Touchstone Enhanced ETF (AnnuiChoice ™)	145,893	3,678	426,972
Touchstone Enhanced ETF (AnnuiChoice II ™)	96,175	89,254	197,045
Touchstone Enhanced ETF (GrandmasterFlex3 ™)	132,190	73,483	324,482
Touchstone Enhanced ETF (Pinnacle Plus ™)	162,736	166,747	395,430
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	28,492	5,327	340,501
Touchstone Moderate ETF (AnnuiChoice ™)	40,290	113,498	380,282
Touchstone Moderate ETF (AnnuiChoice II ™)	355,667	261,904	546,808
Touchstone Moderate ETF (GrandmasterFlex3 ™)	176,795	96,474	494,170
Touchstone Moderate ETF (Pinnacle Plus ™)	839,704	891,843	1,884,845
Touchstone Money Market (AnnuiChoice ™)	2,054,494	798,980	2,516,384
Touchstone Money Market (AnnuiChoice II ™)	401,021	164,876	260,012
Touchstone Money Market (GrandMaster flex3 ™)	3,826,873	3,841,117	3,162,752
Touchstone Money Market (IQ Annuity ™)	8,497,760	11,936,394	4,727,707
Touchstone Money Market (Pinnacle Plus ™)	6,146,540	7,029,306	2,105,766
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster ™)	541,659	659,262	3,736,527
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge ™)	32,504	287	32,132
Fidelity VIP Asset Manager (AnnuiChoice ™)	25,851	104,498	157,467
Fidelity VIP Asset Manager (AnnuiChoice II ™)	81,683	11,940	74,236
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	19,994	43,858	66,576
Fidelity VIP Asset Manager (IQ3 ™)	237,132	275,652	394,266
Fidelity VIP Asset Manager (Pinnacle Plus ™)	90,092	25,443	234,435
Fidelity VIP Balanced (Advantedge ™)	16,862	131	16,700
Fidelity VIP Balanced (AnnuiChoice ™)	21,960	97,351	216,346
Fidelity VIP Balanced (AnnuiChoice II ™)	16,285	234	24,292
Fidelity VIP Balanced (GrandMaster ™)	59,050	301,532	268,291
Fidelity VIP Balanced (GrandMaster flex3 ™)	28,191	167,661	372,271
Fidelity VIP Balanced (IQ3 ™)	19,971	197,134	249,155
Fidelity VIP Balanced (Pinnacle Plus ™)	124,905	100,255	535,412
Fidelity VIP Contrafund (Advantedge ™)	287,103	3,154	283,124
Fidelity VIP Contrafund (AnnuiChoice ™)	298,594	709,315	2,617,647
Fidelity VIP Contrafund (GrandMaster flex3 ™)	264,442	504,020	2,541,173
Fidelity VIP Contrafund (IQ3 ™)	522,463	648,952	2,905,226
Fidelity VIP Contrafund (Pinnacle Plus ™)	301,380	967,744	3,788,149
Fidelity VIP Contrafund (AnnuiChoice II ™)	905,262	860,766	790,442

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund Standard (IQ Advisor ™)	$214	$34	$7,962
Fidelity VIP Disclipined Small Cap (AnnuiChoice ™)	2,152	19,021	50,562
Fidelity VIP Disclipined Small Cap (IQ ™)	12,624	15,789	66,144
Fidelity VIP Disclipined Small Cap (Grandmaster ™)	687	1,134	24,065
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 ™)	141	6,151	43,861
Fidelity VIP Disclipined Small Cap (Pinnacle Plus ™)	11,579	6,984	54,861
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	788	20,575	76,047
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	11,173	9,093	43,691
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	799	13,263	76,038
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	2,607	12,365	242,843
Fidelity VIP Equity-Income (Advantedge ™)	8,486	62	8,404
Fidelity VIP Equity-Income (AnnuiChoice ™)	18,342	202,359	724,163
Fidelity VIP Equity-Income (AnnuiChoice II ™)	112,178	50,287	203,678
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	39,422	152,396	319,253
Fidelity VIP Equity-Income (IQ3 ™)	261,416	439,792	589,431
Fidelity VIP Equity-Income (Pinnacle Plus ™)	122,394	606,767	1,701,569
Fidelity VIP Freedom 2010 (Grandmaster ™)	24,763	9,572	105,663
Fidelity VIP Freedom 2010 (GrandmasterFlex3 ™)	44,544	3,647	75,540
Fidelity VIP Freedom 2010 (IQ3 ™)	584,507	134,676	464,804
Fidelity VIP Freedom 2015 (AnnuiChoiceII ™)	3,299	2,239	14,012
Fidelity VIP Freedom 2015 (GrandmasterFlex3 ™)	8,153	2,626	6,037
Fidelity VIP Freedom 2015 (IQ3 ™)	671,500	141,674	831,324
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	286,159	24,183	260,362
Fidelity VIP Freedom 2020 (AnnuiChoiceII ™)	2,256	349	36,716
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	1,284	884	20,773
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	1,099	38	3,165
Fidelity VIP Growth & Income (AnnuiChoice ™)	22,487	13,423	193,045
Fidelity VIP Growth & Income (AnnuiChoice II ™)	42,001	356	45,757
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	23,765	68,250	142,724
Fidelity VIP Growth & Income (IQ3 ™)	11,581	13,886	100,980
Fidelity VIP Growth & Income (Pinnacle Plus ™)	35,711	188,126	152,665
Fidelity VIP Growth (Advantedge ™)	29,068	230	28,778
Fidelity VIP Growth (AnnuiChoice ™)	21,147	98,314	179,614
Fidelity VIP Growth (AnnuiChoice II ™)	117,166	20,956	152,719
Fidelity VIP Growth (GrandMaster ™)	331,679	497,136	495,490
Fidelity VIP Growth (GrandMaster flex3 ™)	10,894	57,909	196,861
Fidelity VIP Growth (IQ3 ™)	60,738	219,371	285,996
Fidelity VIP Growth (Pinnacle Plus ™)	83,833	282,472	341,598
Fidelity VIP Growth Opportunities (Advantedge ™)	16,441	111	16,273
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	36	3,849	27,683
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)	1,840	8	1,828
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	86	23,262	78,017
Fidelity VIP Growth Opportunities (IQ3 ™)	1,721	37,398	95,910
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	8,111	145,494	101,051
Fidelity VIP High Income (AnnuiChoice ™)	226,464	84,816	475,962
Fidelity VIP High Income (AnnuiChoice II ™)	37,573	458	50,343
Fidelity VIP High Income (GrandMaster flex3 ™)	2,023,274	1,385,027	1,190,917
Fidelity VIP High Income (IQ3 ™)	4,310,171	2,286,682	3,074,987

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle Plus ™)	$139,496	$155,753	$243,141
Fidelity VIP II Index 500 (Advantedge ™)	45,367	392	44,873
Fidelity VIP II Index 500 (AnnuiChoice ™)	46,914	631,863	817,899
Fidelity VIP II Index 500 (AnnuiChoice II ™)	63,256	27,461	124,704
Fidelity VIP II Index 500 (Grandmaster ™)	566,346	923,771	2,308,599
Fidelity VIP II Index 500 (GrandmasterFlex3 ™)	33,192	123,208	869,403
Fidelity VIP Index 500 (IQ3 ™)	58,684	164,817	755,931
Fidelity VIP Index 500 (Pinnacle Plus ™)	160,690	480,511	1,935,468
Fidelity VIP Investment Grade Bond (Advantedge ™)	19,228	4,066	15,034
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	716,087	162,866	1,418,388
Fidelity VIP Investment Grade Bond (GrandMaster ™)	1,260,414	1,255,966	306,628
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	1,076,100	409,696	1,060,231
Fidelity VIP Investment Grade Bond (IQ3 ™)	159,594	544,548	657,896
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	113,567	161,765	389,324
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	61,489	217,877	111,627
Fidelity VIP Mid Cap (AnnuiChoice ™)	174,664	230,936	846,139
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	591,939	853,288	1,207,221
Fidelity VIP Mid Cap (IQ Annuity ™)	268,610	327,483	1,542,723
Fidelity VIP Mid Cap (Pinnacle Plus ™)	572,115	781,744	1,897,889
Fidelity VIP Mid Cap (AnnuiChoice II ™)	65,782	19,461	107,190
Fidelity VIP Mid Cap (Grandmaster ™)	618,768	662,553	915,173
Fidelity VIP Overseas (Advantedge ™)	64,670	3,610	58,646
Fidelity VIP Overseas (AnnuiChoice ™)	248,031	248,336	739,384
Fidelity VIP Overseas (GrandMaster ™)	467,680	1,735,751	911,699
Fidelity VIP Overseas (GrandMaster flex3 ™)	195,602	267,840	542,171
Fidelity VIP Overseas (IQ3 ™)	368,701	284,323	838,224
Fidelity VIP Overseas (Pinnacle Plus ™)	697,701	450,502	1,211,990
Fidelity VIP Overseas (AnnuiChoice II ™)	111,276	3,561	175,740
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	25,540	193,161	35,519
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	5,093	14,705	46,716
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	4,409	24,124	17,704
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	75,261	120,331	66,385
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	102,382	177,551	355,835
Van Kampen UIF U.S. Real Estate (IQ3 ™)	49,739	66,257	154,136
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	3,434	50,258	14,197
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	326,830	316,328	450,781
Franklin Growth and Income Securities (Advantedge ™)	34,161	797	33,227
Franklin Growth and Income Securities (AnnuiChoice ™)	110,423	153,417	826,604
Franklin Growth and Income Securities (AnnuiChoice II ™)	20,819	15,568	42,765
Franklin Growth and Income Securities (GrandMaster flex3 ™)	102,780	156,447	486,693
Franklin Growth and Income Securities (Grandmaster ™)	546,620	793,201	1,229,408
Franklin Growth and Income Securities (IQ Annuity ™)	190,420	355,570	1,526,660
Franklin Growth and Income Securities (Pinnacle Plus ™)	198,197	604,783	1,611,857
Franklin Income Securities (Advantedge ™)	38,096	1,342	36,636
Franklin Income Securities (AnnuiChoice ™)	77,889	84,827	541,779
Franklin Income Securities (AnnuiChoice II ™)	164,729	90,296	183,274

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (GrandMaster flex3 ™)	$437,813	$591,525	$2,902,560
Franklin Income Securities (Grandmaster ™)	674,143	1,099,739	2,729,309
Franklin Income Securities (IQ Annuity ™)	253,134	646,764	1,617,314
Franklin Income Securities (Pinnacle Plus ™)	468,090	669,858	2,249,006
Franklin Large Cap Growth Securities (Advantedge ™)	10,000	2	9,998
Franklin Large Cap Growth Securities (AnnuiChoice ™)	9,383	13,481	54,699
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	17,393	130,534	143,671
Franklin Large Cap Growth Securities (Grandmaster ™)	26,652	190,001	83,085
Franklin Large Cap Growth Securities (IQ Annuity ™)	35,791	115,430	321,118
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	59,748	172,273	290,369
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	20,232	15,379	102,840
Franklin Mutual Shares Securities (Advantedge ™)	167,192	9,050	154,954
Franklin Mutual Shares Securities (AnnuiChoice ™)	184,520	398,813	754,647
Franklin Mutual Shares Securities (AnnuiChoice II ™)	29,801	124,300	142,765
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	205,954	227,469	1,941,038
Franklin Mutual Shares Securities (IQ Annuity ™)	97,135	445,792	448,088
Franklin Mutual Shares Securities (Pinnacle Plus ™)	249,635	468,169	1,701,755
Franklin Mutual Shares Securities Standard (IQ Advisor ™)	827	68	12,954
Franklin Mutual Shares Securities(Grandmaster ™)	651,463	947,100	2,553,458
Franklin Small Cap Value Securities (AnnuiChoice ™)	114,576	3,571	110,793
Franklin Small Cap Value Securities (Grandmaster ™)	1,480,741	293,730	1,141,143
Franklin Small Cap Value Securities (GrandmasterFlex3 ™)	15,025	804	74,863
Franklin Small Cap Value Securities (IQ3 ™)	5,987	8,631	7,088
Franklin Small Cap Value Securities (Pinnacle Plus ™)	629,738	43,656	585,748
Templeton Foriegn Securities Fund (Advantedge ™)	45,498	3,475	40,454
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	75,211	76,236	635,587
Templeton Foriegn Securities Fund (Grandmaster ™)	182,632	154,456	261,242
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	176,721	264,415	847,263
Templeton Foreign Securities Fund (AnnuiChoice ™)	85,574	8,386	195,163
Templeton Foreign Securities Fund (AnnuiChoice II ™)	28,350	10,233	33,288
Templeton Growth Securities (Advantedge ™)	44,181	1,804	42,229
Templeton Growth Securities (AnnuiChoice ™)	11,561	17,554	105,205
Templeton Growth Securities (AnnuiChoice II ™)	7,006	1,233	45,168
Templeton Growth Securities (GrandMaster flex3 ™)	176,209	179,067	1,427,688
Templeton Growth Securities (Grandmaster ™)	617,111	552,799	334,407
Templeton Growth Securities (IQ Annuity ™)	2,912,186	2,641,084	924,441
Templeton Growth Securities (Pinnacle Plus ™)	75,813	282,111	764,989
Templeton Growth Securities Standard (IQ Advisor ™)	484	33	6,613
Van Kampen LIT Comstock (AnnuiChoice ™)	59,431	34,345	108,498
Van Kampen LIT Comstock (GrandMaster flex3 ™)	100,017	93,245	220,814
Van Kampen LIT Comstock (Grandmaster ™)	9,388	13,409	105,591
Van Kampen LIT Comstock (IQ Annuity ™)	12,763	66,453	77,918
Van Kampen LIT Comstock (Pinnacle Plus ™)	75,406	120,318	226,987
Van Kampen LIT Strategic Growth (GrandMaster flex3 ™)	17	146	9,608
Van Kampen LIT Strategic Growth (Grandmaster ™)	1	7	372
Van Kampen LIT Strategic Growth (Pinnacle Plus ™)	9,911	152,545	145,146
Van Kampen UIF Emerging Markets Debt (Advantedge ™)	28,389	146	28,212
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	69,896	46,978	23,242

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	$11,052	$58	$10,981
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	2,447	2,187	22,579
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 ™)	14,921	86,861	123,516
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	39,418	95,648	161,801
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	44,366	72,952	282,895
Van Kampen UIF Emerging Markets Equity (Advantedge ™)	82,106	448	81,066
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	283,306	540,109	255,053
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	869,208	742,207	1,002,379
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	1,302,136	350,110	1,389,522
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	244,362	124,126	512,054
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	520,263	383,868	1,038,336
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	106,842	222,881	64,598
Van Kampen UIF U.S. Mid Cap Value (Advantedge ™)	10,000	2	9,998
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	84,578	73,600	5,939
Van Kampen UIF U.S. Mid Cap Value (Grandmaster flex3 ™)	9,999	14	9,984
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus ™)	231,940	56,751	153,858
Van Kampen UIF U. S. Real Estate (AnnuiChoice ™)	159,777	16,945	136,245
Van Kampen UIF U. S. Real Estate (AnnuiChoice II ™)	77,257	76,132	62,681
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	649,198	156,307	799,938
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 ™)	48,940	13,357	132,827
Van Kampen UIF U.S. Real Estate (IQ3 ™)	128,443	76,613	142,895
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	850,345	232,638	1,519,428
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice ™)	43,460	24,500	136,055
DWS Small Cap Index VIP (AnnuiChoice II ™)	12,073	228	24,374
DWS Small Cap Index VIP (GrandMaster flex3 ™)	73,577	72,442	148,252
DWS Small Cap Index VIP (Grandmaster ™)	94,010	85,170	21,833
DWS Small Cap Index VIP (IQ3 ™)	23,212	17,481	102,497
DWS Small Cap Index VIP (Pinnacle Plus ™)	87,021	132,149	429,718
Non-Affiliated Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™)	76,848	7,256	68,092
Pimco VIT All Asset (AnnuiChoice II ™)	174,425	1,027	173,258
Pimco VIT All Asset (IQ Annuity ™)	32,242	365	31,792
Pimco VIT All Asset (Pinnacle Plus ™)	250,892	27,367	216,790
Pimco VIT Commodity Real Return Strategy (Advantedge ™)	91,491	614	90,581
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	52,457	25,531	20,855
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	38,350	220	37,991
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	88,364	3,779	81,993
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	25,077	2,162	20,443
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	155,034	18,814	111,668
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	422,470	194,493	190,504
Pimco VIT Low Duration (IQ Annuity ™)	15,572	413	15,149
Pimco VIT Low Duration (Pinnacle Plus ™)	94,641	868	93,755
Pimco VIT Real Return (Advantedge ™)	10,394	1,370	8,913
Pimco VIT Real Return (IQ Annuity ™)	51,185	669	50,401
Pimco VIT Real Return (Grandmaster ™)	38,224	20,518	16,292
Pimco VIT Real Return (Pinnacle Plus ™)	128,119	81,824	36,565
Pimco VIT Total Return (Advantedge ™)	443,069	78,727	360,911

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice ™)	$212,161	$5,214	$206,680
Pimco VIT Total Return (AnnuiChoice II ™)	486,541	30,779	454,351
Pimco VIT Total Return (IQ Annuity ™)	357,280	45,872	309,401
Pimco VIT Total Return (Grandmaster ™)	387,696	337,062	56,791
Pimco VIT Total Return (Grandmaster flex3 ™)	36,482	8,908	27,404
Pimco VIT Total Return (Pinnacle Plus ™)	305,603	31,320	272,928
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (Advantedge ™)	30,416	4,064	25,729
Rydex VT Absolute Return Strategies (AnnuiChoice ™)	572,122	68,020	490,023
Rydex VT Absolute Return Strategies (AnnuiChoice II ™)	710,289	5,436	703,935
Rydex VT Absolute Return Strategies (Grandmaster ™)	14,900	5,397	8,411
Rydex VT Absolute Return Strategies (Grandmaster flex3 ™)	8,380	2,979	4,939
Rydex VT Absolute Return Strategies (IQ Annuity ™)	53,699	5,381	46,897
Rydes VT Absolute Return Strategies (Pinnacle Plus ™)	26,504	6,184	20,098
Rydex VT Hedged Equity (Advantedge ™)	56,201	1,611	54,470
Rydex VT Hedged Equity (AnnuiChoice ™)	1,999	12	1,985
Rydex VT Hedged Equity (AnnuiChoice II ™)	2,526	14	2,511
Rydex VT Hedged Equity (Grandmaster ™)	52,043	99	51,930
Rydex VT Hedged Equity (Grandmaster flex3 ™)	5,608	2,004	3,314
Rydex VT Hedged Equity (IQ Annuity ™)	169,879	8,773	159,945
Rydes VT Hedged Equity (Pinnacle Plus ™)	237,628	25,704	204,069
Rydex VT Sector Rotation (Advantedge ™)	45,137	385	44,666
Rydex VT Sector Rotation (AnnuiChoice ™)	8,734	51	8,669
Rydex VT Sector Rotation (AnnuiChoice II ™)	31,797	211	31,517
Rydex VT Sector Rotation (IQ Annuity ™)	790	5	784
Rydex VT Sector Rotation (Grandmaster ™)	3,302	270	2,968
Rydes VT Sector Rotation (Pinnacle Plus ™)	150,270	124,614	3,528
Rydex VT Managed Futures Strategies (Advantedge ™)	10,000	2	9,998
Rydex VT Managed Futures Strategies (Annuichoice ™)	10,000	7	9,993
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	59,100	75	59,023

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate.  Nine contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge have a deferred sales load charge.  IQ Annuity, IQ3, has IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge a annual rate of 1.3% and 0.15% of net assets. AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15% of net assets. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold be fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date )as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2008 and 2007).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (Advantedge™)
	2008	6	$7.42	$42	4.36%	1.60%	(25.84)%
Touchstone Aggressive ETF (AnnuiChoice™)
	2008	41	8.73	359	2.33%	1.00%	(29.84)%
	2007	45	12.45	565	1.64%	1.00%	4.07%
	2006	59	11.96	702	1.50%	1.00%	12.39%
	2005	51	10.64	545	0.00%	1.00%	3.63%
	2004	35	10.27	362	13.94%	1.00%	2.70%
Touchstone Aggressive ETF (GrandMaster flex3™)
	2008	51	8.54	432	2.31%	1.55%	(30.23)%
	2007	55	12.23	672	1.88%	1.55%	3.49%
	2006	57	11.82	678	1.51%	1.55%	11.77%
	2005	47	10.58	493	0.00%	1.55%	2.99%
	2004	14	10.27	148	88.01%	1.55%	2.70%
Touchstone Aggressive ETF (Grandmaster™)
	2008	3	8.61	22	2.21%	1.35%	(30.08)%
	2007	3	12.31	36	0.04%	1.35%	3.70%
	2006	185	11.87	2,201	1.47%	1.35%	11.99%
	2005	186	10.60	1,977	0.00%	1.35%	3.22%
	2004	178	10.27	1,826	13.31%	1.35%	2.70%
Touchstone Aggressive ETF (IQ Annuity™)
	2008	62	8.57	532	3.39%	1.45%	(30.16)%
	2007	38	12.27	461	0.89%	1.45%	3.59%
	2006	92	11.85	1,091	1.40%	1.45%	11.88%
	2005	89	10.59	939	0.00%	1.45%	3.11%
	2004	2	10.27	25	20.85%	1.45%	2.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Pinnacleplus™)
	2008	4		$8.49	$34	0.45%	1.67%	(30.31)%
	2007	60		12.19	728	1.58%	1.67%	3.36%
	2006	56		11.79	664	2.30%	1.67%	11.63%
	2005	18		10.56	195	0.00%	1.67%	2.85%
	2004	3		10.27	31	12.01%	1.67%	2.70%
Touchstone Baron Small Cap (Advantedge™)
	2008	3		6.99	24	0.00%	1.60%	(30.13)%
Touchstone Baron Small Cap (AnnuiChoice™)
	2008	12		12.11	146	0.00%	1.00%	0.00%
	2007	17		18.44	309	0.00%	1.00%	1.73%
	2006	23		18.12	411	0.00%	1.00%	17.09%
	2005	27		15.48	419	0.00%	1.00%	6.61%
	2004	25		14.52	363	0.00%	1.00%	26.59%
Touchstone Baron Small Cap (AnnuiChoice II™)
	2008	9		7.52	66	0.00%	1.15%	(34.41)%
	2007	1		11.47	13	0.00%	1.15%	1.57%

Touchstone Baron Small Cap (GrandMaster flex3™)
	2008	48		11.15	536	0.00%	1.55%	(34.68)%
	2007	45		17.07	761	0.00%	1.55%	1.16%
	2006	44		16.87	741	0.00%	1.55%	16.44%
	2005	38		14.49	551	0.00%	1.55%	6.01%
	2004	22		13.67	298	0.00%	1.55%	25.87%
Touchstone Baron Small Cap (Grandmaster™)
	2008	13		9.69	126	0.00%	1.35%	(34.54)%
	2007	23		14.81	338	0.00%	1.35%	1.37%
	2006	28		14.61	410	0.00%	1.35%	16.67%
	2005	23		12.52	284	0.00%	1.35%	6.20%
	2004	14		11.79	160	0.00%	1.35%	17.90%
Touchstone Baron Small Cap (IQ Annuity™)
	2008	76		11.46	874	0.00%	1.45%	(34.61)%
	2007	75		17.52	1,312	0.00%	1.45%	1.26%
	2006	72		17.31	1,253	0.00%	1.45%	16.56%
	2005	73		14.85	1,091	0.00%	1.45%	6.13%
	2004	71		13.99	994	0.00%	1.45%	25.92%
Touchstone Baron Small Cap (Pinnacleplus™)
	2008	38		11.26	431	0.00%	1.67%	(34.76)%
	2007	41		17.26	706	0.00%	1.67%	1.04%
	2006	38		17.08	643	0.00%	1.67%	16.30%
	2005	34		14.69	495	0.00%	1.67%	5.91%
	2004	18		13.87	247	0.00%	1.67%	25.63%
Touchstone Conservative ETF (Advantedge™)
	2008	1		9.11	10	169.48%	1.60%	(8.90)%
Touchstone Conservative ETF (AnnuiChoice™)
	2008	1		10.44	9	3.06%	1.00%	(10.40)%
	2007	1		11.65	11	0.58%	1.00%	4.69%
	2006	3		11.13	33	0.96%	1.00%	7.07%
	2005	—	*	10.40	5	0.00%	1.00%	2.33%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (GrandMaster flex3™)
	2008	91		$10.21	$928		2.78%	1.55%	(10.90)%
	2007	105		11.45	1,201		1.68%	1.55%	4.11%
	2006	132		11.00	1,449		0.96%	1.55%	6.48%
	2005	108		10.33	1,118		0.00%	1.55%	1.70%
Touchstone Conservative ETF (Grandmaster™)
	2008	61		10.29	629		9.77%	1.35%	(10.72)%
	2007	14		11.53	166		1.83%	1.35%	4.32%
	2006	14		11.05	152		0.90%	1.35%	6.69%
	2005	12		10.36	128		0.00%	1.35%	1.93%
	2004	—	*	10.16	1		32.93%	1.35%	1.60%
Touchstone Conservative ETF (IQ Annuity™)
	2008	166		10.25	1,706		2.88%	1.45%	(10.81)%
	2007	180		11.49	2,072		1.96%	1.45%	4.22%
	2006	128		11.03	1,412		0.88%	1.45%	6.58%
	2005	115		10.34	1,193		0.00%	1.45%	1.82%
	2004	2		10.16	25		27.40%	1.45%	1.60%
Touchstone Conservative ETF (Pinnacleplus™)
	2008	58		10.15	590		3.03%	1.67%	(11.01)%
	2007	59		11.41	676		1.55%	1.67%	3.98%
	2006	72		10.97	787		1.02%	1.67%	6.35%
	2005	32		10.32	333		0.00%	1.67%	1.56%
	2004	3		10.16	32		28.12%	1.67%	1.60%
Touchstone Core Bond (Advantedge™)
	2008	—	*	9.56	—	*	0.00%	1.60%	(4.41)%
Touchstone Core Bond (AnnuiChoice™)
	2008	23		11.72	272		4.15%	1.00%	(4.23)%
	2007	20		12.24	242		3.89%	1.00%	4.39%
	2006	23		11.73	266		4.33%	1.00%	3.02%
	2005	20		11.38	232		0.00%	1.00%	0.64%
	2004	30		11.31	342		3.36%	1.00%	2.26%
Touchstone Core Bond (AnnuiChoice II™)
	2008	18		10.12	178		5.96%	1.15%	(4.38)%
	2007	6		10.59	60		6.27%	1.15%	4.23%
Touchstone Core Bond (GrandMaster flex3™)
	2008	42		10.95	463		4.46%	1.55%	(4.77)%
	2007	49		11.50	560		4.45%	1.55%	3.81%
	2006	52		11.07	575		4.52%	1.55%	2.45%
	2005	50		10.81	539		0.00%	1.55%	0.08%
	2004	47		10.80	509		4.34%	1.55%	1.69%

Touchstone Core Bond (Grandmaster™)
	2008	2		10.51	23		1.62%	1.35%	(4.57)%
	2007	5		11.01	52		4.10%	1.35%	4.02%
	2006	2		10.58	16		0.81%	1.35%	2.65%
	2005	1		10.31	12		0.00%	1.35%	0.29%
	2004	4		10.28	40		33.13%	1.35%	2.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (IQ Annuity™)
	2008	12		$11.33	$132	3.01%	1.45%	(4.67)%
	2007	28		11.89	328	3.49%	1.45%	3.91%
	2006	40		11.44	460	3.77%	1.45%	2.55%
	2005	55		11.15	618	0.00%	1.45%	0.21%
	2004	46		11.13	508	4.08%	1.45%	1.83%
Touchstone Core Bond (Pinnacleplus™)
	2008	50		10.22	508	4.78%	1.67%	(4.88)%
	2007	21		10.75	230	4.36%	1.67%	3.68%
	2006	21		10.37	220	4.56%	1.67%	2.32%
	2005	20		10.13	201	0.00%	1.67%	0.02%
	2004	12		10.13	125	11.91%	1.67%	1.50%
Touchstone Enhanced ETF (Advantedge™)
	2008	8		7.36	57	15.01%	1.60%	(26.41)%
Touchstone Enhanced ETF (AnnuiChoice™)
	2008	144		8.81	1,270	6.64%	1.00%	(32.09)%
	2007	153		12.97	1,988	2.00%	1.00%	2.98%
	2006	155		12.59	1,957	0.74%	1.00%	14.24%
	2005	146		11.02	1,610	0.00%	1.00%	5.00%
Touchstone Enhanced ETF (GrandMaster flex3™)
	2008	139		8.61	1,193	6.20%	1.55%	(32.47)%
	2007	156		12.75	1,993	1.94%	1.55%	2.41%
	2006	158		12.45	1,962	0.80%	1.55%	13.60%
	2005	111		10.96	1,216	0.00%	1.55%	4.35%
	2004	—	*	10.50	3	6.70%	1.55%	5.00%
Touchstone Enhanced ETF (Grandmaster™)
	2008	105		8.68	910	5.45%	1.35%	(32.33)%
	2007	180		12.83	2,309	1.53%	1.35%	2.62%
	2006	275		12.50	3,440	0.73%	1.35%	13.83%
	2005	256		10.98	2,809	0.00%	1.35%	4.58%
	2004	26		10.50	274	7.77%	1.35%	5.00%
Touchstone Enhanced ETF (IQ Annuity™)
	2008	81		8.64	700	6.49%	1.45%	(32.40)%
	2007	90		12.79	1,156	1.78%	1.45%	2.51%
	2006	117		12.47	1,456	0.73%	1.45%	13.72%
	2005	83		10.97	910	0.00%	1.45%	4.47%
Touchstone Enhanced ETF (Pinnacleplus™)
	2008	29		8.56	252	4.83%	1.67%	(32.55)%
	2007	68		12.70	867	1.67%	1.67%	2.28%
	2006	63		12.42	786	1.25%	1.67%	13.47%
	2005	16		10.94	178	0.00%	1.67%	4.21%
	2004	2		10.50	19	7.25%	1.67%	5.00%
Touchstone High Yield (AnnuiChoice™)
	2008	8		11.14	88	2.47%	1.00%	(24.94)%
	2007	27		14.84	403	9.01%	1.00%	0.76%
	2006	25		14.72	365	12.60%	1.00%	6.82%
	2005	12		13.78	166	0.00%	1.00%	2.26%
	2004	18		13.48	247	7.05%	1.00%	8.45%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (GrandMaster flex3™)
	2008	37		$10.53	$392	5.92%	1.55%	(25.36)%
	2007	29		14.11	407	8.30%	1.55%	0.19%
	2006	32		14.08	449	7.48%	1.55%	6.23%
	2005	35		13.25	466	0.00%	1.55%	1.65%
	2004	37		13.04	488	8.38%	1.55%	7.86%
Touchstone High Yield (Grandmaster™)
	2008	21		8.69	182	6.37%	1.35%	(25.21)%
	2007	12		11.62	139	5.77%	1.35%	0.40%
	2006	23		11.57	264	7.44%	1.35%	6.45%
	2005	34		10.87	371	0.00%	1.35%	1.90%
	2004	32		10.67	342	40.88%	1.35%	6.70%
Touchstone High Yield (IQ Annuity™)
	2008	16		11.00	175	5.66%	1.45%	(25.29)%
	2007	21		14.73	307	6.91%	1.45%	0.30%
	2006	27		14.68	398	7.43%	1.45%	6.34%
	2005	29		13.81	397	0.00%	1.45%	1.76%
	2004	27		13.57	364	6.60%	1.45%	7.96%
Touchstone High Yield (Pinnacleplus™)
	2008	63		9.14	573	6.38%	1.67%	(25.45)%
	2007	70		12.26	863	8.29%	1.67%	0.07%
	2006	74		12.25	901	7.96%	1.67%	6.10%
	2005	64		11.55	741	0.00%	1.67%	1.55%
	2004	28		11.37	322	16.97%	1.67%	7.77%
Touchstone Large Cap Core Equity (Advantedge ™)
	2008	1		6.95	8	3.02%	1.60%	(30.52)%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2008	20		8.30	165	2.09%	1.00%	(35.85)%
Touchstone Large Cap Core Equity (AnnuiChoice II™)
	2008	3		7.31	21	1.52%	1.15%	(35.95)%
	2007	28		11.42	323	4.37%	1.15%	4.10%
Touchstone Large Cap Core Equity (GrandMaster flex3™)
	2008	21		8.78	185	2.08%	1.55%	(36.21)%
	2007	3		13.76	44	2.95%	1.55%	3.68%
	2006	5		13.27	60	2.39%	1.55%	24.62%
	2005	5		10.65	56	0.00%	1.55%	(4.59)%
	2004	5		11.16	52	3.19%	1.55%	3.62%
Touchstone Large Cap Core Equity (Grandmaster™)
	2008	4		8.40	32	1.53%	1.35%	(36.08)%
	2007	1		13.14	7	1.93%	1.35%	3.89%
	2006	—	*	12.65	10	2.35%	1.35%	24.87%
	2005	—	*	10.13	8	0.00%	1.35%	(4.35)%
	2004	2		10.59	25	14.55%	1.35%	5.90%
Touchstone Large Cap Core Equity (IQ Annuity™)
	2008	47		8.31	388	2.05%	1.45%	(36.14)%
	2007	8		13.01	110	3.06%	1.45%	3.78%
	2006	8		12.54	102	5.26%	1.45%	24.75%
	2005	3		10.05	26	0.00%	1.45%	(4.47)%
	2004	—	*	10.52	1	0.05%	1.45%	3.65%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacleplus™)
	2008	47	$9.02	$421	2.17%	1.67%	(36.29)%
	2007	8	14.15	120	3.35%	1.67%	3.55%
	2006	6	13.67	75	2.35%	1.67%	24.47%
	2005	5	10.98	50	0.00%	1.67%	(4.68)%
	2004	3	11.52	39	2.80%	1.67%	3.41%
Touchstone Mid Cap Growth (AnnuiChoice™)
	2008	15	11.59	168	3.80%	1.00%	(40.31)%
	2007	17	19.42	328	3.86%	1.00%	13.28%
	2006	11	17.15	194	0.00%	1.00%	15.02%
	2005	19	14.91	288	6.09%	1.00%	14.15%
	2004	27	13.06	357	2.03%	1.00%	10.96%
Touchstone Mid Cap Growth (AnnuiChoice II™)
	2008	5	7.30	34	6.96%	1.15%	(40.40)%
	2007	4	12.24	45	4.58%	1.15%	13.11%
Touchstone Mid Cap Growth (GrandMaster flex3™)
	2008	19	11.29	215	3.42%	1.55%	(40.64)%
	2007	28	19.02	537	4.01%	1.55%	12.65%
	2006	16	16.89	267	0.00%	1.55%	14.38%
	2005	9	14.76	139	5.15%	1.55%	13.49%
	2004	8	13.01	101	3.21%	1.55%	10.35%
Touchstone Mid Cap Growth (Grandmaster™)
	2008	15	9.40	146	4.15%	1.35%	(40.52)%
	2007	15	15.81	240	3.66%	1.35%	12.88%
	2006	11	14.01	159	0.00%	1.35%	14.61%
	2005	10	12.22	123	5.37%	1.35%	13.78%
	2004	12	10.74	124	5.30%	1.35%	7.40%
Touchstone Mid Cap Growth (IQ Annuity™)
	2008	17	12.02	208	3.30%	1.45%	(40.58)%
	2007	29	20.22	593	3.79%	1.45%	12.76%
	2006	18	17.93	332	0.00%	1.45%	14.50%
	2005	22	15.66	342	4.33%	1.45%	13.67%
	2004	28	13.78	386	1.85%	1.45%	10.42%
Touchstone Mid Cap Growth (Pinnacleplus™)
	2008	48	11.01	529	3.81%	1.67%	(40.71)%
	2007	60	18.57	1,119	4.23%	1.67%	12.51%
	2006	36	16.51	600	0.00%	1.67%	14.24%
	2005	30	14.45	438	5.97%	1.67%	13.33%
	2004	19	12.75	238	2.65%	1.67%	10.20%
Touchstone Moderate ETF (Advantedge™)
	2008	4	8.18	34	4.50%	1.60%	(18.19)%
Touchstone Moderate ETF (AnnuiChoice™)
	2008	28	9.53	271	1.93%	1.00%	(21.14)%
	2007	21	12.08	254	1.29%	1.00%	4.18%
	2006	25	11.59	290	1.23%	1.00%	9.87%
	2005	13	10.55	142	0.00%	1.00%	2.86%
	2004	1	10.26	8	9.06%	1.00%	2.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (GrandMaster flex3™)
	2008	159		$9.31	$1,481	1.64%	1.55%	(21.58)%
	2007	165		11.87	1,959	1.35%	1.55%	3.60%
	2006	187		11.46	2,140	1.12%	1.55%	9.26%
	2005	153		10.49	1,600	0.00%	1.55%	2.32%
	2004	30		10.25	303	22.15%	1.55%	2.50%
Touchstone Moderate ETF (Grandmaster™)
	2008	17		9.39	160	1.45%	1.35%	(21.42)%
	2007	29		11.95	342	1.38%	1.35%	3.81%
	2006	33		11.51	378	0.95%	1.35%	9.48%
	2005	36		10.51	376	0.00%	1.35%	2.55%
	2004	12		10.25	126	9.14%	1.35%	2.50%
Touchstone Moderate ETF (IQ Annuity™)
	2008	351		9.35	3,284	2.15%	1.45%	(21.50)%
	2007	244		11.91	2,905	1.78%	1.45%	3.70%
	2006	189		11.48	2,166	1.07%	1.45%	9.37%
	2005	178		10.50	1,871	0.00%	1.45%	2.44%
	2004	48		10.25	488	9.77%	1.45%	2.50%
Touchstone Moderate ETF (Pinnacleplus™)
	2008	116		9.26	1,078	1.89%	1.67%	(21.68)%
	2007	88		11.83	1,040	1.45%	1.67%	3.47%
	2006	85		11.43	973	1.25%	1.67%	9.13%
	2005	58		10.47	604	0.00%	1.67%	2.18%
	2004	35		10.25	360	7.01%	1.67%	2.50%
Touchstone Money Market (AnnuiChoice™)
	2008	13		11.42	152	2.94%	1.00%	1.96%
	2007	16		11.21	182	5.08%	1.00%	4.11%
	2006	39		10.76	419	4.84%	1.00%	3.89%
	2005	42		10.36	430	3.13%	1.00%	2.17%
	2004	42		10.14	423	1.33%	1.00%	0.30%
Touchstone Money Market (Grandmaster™)
	2008	701		11.07	7,761	2.91%	1.35%	1.60%
	2007	534		10.90	5,817	5.02%	1.35%	3.74%
	2006	443		10.50	4,653	4.84%	1.35%	3.52%
	2005	532		10.14	5,399	3.11%	1.35%	1.75%
	2004	557		9.97	5,557	1.28%	1.35%	0.00%
Touchstone Money Market (IQ Annuity™)
	2008	—	*	11.10	3	2.93%	1.45%	1.49%
	2007	—	*	10.94	3	5.04%	1.45%	3.63%
	2006	—	*	10.56	3	4.47%	1.45%	3.42%
	2005	4		10.21	41	3.03%	1.45%	1.66%
	2004	6		10.04	60	1.32%	1.45%	(0.10)%
Touchstone Third Avenue Value (Advantedge™)
	2008	15		6.38	95	4.44%	1.60%	(36.17)%
Touchstone Third Avenue Value (AnnuiChoice™)
	2008	111		11.05	1,227	1.76%	1.00%	(39.12)%
	2007	129		18.15	2,340	0.82%	1.00%	(2.78)%
	2006	94		18.67	1,759	1.25%	1.00%	14.72%
	2005	60		16.28	977	0.79%	1.00%	16.26%
	2004	68		14.00	954	0.22%	1.00%	24.67%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (GrandMaster flex3™)
	2008	118	$10.81	$1,272	1.74%	1.55%	(39.46)%
	2007	155	17.86	2,762	0.71%	1.55%	(3.32)%
	2006	144	18.47	2,667	1.09%	1.55%	14.09%
	2005	121	16.19	1,955	1.13%	1.55%	15.58%
	2004	52	14.01	733	0.44%	1.55%	23.98%
Touchstone Third Avenue Value (Grandmaster™)
	2008	243	9.46	2,304	1.83%	1.35%	(39.34)%
	2007	259	15.60	4,047	0.79%	1.35%	(3.12)%
	2006	182	16.10	2,930	1.12%	1.35%	14.32%
	2005	150	14.09	2,109	1.32%	1.35%	15.83%
	2004	25	12.16	306	0.91%	1.35%	21.60%
Touchstone Third Avenue Value (IQ Annuity™)
	2008	172	10.61	1,826	1.74%	1.45%	(39.40)%
	2007	213	17.51	3,737	0.72%	1.45%	(3.22)%
	2006	206	18.09	3,718	1.12%	1.45%	14.20%
	2005	189	15.84	3,000	0.80%	1.45%	15.70%
	2004	186	13.69	2,541	0.26%	1.45%	24.12%
Touchstone Third Avenue Value (Pinnacleplus™)
	2008	147	11.38	1,668	1.73%	1.67%	(39.53)%
	2007	176	18.83	3,314	0.77%	1.67%	(3.44)%
	2006	130	19.50	2,539	1.11%	1.67%	13.95%
	2005	115	17.11	1,973	1.08%	1.67%	15.46%
	2004	50	14.82	748	0.47%	1.67%	23.81%
Touchstone Third Avenue Value (AnnuiChoice II™)
	2008	79	6.46	510	2.05%	1.15%	(39.21)%
	2007	67	10.63	717	0.98%	1.15%	(2.93)%
	2006	7	10.95	78	6.57%	1.15%	9.49%
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)
	2008	16	11.89	190	1.44%	1.00%	(33.88)%
	2007	18	17.98	328	2.46%	1.00%	1.42%
	2006	23	17.73	405	1.76%	1.00%	15.68%
	2005	23	15.33	356	0.57%	1.00%	8.10%
	2004	10	14.18	137	0.10%	1.00%	19.86%
JP Morgan Mid Cap Value (GrandMaster flex3™)
	2008	7	11.70	83	1.48%	1.55%	(34.25)%
	2007	11	17.79	194	2.30%	1.55%	0.86%
	2006	14	17.64	243	1.78%	1.55%	15.04%
	2005	16	15.33	252	0.83%	1.55%	7.53%
	2004	10	14.26	141	0.55%	1.55%	19.13%
JP Morgan Mid Cap Value (Grandmaster™)
	2008	5	9.51	52	1.43%	1.35%	(34.11)%
	2007	6	14.43	89	2.65%	1.35%	1.06%
	2006	10	14.28	148	4.16%	1.35%	15.27%
	2005	99	12.39	1,224	0.19%	1.35%	7.72%
	2004	5	11.50	54	0.00%	1.35%	15.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated (continued):
JP Morgan Mid Cap Value (IQ3™)
	2008	3	$11.54	$31	1.49%	1.45%	(34.18)%
	2007	5	17.54	85	2.23%	1.45%	0.96%
	2006	7	17.37	122	2.08%	1.45%	15.15%
	2005	11	15.08	161	0.96%	1.45%	7.67%
	2004	7	14.01	101	0.36%	1.45%	19.23%
JP Morgan Mid Cap Value (Pinnacleplus™)
	2008	43	10.86	464	1.41%	1.67%	(34.33)%
	2007	62	16.54	1,031	2.34%	1.67%	0.73%
	2006	65	16.42	1,073	1.81%	1.67%	14.90%
	2005	65	14.29	931	0.91%	1.67%	7.38%
	2004	31	13.31	407	0.64%	1.67%	19.05%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)
	2008	267	34.64	9,253	2.17%	1.35%	(43.43)%
	2007	354	61.23	21,673	2.18%	1.35%	0.15%
	2006	432	61.13	26,407	4.68%	1.35%	18.58%
	2005	507	51.56	26,143	2.15%	1.35%	4.45%
	2004	599	49.36	29,589	1.58%	1.35%	10.01%
Fidelity VIP Growth (Grandmaster™)
	2008	118	38.84	4,580	0.73%	1.35%	(47.88)%
	2007	148	74.52	11,060	0.95%	1.35%	25.24%
	2006	191	59.50	11,385	0.43%	1.35%	5.41%
	2005	235	56.44	13,254	0.55%	1.35%	4.37%
	2004	310	54.08	16,748	0.28%	1.35%	1.98%
Fidelity VIP High Income (Grandmaster™)
	2008	198	13.12	2,592	7.29%	1.35%	(26.00)%
	2007	246	17.73	4,352	7.30%	1.35%	1.39%
	2006	341	17.48	5,955	7.16%	1.35%	9.74%
	2005	408	15.93	6,494	14.76%	1.35%	1.35%
	2004	554	15.72	8,702	9.44%	1.35%	8.12%
Fidelity VIP II Asset Manager (Grandmaster™)
	2008	159	27.00	4,282	8.63%	1.35%	(29.68)%
	2007	189	38.40	7,272	6.14%	1.35%	13.94%
	2006	238	33.70	8,030	2.91%	1.35%	5.87%
	2005	302	31.83	9,604	3.05%	1.35%	2.64%
	2004	415	31.01	12,873	2.38%	1.35%	4.06%
Fidelity VIP II Contrafund (Grandmaster™)
	2008	424	26.39	11,184	1.00%	1.35%	(43.29)%
	2007	521	46.54	24,250	5.28%	1.35%	16.00%
	2006	608	40.12	24,395	1.30%	1.35%	10.21%
	2005	696	36.40	25,317	0.32%	1.35%	15.37%
	2004	819	31.55	25,853	0.35%	1.35%	13.90%
Fidelity VIP II Index 500 (Grandmaster™)
	2008	167	21.53	3,592	1.95%	1.35%	(37.85)%
	2007	212	34.65	7,354	3.56%	1.35%	4.01%
	2006	277	33.31	9,233	1.84%	1.35%	14.17%
	2005	344	29.18	10,042	1.92%	1.35%	3.43%
	2004	452	28.21	12,748	1.44%	1.35%	9.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)
	2008	15	$9.76	$144	4.86%	1.00%	(4.22)%
	2007	59	10.19	596	0.11%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (Grandmaster™)
	2008	76	25.87	1,967	4.40%	1.35%	(4.56)%
	2007	97	27.11	2,632	4.53%	1.35%	2.93%
	2006	126	26.34	3,307	4.18%	1.35%	2.95%
	2005	157	25.58	4,016	4.84%	1.35%	0.80%
	2004	198	25.38	5,028	7.62%	1.35%	3.05%
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)
	2008	23	9.67	219	4.65%	1.55%	(4.75)%
	2007	33	10.15	333	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ3™)
	2008	14	9.68	136	4.28%	1.45%	(4.66)%
	2007	16	10.16	164	0.11%	1.45%	1.56%
Fidelity VIP II Investment Grade Bond (PinnaclePlus™)
	2008	31	9.65	297	4.35%	1.67%	(4.87)%
	2007	38	10.14	383	0.11%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster™)
	2008	83	10.92	903	2.70%	1.35%	(34.85)%
	2007	131	16.77	2,190	5.92%	1.35%	7.57%
	2006	201	15.59	3,130	2.19%	1.35%	10.20%
	2005	212	14.15	2,999	2.91%	1.35%	4.32%
	2004	282	13.56	3,820	2.11%	1.35%	4.07%
Fidelity VIP III Growth & Income (Grandmaster™)
	2008	119	11.35	1,354	3.33%	1.35%	(42.49)%
	2007	162	19.74	3,206	4.69%	1.35%	10.60%
	2006	196	17.85	3,502	1.11%	1.35%	11.65%
	2005	313	15.99	4,998	1.65%	1.35%	6.16%
	2004	419	15.06	6,304	0.95%	1.35%	4.37%
Fidelity VIP III Growth Opportunities (Grandmaster™)
	2008	66	6.59	436	0.39%	1.35%	(55.63)%
	2007	78	14.85	1,163	0.00%	1.35%	21.51%
	2006	102	12.22	1,251	0.76%	1.35%	4.04%
	2005	138	11.75	1,619	1.04%	1.35%	7.39%
	2004	203	10.94	2,222	0.57%	1.35%	5.80%
Fidelity VIP Overseas (AnnuiChoice™)
	2008	20	5.91	116	4.36%	1.00%	(44.37)%
	2007	35	10.62	373	2.24%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II™)
	2008	1	5.89	7	4.25%	1.15%	(44.45)%
	2007	5	10.61	55	2.63%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster™)
	2008	94	23.05	2,159	4.95%	1.35%	(44.57)%
	2007	111	41.58	4,598	2.97%	1.35%	15.72%
	2006	144	35.93	5,161	1.70%	1.35%	16.49%
	2005	191	30.84	5,884	1.23%	1.35%	17.45%
	2004	226	26.26	5,939	1.20%	1.35%	12.08%
Fidelity VIP Overseas (GrandmasterFlex3™)
	2008	16	5.85	94	4.08%	1.55%	(44.68)%
	2007	33	10.58	351	2.29%	1.55%	5.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ3™)
	2008	8	$5.86	$49	4.28%	1.45%	(44.62)%
	2007	19	10.58	196	1.95%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacleplus™)
	2008	26	5.84	152	4.89%	1.67%	(44.75)%
	2007	74	10.57	787	2.58%	1.67%	5.68%
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)
	2008	9	7.95	72	2.76%	1.00%	(29.79)%
	2007	7	11.33	83	1.72%	1.00%	3.74%
	2006	2	10.92	20	4.55%	1.00%	9.18%
Touchstone Aggressive ETF (AnnuiChoice II™)
	2008	59	7.78	460	2.45%	1.15%	(29.90)%
	2007	58	11.11	642	2.56%	1.15%	3.58%
	2006	29	10.72	307	6.80%	1.15%	7.21%
Touchstone Aggressive ETF (GrandmasterFlex3™)
	2008	6	6.86	40	2.26%	1.55%	(30.18)%
	2007	7	9.82	69	3.87%	1.55%	(1.76)%
Touchstone Aggressive ETF (PinnaclePlus™)
	2008	6	6.84	41	1.85%	1.67%	(30.27)%
	2007	10	9.82	101	3.48%	1.67%	(1.84)%
Touchstone Conservative ETF (AnnuiChoice ™)
	2008	6	9.91	57	12.58%	1.00%	(10.43)%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2008	44	9.73	423	9.71%	1.15%	(10.57)%
	2007	4	10.88	43	2.23%	1.15%	4.25%
Touchstone Conservative ETF (GrandmasterFlex3™)
	2008	94	8.97	847	3.37%	1.55%	(10.93)%
	2007	70	10.08	702	7.34%	1.55%	0.76%
Touchstone Conservative ETF (PinnaclePlus™)
	2008	74	8.96	667	2.82%	1.67%	(11.04)%
	2007	25	10.07	251	7.08%	1.67%	0.67%
Touchstone Enhanced ETF (AnnuiChoice™)
	2008	31	7.71	239	7.68%	1.00%	(32.01)%
	2007	25	11.34	282	2.54%	1.00%	2.70%
	2006	5	11.05	55	3.16%	1.00%	10.47%
Touchstone Enhanced ETF (AnnuiChoice II™)
	2008	15	7.55	110	8.12%	1.15%	(32.12)%
	2007	17	11.13	189	3.65%	1.15%	2.54%
	2006	1	10.85	11	3.66%	1.15%	8.51%
Touchstone Enhanced ETF (GrandmasterFlex3™)
	2008	27	6.52	178	6.68%	1.55%	(32.39)%
	2007	27	9.64	261	5.20%	1.55%	(3.61)%
Touchstone Enhanced ETF (PinnaclePlus™)
	2008	34	6.50	221	6.11%	1.67%	(32.47)%
	2007	44	9.63	423	4.77%	1.67%	(3.69)%
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)
	2008	28	7.67	215	2.46%	1.75%	(30.33)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated Service Class (continued):
Touchstone Moderate ETF (AnnuiChoice™)
	2008	33	$8.80	$294	1.56%	1.00%	(21.14)%
	2007	41	11.17	463	2.01%	1.00%	3.93%
	2006	17	10.74	178	3.64%	1.00%	7.43%
Touchstone Moderate ETF (AnnuiChoice II™)
	2008	50	8.64	429	1.66%	1.15%	(21.26)%
	2007	43	10.97	469	3.15%	1.15%	3.77%
	2006	2	10.57	25	4.14%	1.15%	5.72%
Touchstone Moderate ETF (GrandmasterFlex3™)
	2008	50	7.78	386	1.84%	1.55%	(21.58)%
	2007	43	9.92	422	3.21%	1.55%	(0.77)%
Touchstone Moderate ETF (PinnaclePlus™)
	2008	189	7.77	1,470	1.70%	1.67%	(21.68)%
	2007	198	9.91	1,967	7.55%	1.67%	(0.85)%
Touchstone Money Market (AnnuiChoice™)
	2008	226	11.16	2,516	2.81%	1.00%	1.90%
	2007	115	10.95	1,261	4.81%	1.00%	3.84%
	2006	185	10.54	1,955	4.61%	1.00%	3.62%
	2005	199	10.17	2,022	2.88%	1.00%	1.85%
	2004	195	9.99	1,943	1.03%	1.00%	0.10%
Touchstone Money Market (AnnuiChoice II™)
	2008	24	10.68	260	2.83%	1.15%	1.74%
	2007	2	10.50	24	4.69%	1.15%	3.68%
Touchstone Money Market (GrandMaster flex3™)
	2008	292	10.82	3,163	2.86%	1.55%	1.33%
	2007	297	10.68	3,177	4.74%	1.55%	3.26%
	2006	184	10.34	1,903	4.73%	1.55%	3.05%
	2005	75	10.04	750	2.88%	1.55%	1.27%
	2004	127	9.91	1,256	1.14%	1.55%	(0.50)%
Touchstone Money Market (IQ Annuity™)
	2008	434	10.88	4,728	2.90%	1.45%	1.43%
	2007	761	10.73	8,166	4.70%	1.45%	3.37%
	2006	232	10.38	2,411	4.60%	1.45%	3.15%
	2005	409	10.06	4,114	2.97%	1.45%	1.42%
	2004	313	9.92	3,100	1.07%	1.45%	(0.40)%
Touchstone Money Market (Pinnacleplus™)
	2008	196	10.75	2,106	2.85%	1.67%	1.21%
	2007	281	10.62	2,989	4.73%	1.67%	3.14%
	2006	156	10.30	1,611	4.65%	1.67%	2.92%
	2005	90	10.01	905	2.94%	1.67%	1.17%
	2004	64	9.89	636	1.20%	1.67%	(0.60)%
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)
	2008	85	21.39	1,824	4.99%	1.35%	(40.33)%
	2007	109	35.84	3,912	0.87%	1.35%	13.92%
	2006	175	31.46	5,499	1.28%	1.35%	11.08%
	2005	164	28.33	4,646	0.00%	1.35%	16.61%
	2004	204	24.29	4,946	0.00%	1.35%	23.11%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)
	2008	4	$7.25	$26	6.64%	1.60%	(27.52)%
Fidelity VIP Asset Manager (AnnuiChoice™)
	2008	11	9.71	109	8.14%	1.00%	(29.62)%
	2007	20	13.80	270	5.75%	1.00%	14.02%
	2006	20	12.10	245	3.01%	1.00%	6.07%
	2005	32	11.41	369	2.82%	1.00%	2.78%
	2004	40	11.10	443	1.63%	1.00%	4.13%
Fidelity VIP Asset Manager (AnnuiChoice II™)
	2008	6	8.36	54	5.47%	1.15%	(29.73)%
	2007	1	11.90	7	17.13%	1.15%	13.84%
Fidelity VIP Asset Manager (GrandMaster flex3™)
	2008	5	8.86	46	7.73%	1.55%	(30.01)%
	2007	9	12.65	112	6.26%	1.55%	13.38%
	2006	21	11.16	234	2.30%	1.55%	5.48%
	2005	24	10.58	252	2.27%	1.55%	2.13%
	2004	19	10.36	192	0.00%	1.55%	3.60%
Fidelity VIP Asset Manager (IQ3™)
	2008	29	9.10	264	7.30%	1.45%	(29.94)%
	2007	41	12.99	535	6.00%	1.45%	13.50%
	2006	39	11.45	443	2.63%	1.45%	5.59%
	2005	48	10.84	519	2.72%	1.45%	2.30%
	2004	56	10.60	592	1.86%	1.45%	3.62%
Fidelity VIP Asset Manager (Pinnacleplus™)
	2008	17	9.21	159	8.11%	1.67%	(30.10)%
	2007	14	13.18	184	6.15%	1.67%	13.24%
	2006	9	11.64	105	2.29%	1.67%	5.35%
	2005	7	11.04	78	2.22%	1.67%	2.08%
	2004	5	10.82	54	2.23%	1.67%	3.44%
Fidelity VIP Balanced (Advantedge™)
	2008	2	6.85	11	2.72%	1.60%	(31.52)%
Fidelity VIP Balanced (AnnuiChoice™)
	2008	16	8.95	148	2.41%	1.00%	(34.81)%
	2007	24	13.74	335	5.72%	1.00%	7.63%
	2006	26	12.76	337	1.71%	1.00%	10.39%
	2005	24	11.56	273	2.57%	1.00%	4.44%
	2004	25	11.07	279	1.70%	1.00%	4.14%
Fidelity VIP Balanced (AnnuiChoice II™)
	2008	2	7.40	16	2.98%	1.15%	(34.91)%
	2007	1	11.37	8	1.96%	1.15%	7.46%
Fidelity VIP Balanced (GrandMaster ™)
	2008	20	8.38	167	2.82%	1.35%	(35.04)%
	2007	42	12.90	537	2.96%	1.35%	7.25%
Fidelity VIP Balanced (GrandMaster flex3™)
	2008	27	9.15	246	2.40%	1.55%	(35.17)%
	2007	41	14.11	571	4.91%	1.55%	7.03%
	2006	30	13.18	393	1.59%	1.55%	9.78%
	2005	26	12.01	318	2.44%	1.55%	3.87%
	2004	26	11.56	298	0.39%	1.55%	3.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (IQ3™)
	2008	19		$8.14	$156	2.37%	1.45%	(35.11)%
	2007	37		12.55	470	6.58%	1.45%	7.14%
	2006	34		11.71	402	2.00%	1.45%	9.89%
	2005	51		10.66	540	2.62%	1.45%	3.97%
	2004	60		10.25	619	1.72%	1.45%	3.64%
Fidelity VIP Balanced (Pinnacleplus™)
	2008	42		8.48	352	2.51%	1.67%	(35.25)%
	2007	43		13.10	568	5.08%	1.67%	6.90%
	2006	29		12.25	361	1.51%	1.67%	9.64%
	2005	23		11.17	255	1.93%	1.67%	3.74%
	2004	12		10.77	124	1.07%	1.67%	3.46%
Fidelity VIP Contrafund (Advantedge™)
	2008	30		6.25	190	1.92%	1.60%	(37.45)%
Fidelity VIP Contrafund (AnnuiChoice™)
	2008	126		10.84	1,364	0.79%	1.00%	(43.27)%
	2007	159		19.10	3,028	5.55%	1.00%	16.12%
	2006	157		16.45	2,578	1.08%	1.00%	10.32%
	2005	116		14.91	1,737	0.12%	1.00%	15.49%
	2004	78		12.91	1,010	0.19%	1.00%	14.05%
Fidelity VIP Contrafund (GrandMaster flex3™)
	2008	125		10.42	1,300	0.82%	1.55%	(43.58)%
	2007	146		18.48	2,700	5.74%	1.55%	15.48%
	2006	137		16.00	2,198	1.07%	1.55%	9.71%
	2005	120		14.58	1,749	0.09%	1.55%	14.84%
	2004	57		12.70	728	0.13%	1.55%	13.39%
Fidelity VIP Contrafund (IQ3™)
	2008	161		9.46	1,527	0.84%	1.45%	(43.53)%
	2007	177		16.74	2,961	5.20%	1.45%	15.59%
	2006	201		14.48	2,917	1.00%	1.45%	9.82%
	2005	204		13.19	2,692	0.14%	1.45%	14.99%
	2004	185		11.47	2,119	0.20%	1.45%	13.45%
Fidelity VIP Contrafund (Pinnacleplus™)
	2008	183		10.42	1,910	0.81%	1.67%	(43.65)%
	2007	234		18.50	4,319	6.15%	1.67%	15.34%
	2006	169		16.04	2,713	1.11%	1.67%	9.58%
	2005	126		14.64	1,843	0.10%	1.67%	14.70%
	2004	63		12.76	799	0.05%	1.67%	13.22%
Fidelity VIP Contrafund (AnnuiChoice II™)
	2008	75		7.04	527	0.76%	1.15%	(43.35)%
	2007	70		12.43	865	7.74%	1.15%	15.95%
	2006	6		10.72	69	4.26%	1.15%	7.21%
Fidelity VIP Contrafund Standard (IQ Advisor™)
	2008	—	*	9.61	4	0.91%	0.60%	(43.04)%
	2007	—	*	16.87	7	5.50%	0.60%	16.60%
	2006	—	*	14.47	6	1.03%	0.60%	10.77%
	2005	—	*	13.07	5	0.00%	0.60%	15.93%
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)
	2008	5		5.90	30	0.30%	1.00%	(34.63)%
	2007	7		9.03	67	0.45%	1.00%	(9.71)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disclipined Small Cap (IQ™)
	2008	7		$5.86	$41	0.34%	1.45%	(34.93)%
	2007	8		9.00	69	0.46%	1.45%	(9.99)%
Fidelity VIP Disclipined Small Cap (Grandmaster™)
	2008	2		5.87	14	0.39%	1.35%	(34.86)%
	2007	2		9.01	22	0.46%	1.35%	(9.93)%
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)
	2008	5		5.85	27	0.38%	1.55%	(35.00)%
	2007	5		8.99	48	0.50%	1.55%	(10.05)%
Fidelity VIP Disclipined Small Cap (PinnaclePlus™)
	2008	6		5.83	35	0.39%	1.67%	(35.08)%
	2007	5		8.99	49	0.53%	1.67%	(10.13)%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)
	2008	4		9.42	41	0.40%	1.00%	(41.94)%
	2007	6		16.22	94	5.26%	1.00%	5.66%
	2006	6		15.35	90	0.37%	1.00%	12.68%
	2005	—	*	13.62	—	0.00%	1.00%	19.51%
	2004	3		11.40	32	0.00%	1.00%	0.26%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)
	2008	3		8.60	26	0.48%	1.55%	(42.26)%
	2007	3		14.89	44	3.35%	1.55%	5.07%
	2006	6		14.17	85	0.31%	1.55%	12.06%
	2005	3		12.65	37	0.00%	1.55%	18.86%
	2004	3		10.64	30	0.00%	1.55%	6.40%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)
	2008	—		8.68	—	0.00%	1.35%	(42.14)%
	2007	117		15.00	1,751	6.57%	1.35%	5.28%
	2006	81		14.25	1,158	0.35%	1.35%	12.28%
	2005	3		12.69	39	0.00%	1.35%	19.04%
	2004	3		10.66	33	0.00%	1.35%	6.60%
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)
	2008	4		11.28	44	0.42%	1.45%	(42.20)%
	2007	5		19.52	92	5.16%	1.45%	5.17%
	2006	5		18.56	94	0.11%	1.45%	12.17%
	2005	8		16.55	127	0.00%	1.45%	18.96%
	2004	17		13.91	238	0.00%	1.45%	(0.22)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)
	2008	15		8.55	131	0.47%	1.67%	(42.33)%
	2007	16		14.82	238	5.22%	1.67%	4.94%
	2006	12		14.13	171	0.26%	1.67%	11.92%
	2005	6		12.62	73	0.00%	1.67%	18.62%
Fidelity VIP Equity-Income (Advantedge™)
	2008	1		6.07	5	4.29%	1.60%	(39.27)%
Fidelity VIP Equity-Income (AnnuiChoice™)
	2008	47		8.11	383	1.83%	1.00%	(43.39)%
	2007	67		14.33	956	2.14%	1.00%	0.26%
	2006	75		14.30	1,076	4.28%	1.00%	18.73%
	2005	84		12.04	1,010	1.67%	1.00%	4.53%
	2004	68		11.52	778	1.42%	1.00%	10.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice II™)
	2008	20		$6.22	$127		3.36%	1.15%	(43.47)%
	2007	13		11.00	143		25.01%	1.15%	0.10%
Fidelity VIP Equity-Income (GrandMaster flex3™)
	2008	21		8.32	171		1.85%	1.55%	(43.70)%
	2007	30		14.77	449		1.90%	1.55%	(0.30)%
	2006	34		14.82	499		4.25%	1.55%	18.08%
	2005	35		12.55	436		2.22%	1.55%	3.96%
	2004	38		12.07	458		0.55%	1.55%	9.53%
Fidelity VIP Equity-Income (IQ3™)
	2008	56		7.43	418		1.97%	1.45%	(43.65)%
	2007	75		13.19	987		2.27%	1.45%	(0.20)%
	2006	73		13.21	969		4.50%	1.45%	18.20%
	2005	86		11.18	960		2.11%	1.45%	4.00%
	2004	119		10.75	1,283		1.48%	1.45%	9.69%
Fidelity VIP Equity-Income (Pinnacleplus™)
	2008	106		8.52	901		1.86%	1.67%	(43.77)%
	2007	151		15.15	2,289		2.32%	1.67%	(0.43)%
	2006	128		15.21	1,948		4.19%	1.67%	17.93%
	2005	105		12.90	1,350		1.51%	1.67%	3.79%
	2004	71		12.43	878		0.48%	1.67%	9.42%
Fidelity VIP Freedom 2010 (Advantedge™)
	2008	—	*	7.69	—	*	0.00%	1.60%	(23.10)%
Fidelity VIP Freedom 2010 (Grandmaster™)
	2008	10		7.55	75		4.01%	1.35%	(26.18)%
	2007	9		10.23	87		17.61%	1.35%	2.34%
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)
	2008	8		7.53	56		4.81%	1.55%	(26.33)%
	2007	4		10.22	36		5.90%	1.55%	2.20%
Fidelity VIP Freedom 2010 (IQ3™)
	2008	48		7.54	364		5.23%	1.45%	(26.26)%
	2007	3		10.23	26		18.34%	1.45%	2.27%
Fidelity VIP Freedom 2015 (Advantedge™)
	2008	—	*	7.53	—	*	0.00%	1.60%	(24.74)%
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)
	2008	1		7.37	10		3.55%	1.15%	(28.13)%
	2007	1		10.26	13		11.02%	1.15%	2.61%
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)
	2008	1		7.32	5		3.81%	1.55%	(28.43)%
	2007	—	*	10.23	2		29.66%	1.55%	2.32%
Fidelity VIP Freedom 2015 (IQ3™)
	2008	84		7.34	617		5.22%	1.45%	(28.35)%
	2007	32		10.24	326		12.26%	1.45%	2.39%
Fidelity VIP Freedom 2015 (Pinnacle Plus™)
	2008	26		7.31	189		3.72%	1.67%	(28.51)%
Fidelity VIP Freedom 2020 (Advantedge™)
	2008	—	*	7.03	—	*	0.00%	1.60%	(29.66)%
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)
	2008	3		6.82	22		3.35%	1.15%	(33.58)%
	2007	3		10.27	34		81.18%	1.15%	2.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (IQ3™)
	2008	—	*	$6.79	$—	*	0.00%	1.45%	(33.78)%
	2007	4		10.25	40		15.32%	1.45%	2.51%
Fidelity VIP Freedom 2020 (PinnaclePlus™)
	2008	2		6.76	12		3.23%	1.67%	(33.93)%
	2007	2		10.23	20		14.72%	1.67%	2.35%
Fidelity VIP Freedom 2025 (Advantedge™)
	2008	—	*	6.90	—	*	0.00%	1.60%	(31.03)%
Fidelity VIP Freedom 2030 (PinnaclePlus™)
	2007	—	*	10.25	2		114.95%	1.67%	2.48%
Fidelity VIP Growth & Income (AnnuiChoice™)
	2008	14		8.12	114		3.02%	1.00%	(42.48)%
	2007	15		14.13	209		4.27%	1.00%	10.73%
	2006	16		12.76	209		0.73%	1.00%	11.73%
	2005	20		11.42	227		1.46%	1.00%	6.30%
	2004	33		10.74	359		0.57%	1.00%	4.47%
Fidelity VIP Growth & Income (AnnuiChoice II™)
	2008	4		6.83	28		2.39%	1.15%	(42.57)%
	2007	—	*	11.88	4		1.74%	1.15%	10.57%
Fidelity VIP Growth & Income (GrandMaster flex3™)
	2008	10		8.62	82		2.95%	1.55%	(42.80)%
	2007	15		15.07	229		3.98%	1.55%	10.12%
	2006	16		13.69	219		0.63%	1.55%	11.11%
	2005	14		12.32	171		1.33%	1.55%	5.72%
	2004	14		11.65	160		0.26%	1.55%	3.93%
Fidelity VIP Growth & Income (IQ3™)
	2008	9		7.02	61		3.03%	1.45%	(42.74)%
	2007	10		12.26	122		4.17%	1.45%	10.23%
	2006	17		11.12	188		0.80%	1.45%	11.22%
	2005	27		10.00	272		1.55%	1.45%	5.80%
	2004	43		9.45	408		0.90%	1.45%	4.07%
Fidelity VIP Growth & Income (Pinnacleplus™)
	2008	10		8.08	83		2.83%	1.67%	(42.87)%
	2007	25		14.15	351		4.12%	1.67%	9.98%
	2006	11		12.86	147		0.75%	1.67%	10.98%
	2005	13		11.59	145		1.22%	1.67%	5.65%
	2004	9		10.97	97		0.72%	1.67%	3.69%
Fidelity VIP Growth (Advantedge™)
	2008	3		5.75	16		1.02%	1.60%	(42.48)%
Fidelity VIP Growth (AnnuiChoice™)
	2008	17		6.67	112		0.46%	1.00%	(47.84)%
	2007	24		12.78	310		0.43%	1.00%	25.39%
	2006	19		10.20	199		0.21%	1.00%	5.51%
	2005	31		9.66	303		0.26%	1.00%	4.47%
	2004	36		9.25	334		0.12%	1.00%	2.10%
Fidelity VIP Growth (AnnuiChoice II™)
	2008	15		6.88	101		1.05%	1.15%	(47.92)%
	2007	5		13.20	64		0.71%	1.15%	25.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster™)
	2008	47		$6.09	$283	0.58%	1.35%	(48.02)%
	2007	63		11.71	737	0.18%	1.35%	17.10%
Fidelity VIP Growth (GrandMaster flex3™)
	2008	16		7.73	120	0.52%	1.55%	(48.13)%
	2007	20		14.90	291	0.44%	1.55%	24.69%
	2006	14		11.95	170	0.16%	1.55%	4.93%
	2005	14		11.39	164	0.39%	1.55%	3.92%
	2004	58		10.96	633	0.01%	1.55%	1.48%
Fidelity VIP Growth (IQ3™)
	2008	31		5.09	156	0.40%	1.45%	(48.08)%
	2007	51		9.81	501	0.46%	1.45%	24.81%
	2006	46		7.86	361	0.20%	1.45%	5.03%
	2005	58		7.48	436	0.30%	1.45%	3.93%
	2004	74		7.20	534	0.08%	1.45%	1.69%
Fidelity VIP Growth (Pinnacleplus™)
	2008	24		7.84	187	0.56%	1.67%	(48.19)%
	2007	39		15.13	592	0.43%	1.67%	24.54%
	2006	25		12.15	310	0.15%	1.67%	4.80%
	2005	18		11.59	212	0.27%	1.67%	3.78%
	2004	17		11.17	195	0.02%	1.67%	1.36%
Fidelity VIP Growth Opportunities (Advantedge™)
	2008	2		5.11	10	0.52%	1.60%	(48.88)%
Fidelity VIP Growth Opportunities (AnnuiChoice™)
	2008	3		6.36	16	0.12%	1.00%	(55.59)%
	2007	3		14.32	41	0.00%	1.00%	21.67%
	2006	4		11.77	48	0.48%	1.00%	4.07%
	2005	5		11.31	52	0.58%	1.00%	7.58%
	2004	6		10.51	61	0.35%	1.00%	5.84%
Fidelity VIP Growth Opportunities (AnnuiChoice II™)
	2008	—	*	6.08	1	0.29%	1.15%	(55.65)%
Fidelity VIP Growth Opportunities (GrandMaster flex3™)
	2008	6		6.89	39	0.09%	1.55%	(55.84)%
	2007	8		15.60	129	0.00%	1.55%	20.99%
	2006	9		12.89	111	0.37%	1.55%	3.49%
	2005	3		12.46	40	0.65%	1.55%	7.00%
	2004	7		11.64	85	0.09%	1.55%	5.24%
Fidelity VIP Growth Opportunities (IQ3™)
	2008	8		5.66	45	0.09%	1.45%	(55.79)%
	2007	13		12.81	166	0.00%	1.45%	21.12%
	2006	6		10.57	60	1.45%	1.45%	3.60%
	2005	1		10.21	8	0.89%	1.45%	7.09%
	2004	2		9.53	23	0.31%	1.45%	5.30%
Fidelity VIP Growth Opportunities (Pinnacleplus™)
	2008	7		6.81	46	0.12%	1.67%	(55.89)%
	2007	17		15.44	267	0.00%	1.67%	20.84%
	2006	6		12.77	76	0.46%	1.67%	3.37%
	2005	6		12.36	74	0.64%	1.67%	6.90%
	2004	6		11.56	65	0.10%	1.67%	5.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (AnnuiChoice™)
	2008	32	$11.17	$361	12.81%	1.00%	(25.89)%
	2007	22	15.07	333	7.69%	1.00%	1.51%
	2006	22	14.84	324	7.13%	1.00%	9.92%
	2005	22	13.50	291	16.22%	1.00%	1.30%
	2004	34	13.33	448	9.39%	1.00%	8.29%
Fidelity VIP High Income (AnnuiChoice II™)
	2008	4	7.87	35	10.00%	1.15%	(26.00)%
	2007	1	10.64	12	11.13%	1.15%	1.36%
Fidelity VIP High Income (GrandMaster flex3™)
	2008	112	10.12	1,130	3.67%	1.55%	(26.30)%
	2007	39	13.74	541	3.09%	1.55%	0.95%
	2006	173	13.61	2,352	9.60%	1.55%	9.31%
	2005	208	12.45	2,588	19.14%	1.55%	0.73%
	2004	134	12.36	1,651	12.05%	1.55%	7.67%
Fidelity VIP High Income (IQ3™)
	2008	314	9.06	2,847	5.36%	1.45%	(26.23)%
	2007	83	12.27	1,015	2.85%	1.45%	1.05%
	2006	301	12.15	3,661	9.84%	1.45%	9.42%
	2005	231	11.10	2,569	20.22%	1.45%	0.83%
	2004	180	11.01	1,978	8.20%	1.45%	7.84%
Fidelity VIP High Income (Pinnacleplus™)
	2008	18	9.37	166	6.43%	1.67%	(26.39)%
	2007	22	12.73	285	7.72%	1.67%	0.82%
	2006	22	12.62	281	7.64%	1.67%	9.18%
	2005	23	11.56	264	15.06%	1.67%	0.62%
	2004	18	11.49	208	1.45%	1.67%	7.58%
Fidelity VIP II Index 500 (Advantedge™)
	2008	4	6.71	30	3.76%	1.60%	(32.92)%
Fidelity VIP Index 500 (AnnuiChoice™)
	2008	64	7.73	492	1.21%	1.00%	(37.79)%
	2007	126	12.42	1,569	2.69%	1.00%	4.12%
	2006	36	11.93	432	1.66%	1.00%	14.29%
	2005	47	10.44	489	1.61%	1.00%	3.54%
	2004	52	10.08	529	1.24%	1.00%	9.21%
Fidelity VIP II Index 500 (AnnuiChoice II™)
	2008	15	6.13	89	2.86%	1.15%	(37.88)%
	2007	9	9.86	93	2.97%	1.15%	(1.39)%
Fidelity VIP II Index 500 (Grandmaster™)
	2008	233	6.10	1,423	1.75%	1.35%	(38.01)%
	2007	283	9.85	2,788	2.09%	1.35%	(1.52)%
Fidelity VIP II Index 500 (GrandmasterFlex3™)
	2008	86	6.08	522	1.79%	1.55%	(38.14)%
	2007	100	9.83	980	2.39%	1.55%	(1.66)%
Fidelity VIP Index 500 (IQ3™)
	2008	67	6.85	456	1.81%	1.45%	(38.07)%
	2007	80	11.06	888	2.88%	1.45%	3.65%
	2006	56	10.67	599	1.67%	1.45%	13.77%
	2005	69	9.38	651	1.83%	1.45%	3.10%
	2004	93	9.10	843	1.31%	1.45%	8.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacleplus™)
	2008	131	$8.95	$1,167	1.85%	1.67%	(38.21)%
	2007	159	14.48	2,300	2.60%	1.67%	3.42%
	2006	7	14.00	94	1.49%	1.67%	13.52%
	2005	8	12.33	100	1.60%	1.67%	2.85%
	2004	8	11.99	99	0.82%	1.67%	8.51%
Fidelity VIP Investment Grade Bond (Advantedge™)
	2008	2	9.51	14	0.00%	1.60%	(4.89)%
Fidelity VIP Investment Grade Bond (AnnuiChoice™)
	2008	112	12.26	1,369	3.58%	1.00%	(4.43)%
	2007	69	12.83	881	4.28%	1.00%	3.04%
	2006	77	12.45	955	3.89%	1.00%	3.10%
	2005	87	12.08	1,055	3.63%	1.00%	0.91%
	2004	78	11.97	929	2.44%	1.00%	3.10%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2008	31	9.66	300	6.45%	1.35%	(4.77)%
	2007	34	10.14	348	0.17%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)
	2008	99	10.33	1,027	2.15%	1.55%	(4.96)%
	2007	39	10.87	419	3.99%	1.55%	2.46%
	2006	39	10.61	416	3.29%	1.55%	2.53%
	2005	35	10.35	359	2.44%	1.55%	0.36%
	2004	16	10.31	162	0.00%	1.55%	3.10%
Fidelity VIP Investment Grade Bond (IQ3™)
	2008	52	12.06	626	4.64%	1.45%	(4.86)%
	2007	84	12.68	1,071	4.12%	1.45%	2.57%
	2006	99	12.36	1,221	4.18%	1.45%	2.63%
	2005	117	12.05	1,411	4.14%	1.45%	0.39%
	2004	109	12.00	1,311	5.71%	1.45%	2.74%
Fidelity VIP Investment Grade Bond (Pinnacleplus™)
	2008	36	10.22	372	3.96%	1.67%	(5.08)%
	2007	42	10.77	453	3.42%	1.67%	2.34%
	2006	30	10.52	312	3.63%	1.67%	2.40%
	2005	28	10.28	285	2.16%	1.67%	0.16%
	2004	9	10.26	90	4.71%	1.67%	2.50%
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)
	2008	11	9.97	108	5.67%	1.15%	(4.57)%
	2007	27	10.45	278	1.68%	1.15%	2.88%
	2006	2	10.16	17	0.00%	1.15%	1.56%
Fidelity VIP Mid Cap (AnnuiChoice™)
	2008	35	13.85	489	5.17%	1.00%	(40.21)%
	2007	45	23.17	1,048	0.62%	1.00%	14.18%
	2006	52	20.29	1,056	1.25%	1.00%	11.28%
	2005	52	18.23	944	0.00%	1.00%	16.87%
	2004	48	15.60	744	0.00%	1.00%	23.42%
Fidelity VIP Mid Cap (GrandMaster flex3™)
	2008	56	12.93	726	5.23%	1.55%	(40.55)%
	2007	88	21.75	1,924	0.60%	1.55%	13.54%
	2006	75	19.16	1,437	1.21%	1.55%	10.67%
	2005	64	17.31	1,100	0.00%	1.55%	16.18%
	2004	19	14.90	278	0.00%	1.55%	22.73%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (IQ Annuity™)
	2008	68		$13.00	$882	5.15%	1.45%	(40.49)%
	2007	84		21.85	1,834	0.59%	1.45%	13.66%
	2006	100		19.22	1,926	1.23%	1.45%	10.78%
	2005	101		17.35	1,750	0.00%	1.45%	16.30%
	2004	103		14.92	1,543	0.00%	1.45%	22.90%
Fidelity VIP Mid Cap (Pinnacleplus™)
	2008	84		12.91	1,079	5.14%	1.67%	(40.62)%
	2007	115		21.75	2,500	0.60%	1.67%	13.40%
	2006	89		19.18	1,716	1.21%	1.67%	10.53%
	2005	82		17.35	1,414	0.00%	1.67%	16.06%
	2004	46		14.95	686	0.00%	1.67%	22.54%
Fidelity VIP Mid Cap (AnnuiChoice II™)
	2008	9		7.14	67	2.62%	1.15%	(40.30)%
	2007	5		11.96	65	0.49%	1.15%	14.01%
	2006	—	*	10.49	6	0.00%	1.15%	4.92%
Fidelity VIP Mid Cap (Grandmaster™)
	2008	65		10.72	692	4.78%	1.35%	(40.42)%
	2007	71		17.99	1,282	0.38%	1.35%	13.77%
	2006	—	*	15.81	13	0.00%	1.35%	10.89%
Fidelity VIP Overseas (Advantedge™)
	2008	7		6.05	39	6.42%	1.60%	(39.54)%
Fidelity VIP Overseas (AnnuiChoice™)
	2008	40		10.53	417	4.94%	1.00%	(44.52)%
	2007	45		18.98	862	3.32%	1.00%	15.88%
	2006	18		16.38	298	1.43%	1.00%	16.60%
	2005	24		14.05	335	0.87%	1.00%	17.58%
	2004	20		11.95	242	1.02%	1.00%	12.21%
Fidelity VIP Overseas (GrandMaster™)
	2008	88		5.84	512	5.61%	1.35%	(44.72)%
	2007	247		10.57	2,607	4.78%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3™)
	2008	34		9.53	327	4.62%	1.55%	(44.83)%
	2007	47		17.27	814	2.73%	1.55%	15.23%
	2006	25		14.99	369	1.15%	1.55%	15.95%
	2005	14		12.93	175	0.42%	1.55%	16.98%
	2004	3		11.05	29	0.00%	1.55%	10.50%
Fidelity VIP Overseas (IQ3™)
	2008	59		8.20	485	4.82%	1.45%	(44.78)%
	2007	61		14.85	910	2.99%	1.45%	15.35%
	2006	27		12.87	348	0.76%	1.45%	16.07%
	2005	13		11.09	149	0.98%	1.45%	17.12%
	2004	10		9.47	96	1.47%	1.45%	11.67%
Fidelity VIP Overseas (Pinnacleplus™)
	2008	60		11.73	703	4.37%	1.67%	(44.90)%
	2007	56		21.29	1,187	3.12%	1.67%	15.09%
	2006	32		18.50	585	0.73%	1.67%	15.81%
	2005	11		15.97	170	0.79%	1.67%	16.77%
	2004	6		13.68	81	0.00%	1.67%	11.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice II™)
	2008	15		$7.00	$107		5.55%	1.15%	(44.61)%
	2007	6		12.63	76		2.54%	1.15%	15.70%
	2006	1		10.92	15		0.00%	1.15%	9.18%
Fidelity VIP Value Stratagies (AnnuiChoice™)
	2008	—	*	5.22	—	*	0.00%	1.00%	(47.82)%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2008	2		15.25	30		11.20%	1.00%	(15.83)%
	2007	13		18.12	241		7.71%	1.00%	5.46%
	2006	13		17.18	230		9.74%	1.00%	9.70%
	2005	13		15.66	210		10.63%	1.00%	11.16%
	2004	3		14.09	48		10.78%	1.00%	8.97%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)
	2008	2		15.28	36		8.87%	1.55%	(16.30)%
	2007	3		18.25	58		7.85%	1.55%	4.87%
	2006	5		17.41	84		9.28%	1.55%	9.10%
	2005	5		15.96	79		9.87%	1.55%	10.49%
	2004	5		14.44	70		9.72%	1.55%	8.41%
Van Kampen UIF Emerging Markets Debt (IQ3™)
	2008	1		14.84	14		10.44%	1.45%	(16.21)%
	2007	2		17.71	42		8.49%	1.45%	4.98%
	2006	6		16.87	105		8.36%	1.45%	9.21%
	2005	2		15.45	38		9.96%	1.45%	10.64%
	2004	2		13.96	33		6.77%	1.45%	8.47%
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)
	2008	3		13.44	44		10.18%	1.00%	(38.52)%
	2007	11		21.86	236		2.82%	1.00%	(17.90)%
	2006	40		26.63	1,078		1.44%	1.00%	36.67%
	2005	18		19.48	344		1.49%	1.00%	15.89%
	2004	19		16.81	313		1.65%	1.00%	35.02%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)
	2008	11		12.90	138		8.82%	1.55%	(38.86)%
	2007	19		21.10	403		2.20%	1.55%	(18.36)%
	2006	39		25.85	1,019		1.39%	1.55%	35.92%
	2005	29		19.02	554		1.43%	1.55%	15.25%
	2004	18		16.50	305		1.89%	1.55%	34.26%
Van Kampen UIF U.S. Real Estate (IQ3™)
	2008	5		12.98	61		10.24%	1.45%	(38.80)%
	2007	8		21.20	165		2.11%	1.45%	(18.28)%
	2006	10		25.95	263		1.36%	1.45%	36.05%
	2005	8		19.07	161		1.64%	1.45%	15.38%
	2004	7		16.53	111		1.73%	1.45%	34.39%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)
	2008	1		5.71	6		7.72%	1.15%	(38.61)%
	2007	7		9.30	65		3.99%	1.15%	(18.03)%
	2006	11		11.35	120		0.00%	1.15%	13.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)
	2008	23	$12.86	$295	3.28%	1.45%	(41.25)%
	2007	24	21.88	529	2.14%	1.45%	13.78%
	2006	19	19.23	358	1.41%	1.45%	19.69%
	2005	26	16.07	411	1.07%	1.45%	8.58%
	2004	14	14.80	209	0.88%	1.45%	16.81%
Franklin Growth and Income Securities (Advantedge™)
	2008	3	6.69	23	4.38%	1.60%	(33.11)%
Franklin Growth and Income Securities (AnnuiChoice™)
	2008	46	9.46	438	3.88%	1.00%	(35.79)%
	2007	56	14.74	828	3.92%	1.00%	(4.67)%
	2006	7	15.46	114	2.39%	1.00%	15.59%
	2005	10	13.38	128	2.43%	1.00%	2.49%
	2004	8	13.05	107	1.25%	1.00%	9.48%
Franklin Growth and Income Securities (AnnuiChoice II™)
	2008	4	6.62	26	3.86%	1.15%	(35.89)%
	2007	4	10.33	38	3.85%	1.15%	(4.82)%
Franklin Growth and Income Securities (GrandMaster flex3™)
	2008	29	9.15	264	4.09%	1.55%	(36.15)%
	2007	38	14.34	538	3.58%	1.55%	(5.21)%
	2006	13	15.12	194	2.42%	1.55%	14.95%
	2005	10	13.16	133	2.43%	1.55%	1.90%
	2004	7	12.91	84	1.48%	1.55%	8.95%
Franklin Growth and Income Securities (Grandmaster™)
	2008	81	9.26	750	3.76%	1.35%	(36.02)%
	2007	114	14.48	1,645	3.82%	1.35%	(5.01)%
	2006	25	15.24	388	2.62%	1.35%	15.18%
	2005	32	13.24	421	3.04%	1.35%	2.12%
	2004	27	12.96	348	2.55%	1.35%	9.09%
Franklin Growth and Income Securities (IQ Annuity™)
	2008	88	9.21	814	3.78%	1.45%	(36.09)%
	2007	113	14.41	1,622	3.74%	1.45%	(5.11)%
	2006	30	15.18	460	2.64%	1.45%	15.07%
	2005	34	13.20	446	2.54%	1.45%	2.05%
	2004	32	12.93	412	2.47%	1.45%	8.93%
Franklin Growth and Income Securities (Pinnacleplus™)
	2008	96	8.71	837	3.85%	1.67%	(36.23)%
	2007	147	13.66	2,002	3.81%	1.67%	(5.32)%
	2006	35	14.43	508	2.64%	1.67%	14.81%
	2005	33	12.57	411	2.62%	1.67%	1.83%
	2004	22	12.34	270	2.66%	1.67%	8.72%
Franklin Income Securities (Advantedge™)
	2008	4	7.21	27	9.40%	1.60%	(27.92)%
Franklin Income Securities (AnnuiChoice™)
	2008	31	12.02	376	6.41%	1.00%	(30.36)%
	2007	34	17.27	595	3.76%	1.00%	2.71%
	2006	32	16.81	532	3.76%	1.00%	17.06%
	2005	36	14.36	515	3.72%	1.00%	0.63%
	2004	42	14.27	595	2.98%	1.00%	12.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice II™)
	2008	17	$7.59	$130	7.77%	1.15%	(30.47)%
	2007	12	10.91	133	3.61%	1.15%	2.56%
Franklin Income Securities (GrandMaster flex3™)
	2008	174	11.63	2,021	6.10%	1.55%	(30.75)%
	2007	198	16.79	3,321	3.52%	1.55%	2.14%
	2006	159	16.44	2,608	3.61%	1.55%	16.41%
	2005	122	14.12	1,726	3.84%	1.55%	0.02%
	2004	72	14.12	1,020	2.20%	1.55%	12.06%
Franklin Income Securities (Grandmaster™)
	2008	163	11.77	1,917	6.28%	1.35%	(30.61)%
	2007	204	16.96	3,455	3.84%	1.35%	2.35%
	2006	163	16.57	2,699	4.02%	1.35%	16.65%
	2005	98	14.21	1,391	3.65%	1.35%	0.27%
	2004	77	14.17	1,096	3.01%	1.35%	12.28%
Franklin Income Securities (IQ Annuity™)
	2008	92	11.70	1,073	6.46%	1.45%	(30.68)%
	2007	130	16.88	2,194	3.37%	1.45%	2.25%
	2006	99	16.51	1,640	3.24%	1.45%	16.53%
	2005	75	14.17	1,066	3.40%	1.45%	0.11%
	2004	33	14.15	470	3.07%	1.45%	12.21%
Franklin Income Securities (Pinnacleplus™)
	2008	151	10.27	1,555	6.28%	1.67%	(30.83)%
	2007	185	14.84	2,743	3.61%	1.67%	2.02%
	2006	144	14.55	2,094	3.74%	1.67%	16.27%
	2005	132	12.51	1,653	3.79%	1.67%	(0.05)%
	2004	82	12.52	1,032	3.04%	1.67%	11.89%
Franklin Large Cap Growth Securities (Advantedge™)
	2008	1	6.94	10	0.00%	1.60%	(30.56)%
Franklin Large Cap Growth Securities (AnnuiChoice™)
	2008	4	9.60	35	3.42%	1.00%	(35.18)%
	2007	4	14.82	61	0.63%	1.00%	5.16%
	2006	4	14.09	59	0.61%	1.00%	9.79%
	2005	12	12.83	149	0.68%	1.00%	0.01%
	2004	20	12.83	258	0.41%	1.00%	6.92%
Franklin Large Cap Growth Securities (GrandMaster flex3™)
	2008	9	9.29	88	3.93%	1.55%	(35.55)%
	2007	20	14.41	290	0.71%	1.55%	4.58%
	2006	20	13.78	278	0.71%	1.55%	9.18%
	2005	30	12.62	383	0.60%	1.55%	(0.47)%
	2004	19	12.68	245	0.40%	1.55%	6.20%
Franklin Large Cap Growth Securities (Grandmaster™)
	2008	5	9.40	52	3.64%	1.35%	(35.42)%
	2007	19	14.56	277	0.72%	1.35%	4.79%
	2006	11	13.89	153	0.77%	1.35%	9.40%
	2005	12	12.70	148	0.63%	1.35%	(0.34)%
	2004	16	12.74	199	0.60%	1.35%	6.52%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Annuity™)
	2008	22		$9.34	$202	3.57%	1.45%	(35.48)%
	2007	29		14.48	426	0.68%	1.45%	4.68%
	2006	22		13.84	300	0.87%	1.45%	9.29%
	2005	25		12.66	318	0.54%	1.45%	(0.40)%
	2004	11		12.71	145	0.43%	1.45%	6.36%
Franklin Large Cap Growth Securities (Pinnacleplus™)
	2008	21		8.42	178	3.55%	1.67%	(35.63)%
	2007	35		13.08	458	0.65%	1.67%	4.45%
	2006	27		12.52	336	0.78%	1.67%	9.05%
	2005	27		11.48	305	0.52%	1.67%	(0.58)%
	2004	29		11.55	333	0.47%	1.67%	6.06%
Franklin Large Cap Growth Securities (AnnuiChoice II™)
	2008	9		7.35	68	3.52%	1.15%	(35.28)%
	2007	9		11.36	99	0.94%	1.15%	5.00%
	2006	—	*	10.82	8	0.00%	1.15%	8.16%
Franklin Mutual Shares Securities (AnnuiChoice™)
	2008	13		6.87	87	3.77%	1.15%	(37.83)%
	2007	64		17.88	1,142	1.91%	1.00%	2.44%
	2006	49		17.45	853	1.97%	1.00%	17.20%
	2005	28		14.89	413	0.99%	1.00%	9.48%
	2004	23		13.60	313	0.53%	1.00%	11.48%
Franklin Mutual Shares Securities (Advantedge™)
	2008	17		6.64	111	7.31%	1.60%	(33.60)%
Franklin Mutual Shares Securities (AnnuiChoice™)
	2008	42		11.13	468	4.07%	1.00%	(37.74)%
Franklin Mutual Shares Securities (AnnuiChoice II™)
	2008	13		6.87	87	3.77%	1.15%	(37.83)%
	2007	23		11.05	257	1.75%	1.15%	2.28%
Franklin Mutual Shares Securities (GrandMaster flex3™)
	2008	113		10.76	1,212	3.93%	1.55%	(38.09)%
	2007	123		17.39	2,146	2.01%	1.55%	1.87%
	2006	86		17.07	1,460	1.99%	1.55%	16.55%
	2005	65		14.64	946	0.95%	1.55%	8.88%
	2004	32		13.45	436	0.37%	1.55%	10.88%
Franklin Mutual Shares Securities (IQ Annuity™)
	2008	25		10.83	266	3.18%	1.45%	(38.02)%
	2007	52		17.47	904	1.94%	1.45%	1.97%
	2006	36		17.14	618	1.74%	1.45%	16.67%
	2005	20		14.69	295	0.92%	1.45%	8.96%
	2004	8		13.48	107	0.88%	1.45%	10.95%
Franklin Mutual Shares Securities (Pinnacleplus™)
	2008	104		9.83	1,019	3.81%	1.67%	(38.16)%
	2007	128		15.90	2,031	2.17%	1.67%	1.74%
	2006	93		15.63	1,447	2.20%	1.67%	16.41%
	2005	65		13.42	868	0.95%	1.67%	8.70%
	2004	30		12.35	375	0.78%	1.67%	10.76%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities Standard (IQ Advisor™)
	2008	1		$9.22	$8	3.89%	0.60%	(37.49)%
	2007	1		14.75	13	2.05%	0.60%	2.86%
	2006	—	*	14.34	13	2.08%	0.60%	17.67%
	2005	—	*	12.18	11	0.00%	0.60%	9.86%
Franklin Mutual Shares Securities (Grandmaster™)
	2008	151		10.90	1,649	3.92%	1.35%	(37.96)%
	2007	180		17.56	3,166	1.72%	1.35%	2.08%
	2006	76		17.21	1,306	2.13%	1.35%	16.79%
	2005	73		14.73	1,072	0.89%	1.35%	9.05%
	2004	64		13.51	868	0.81%	1.35%	11.10%
Franklin Small Cap Value Securities (AnnuiChoice™)
	2008	12		5.90	70	1.82%	1.00%	(33.69)%
	2007	—	*	8.90	1	0.00%	1.00%	(10.96)%
Franklin Small Cap Value Securities (Grandmaster™)
	2008	127		5.87	747	2.04%	1.35%	(33.92)%
Franklin Small Cap Value Securities (GrandmasterFlex3™)
	2008	7		5.85	44	1.43%	1.55%	(34.06)%
	2007	6		8.87	55	1.45%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ3 ™)
	2008	1		5.86	7	1.83%	1.45%	(33.99)%
	2007	1		8.88	10	1.18%	1.45%	(11.24)%
Franklin Small Cap Value Securities (PinnaclePlus ™)
	2008	63		5.84	365	1.94%	1.67%	(34.14)%
	2007	2		8.86	14	0.00%	1.67%	(11.37)%
Templeton Foriegn Securities Fund (Advantedge™)
	2008	5		6.49	33	0.00%	1.60%	(35.07)%
Templeton Foreign Securities Fund (GrandMaster flex3™)
	2008	30		12.78	388	3.32%	1.55%	(41.31)%
	2007	34		21.77	749	2.03%	1.55%	13.66%
	2006	27		19.16	525	1.19%	1.55%	19.57%
	2005	39		16.02	620	1.09%	1.55%	8.47%
	2004	12		14.77	181	0.68%	1.55%	16.67%
Templeton Foreign Securities Fund (Grandmaster™)
	2008	13		12.94	166	3.54%	1.35%	(41.19)%
	2007	13		21.99	292	1.69%	1.35%	13.89%
	2006	13		19.31	247	0.89%	1.35%	19.81%
	2005	20		16.12	323	1.53%	1.35%	8.68%
	2004	10		14.83	147	0.98%	1.35%	16.96%
Templeton Foreign Securities Fund (Pinnacleplus™)
	2008	42		11.80	490	3.29%	1.67%	(41.38)%
	2007	51		20.12	1,032	2.08%	1.67%	13.52%
	2006	33		17.73	585	1.23%	1.67%	19.42%
	2005	24		14.84	351	1.12%	1.67%	8.35%
	2004	17		13.70	237	1.16%	1.67%	16.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice™)
	2008	10		$13.21	$132	2.81%	1.00%	(40.98)%
	2007	6		22.38	134	1.93%	1.00%	14.30%
	2006	4		19.58	87	1.11%	1.00%	20.24%
	2005	9		16.29	154	0.93%	1.00%	9.10%
	2004	4		14.93	61	0.67%	1.00%	17.28%
Templeton Foreign Securities Fund (AnnuiChoice II™)
	2008	3		7.37	22	3.82%	1.15%	(41.07)%
	2007	2		12.51	21	1.58%	1.15%	14.12%
	2006	—	*	10.96	2	0.00%	1.15%	9.64%
Templeton Growth Securities (Advantedge™)
	2008	4		6.31	27	3.29%	1.60%	(36.86)%
Templeton Growth Securities (AnnuiChoice™)
	2008	5		10.85	55	2.12%	1.00%	(42.90)%
	2007	6		19.00	119	1.92%	1.00%	1.32%
	2006	4		18.75	80	1.12%	1.00%	20.59%
	2005	9		15.55	139	1.01%	1.00%	7.74%
	2004	5		14.43	77	0.39%	1.00%	14.89%
Templeton Growth Securities (AnnuiChoice II™)
	2008	4		6.36	26	2.04%	1.15%	(42.99)%
	2007	3		11.15	39	1.56%	1.15%	1.16%
Templeton Growth Securities (GrandMaster flex3™)
	2008	77		10.49	803	2.11%	1.55%	(43.22)%
	2007	84		18.48	1,560	1.61%	1.55%	0.75%
	2006	57		18.34	1,048	1.21%	1.55%	19.93%
	2005	43		15.29	660	1.07%	1.55%	7.16%
	2004	20		14.27	288	0.58%	1.55%	14.25%
Templeton Growth Securities (Grandmaster™)
	2008	23		10.62	246	2.12%	1.35%	(43.10)%
	2007	22		18.66	415	1.79%	1.35%	0.96%
	2006	63		18.49	1,165	1.58%	1.35%	20.17%
	2005	24		15.38	364	1.11%	1.35%	7.43%
	2004	23		14.32	327	1.11%	1.35%	14.47%
Templeton Growth Securities (IQ Annuity™)
	2008	63		10.55	665	1.53%	1.45%	(43.16)%
	2007	48		18.57	885	1.44%	1.45%	0.86%
	2006	86		18.41	1,584	0.85%	1.45%	20.05%
	2005	23		15.34	354	1.08%	1.45%	7.26%
	2004	10		14.30	138	1.25%	1.45%	14.40%
Templeton Growth Securities (Pinnacleplus™)
	2008	43		9.64	413	2.08%	1.67%	(43.29)%
	2007	62		16.99	1,056	1.65%	1.67%	0.63%
	2006	62		16.88	1,048	1.21%	1.67%	19.78%
	2005	42		14.10	599	1.25%	1.67%	7.03%
	2004	8		13.17	105	1.34%	1.67%	14.12%
Templeton Growth Securities Standard (IQ Advisor™)
	2008	—	*	8.62	4	2.06%	0.60%	(42.67)%
	2007	—	*	15.04	7	1.65%	0.60%	1.73%
	2006	—	*	14.78	7	1.32%	0.60%	21.08%
	2005	—	*	12.21	6	0.00%	0.60%	8.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (AnnuiChoice™)
	2008	8		$10.49	$88		2.71%	1.00%	(36.45)%
	2007	7		16.51	111		1.67%	1.00%	(3.31)%
	2006	7		17.07	115		3.20%	1.00%	14.89%
	2005	17		14.86	246		1.12%	1.00%	3.05%
	2004	25		14.42	355		0.28%	1.00%	16.29%
Van Kampen LIT Comstock (GrandMaster flex3™)
	2008	17		10.15	175		2.85%	1.55%	(36.80)%
	2007	17		16.06	276		1.73%	1.55%	(3.85)%
	2006	19		16.70	319		2.55%	1.55%	14.25%
	2005	20		14.62	289		0.82%	1.55%	2.50%
	2004	10		14.26	138		0.36%	1.55%	15.65%
Van Kampen LIT Comstock (Grandmaster™)
	2008	6		10.27	65		2.69%	1.35%	(36.67)%
	2007	7		16.22	112		1.76%	1.35%	(3.65)%
	2006	11		16.83	184		3.63%	1.35%	14.48%
	2005	25		14.70	361		1.49%	1.35%	2.68%
	2004	157		14.32	2,249		0.12%	1.35%	15.86%
Van Kampen LIT Comstock (IQ Annuity™)
	2008	5		10.21	47		3.32%	1.45%	(36.74)%
	2007	9		16.14	138		1.61%	1.45%	(3.75)%
	2006	9		16.77	146		2.92%	1.45%	14.37%
	2005	13		14.66	186		0.11%	1.45%	2.59%
	2004	—	*	14.29	7		0.00%	1.45%	15.71%
Van Kampen LIT Comstock (Pinnacleplus™)
	2008	18		9.23	166		3.08%	1.67%	(36.88)%
	2007	21		14.62	314		1.64%	1.67%	(3.97)%
	2006	22		15.22	342		2.46%	1.67%	14.11%
	2005	21		13.34	286		0.92%	1.67%	2.39%
	2004	15		13.03	190		0.65%	1.67%	15.41%
Van Kampen LIT Strategic Growth (GrandMaster flex3™)
	2008	1		7.74	6		0.19%	1.55%	(49.91)%
	2007	1		15.45	11		0.00%	1.55%	14.83%
	2006	2		13.45	23		0.00%	1.55%	1.04%
	2005	1		13.31	14		0.01%	1.55%	6.01%
	2004	1		12.56	18		0.00%	1.55%	5.10%
Van Kampen LIT Strategic Growth (AnnuiChoice™)
	2008	—	*	8.00	—	*	0.23%	1.00%	(49.63)%
	2007	1		15.88	9		0.00%	1.00%	15.47%
Van Kampen LIT Strategic Growth (Grandmaster™)
	2008	—	*	7.83	—	*	0.29%	1.35%	(49.80)%
	2007	—	*	15.60	—		0.00%	1.35%	15.06%
	2006	—	*	13.56	6		0.00%	1.35%	1.24%
	2005	—	*	13.40	6		0.01%	1.35%	6.23%
	2004	1		12.61	10		0.00%	1.35%	5.26%
Van Kampen LIT Strategic Growth (IQ Annuity™)
	2008	—	*	7.79	—	*	0.21%	1.45%	(49.86)%
	2007	—	*	15.53	1		0.00%	1.45%	14.94%
	2006	—	*	13.51	1		0.00%	1.45%	1.14%
	2005	—	*	13.36	1		0.00%	1.45%	6.08%
	2004	—	*	12.59	1		0.00%	1.45%	5.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Strategic Growth (Pinnacleplus™)
	2008	11	$6.81	$75	0.18%	1.67%	(49.97)%
	2007	23	13.62	310	0.00%	1.67%	14.69%
	2006	7	11.87	87	0.00%	1.67%	0.92%
	2005	7	11.77	77	0.01%	1.67%	5.80%
	2004	6	11.12	69	0.00%	1.67%	5.00%
Van Kampen UIF Emerging Markets Debt (Advantedge™)
	2008	3	8.40	24	15.29%	1.60%	(16.05)%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2008	2	8.58	18	16.76%	1.00%	(15.83)%
	2007	1	10.20	10	0.00%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)
	2008	1	8.56	8	16.91%	1.15%	(15.96)%
Van Kampen UIF Emerging Markets Debt (Grandmaster™)
	2008	1	14.37	18	9.41%	1.35%	(16.13)%
	2007	1	17.13	23	7.86%	1.35%	4.95%
	2006	5	16.32	77	10.33%	1.35%	9.31%
	2005	6	14.93	97	7.27%	1.35%	10.62%
	2004	4	13.50	53	10.66%	1.35%	8.61%
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)
	2008	11	8.50	95	8.61%	1.55%	(16.30)%
	2007	20	10.16	199	1.40%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2007	13	17.05	230	0.00%	1.45%	4.84%
	2008	9	14.28	125	8.94%	1.45%	(16.22)%
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)
	2008	18	12.44	218	9.17%	1.67%	(16.40)%
	2007	22	14.88	326	7.75%	1.67%	4.61%
	2006	22	14.23	314	10.06%	1.67%	8.96%
	2005	22	13.06	290	8.71%	1.67%	10.29%
	2004	5	11.84	63	7.92%	1.67%	8.23%
Van Kampen UIF Emerging Markets Equity (Advantedge™)
	2008	10	4.66	47	7.51%	1.60%	(53.42)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)
	2008	10	18.83	181	7.62%	1.00%	(57.18)%
	2007	22	43.96	966	0.88%	1.00%	39.05%
	2006	19	31.62	590	0.27%	1.00%	35.80%
	2005	5	23.28	118	0.33%	1.00%	32.44%
	2004	4	17.58	62	0.72%	1.00%	21.75%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)
	2008	28	18.21	502	7.56%	1.55%	(57.42)%
	2007	34	42.76	1,433	0.72%	1.55%	38.27%
	2006	16	30.93	507	0.80%	1.55%	35.05%
	2005	14	22.90	320	0.24%	1.55%	31.68%
	2004	3	17.39	48	1.13%	1.55%	21.10%
Van Kampen UIF Emerging Markets Equity (Grandmaster™)
	2008	31	18.43	570	9.30%	1.35%	(57.33)%
	2007	18	43.20	760	0.65%	1.35%	38.56%
	2006	15	31.18	465	0.74%	1.35%	35.32%
	2005	14	23.04	332	0.27%	1.35%	31.95%
	2004	15	17.46	257	0.58%	1.35%	21.33%

(1)  Results for  periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)
	2008	13	$18.32	$234	6.83%	1.45%	(57.37)%
	2007	10	42.98	439	0.66%	1.45%	38.41%
	2006	4	31.05	113	1.22%	1.45%	35.19%
	2005	1	22.97	30	0.04%	1.45%	31.85%
	2004	1	17.42	16	0.18%	1.45%	21.22%
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)
	2008	31	15.88	485	7.88%	1.67%	(57.47)%
	2007	35	37.33	1,308	0.82%	1.67%	38.10%
	2006	24	27.03	657	0.72%	1.67%	34.89%
	2005	19	20.04	379	0.23%	1.67%	31.50%
	2004	3	15.24	44	0.97%	1.67%	20.95%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)
	2008	5	7.12	36	8.01%	1.15%	(57.24)%
	2007	20	16.65	329	0.78%	1.15%	38.84%
	2006	6	11.99	72	0.00%	1.15%	19.89%
Van Kampen UIF U.S. Mid Cap Value (Advantedge™)
	2008	2	6.09	10	0.00%	1.60%	(39.11)%
Van Kampen UIF U.S. Mid Cap Value (Grandmaster™)
	2008	1	6.10	5	73.72%	1.35%	(39.01)%
Van Kampen UIF U.S. Mid Cap Value (Grandmaster flex3™)
	2008	2	6.09	10	0.00%	1.55%	(39.09)%
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus™)
	2008	16	6.09	97	11.02%	1.67%	(39.14)%
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)
	2008	26	4.73	122	8.13%	1.00%	(38.68)%
	2007	1	7.72	6	5.60%	1.00%	(22.80)%
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)
	2008	7	4.72	31	9.81%	1.15%	(38.77)%
	2007	9	7.71	70	2.22%	1.15%	(22.88)%
Van Kampen UIF U.S. Real Estate (Grandmaster™)
	2008	25	14.02	344	10.97%	1.35%	(38.90)%
	2007	15	22.95	339	2.01%	1.35%	(18.40)%
	2006	24	28.12	661	1.27%	1.35%	35.82%
	2005	26	20.71	534	1.47%	1.35%	15.16%
	2004	30	17.98	534	2.09%	1.35%	34.28%
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)
	2008	13	4.69	59	8.90%	1.55%	(39.02)%
	2007	12	7.69	93	2.52%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2008	7	13.94	99	7.19%	1.45%	(38.96)%
	2007	5	22.83	116	1.01%	1.45%	(18.48)%
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)
	2008	55	11.86	655	9.08%	1.67%	(39.09)%
	2007	44	19.48	856	1.93%	1.67%	(18.66)%
	2006	45	23.95	1,075	1.27%	1.67%	35.38%
	2005	44	17.69	775	1.40%	1.67%	14.79%
	2004	21	15.41	318	2.20%	1.67%	33.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)
	2008	10	$9.74	$98	2.57%	1.00%	(34.99)%
	2007	9	14.98	138	1.02%	1.00%	(3.14)%
	2006	8	15.46	131	0.60%	1.00%	16.02%
	2005	13	13.33	170	0.52%	1.00%	2.99%
	2004	15	12.94	191	0.22%	1.00%	16.26%
DWS Small Cap Index VIP (AnnuiChoice II™)
	2008	2	6.84	15	2.01%	1.15%	(35.08)%
	2007	1	10.54	12	1.03%	1.15%	(3.29)%
DWS Small Cap Index VIP (GrandMaster flex3™)
	2008	11	10.12	115	2.63%	1.55%	(35.35)%
	2007	12	15.65	191	1.00%	1.55%	(3.68)%
	2006	18	16.24	287	0.54%	1.55%	15.38%
	2005	16	14.08	221	0.71%	1.55%	2.39%
	2004	15	13.75	212	0.21%	1.55%	15.64%
DWS Small Cap Index VIP (Grandmaster™)
	2008	2	8.58	16	1.95%	1.35%	(35.22)%
	2007	1	13.25	17	0.43%	1.35%	(3.49)%
	2006	2	13.73	25	0.09%	1.35%	15.61%
	2005	33	11.87	387	0.18%	1.35%	2.61%
	2004	20	11.57	231	0.00%	1.35%	15.70%
DWS Small Cap Index VIP (IQ3™)
	2008	7	9.37	62	2.61%	1.45%	(35.28)%
	2007	7	14.48	103	0.98%	1.45%	(3.59)%
	2006	9	15.01	133	0.45%	1.45%	15.50%
	2005	10	13.00	133	0.77%	1.45%	2.52%
	2004	7	12.68	87	0.19%	1.45%	15.69%
DWS Small Cap Index VIP (Pinnacleplus™)
	2008	29	9.77	281	2.65%	1.67%	(35.43)%
	2007	35	15.13	534	1.05%	1.67%	(3.80)%
	2006	34	15.73	527	0.60%	1.67%	15.24%
Non-Affiliated Advisor Class:
Pimco VIT All Asset (AnnuiChoice™)
	2008	6	8.25	53	8.05%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II™)
	2008	16	8.31	136	8.55%	1.15%	(16.88)%
Pimco VIT All Asset (IQ Annuity™)
	2008	3	8.22	26	11.80%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle Plus™)
	2008	21	8.21	174	8.86%	1.67%	(17.88)%
Pimco VIT Commodity Real Return Strategy (Advantedge™)
	2008	9	4.79	45	8.34%	1.60%	(52.12)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)
	2008	2	4.77	10	7.53%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)
	2008	5	4.81	22	11.42%	1.15%	(51.93)%
Pimco VIT Commodity Real Return Strategy (Grandmaster™)
	2008	9	4.76	42	11.04%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)
	2008	2	4.76	10	9.08%	1.55%	(52.44)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)
	2008	18		$4.76	$84		12.23%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)
	2008	17		4.75	82		6.52%	1.67%	(52.48)%
Pimco VIT Low Duration (IQ Annuity™)
	2008	2		9.69	15		10.23%	1.45%	(3.08)%
Pimco VIT Low Duration (Pinnacle Plus™)
	2008	10		9.68	92		6.82%	1.67%	(3.22)%
Pimco VIT Real Return (Advantedge™)
	2008	1		8.89	8		3.47%	1.60%	(11.07)%
Pimco VIT Real Return (AnnuiChoice™)
	2008	—	*	8.94	—	*	3.53%	1.00%	(10.56)%
Pimco VIT Real Return (IQ Annuity™)
	2008	5		8.92	47		3.78%	1.45%	(10.83)%
Pimco VIT Real Return (Grandmaster™)
	2008	2		8.92	16		3.47%	1.35%	(10.77)%
Pimco VIT Real Return (Grandmaster flex3™)
	2008	—	*	8.91	—	*	3.43%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus™)
	2008	4		8.90	33		3.47%	1.67%	(10.97)%
Pimco VIT Total Return (Advantedge™)
	2008	35		10.13	356		6.16%	1.60%	1.31%
Pimco VIT Total Return (AnnuiChoice™)
	2008	20		10.04	200		6.40%	1.00%	0.36%
Pimco VIT Total Return (AnnuiChoice II™)
	2008	43		10.17	440		6.09%	1.15%	1.70%
Pimco VIT Total Return (IQ Annuity™)
	2008	31		10.01	309		7.16%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster™)
	2008	6		10.01	58		5.63%	1.35%	0.12%
Pimco VIT Total Return (Grandmaster flex3™)
	2008	3		10.00	28		8.03%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus™)
	2008	27		9.99	268		6.79%	1.67%	(0.10)%
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (Advantedge™)
	2008	3		8.38	23		1.04%	1.60%	(16.15)%
Rydex VT Absolute Return Strategies (AnnuiChoice™)
	2008	50		8.31	420		1.19%	1.00%	(16.90)%
Rydex VT Absolute Return Strategies (AnnuiChoice II™)
	2008	71		8.42	595		1.16%	1.15%	(15.82)%
Rydex VT Absolute Return Strategies (Grandmaster™)
	2008	1		8.29	7		0.99%	1.35%	(17.09)%
Rydex VT Absolute Return Strategies (Grandmaster flex3™)
	2008	1		8.28	4		1.24%	1.55%	(17.21)%
Rydex VT Absolute Return Strategies (IQ Annuity™)
	2008	5		8.28	41		1.51%	1.45%	(17.15)%
Rydes VT Absolute Return Strategies (Pinnacle Plus™)
	2008	2		8.27	20		2.68%	1.67%	(17.28)%
Rydex VT Hedged Equity (Advantedge™)
	2008	5		8.16	44		2.14%	1.60%	(18.37)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class (continued):
Rydex VT Hedged Equity (AnnuiChoice™)
	2008	—	*	$7.97	$2		2.86%	1.00%	(20.26)%
Rydex VT Hedged Equity (AnnuiChoice II™)
	2008	—	*	8.20	2		2.13%	1.15%	(18.05)%
Rydex VT Hedged Equity (Grandmaster™)
	2008	7		7.95	52		1.71%	1.35%	(20.45)%
Rydex VT Hedged Equity (Grandmaster flex3™)
	2008	—	*	7.94	3		2.89%	1.55%	(20.56)%
Rydex VT Hedged Equity (IQ Annuity™)
	2008	19		7.95	152		3.24%	1.45%	(20.51)%
Rydes VT Hedged Equity (Pinnacle Plus™)
	2008	21		7.94	165		2.33%	1.67%	(20.63)%
Rydex VT Sector Rotation (Advantedge™)
	2008	4		6.64	28		0.28%	1.60%	(33.63)%
Rydex VT Sector Rotation (AnnuiChoice™)
	2008	1		6.48	6		0.38%	1.00%	(35.17)%
Rydex VT Sector Rotation (AnnuiChoice II™)
	2008	3		6.66	20		0.32%	1.15%	(33.37)%
Rydex VT Sector Rotation (IQ Annuity™)
	2008	—	*	6.46	—	*	0.28%	1.45%	(35.37)%
Rydex VT Sector Rotation (Grandmaster™)
	2008	—	*	6.47	2		0.39%	1.35%	(35.33)%
Rydes VT Sector Rotation (Pinnacle Plus™)
	2008	—	*	6.45	3		0.03%	1.67%	(35.47)%
Rydex VT Managed Futures Strategies (Advantedge™)
	2008	1		9.51	10		0.00%	1.60%	(4.94)%
Rydex VT Managed Futures Strategies (Annuichoice™)
	2008	1		9.51	9		0.00%	1.00%	(4.87)%
Rydex VT Managed Futures Strategies (Pinnacle Plus™)
	2008	6		9.51	57		0.00%	1.67%	(4.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company Years Ended December 31, 2008, 2007 and 2006

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008.  Our audits also included the statutory-basis financial statement schedules listed in the contents page.  These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2008, the Company changed its method of accounting for the separate account assets and liabilities related to its market value adjusted annuity products.  Further, in 2007, the Company change the valuation bases of its statutory reserves for certain annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 3, 2009

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2008	2007
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$1,354,511	$993,174
Preferred and common stocks	41,601	38,230
Mortgage loans	3,949	2,754
Policy loans	41,491	42,357
Cash, cash equivalents and short-term investments	64,357	12,455
Receivable for securities	443	344
Other invested assets	19,494	—
Total cash and invested assets	1,525,846	1,089,314

Investment income due and accrued	16,429	10,403
Net deferred income tax asset	8,502	13,748
Other admitted assets	495	926
Separate account assets	2,486,270	2,563,118
Total admitted assets	$4,037,542	$3,677,509

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,310,036	$928,891
Liability for deposit-type contracts	74,050	60,082
Policy and contract claims	146	51
Deposits on policies to be issued	3,296	5,220
Total policy and contract liabilities	1,387,528	994,244

General expense due and accrued	253	238
Transfer from separate accounts due and accrued, net	(27,551)	(48,625)
Asset valuation reserve	690	17,162
Other liabilities	5,804	2,313
Borrowed money and interest	—	6,924
Separate account liabilities	2,486,270	2,563,118
Total liabilities	3,852,994	3,535,374

Capital and surplus:
Common stock, $10 par value, 200 shares authorized, issued and outstanding	2,000	2,000
Paid-in surplus	300,543	206,371
Accumulated deficit	(117,995)	(66,236)
Total capital and surplus	184,548	142,135
Total liabilities and capital and surplus	$4,037,542	$3,677,509

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$777,555	$523,228	$528,350
Net investment income	73,689	55,251	51,555
Considerations for supplementary contracts with life contingencies	4,210	5,685	3,166
Amortization of interest maintenance reserve	(981)	(933)	(466)
Fees from management of separate account	7,135	8,588	7,614
Other revenues	1,304	1,579	1,363
Total premiums and other revenues	862,912	593,398	591,582

Benefits paid or provided:
Death benefits	3,685	3,921	2,750
Annuity benefits	65,150	62,998	55,844
Surrender benefits	337,068	402,034	256,327
Payments on supplementary contracts	1,888	1,427	1,093
Other benefits	1,011	875	604
Increase in policy reserves and other policyholders’ funds	391,880	92,810	53,026
Total benefits paid or provided	800,682	564,065	369,644

Insurance expenses and other deductions:
Commissions	39,383	26,065	25,489
Commissions and expenses on reinsurance assumed	383	1,736	2,439
General expenses	13,968	12,623	11,142
Net transfers to (from) separate accounts	55,273	(20,361)	171,850
Other deductions	(36)	(1,132)	(1,308)
Total insurance expenses and other deductions	108,971	18,931	209,612

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	(46,741)	10,402	12,326

Federal income tax expense (benefit), excluding tax on capital gains (losses)	(12,681)	1,016	(22,086)

Gain (loss) from operations before net realized capital gains (losses)	(34,060)	9,386	34,412

Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(22,696)	(4,271)	3,480
Net income (loss)	$(56,756)	$5,115	$37,892

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2008, 2007 and 2006

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(in thousands)
Balance, January 1, 2006	$2,000	$206,371	$(110,044)	$98,327

Net income (loss)	—	—	37,892	37,892
Change in net deferred income tax	—	—	(27,490)	(27,490)
Net change in unrealized gains (losses) on investments (net of deferred taxes of $0)	—	—	—	—
Net change in nonadmitted assets and related items	—	—	21,015	21,015
Change in asset valuation reserve	—	—	(2,458)	(2,458)
Change in surplus in separate accounts	—	—	1,788	1,788
Balance, December 31, 2006	2,000	206,371	(79,297)	129,074

Net income (loss)	—	—	5,115	5,115
Change in net deferred income tax	—	—	4,365	4,365
Net change in unrealized gains on investments (net of deferred taxes of $0)	—	—	—	—
Net change in nonadmitted assets and related items	—	—	(4,787)	(4,787)
Change in reserve on account of change in valuation basis	—	—	9,335	9,335
Change in asset valuation reserve	—	—	4,636	4,636
Change in surplus in separate accounts	—	—	(5,603)	(5,603)
Balance, December 31, 2007	2,000	206,371	(66,236)	142,135

Net income (loss)	—	—	(56,756)	(56,756)
Change in deferred income tax	—	—	10,036	10,036
Net change in unrealized gains (losses) on investments (net of deferred taxes of $3,795)	—	—	(7,050)	(7,050)
Net change in nonadmitted assets and related items	—	—	(16,253)	(16,253)
Changes in reserves on account of changes in valuation basis	—	—	10,101	10,101
Change in asset valuation reserve	—	—	16,472	16,472
Change in surplus in separate accounts	—	—	(8,309)	(8,309)
Capital Contributions	—	94,172	—	94,172
Balance, December 31, 2008	$2,000	$300,543	$(117,995)	$184,548

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$781,766	$528,913	$531,516
Net investment income received	65,455	53,790	50,933
Benefits paid	(458,685)	(476,428)	(315,691)
Net transfers from (to) separate accounts	(34,199)	57,229	(198,766)
Commissions and expense paid	(53,703)	(39,179)	(37,781)
Other, net	20,095	7,776	36,619
Net cash from (for) operations	320,729	132,101	66,830

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	392,255	517,025	541,820
Preferred stocks	5,453	28,682	23,232
Mortgage loans	51	3,480	414
Miscellaneous proceeds	3,988	—	863
Net proceeds from investments sold, matured or repaid	401,747	549,187	566,329

Cost of investments acquired:
Debt securities	739,298	647,353	677,362
Preferred stocks	1,000	18,991	44,455
Mortgage loans	1,246	2,754	3,504
Other invested assets	16,994	3,099	—
Miscellaneous applications	—	358	—
Total cost of investments acquired	758,538	672,555	725,321

Net change in policy and other loans	(866)	2,312	1,732
Net cash from (for) investments	(355,925)	(125,680)	(160,724)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	40,000	—	—
Borrowed money	(6,924)	(15,886)	9,561
Net deposits on deposit-type contract funds and other insurance liabilities	53,188	4,506	2,401
Other cash provided (applied)	834	3,833	(3,588)
Net cash from (for) financing and miscellaneous sources	87,098	(7,547)	8,374

Net change in cash, cash equivalents and short-term investments	51,902	(1,126)	(85,520)
Cash, cash equivalents and short-term investments:
Beginning of year	12,455	13,581	99,101
End of year	$64,357	$12,455	$13,581

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stocks	$18,528	$—	$—
Capital contribution from parent in the form of debt securities and accrued interest	35,644	—	—

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2008

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2008, approximately 95% of the gross premiums and annuity considerations for the Company were derived from New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for equity securities and debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, interest related declines in fair value are evaluated in a manner consistent with credit related declines in fair value.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.  The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	December 31
	2008	2007
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$184,548	$142,135
Adjustments to customer deposits	(45,237)	(38,544)
Adjustments to invested asset carrying values	(343,215)	1,270
Federal income taxes	34,156	(40,505)
Asset valuation reserve	690	17,162
Value of insurance in force	34,258	14,315
Deferred policy acquisition costs	277,688	123,016
Deferred sales inducements	23,853	16,047
Commissions and prepaids	(5)	11
Shareholder’s equity, GAAP basis	$166,736	$234,907

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$(56,756)	$5,115	$37,892
Deferred policy acquisition costs, net of amortization	17,836	7,276	12,112
Deferred sales inducements, net of amortization	763	3,536	6,663
Adjustments to customer deposits	3,408	(5,853)	(9,145)
Adjustments to invested asset carrying values at acquisition date	1,764	3,092	1,143
Amortization of value of insurance in force	(4,487)	(4,503)	(5,006)
Amortization of interest maintenance reserve	1,527	933	466
Adjustments for realized investment gains/losses	4,352	(1,462)	(11,110)
Adjustments for federal income tax expense	(3,387)	1,142	(25,831)
Other	—	556	(1,113)
Net income, GAAP basis	$(34,980)	$9,832	$6,071

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investee are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial conditions.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Borrowed Money and Interest

The Company has entered into dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  The Company’s total admitted assets subject to these agreements were $0.0 million and $7.1 million at December 31, 2008 and 2007, respectively.  The collateral held for these transactions was $0.0 million and $6.9 million at December 31, 2008 and 2007, respectively.

Securities Lending

As of December 31, 2008, the Company has loaned $6.0 million and $13.1 million in the general and separate account, respectively, of various US Treasury, corporate bonds, and common stock as part of a securities lending program administered by The Bank of New York Mellon.  As of December 31, 2007, the Company had loaned $13.0 million and $120.7 million, in the general and separate account, respectively, of various US Treasury and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with SSAP 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2008, the fair value of securities on loan for which the borrower may request the return of collateral on demand is $6.0 million and $13.1 million in the general and separate account, respectively.  At December 31, 2008, the fair value of the total collateral is $6.2 million and $13.4 million in the general and separate account, respectively, all of which is restricted and held in cash equivalent investments.  At December 31, 2007, the fair value of the total collateral was $13.2 million and $122.5 million in the general and separate account, respectively, all of which was restricted and held in cash equivalent investments.  There is no difference in the policy and procedures for the separate account.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for non-guaranteed variable annuity contracts

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.  Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $8.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and an increase to surplus of $10.1 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations.  SSAP 56, Separate Accounts, requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $9.3 million increase directly to surplus as a result of the change in valuation basis through the changes in reserves on account of changes in valuation bases line on the statement of changes in capital and surplus.

For the year beginning January 1, 2009, the Company will adopt SSAP 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments (SSAP 98).  SSAP 98 amends SSAP 43, Loan-backed and Structured Securities, by establishing guidance that requires loan-backed and structured securities determined to be other than temporarily impaired to be written down to fair value.  This is a change from previous guidance which did not require loan-backed and structured securities to be written down unless the undiscounted anticipated cash flows were determined to be less than the carrying amount of the investment.  The adoption of SSAP 98 is prospective.

For the year beginning January 1, 2009, the Company will adopt SSAP 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for bonds and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2008 financial statement presentation.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$2,053	$545	$—	$2,598
Debt securities issued by states of the U.S. and political subdivisions of the states	16,322	23	(1,359)	14,986
Corporate securities/asset-backed securities	973,591	20,317	(95,112)	898,796
Mortgage-backed securities	362,545	2,985	(48,313)	317,217
Total	$1,354,511	$23,870	$(144,784)	$1,233,597

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$3,837	$232	$(16)	$4,053
Debt securities issued by states of the U.S. and political subdivisions of the states	46,716	16	(98)	46,634
Corporate securities/asset-backed securities	566,553	10,907	(10,996)	566,464
Mortgage-backed securities	376,068	2,908	(3,611)	375,365
Total	$993,174	$14,063	$(14,721)	$992,516

At December 31, 2008 and 2007, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $91.8 million and $21.1 million, respectively, and an aggregate fair value of $75.3 million and $24.0, respectively.  Such holdings amount to 6.8% and 2.1%, respectively, of the Company’s investment in debt securities and 2.3% and 0.6%, respectively, of the Company’s total admitted assets as December 31, 2008 and 2007.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,359)	8,046	—	—
Corporate securities/asset-backed securities	(74,919)	516,478	(20,193)	92,179
Mortgage-backed securities	(37,786)	219,661	(10,527)	42,442
Total	(114,064)	744,185	(30,720)	134,621

Preferred stocks	$(2,227)	$6,433	$(10,284)	$12,234
Common stocks, unaffiliated	$(10,099)	$18,528	$—	$—

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(16)	$765	$—	$101
Debt securities issued by states of the U.S. and political subdivisions of the states	(98)	7,317	—	—
Corporate securities/asset-backed securities	(4,195)	176,201	(6,801)	103,681
Mortgage-backed securities	(2,644)	120,858	(967)	63,490
Total	(6,953)	305,141	(7,768)	167,272

Preferred stocks	$(1,903)	$22,502	$(244)	$4,416

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Investments that are impaired at December 31, 2008 and 2007, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and asset-backed securities.  The impairment of these securities has been deemed temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery with respect to credit-related declines in fair value. The aggregated unrealized loss is approximately 15.6% and 3.3% of the carrying value of these securities at December 31, 2008 and 2007, respectively. At December 31, 2008, there were a total of 459 securities held that are considered temporarily impaired, 104 of which have been impaired for 12 months or longer.  At December 31, 2007, there were a total of 225 securities held that were considered temporarily impaired, 83 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $19.3 million, $4.8 million and $0.0 million for the years ended December 31, 2008, 2007 and 2006, respectively.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2008, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$41,398	$40,907
After one through five	278,894	257,676
After five through ten	443,960	405,912
After ten	227,714	211,885
Mortgage-backed securities	362,545	317,217
Total	$1,354,511	$1,233,597

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2008, 2007 and 2006 were $158.7 million, $246.8 million, and $215.6 million; gross gains of $0.8 million, $0.2 million, and $1.5 million, and gross losses of $5.0 million, $2.5 million, and $2.9 million were realized on these sales in 2008, 2007, and 2006, respectively.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2008	2007	2006
	(in thousands)
Realized capital gains (losses)	$(23,800)	$(6,502)	$(2,185)
Less amount transferred to IMR	(2,224)	(962)	(3,507)
Less federal income tax expense (benefit) on realized capital gains (losses)	1,120	(1,269)	(2,158)
Net realized capital gains (losses)	$(22,696)	$(4,271)	$3,480

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2008:
Preferred stocks	$33,172	$85	$(12,511)	$20,746

Common stocks, unaffiliated	$18,528	$—	$(10,099)	$8,429

At December 31, 2007:
Preferred stocks	$38,230	$974	$(2,147)	$37,057

Proceeds from the sales of investments in equity securities during 2008, 2007 and 2006 were $5.5 million, $20.0 million, and $20.7 million; gross gains of $0.0 million, $0.0 million, and $0.1 million and gross losses of $0.3 million, $0.0 million, and $0.0 million were realized on these sales in 2008, 2007, and 2006, respectively.

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2008	2007	2006
	(in thousands)

Debt securities	$68,529	$49,217	$42,678
Equity securities	2,232	2,708	3,152
Mortgage loans	244	130	186
Policy loans	3,205	3,244	3,108
Cash, cash equivalents and short-term investments	893	1,385	3,779
Other	151	(69)	124
Gross investment income	75,254	56,615	53,027
Investment expenses	1,565	1,364	1,472
Net investment income	$73,689	$55,251	$51,555

The Company’s investments in mortgage loans principally involve commercial loans. At December 31, 2008, 100% of such mortgages involved properties located in Ohio.  Such investments consist of first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $3.9 million.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2008, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2008, the Company did not reduce interest rates on any outstanding mortgages.

The Company has an investment in a debt security that contains an underlying host instrument and underlying credit derivatives.  The debt security contains risk characteristics similar to a basket of high yield debt securities, which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments.  The investment is included in debt securities on the balance sheet and has a book value and fair value of $19.1 million and $17.6 million, respectively, at December 31, 2008.  The debt security is rated B3 by Moody’s and has a stated maturity of June 2013.  The maximum loss the Company can incur as of December 31, 2008 is equal to the security’s book value.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value in accordance with SFAS 107, Disclosures About Fair Value Instruments (“FAS 107”). The Company follows FAS 157, Fair Value Measurements (“FAS 157”), measurement principles in determining FAS 107 fair value disclosure amounts. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

FAS 157 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by FAS 157 that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 3.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and mortgage loans.  The fair values of these assets have been determined using the same methodologies outlined above for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the company’s own credit risk and a margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Borrowed Money

The liability represents the Company’s obligation to return collateral related to dollar-roll reverse repurchase transactions.  This liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at December 31, 2008 are outlined below:

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets
Common stocks, unaffiliated	$8,429	$8,429	$—	$—
Separate account assets*	354,962	354,962	—	—
Total assets	$363,391	$363,391	$—	$—

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

The Company has no assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2008.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2008		December 31, 2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$1,354,511	$1,233,597	$993,174	$992,516
Preferred stocks	33,172	20,746	38,230	37,057
Non-affiliated common stocks	8,429	8,429	—	—
Mortgage loans	3,949	3,797	2,754	2,754
Cash, cash equivalents and short-term investments	64,357	64,357	12,455	12,455
Separate account assets	2,486,270	2,271,312	2,563,118	2,563,118

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,147,786	$1,147,886	$784,946	$801,328
Borrowed money	—	—	6,924	6,924
Separate account liabilities*	2,108,906	2,130,245	1,940,568	1,998,152

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2008, the Company paid $7.3 million, $1.3 million and $5.4 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2007, the Company paid $6.9 million, $1.2 million and $4.7 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2006, the Company paid $5.9 million, $1.1 million and $3.9 million to Western and Southern, Fort Washington and IFS Financial Services, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company received $94.2 million in capital contributions from Integrity during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.5 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  The Company did not receive a capital contribution from Integrity during 2007. The Company paid no dividends during 2008 or 2007.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2008	2007	2006
	(in thousands)
Direct premiums	$776,427	$517,678	$522,714
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	1,307	5,774	6,238
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(179)	(224)	(602)
Net premiums	$777,555	$523,228	$528,350

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2008	2007	2006
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	418	298	(12)
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	374	299	142

In 2008 and 2007, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2008, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2008, if all reinsurance ceded agreements were cancelled.

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.  The tax years of 2008, 2007, 2006 and 2005 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2008 in the event of future net losses is $1.4 million from 2007.

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
	(in thousands)
Total deferred tax assets	$38,218	$17,520	$20,698
Total deferred tax liabilities	(8,863)	(1,996)	(6,867)
Net deferred tax asset	$29,355	$15,524	13,831
Less tax benefit from unrealized gains or losses			3,795
Change in net deferred income taxes			$10,036

Nonadmitted deferred tax assets increased (decreased) by $19.1 million, $1.8 million and $(30.2) million for the years ended December 31, 2008, 2007 and 2006, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	Year Ended December 31
	2008	2007	2006
	(in thousands)

Federal income tax expense (benefit) on operating income	$(11,146)	$3,452	$6,871
Federal income tax expense (benefit) on capital gains	1,120	(491)	(938)
Capital loss carryforward adjustment	—	(778)	(1,220)
NOL carryforward adjustment	—	—	(28,957)
Prior year over accrual	(1,535)	(2,436)	—
Current income tax benefit	$(11,561)	$(253)	$(24,244)

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

	2008	2007
	(in thousands)
Deferred tax assets:
Reserves	$12,322	$7,217
Deferred acquisition costs	8,479	7,182
Stocks/debt securities	9,144	3,121
Reserve strengthening	8,273	—
Total deferred tax assets	38,218	17,520

Nonadmitted deferred tax assets	20,853	1,776
Admitted deferred tax assets	17,365	15,744

Deferred tax liabilities:
Stocks /debt securities	1,889	6
Reserve strengthening	6,974	955
Separate account adjustment	—	1,035
Total deferred tax liabilities	8,863	1,996
Net admitted deferred income tax assets	$8,502	$13,748

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2008	Tax Rate	2007	Tax Rate	2006	Tax Rate
Provision computed at statutory rate	$(16,359)	(35.00)%	$3,640	35.00%	$4,314	35.00%
Dividends received deduction	(1,272)	(2.72)	(4,350)	(41.82)	(1,095)	(8.89)
Separate account adjustment	(2,908)	(6.22)	(1,961)	(18.86)	625	5.08
Other	7,272	15.56	329	3.17	167	1.35
Total	$(13,267)	(28.38)%	$(2,342)	(22.51)%	$4,011	32.54%

Federal income taxes incurred	$(12,681)	(27.13)%	$1,016	9.77%	$(22,086)	(179.18)%
Change in net deferred income taxes*	(586)	(1.25)	(3,358)	(32.28)	26,097	211.72
Total statutory income taxes	$(13,267)	(28.38)%	$(2,342)	(22.51)%	$4,011	32.54%

*Excludes change in net deferred income taxes on certain realized gains/losses of $(9,450), $(1,007) and $1,394 for the years ended December 31, 2008, 2007 and 2006, respectively.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2008 and 2007, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2009 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance.  A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator.  ELNY remains in rehabilitation and an order of liquidation with a finding of insolvency has not yet been sought or granted.  The NYLB is attempting to develop a plan that would result in additional funding being raised to help secure the benefits of ELNY’s policyholders.  No guaranty association has yet to enter into a legally binding commitment to participate in any plan or contribute any level of funding.  As a result, at this time, we cannot confirm which particular state guaranty associations will participate in any plan.  The Company has potential material loss exposure to this matter as a result of writing a significant portion of its annuity business in the State of New York.  However, due to significant uncertainties surrounding the ultimate outcome, management is unable to make a reasonable estimate of such loss exposure.

At December 31, 2008, the Company does not have any material lease agreements for office space or equipment.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2008, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With market value adjustment	$2,115,338	56.3%
At book value less current surrender charge of 5% or more	739,827	19.7
At fair value	348,452	9.2
Total with adjustment or at market value	3,203,617	85.2
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	330,555	8.8
Not subject to discretionary withdrawal	224,823	6.0
Total annuity reserves and deposit fund liabilities (before reinsurance)	3,758,995	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$3,758,995

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts include non-indexed products and guaranteed rate options.  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity products.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2008 is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$4,492	$260,810	$30,213	$295,515

Reserves for separate accounts with assets at:

(a) Fair value	$—	$—	$348,452	$348,452
(b) Amortized cost	529,416	1,579,490	—	2,108,906
(c) Total reserves	$529,416	$1,579,490	$348,452	$2,457,358

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$529,416	$1,579,490	$—	$2,108,906
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	348,452	348,452
Subtotal	529,416	1,579,490	348,452	2,457,358
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts liabilities	$529,416	$1,579,490	$348,452	$2,457,358

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2008 is presented below:

2008
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$332,520
Transfers from Separate Accounts	(267,197)
Net transfers to Separate Accounts	65,323
Reconciling adjustments:
Policy deductions and other expenses reported elsewhere in the statement of operations	(1,741)
Other changes in surplus in separate account statement	(8,309)

Transfers as reported in the summary of operations of the Company	$55,273

34

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$2,063	$2,609	$2,063
States, municipalities and political subdivisions	74,981	70,598	74,981
Foreign governments	—	—	—
Public utilities	168,590	167,086	168,590
All other corporate bonds	1,108,877	993,304	1,108,877
Preferred stocks	33,172	20,746	33,172
Total fixed maturities	1,387,683	1,254,343	1,387,683

Equity securities

Common stocks:
Industrial, miscellaneous and all other	18,528	8,429	8,429
Total equity securities	18,528	8,429	8,429

Mortgage loans on real estate	3,949		3,949
Real estate	—		—
Policy loans	41,491		41,491
Other long-term investments	19,494		19,494
Cash, cash equivalents and short-term investments	64,357		64,357
Total investments	$1,535,502		$1,525,403

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

35

National Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2008
Individual life	$101,238	$—	$1	$5,500	$8,089	$12,249	$329
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,208,798	—	145	776,265	65,600	788,433	13,639
	$1,310,036	$—	$146	$781,765	$73,689	$800,682	$13,968

Year ended December 31, 2007
Individual life	$100,786	$—	$1	$11,429	$7,674	$17,826	$274
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	828,105	—	50	517,484	47,577	546,240	12,349
	$928,891	$—	$51	$528,913	$55,251	$564,066	$12,623

Year ended December 31, 2006
Individual life	$93,868	$—	$1	$9,027	$6,894	$15,119	$217
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	783,610	—	37	522,489	44,661	354,525	10,925
	$877,478	$—	$38	$531,516	$51,555	$369,644	$11,142

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

36

National Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$122,408	$10,270	$—	$112,138	0%
Premiums:
Individual life	$4,224	$31	$1,307	$5,500	24%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	776,413	148	—	776,265	—
	$780,637	$179	$1,307	$781,765	0%

Year ended December 31, 2007
Life insurance in force	$128,357	$11,084	$228,402	$345,675	66%
Premiums:
Individual life	$5,702	$47	$5,774	$11,429	51%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	517,661	177	—	517,484	—
	$523,363	$224	$5,774	$528,913	1%

Year ended December 31, 2006
Life insurance in force	$129,231	$11,998	$233,700	$350,933	67%
Premiums:
Individual life	$3,182	$393	$6,238	$9,027	69%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	522,698	209	—	522,489	—
	$525,880	$602	$6,238	$531,516	1%

37

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2008, 2007 and 2006

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 3, 2009

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2008	2007
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,076,672	$3,091,569
Preferred and common stocks	1,192,592	2,297,944
Investments in common stocks of subsidiaries	1,561,500	1,480,670
Mortgage loans	46,599	53,273
Policy loans	162,874	161,007
Real estate:
Properties held for the production of income	34,462	43,147
Properties occupied by the Company	30,861	31,143
Cash, cash equivalents and short-term investments	170,150	119,693
Receivable for securities	1,344	10,477
Other invested assets	606,293	575,656
Total cash and invested assets	6,883,347	7,864,579

Investment income due and accrued	48,493	69,996
Premiums deferred and uncollected	55,090	59,946
Current federal income taxes recoverable	33,762	2,380
Net deferred income tax asset	93,954	—
Receivables from parent, subsidiaries and affiliates	6,510	1,994
Other admitted assets	4,264	6,866
Separate account assets	602,406	826,556
Total admitted assets	$7,727,826	$8,832,317

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,602,243	$2,580,404
Accident and health reserves	259,839	267,317
Liability for deposit-type contracts	239,678	242,761
Policy and contract claims	40,389	49,476
Dividends payable to policyholders	41,210	41,225
Premiums received in advance	6,309	5,850
Total policy and contract liabilities	3,189,668	3,187,033

General expense due and accrued	11,446	21,305
Current federal income taxes payable	—	1,663
Net deferred income tax liability	—	256,051
Asset valuation reserve	25,794	185,542
Interest maintenance reserve	34,169	41,097
Other liabilities	255,935	379,120
Liability for postretirement benefits other than pensions	229,470	225,699
Borrowed money and interest	76,954	2,286
Separate account liabilities	602,406	826,556
Total liabilities	4,425,842	5,126,352

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	5,000	5,000
Accumulated surplus	3,295,984	3,699,965
Total capital and surplus	3,301,984	3,705,965
Total liabilities and capital and surplus	$7,727,826	$8,832,317

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year ended December 31
	2008	2007	2006
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$363,952	$370,598	$382,345
Net investment income	384,162	469,515	349,338
Considerations for supplementary contracts with life contingencies	14	—	8
Amortization of the interest maintenance reserve	4,653	6,872	8,777
Reserve adjustments on reinsurance ceded	1,098	1,527	1,418
Change in reserve from elimination of MODCO reinsurance agreement	776,000	—	—
Recapture fee from elimination of MODCO reinsurance agreement	74,122	—	—
Other revenues	81	593	1,191
Total premiums and other revenues	1,604,082	849,105	743,077

Benefits paid or provided:
Death benefits	192,585	198,612	200,578
Annuity benefits	89,456	95,138	94,974
Disability and accident and health benefits	26,245	27,106	26,194
Surrender benefits	142,010	247,659	184,645
Payments on supplementary contracts	144	130	129
Other benefits	17,551	15,941	16,939
Increase (decrease) in policy reserves and other policyholders’ funds	14,363	35,328	42,881
Total benefits paid or provided	482,354	619,914	566,340

Insurance expenses and other deductions:
Commissions	44,377	46,809	46,821
Commissions and expenses on reinsurance assumed	22,613	24,495	25,389
General expenses	142,066	151,614	156,091
Net transfers to (from) separate account	(41,636)	(40,425)	(39,254)
Reserve adjustments on reinsurance assumed	(142,858)	(263,510)	(203,810)
Reserve adjustment from elimination of MODCO reinsurance agreement	776,000	—	—
Other deductions	9,003	40,737	35,881
Total insurance expenses and other deductions	809,565	(40,280)	21,118

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	312,163	269,471	155,619

Dividends to policyholders	58,336	58,729	58,403
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	253,827	210,742	97,216
Federal income tax expense (benefit), excluding tax on capital gains	20,500	286	32,278
Gain (loss) from operations before net realized capital gains (losses)	233,327	210,456	64,938
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	61,724	53,889	89,110

Net income (loss)	$295,051	$264,345	$154,048

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2008, 2007 and 2006

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2006	$1,000	$5,000	$3,064,526	$3,070,526

Net income (loss)	—	—	154,048	154,048
Change in net deferred income tax	—	—	14,558	14,558
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $89,297)	—	—	341,062	341,062
Net change in nonadmitted assets and related items	—	—	(15,422)	(15,422)
Change in asset valuation reserve	—	—	(37,033)	(37,033)
Dividends to stockholder	—	—	(14,375)	(14,375)
Other changes, net	—	—	1,648	1,648
Balance, December 31, 2006	1,000	5,000	3,509,012	3,515,012

Net income (loss)	—	—	264,345	264,345
Change in net deferred income tax	—	—	32,421	32,421
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	1,000	5,000	3,699,965	3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	$1,000	$5,000	$3,295,984	$3,301,984

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year ended December 31
	2008	2007	2006
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$367,260	$372,885	$381,876
Net investment income received	380,520	443,089	347,345
Benefits paid	(441,094)	(549,812)	(480,249)
Net transfers from (to) separate accounts	41,636	40,425	39,254
Commissions and expense paid	(105,055)	(23,692)	(83,838)
Dividends paid to policyholders	(58,350)	(57,967)	(57,347)
Federal income taxes recovered (paid)	(77,363)	(72,477)	(59,876)
Other, net	74,122	—	—
Net cash from operations	181,676	152,451	87,165

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	1,371,226	3,672,971	2,928,114
Preferred and common stocks	1,090,291	934,338	660,888
Mortgage loans	6,548	3,027	20,592
Real estate	8,380	7,925	94,903
Other invested assets	42,033	139,091	92,983
Net gains (losses) on cash, cash equivalents and short-term investments	4	81	24
Miscellaneous proceeds	—	850	163
Net proceeds from investments sold, matured or repaid	2,518,482	4,758,283	3,797,667

Cost of investments acquired:
Debt securities	(1,506,112)	(3,446,280)	(3,288,681)
Preferred and common stocks	(933,130)	(1,049,524)	(768,097)
Mortgage loans	(275)	—	—
Real estate	(2,158)	(271)	(25,261)
Other invested assets	(90,456)	(287,399)	(100,519)
Miscellaneous applications	(676)	(7,152)	(2,651)
Total cost of investments acquired	(2,532,807)	(4,790,626)	(4,185,209)

Net change in policy and other loans	(1,867)	(2,133)	(555)
Net cash from (for) investments	(16,192)	(34,476)	(388,097)

Cash from Financing and Miscellaneous Sources:
Borrowed money	74,667	(22,918)	(6,699)
Net deposits on deposit-type contract funds and other insurance liabilities	(3,083)	(2,807)	(2,944)
Dividends paid to stockholder	—	(58,750)	—
Other cash provided (applied)	(186,611)	(92,525)	348,515
Net cash from (for) financing and miscellaneous sources	(115,027)	(177,000)	338,872

Net change in cash, cash equivalents and short-term investments	50,457	(59,025)	37,940
Cash, cash equivalents and short-term investments:
Beginning of year	119,693	178,718	140,778
End of year	$170,150	$119,693	$178,718

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$120,761	$—	$—
the form of common stock	75,000	—	—
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	35,644	—	—
the form of common stock	18,528	—	—
Dividend income received from Columbus Life Insurance Company in the form of debt securities	23,735	—	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2008

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2008, approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity).  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,436.5 million and $2,489.6 million were allocated to the Closed Block as of December 31, 2008 and 2007, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for equity securities and debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, interest related declines in fair value are evaluated in a manner consistent with credit related declines in fair value.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices (SAP) to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2008	2007
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,301,984	$3,705,965
Deferred policy acquisition costs	342,721	229,528
Policy reserves	88,688	80,649
Asset valuation and interest maintenance reserves	59,963	226,639
Unrecognized benefit plan adjustments	(2,038)	(374,532)
Employee benefits	(103,302)	394,844
Income taxes	(75,691)	(165,115)
Net unrealized on available-for-sale securities	(211,322)	82,820
Subsidiary equity	(310,381)	471,536
Policyholder dividend obligation	(25,633)	(147,206)
Subsidiary reinsurance recoverable	125,094	195,441
Other, net	3,104	33,173
Stockholder’s equity, GAAP basis	$3,193,187	$4,733,742

	2008	2007	2006
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$295,051	$264,345	$154,048
Deferred policy acquisition costs	(14,198)	(3,444)	1,611
Policy reserves	5,819	(2,153)	526
Employee benefit income	1,096	2,766	921
Income taxes	33,507	16,381	(5,962)
Interest maintenance reserve	(6,928)	(10,789)	(15,270)
SAP vs. GAAP subsidiary income	(141,219)	139,933	142,689
Private equity adjustments	(5,507)	(1,839)	(3,228)
Recapture fee from elimination of MODCO reinsurance	(74,122)	—	—
Dividends from subsidiaries	(62,000)	(80,000)	—
Other, net	(26,485)	5,006	3,814
Net income (loss), GAAP basis	$5,014	$330,206	$279,149

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2008	2007
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% — 3-1/2%	12%	12%
1941 Standard Industrial, 2-1/2% — 3-1/2%	15	16
1958 Commissioners Standard Ordinary, 2-1/2% — 6%	28	29
1980 Commissioners Standard Ordinary, 4% — 5-1/2%	34	33
2001 Commissioners Standard Ordinary, 4-1/2%	2	1
Other, 2-1/2% — 6%	6	6
	97	97
Other benefits (including annuities):
Various, 2-1/2% — 8-1/4%	3	3
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2008 and 2007, reserves of $46.1 million and $52.1 million, respectively, were recorded on inforce amounts of $1,996.7 million and $2,090.8 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2008 and 2007.   The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money and Interest

The Company has entered into dollar-roll reverse repurchase agreements.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  The Company’s total admitted assets subject to these agreements were $73.7 million and $2.3 million at December 31, 2008 and 2007, respectively.  The collateral held for these transactions was $77.0 million and $2.3 million at December 31, 2008 and 2007, respectively.

Securities Lending

The Company loaned $196.1 million and $434.0 million of various US Treasury, corporate bonds, preferred stock and common stock as part of a securities lending program administered by The Bank of New York Mellon as of December 31, 2008 and 2007, respectively.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with Statement of Statutory Accounting Principles 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2008, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2008, the fair value of the total collateral is $199.0 million, of which $129.0 million is unrestricted and $70.0 million is restricted.  The collateral is primarily held in cash equivalents and investment grade debt securities.  At December 31, 2007, the fair value of the total collateral was $445.5 million, of which $238.7 million was unrestricted and $206.8 million was restricted.  At December 31, 2007, the collateral was held primarily in investment grade debt securities.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

For the year beginning January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments (SSAP 98).  SSAP 98 amends SSAP 43, Loan-backed and Structured Securities, by establishing guidance that requires loan-backed and structured securities determined to be other than temporarily impaired to be written down to fair value.  This is a change from previous guidance which did not require loan-backed and structured securities to be written down unless the undiscounted anticipated cash flows were determined to be less than the carrying amount of the investment.  The adoption of SSAP 98 is prospective.

For the year beginning January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for bonds and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2008 financial statement presentation.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$60,981	$6,392	$—	$67,373
Debt securities issued by states of the U.S. and political subdivisions of the states	26,056	47	(1,028)	25,075
Corporate securities/asset-backed securities	2,395,843	75,778	(184,932)	2,286,689
Mortgage-backed securities	593,792	7,636	(88,777)	512,651
Total	$3,076,672	$89,853	$(274,737)	$2,891,788

At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$65,215	$4,087	$(52)	$69,250
Debt securities issued by states of the U.S. and political subdivisions of the states	34,493	71	(130)	34,434
Corporate securities/asset-backed securities	2,433,284	115,409	(27,260)	2,521,433
Mortgage-backed securities	558,577	6,466	(10,837)	554,206
Total	$3,091,569	$126,033	$(38,279)	$3,179,323

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2008 and 2007, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $97.9 million and $81.4 million, respectively, and an aggregate fair value of $79.1 million and $89.2 million, respectively. Such holdings amounted to 3.2% and 2.6%, respectively, of the Company’s investments in debt securities and 1.3% and 0.9%, respectively, of the Company’s total admitted assets as of December 31, 2008 and 2007.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(853)	9,722	(175)	2,825
Corporate securities/asset-backed securities	(105,050)	878,192	(79,882)	306,194
Mortgage-backed securities	(29,685)	188,638	(59,092)	183,027
Total	$(135,588)	$1,076,552	$(139,149)	$492,046

Preferred stocks	$(12,683)	$42,448	$(17,153)	$39,662
Common stocks, unaffiliated	$(129,817)	$401,940	$(33,609)	$41,819

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(52)	$2,550	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(8)	8,567	(122)	2,879
Corporate securities/asset-backed securities	(19,858)	530,942	(7,402)	179,003
Mortgage-backed securities	(8,501)	254,623	(2,336)	89,806
Total	$(28,419)	$796,682	$(9,860)	$271,688

Preferred stocks	$(4,622)	$49,165	$(769)	$10,558
Common stocks, unaffiliated	$(53,023)	$457,821	$—	$—

Investments that are impaired at December 31, 2008 and 2007, for which other-than- temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and unaffiliated common stocks.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery with respect to credit-related declines in fair value.  The aggregated unrealized loss is approximately 18.3% and 6.1% of the carrying value of these securities at December 31, 2008 and 2007, respectively.  At December 31, 2008, there were a total of 506 securities held that are considered temporarily impaired, 160 of which have been impaired for 12 months or longer.  At December 31, 2007, there were a total of 355 securities held that are considered temporarily impaired, 69 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $103.0 million, $35.9 million and $4.5 million for the years ended December 31, 2008, 2007 and 2006, respectively.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2008, by contractual maturity, is as follows:

	Cost or
	Amortized
	Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$40,058	$40,400
After one through five	358,513	353,367
After five through ten	533,939	498,612
After ten	1,550,370	1,486,758
Mortgage-backed securities	593,792	512,651
Total	$3,076,672	$2,891,788

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2008, 2007 and 2006 were $789.8 million, $3,270.6 million, and $2,477.8 million; gross gains of $5.8 million, $6.9 million, and $20.9 million and gross losses of $6.0 million, $15.9 million, and $20.2 million were realized on these sales in 2008, 2007 and 2006, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2008	2007	2006
	(in thousands)
Realized capital gains (losses)	$83,267	$97,583	$115,425
Less amount transferred to IMR (net of related taxes (benefits) of ($1,225) in 2008, ($2,109) in 2007 and ($3,496) in 2006)	(2,275)	(3,917)	(6,493)
Less federal income tax expense (benefit) of realized capital gains	23,818	47,611	32,808
Net realized capital gains (losses)	$61,724	$53,889	$89,110

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2008:
Preferred stocks	$131,802	$807	$(29,836)	$102,773

Common stocks, unaffiliated	$799,156	$425,060	$(163,426)	$1,060,790
Common stocks of subsidiaries and affiliates	1,342,221	314,311	(95,032)	1,561,500
	$2,141,377	$739,371	$(258,458)	$2,622,290

At December 31, 2007:
Preferred stocks	$104,875	$1,323	$(5,391)	$100,807

Common stocks, unaffiliated	$1,057,073	$1,189,020	$(53,023)	$2,193,069
Common stocks of subsidiaries and affiliates	1,001,197	482,360	(2,888)	1,480,670
	$2,058,270	$1,671,380	$(55,911)	$3,673,739

Proceeds from the sales of investments in equity securities during 2008, 2007 and 2006 were $1,046.2 million, $902.8 million, and $550.3 million; gross gains of $245.5 million, $124.5, and $81.7 million and gross losses of $125.8 million, $38.7 million, and $18.4 million were realized on these sales in 2008, 2007 and 2006, respectively.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2008	2007	2006
	(in thousands)

Debt securities	$190,830	$205,822	$192,742
Equity securities	129,017	177,149	75,093
Mortgage loans	3,681	3,654	6,012
Real estate	21,310	22,835	22,848
Policy loans	10,581	10,342	10,168
Cash, cash equivalents and short-term investments	6,913	11,574	17,855
Other invested assets	38,374	60,760	48,521
Other	5,849	1,951	2,615
Gross investment income	406,555	494,087	375,854
Investment expenses	22,393	24,572	26,516
Net investment income	$384,162	$469,515	$349,338

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2008, 39.8% of such mortgages ($18.7 million) involved properties located in Ohio and Florida.  Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.3 million.  During 2008, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2008, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2008, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2008, 2007 and 2006 were $8.4 million, $7.9 million and $94.9 million, respectively; gross gains of $0.0 million, $0.7 million and $50.4 million were realized on those sales during 2008, 2007 and 2006, respectively.  No gross losses were realized on the sales of real estate in 2008, 2007 and 2006.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value in accordance with FAS 107, Disclosures about Fair Value of Financial Instruments (“FAS 107”). The Company follows FAS 157, Fair Value Measurements (“FAS 157), measurement principles in determining FAS 107 fair value disclosure amounts. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

FAS 157 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by FAS 157 that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies outlined above for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll reverse repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at December 31, 2008 are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets
Common stocks, unaffiliated	$1,060,790	$1,060,790	$—	$—
Separate account assets	602,406	326,208	171,562	104,636
Total assets	$1,663,196	$1,386,998	$171,562	$104,636

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Related to
	January 1, 2008	Net Income	Surplus	Other	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Assets
Separate account assets	$113,835	$—	$—	$(11,263)	$2,064	$—	$104,636	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2008.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2008		December 31, 2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,076,672	$2,891,788	$3,091,569	$3,179,323
Preferred stocks	131,802	102,773	104,875	100,807
Unaffiliated common stocks	1,060,790	1,060,790	2,193,069	2,193,069
Mortgage loans	46,599	46,256	53,273	55,819
Cash, cash equivalents and short-term investments	170,150	170,150	119,693	119,693
Separate account assets	602,406	602,406	826,556	826,556

Liabilities:
Borrowed money and securities lending liability	207,245	207,245	242,735	242,735

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $68.5 million, $67.6 million and $57.3 million, and $5.6 million, $7.1 million and $6.2 million in 2008, 2007 and 2006, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $19.0 million, $20.1 million and $26.5 million in 2008, 2007 and 2006, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $217.2 million and $185.6 million at December 31, 2008 and 2007, respectively.

At December 31, 2008 and 2007, the Company had $111.9 million and $209.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.  On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life in the form of cash.  A portion of this dividend, $25.7 million, was extraordinary.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

On July 30 and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $701.6 million and $729.9 million at December 31, 2008 and 2007, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $18.2 million and $19.8 million at December 31, 2008 and 2007, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $1.0 million at December 31, 2008 and 2007, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2008	2007	2006
	(in thousands)
Direct premiums	$292,948	$296,303	$297,287
Assumed premiums:
Affiliated	80,617	84,426	94,808
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(9,613)	(10,131)	(9,750)
Net premiums	$363,952	$370,598	$382,345

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2008	2007	2006
	(in thousands)
Benefits paid or provided:
Non-affiliates	$5,739	$7,683	$2,044
Policy and contract liabilities:
Affiliated	696,616	724,158	750,276
Non-affiliates	4,386	7,110	7,609

During 2008, 2007, and 2006, the Company did not write off any reinsurance balances as a charge to operations.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2008, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.   The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2008, if all reinsurance agreements were cancelled.

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due (to) from the subsidiaries for federal income taxes were $(113.7) million and $2.4 million at December 31, 2008 and 2007, respectively.  The tax years of 2008, 2007, 2006 and 2005 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2008, in the event of future net losses is $48.9 million, $71.0 million, and $67.6 million from 2008, 2007, and 2006, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
	(in thousands)
Total deferred tax assets	$344,653	$258,653	$86,000
Total deferred tax liabilities	(250,699)	(514,704)	264,005
Net deferred tax asset (liability)	$93,954	$(256,051)	350,005
Less tax (expense) benefit from unrealized gains or losses			344,072
Change in net deferred income taxes			$5,933

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2008	2007	2006
	(in thousands)
Federal income tax expense on operating income	$25,117	$20,109	$25,484
Federal income tax expense (benefit) on capital gains	23,818	47,611	32,808
Tax credits	(39)	(39)	(392)
Change in tax contingency reserves	—	(29,500)	—
Prior year under (over) accrual	(4,578)	9,716	7,186
Current income taxes	$44,318	$47,897	$65,086

The main components of the deferred tax amounts at December 31 are as follows:

	2008	2007
	(in thousands)
Deferred tax assets:
Reserves	$77,728	$86,191
Deferred acquisition costs	36,329	46,744
Benefit for employees and agents	123,723	117,611
Stocks/debt securities/short-term investments	97,124	—
Other	9,749	8,107
Total deferred tax assets	344,653	258,653

Nonadmitted deferred tax assets	—	—
Admitted deferred tax assets	344,653	258,653

Deferred tax liabilities:
Stocks/debt securities	221,704	456,014
Other invested assets	2,316	28,767
Other	26,679	29,923
Total deferred tax liabilities	250,699	514,704

Net admitted deferred income tax assets (liabilities)	$93,954	$(256,051)

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2008	Tax Rate	2007	Tax Rate	2006	Tax Rate
Provision computed at statutory rate	$88,839	35.00%	$73,760	35.00%	$34,026	35.00%
Dividends received deduction	(28,225)	(11.12)	(51,392)	(24.39)	(10,344)	(10.64)
Tax credits	(309)	(0.12)	(193)	(0.09)	(563)	(0.58)
Other invested assets	(7,462)	(2.94)	(626)	(0.30)	(10,420)	(10.72)
Additional minimum pension liability	(9,814)	(3.87)	—	—	—	—
Change in tax contingency reserves	(7,880)	(3.10)	(29,500)	(14.00)	—	—
Security transfer	(23,864)	(9.40)	—	—	—	—
Other	(2,044)	(0.81)	(8,299)	(3.93)	(2,570)	(2.64)
Total	$9,241	3.64%	$(16,250)	(7.71)%	$10,129	10.42%

Federal income taxes incurred	$20,500	8.08%	$286	0.14%	$32,278	33.20%
Change in net deferred income taxes*	(11,259)	(4.44)	(16,536)	(7.85)	(22,149)	(22.78)
Total statutory income taxes	$9,241	3.64%	$(16,250)	(7.71)%	$10,129	10.42%

*Excludes change in net deferred income taxes on certain realized gains/losses of $5,326, $(15,885) and $7,591 for the years ended December 31, 2008, 2007 and 2006, respectively.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2008 and 2007, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2009, the Company has $330.1 million available for payment of dividends based on capital and surplus of $3,301.0 million at December 31, 2008, as no dividends were paid in 2008.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2008, the Company does not have any material lease agreements as a lessee for office space or equipment.

The Company has future commitments to provide additional capital contributions of $295.6 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2008, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)

At book value without adjustment (with minimal or no charge or adjustment)	$409,089	39.9%
Not subject to discretionary withdrawal	616,422	60.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,025,511	100.0%
Less reinsurance ceded	169,186
Net annuity reserves and deposit fund liabilities	$856,325

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$678,962	$667,251	$227,627	$222,914
Service cost	12,633	14,494	5,924	8,954
Interest cost	40,102	38,620	11,243	13,283
Medicare Part D payments received	—	—	1,680	1,703
Contribution by plan participants	—	—	2,356	2,214
Actuarial (gain) loss	(8,257)	(1,816)	(41,812)	(6,362)
Benefits paid	(40,732)	(39,587)	(14,521)	(15,079)
Plan amendments	221	—	—	—
Benefit obligation at end of year	$682,929	$678,962	$192,497	$227,627

Change in plan assets:
Fair value of plan assets at beginning of year	$826,556	$841,255	$—	$—
Actual return on plan assets	(184,529)	24,888	—	—
Employer contribution	—	—	10,485	11,162
Plan participants’ contributions	—	—	2,356	2,214
Medicare Part D payments received	—	—	1,680	1,703
Benefits paid	(40,732)	(39,587)	(14,521)	(15,079)
Fair value of plan assets at end of year	$601,295	$826,556	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(81,634)	$147,594	$(192,497)	$(227,627)
Unamortized prior service cost	11,059	12,424	(33,002)	(35,874)
Unrecognized net (gain) or loss	593,054	368,836	(3,971)	37,802
Prepaid assets* (accrued liabilities)	$522,479	$528,854	$(229,470)	$(225,699)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$629,334	$597,428	$192,497	$227,627

Benefit obligation for non-vested employees:
Projected pension obligation	$5,660	$5,862	$—	$—
Accumulated benefit obligation	$3,418	$4,090	$—	$—

* Indicates non-admitted

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$12,633	$14,494	$15,686
Interest cost	40,102	38,620	37,638
Expected return on plan assets	(72,226)	(70,849)	(71,131)
Amount of recognized gains and losses	24,279	24,818	26,410
Amount of prior service cost recognized	1,586	1,565	1,565
Total net periodic benefit cost (benefit)	$6,374	$8,648	$10,168

	Postretirement Medical
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$5,924	$8,954	$11,209
Interest cost	11,243	13,283	13,471
Amount of recognized gains and losses	(40)	1,855	2,142
Amount of prior service cost recognized	(2,872)	(2,872)	(1,481)
Total net periodic benefit cost (benefit)	$14,255	$21,220	$25,341

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007

Weighted average discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit obligation for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007

Weighted average discount rate	6.25%	6.00%	6.25%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The Company had no additional minimum pension liability at December 31, 2007.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2008 and 2007, and the target allocation for 2009 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2009	2008	2007
Asset category:
Equity securities	55%	54%	61%
Fixed income securities	40	26	23
Short-term investments	—	—	—
Other	5	20	16
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2008.  The rate was assumed to decrease gradually to 4.75% for 2011 and remain at that level thereafter.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2008, by $20.5 million and $(17.6) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2008 by $2.0 million and $(1.7) million, respectively.

The Company made contributions to the postretirement medical plan of $12.2 million in 2008 and expects to contribute $186.3 million between 2009 and 2018, inclusive.  The Company received $1.7 million of subsidies in 2008 and expects to receive $23.3 million of subsidies between 2009 and 2018, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2008 and 2007, the pension plan had $83.3 million and $71.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2008, future benefit payments for the pension plan are expected as follows (in millions):

2009:	$40.4
2010:	40.8
2011:	41.5
2012:	42.5
2013:	43.6
Five years thereafter:	$236.1

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2009:	$15.2
2010:	15.7
2011:	16.1
2012:	16.1
2013:	16.3
Five years thereafter:	$83.5

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2009.  The Company expects to contribute approximately $15.2 million during 2008 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.3 million, $3.1 million, and $2.9 million for 2008, 2007 and 2006, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2008, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$8,480	$521
Ordinary renewal	79,770	54,509
Accident and health renewal	184	46
Assumed investment type contracts	14	14
Total	$88,448	$55,090

41

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$70,203	$77,569	$70,203
States, municipalities and political subdivisions	249,945	255,363	249,945
Foreign governments	—	—	—
Public utilities	506,133	494,448	506,133
All other corporate bonds	2,242,944	2,056,962	2,242,944
Preferred stocks	129,400	100,371	129,400
Total fixed maturities	3,198,625	2,984,713	3,198,625

Equity securities
Common stocks:
Public utilities	5,769	5,245	5,245
Banks, trust and insurance	133,128	503,334	503,334
Industrial, miscellaneous and all other	660,259	552,211	552,211
Total equity securities	799,156	1,060,790	1,060,790

Mortgage loans on real estate	46,599		46,599
Real estate	65,323		65,323
Policy loans	162,874		162,874
Other long-term investments	89,559		89,559
Cash, cash equivalents and short-term investments	170,150		170,150
Total investments	$4,532,286		$4,793,920

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

43

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

Year ended December 31, 2006
Individual life	$2,427,769	$—	$27,812	$340,572	$206,440	$331,249	$94,431
Individual health	256,046	2,974	3,864	34,444	19,478	38,447	15,862	$34,438
Group life and health	111,511	—	527	3,454	1,727	6,124	198	—
Annuity	16,105	—	14,037	3,883	1,045	190,520	1,375
Corporate and other	—	—	—	—	120,648	—	44,225
	$2,811,431	$2,974	$46,240	$382,353	$349,338	$566,340	$156,091

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

44

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85%
	$296,303	$10,131	$84,426	$370,598	23%

Year ended December 31, 2006
Life insurance in force	$17,912,837	$3,454,695	$15,309,216	$29,767,358	51%
Premiums:
Individual life	$254,180	$4,839	$91,230	$340,571	27%
Individual health	39,356	4,911	—	34,445	—
Group life and health	3,454	—	—	3,454	—
Annuity	305	—	3,578	3,883	92%
	$297,295	$9,750	$94,808	$382,353	25%

45

NAT Sep Acct I-AdvantEdge	April 2009

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2008

Statements of Operations for the Year Ended December 31, 2008

Statements of Changes in Net Assets for the Years Ended December 31, 2008 and 2007

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2008 and 2007

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2008 and 2007

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

1.              Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed on July 19, 2006.

2.              Not applicable.

3.

a.              Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.             Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

4.

a.              Variable annuity contract.   Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.             Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

c.              Guaranteed Minimum Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to

1

NAT Sep Acct I-AdvantEdge	April 2009

Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

d.             Individual Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4 (D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

e.              Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4 (E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

5.              Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

6.

a.              Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6 (A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.             By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No.9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

7.

a.              Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed on May 1, 1996.

b.             Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995, filed herewith as Exhibit 99.7(B).

c.              Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999  and May 1, 2000 to that Reinsurance Agreement, filed herewith as Exhibit 99.7(C).

8.

a.              Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity, dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

b.             Amendment #1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

c.              Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

d.             Rule 22C-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

e.              Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004.  Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                Amendment #3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

g.             Amendment #4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

h.             Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009.

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NAT Sep Acct I-AdvantEdge	April 2009

Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126) filed on April 24, 2009.

i.                 Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126) filed on April 24, 2009.

j.                 Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and National Integrity.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

k.              Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

l.                 Services Agreement between Pacific Investment Management Company LLC and National Integrity.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

m.           Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

n.             Services Agreement between Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

o.             Administrative Services Agreement between PADCO Advisors II and National Integrity.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

p.             Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658) filed October 15, 2001.

q.             22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008.  Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

r.                Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

s.              Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(F) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

t.                22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

u.             Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Incorporated and National Integrity, dated January 2, 2003 .  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892) filed April 21, 2006.

v.             22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and National Integrity dated February 16, 2007  Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

w.           Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

x.               Administrative Services Agreement between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

y.             Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(G)

3

NAT Sep Acct I-AdvantEdge	April 2009

from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

z.               22c-2 Agreement between Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

aa.        Form of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126) filed on April 24, 2009.

bb.      Form of Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126) filed on April 24, 2009.

cc.        Form of Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126) filed on April 24, 2009.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.        Consent of Independent Registered Public Accounting Firm, filed herewith.

11.        Not applicable.

12.        Not applicable.

13.        Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC) dated September, 2008.  Incorporated by reference to Exhibit 99.13 to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126) filed on April 24, 2009.

14.        Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
William J. Williams	Director
Donald J. Wuebbling	Director
Daniel J. Downing(4)	Director, Vice President
Dale Patrick Hennie(5)	Director
Eric C. Fast(6)	Director
Cameron F. MacRae III(7)	Director
Newton Phelps Stokes Merrill(8)	Director
George R. Bunn Jr.(9)	Director

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President

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NAT Sep Acct I-AdvantEdge	April 2009

Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
Floyd D. Buchannan	Vice President
John P. Ciprio(4)	Vice President
Daniel J. Downing(4)	Vice President
Brian A. Eichhold	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Controller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance(1)	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Michael W. Collier	Manager, Financial Services
Marvin J. Cox, Jr.	Manager, New Business
Edward J. Babbitt	Director, Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Baker(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations
Dawn M. Baca-Travis(4)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

(3) Principal Business Address: 301 Merritt 7, Norwalk, Connecticut 06851

(4) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(5) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(6) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(7) Principal Business Address: 125 West 55th Street, New York, NY 10019

(8) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(9) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate

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NAT Sep Acct I-AdvantEdge	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate ownership entities
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned by an individual under contract with Capital Analysts Incorporated	general insurance agency
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and investment advisor
Capital Analysts Insurance Agency, Inc.	Massachusetts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	Insurance company
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds

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NAT Sep Acct I-AdvantEdge	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Fort Washington Fixed Income Alpha LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	private fixed income fund.
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-B, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the private equity funds
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency

7

NAT Sep Acct I-AdvantEdge	April 2009

Affiliate	State	Entity	Ownership	Type of Business
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	develops and markets financial products
IFS Fund Distributors, Inc.	Delaware	Corporation	100% owned by IFS	registered broker dealer
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
Integrity Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	Insurance company
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate ownership entities
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities

8

NAT Sep Acct I-AdvantEdge	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Queen City Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate ownership entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Seasons Health Care Limited Partnership	Ohio	LP	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 25% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Insurance company
The Ohio Capital Fund LLC	Ohio	LLC	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG	Insurance company
Todd Investment Advisors, Inc.	Kentucky	Corporation	100% owned by FWIA	registered investment adviser
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser

9

NAT Sep Acct I-AdvantEdge	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Pennsylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	Insurance holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Corporation	Mutually owned	Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC	Insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate

10

NAT Sep Acct I-AdvantEdge	April 2009

Affiliate	State	Entity	Ownership	Type of Business
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	owns real estate entities
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	owns real estate entities
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	owns real estate entities

Item 27.                    Number of Contract Owners

As of February 27, 2009, there were 4,235 contract owners of Separate Account I of National Integrity.

Item 28.                    Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling

11

NAT Sep Acct I-AdvantEdge	April 2009

person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                    Principal Underwriters

(a)                    Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account II of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Jill T. McGruder	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Joseph G. Melcher	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.                    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.                    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                    Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never

12

NAT Sep Acct I-AdvantEdge	April 2009

more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements,  promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, National Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

13

NAT Sep Acct I	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 17th day of April 2009.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Registrant)

By:	National Integrity Life Insurance Company

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

NAT Sep Acct I	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2009.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 17, 2009

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 17, 2009

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 17, 2009

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 17, 2009	April 17, 2009

/s/ Edward J. Babbitt	/s/ William J. Williams
Edward J. Babbitt	William J. Williams
April 17, 2009	April 17, 2009

/s/ John R. Lindholm	/s/ Donald J. Wuebbling
John R. Lindholm	Donald J. Wuebbling
April 17, 2009	April 17, 2009

/s/ Jill T. McGruder
Jill T. McGruder
April 17, 2009

NAT Sep Acct I	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2009.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 17, 2009

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 17, 2009

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 17, 2009

DIRECTORS:

/s/ John F. Barrett	/s/ Edward S. Heenan, attorney-in-fact for George H. Walker, III
John F. Barrett	George H. Walker, III
April 17, 2009	April 17, 2009

/s/ James N. Clark	/s/ Edward S. Heenan, attorney-in-fact for Thomas L. Williams
James N. Clark	Thomas L. Williams
April 17, 2009	April 17, 2009

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson	/s/ William J. Williams
Jo Ann Davidson	William J. Williams
April 17, 2009	April 17, 2009

/s/ Edward S. Heenan, attorney-in-fact for Eugene P. Ruehlmann	/s/ Edward S. Heenan, attorney-in-fact for Donald A. Bliss
Eugene P. Ruehlmann	Donald A. Bliss
April 17, 2009	April 17, 2009